UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21977

PowerShares Exchange-Traded Fund Trust II
(Exact name of registrant as specified in charter)

301 W. Roosevelt Road, Wheaton IL		60187
(Address of principal executive offices)		(Zip code)

Andrew Schlossberg 301 W. Roosevelt Road Wheaton, IL 60187
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-983-0903

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

The schedules of investments for the three-month period ended January 31, 2011 is set forth below.

Schedule of Investments

PowerShares DWA Developed Markets Technical Leaders Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 9.5%
395,022	Alumina Ltd.	$937,332
61,578	Caltex Australia Ltd.	825,126
382,726	Challenger Financial Services Group Ltd.	1,747,627
84,432	Coca-Cola Amatil Ltd.	946,169
19,742	Cochlear Ltd.	1,517,542
288,452	Fortescue Metals Group Ltd.*	1,834,803
24,275	Newcrest Mining Ltd.	894,996
129,729	Oil Search Ltd.	861,403
84,631	Origin Energy Ltd.	1,386,316
219,794	Paladin Energy Ltd.*	1,071,568
34,719	Woolworths Ltd.	924,216
		12,947,098
	Belgium - 0.7%
18,970	Umicore	973,994

	Bermuda - 1.0%
40,042	Seadrill Ltd.	1,317,182

	Canada - 15.7%
10,486	Agrium, Inc.	927,464
16,181	ATCO Ltd., Class I	947,970
14,698	Canadian National Railway Co.	997,598
23,461	Inmet Mining Corp.	1,750,926
160,558	Ivanhoe Mines Ltd.*	4,464,002
20,923	Metro, Inc., Class A	904,694
12,898	National Bank of Canada	900,184
137,078	Sherritt International Corp.	1,197,762
94,995	Silver Wheaton Corp.*	2,933,662
58,118	Sino-Forest Corp.*	1,265,494
23,835	SNC-Lavalin Group, Inc.	1,398,050
63,671	Teck Resources Ltd., Class B	3,860,681
		21,548,487
	China - 4.3%
2,793,000	China Shipping Container Lines Co. Ltd., H-Shares*	1,289,780
95,200	Tencent Holdings Ltd.	2,466,780
1,431,000	Yangzijiang Shipbuilding Holdings Ltd.	2,079,422
		5,835,982
	Denmark - 1.4%
35,459	Danske Bank A/S*	952,095
8,049	Novo Nordisk A/S, Class B	908,149
		1,860,244
	Finland - 1.0%
26,039	Metso Corp. Oyj	1,391,565

	France - 5.9%
13,120	Iliad SA*	1,394,931
6,196	PPR	991,758
15,509	Renault SA*	1,016,044
74,535	Rhodia SA	2,225,642
11,301	Technip SA	1,099,585
23,355	Valeo SA*	1,368,842
		8,096,802
	Germany - 5.8%
15,075	Continental AG*	1,188,399
10,782	Hochtief AG*	955,664
418,232	Infineon Technologies AG*	4,427,189
18,636	Lanxess AG	1,356,446
		7,927,698
	Hong Kong - 9.8%
281,000	BOC Hong Kong (Holdings) Ltd.	906,539
493,000	Citic Pacific Ltd.	1,324,869
471,000	CNOOC Ltd.	1,039,182
226,000	Hang Lung Group Ltd.	1,427,765
218,000	Kingboard Chemical Holdings Ltd.	1,241,600
160,000	Li & Fung Ltd.	1,037,488
496,500	Lifestyle International Holdings Ltd.	1,233,010
736,000	Noble Group Ltd.	1,253,500
182,000	Orient Overseas International Ltd.	1,824,494
155,000	Wharf Holdings Ltd. (The)	1,171,087
238,000	Wheelock & Co. Ltd.	964,731
		13,424,265
	Italy - 1.1%
51,572	Fiat SpA	501,300
19,471	Saipem SpA	975,425
		1,476,725
	Japan - 4.0%
225,000	Isuzu Motors Ltd.	1,060,051
30,600	Komatsu Ltd.	912,809
10,300	Oriental Land Co. Ltd.	950,421
55,500	Sega Sammy Holdings, Inc.	1,113,658
40,800	SoftBank Corp.	1,405,815
		5,442,754
	Norway - 3.3%
95,812	DnB NOR ASA	1,318,754
83,937	Petroleum Geo-Services ASA*	1,242,499
32,542	Schibsted ASA	976,381
18,488	Yara International ASA	1,040,599
		4,578,233
	Portugal - 0.7%
65,878	Jeronimo Martins SGPS SA	997,118

	Singapore - 2.6%
47,000	Jardine Cycle & Carriage Ltd.	1,248,438
309,000	Keppel Land Ltd.	1,081,500
282,000	SembCorp Marine Ltd.	1,187,484
		3,517,422
	Spain - 0.7%
13,276	Industria de Diseno Textil SA	1,004,534

	Switzerland - 7.2%
58,726	ABB Ltd.*	1,393,075
1,636	Barry Callebaut AG*	1,315,381
17,733	Compagnie Financiere Richemont SA	969,073
5,361	Geberit AG	1,136,499
9,614	Schindler Holding AG	1,074,304
566	SGS SA*	925,213
6,050	Sulzer AG*	840,877

	Switzerland (continued)
2,374	Swatch Group AG*	$956,522
3,886	Syngenta AG*	1,257,631
		9,868,575
	United Kingdom - 21.2%
80,907	AMEC PLC	1,555,114
58,286	Antofagasta PLC	1,312,636
99,065	Burberry Group PLC	1,704,195
220,974	Carphone Warehouse Group PLC*	1,426,399
110,964	Compass Group PLC	987,327
138,881	Cookson Group PLC*	1,478,198
2,370,000	Genting Singapore PLC*	3,740,156
76,011	IMI PLC	1,060,448
902,564	ITV PLC*	1,123,295
107,601	John Wood Group PLC	942,754
91,174	Kazakhmys PLC	2,199,332
216,132	Kingfisher PLC	872,398
618,317	Legal & General Group PLC	1,099,333
84,711	Petrofac Ltd.	2,124,841
16,860	Rio Tinto PLC	1,155,836
25,724	SABMiller PLC	832,721
73,834	Travis Perkins PLC	1,196,828
70,617	Tullow Oil PLC	1,502,112
63,768	Weir Group PLC (The)	1,617,904
47,735	Xstrata PLC	1,058,965
		28,990,792
	United States - 4.1%
16,281	Autoliv, Inc. SDR	1,272,299
30,492	Domtar Corp.	2,684,759
37,366	Royal Caribbean Cruises Ltd.*	1,701,410
		5,658,468
	Total Common Stocks and Other Equity Interests (Cost $121,517,629)	136,857,938

	Money Market Fund - 0.0%
20,639	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $20,639)	20,639

	Total Investments (Cost $121,538,268)(a)-100.0%	136,878,577
	Other assets less liabilities-0.0%	29,781
	Net Assets-100.0%	$136,908,358

Investment Abbreviations:
SDR - Swedish Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $121,685,690. The net unrealized appreciation was $15,192,887 which consisted of aggregate gross unrealized appreciation of $16,753,129 and aggregate gross unrealized depreciation of $1,560,242.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares DWA Emerging Markets Technical Leaders Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 101.5%
	Australia - 0.7%
67,529	BHP Billiton PLC	$2,572,309

	Brazil - 4.9%
151,778	Cia de Bebidas das Americas ADR	4,052,473
153,916	Cia Paranaense de Energia ADR	3,938,710
42,469	Cia de Saneamento Basico do Estado de Sao Paulo ADR*	2,105,188
147,400	Tam SA ADR	3,242,800
66,625	Ultrapar Participacoes SA ADR	4,226,024
		17,565,195
	Cayman Islands - 0.5%
18,780	New Oriental Education & Technology Group, Inc. ADR*	1,852,835

	Chile - 1.2%
155,556	Lan Airlines SA ADR*	4,363,346

	China - 5.4%
1,308,000	China Oilfield Services Ltd., H-Shares	2,530,179
160,205	Focus Media Holding Ltd. ADR*	3,990,706
1,909,330	Jiangxi Copper Co. Ltd., H-Shares	6,098,492
40,480	SINA Corp.*	3,450,920
3,846,000	Zijin Mining Group Co. Ltd., H-Shares	3,039,010
		19,109,307
	Hong Kong - 1.1%
508,980	Hengan International Group Co. Ltd.	3,809,638

	India - 0.8%
68,131	ICICI Bank Ltd. ADR	2,952,797

	Indonesia - 9.5%
1,640,000	Astra Agro Lestari Tbk PT	3,933,245
1,083,809	Astra International Tbk PT	5,857,456
4,128,830	Bank Central Asia Tbk PT	2,578,237
8,500	Fajar Surya Wisesa TBK PT	2,419
37,276,000	Global MediaCom TBK PT	2,966,260
6,260,750	International Nickel Indonesia Tbk PT	3,182,963
4,458,770	Semen Gresik (Persero) Tbk PT	3,819,128
1,872,580	Tambang Batubara Bukit Asam Tbk PT	4,087,473
3,202,720	United Tractors Tbk PT	7,557,258
		33,984,439
	Luxembourg - 1.4%
129,245	Ternium SA ADR	5,032,800

	Malaysia - 22.4%
2,585,600	Affin Holdings Bhd	3,023,501
3,753,300	AirAsia Bhd*	3,371,411
1,630,300	AMMB Holdings Bhd	3,530,586
448,300	Batu Kawan Bhd	2,401,476
5,037,600	Dialog Group Bhd	3,422,573
4,571,500	DRB-Hicom Bhd	2,837,122
1,826,000	Gamuda Bhd	2,272,435
841,400	Genting Bhd	2,929,716
1,869,300	Hap Seng Consolidated Bhd	3,968,790
851,200	Hong Leong Financial Group Bhd	2,441,135
1,204,700	IJM Corp. Bhd	2,577,425
5,049,000	Kencana Petroleum Bhd	4,238,422
452,200	Kuala Lumpur Kepong Bhd	3,152,033
752,100	Kulim (Malaysia) Bhd	3,193,631
12,204,200	Lion Corp. Bhd*	1,335,426
1,266,100	Malaysia Airports Holdings Bhd	2,535,095
6,623,900	Malaysian Resources Corp. Bhd	4,759,948
3,123,500	Media Prima Bhd	2,642,451
2,925,100	Multi-Purpose Holdings Bhd	2,379,062
3,833,200	OSK Holdings Bhd	2,203,636
1,736,679	Parkson Holdings Bhd	3,199,369
1,198,500	RHB Capital Bhd	3,307,962
4,641,400	SapuraCrest Petroleum Bhd	5,579,080
2,110,000	Sunway City Bhd	2,970,472
2,588,000	Tradewinds Plantation Bhd	2,544,465
3,061,700	WCT Bhd	3,240,212
		80,057,434
	Mexico - 10.3%
389,200	Coca-Cola Femsa SAB de CV, Series L	3,079,924
4,406,700	Controladora Comercial Mexicana SAB de CV	5,539,715
930,500	Corporacion GEO SAB de CV, Series B*	3,177,201
538,800	Fomento Economico Mexicano SAB de CV	2,849,755
610,300	Grupo Carso SAB de CV, Series A1	1,743,170
787,400	Grupo Financiero Banorte SAB de CV, Class O	3,495,873
1,295,000	Grupo Mexico SAB de CV, Series B	5,071,271
120,655	Industrias Penoles SAB de CV	4,007,681
195,400	Inmuebles Carso SAB de CV*	207,243
1,241,700	Mexichem SAB de CV	4,429,684
195,400	Minera Frisco SAB de CV*	836,203
722,300	Promotora y Operadora de Infraestructura SAB de CV*	2,479,365
		36,917,085
	Peru - 6.2%
2,192,395	Alicorp SA	4,982,716
52,042	Credicorp Ltd.	5,425,899
1,622,289	Ferreyros SA	2,633,586
1,503,283	Grana y Montero SA	3,525,014
108,267	Sociedad Minera Cerro Verde SAA	5,738,151
		22,305,366
	Philippines - 3.3%
19,586,665	Holcim Philippines, Inc.	5,881,749
1,547,780	JG Summit Holdings, Inc.	663,983
1,156,170	Jollibee Foods Corp.	1,957,840
10,784,400	Petron Corp.	3,408,932
		11,912,504
	Russia - 2.4%
267,343	Mechel ADR	8,429,325

	Singapore - 1.8%
4,937,060	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,438,694

	South Africa - 7.8%
419,051	Aspen Pharmacare Holdings Ltd.*	$4,972,583
151,252	Exxaro Resources Ltd.	3,022,933
46,609	Gold Fields Ltd.	732,501
251,944	JSE Ltd.	2,807,176
70,603	Kumba Iron Ore Ltd.	4,427,437
10,496,462	Merafe Resources Ltd.	2,251,330
456,962	Mvelaphanda Resources Ltd.*	2,354,818
96,800	Naspers Ltd., Class N	5,028,747
173,831	Shoprite Holdings Ltd.	2,157,151
		27,754,676
	South Korea - 13.1%
107,450	Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	3,919,295
10,195	Hyundai Heavy Industries Co. Ltd.	4,409,681
70,720	Hyundai Merchant Marine Co. Ltd.*	2,115,987
19,390	Hyundai Mipo Dockyard	3,553,594
28,834	Hyundai Motor Co.	4,602,948
41,978	Hyundai Steel Co.	5,203,730
183,253	Kia Motors Corp.	8,939,569
36,578	Samsung C&T Corp.	2,332,406
36,277	Samsung Engineering Co. Ltd.	6,373,467
98,999	SFA Engineering Corp.*	5,209,080
		46,659,757
	Thailand - 5.7%
1,939,155	Bangkok Dusit Medical Services PCL	3,012,767
176,875	Banpu PCL	4,179,277
1,031,900	Big C Supercenter PCL	2,713,768
18,529,400	Italian-Thai Development PCL*	2,183,105
636,380	Kasikornbank PCL	2,368,788
350,200	PTT Exploration & Production PCL	1,819,294
638,595	Siam Commercial Bank PCL	1,942,966
2,532,100	Thai Plastic & Chemical PCL	2,048,956
		20,268,921
	Turkey - 2.3%
133,897	Anadolu Efes Biracilik ve Malt Sanayii AS	1,657,896
776,396	Aygaz AS	4,203,672
617,502	Koc Holding AS	2,519,080
		8,380,648
	United Kingdom - 0.7%
48,766	Anglo American PLC	2,360,872

	Total Common Stocks and Other Equity Interests (Cost $344,637,642)	362,727,948

	Money Market Fund - 0.0%
114,287	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $114,287)	114,287

	Total Investments (Cost $344,751,929)(a)-101.5%	362,842,235
	Liabilities in excess of other assets-(1.5%)	(5,455,413)
	Net Assets-100.0%	$357,386,822

Investment Abbreviations:

ADR      - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $345,702,994. The net unrealized appreciation was $17,139,241 which consisted of aggregate gross unrealized appreciation of $34,427,155 and aggregate gross unrealized depreciation of $17,287,914.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Dynamic Developed International Opportunities Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.5%
	Australia - 0.4%
43,535	Telstra Corp. Ltd.	$121,532

	Austria - 2.4%
2,656	Erste Group Bank AG	133,274
1,855	Flughafen Wien AG	122,074
2,988	OMV AG	132,728
2,252	Raiffeisen International Bank Holding AG	132,608
4,441	Strabag SE	129,078
2,334	Vienna Insurance Group AG Wiener Versicherung Gruppe	127,149
		776,911
	Belgium - 1.7%
53,949	Ageas	153,180
3,596	Belgacom SA	129,391
2,070	D’ieteren SA	124,445
3,567	KBC Groep NV*	143,067
		550,083
	Bermuda - 0.8%
21,278	Catlin Group Ltd.	126,103
14,453	Lancashire Holdings Ltd.	128,599
		254,702
	Canada - 4.4%
2,035	ATCO Ltd., Class I	119,221
2,126	Bank of Montreal	122,810
7,164	CGI Group, Inc., Class A*	137,944
4,196	Encana Corp.	135,371
3,830	Petrominerales Ltd.	149,486
5,284	Sino-Forest Corp.*	115,057
2,631	Telus Corp.	130,597
8,981	Thompson Creek Metals Co., Inc.*	122,021
1,645	Toronto-Dominion Bank (The)	123,278
4,160	Valeant Pharmaceuticals International, Inc.	151,761
10,114	Western Coal Corp.*	126,393
		1,433,939
	China - 2.4%
233,000	Bank of China Ltd., H-Shares	121,047
121,000	Bank of Communications Co. Ltd., H-Shares	115,323
128,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	141,041
236,000	China Telecom Corp. Ltd., H-Shares	140,466
72,000	Dongfeng Motor Group Co. Ltd., H-Shares	127,084
158,000	Soho China Ltd.	124,645
		769,606
	Cyprus - 0.4%
23,493	Songa Offshore SE*	129,343

	Denmark - 0.8%
6,561	H. Lundbeck A/S	136,348
953	Topdanmark A/S*	137,670
		274,018
	Finland - 0.8%
8,900	Huhtamaki Oyj	129,096
11,810	Nokia Oyj	126,618
		255,714
	France - 6.7%
1,779	Arkema SA	123,877
7,246	AXA SA	153,584
1,875	BNP Paribas	140,356
1,696	Cie Generale des Etablissements Michelin, Class B	123,632
6,650	CNP Assurances	146,786
9,595	Credit Agricole SA	141,940
4,389	Faurecia*	152,449
5,812	France Telecom SA	127,133
1,755	Plastic Omnium SA	137,774
3,192	PSA Peugeot Citroen SA*	133,978
2,119	Renault SA*	138,822
3,821	Rhodia SA	114,096
4,778	SCOR SE*	132,421
2,223	Societe Generale	143,944
2,189	Valeo SA*	128,298
4,465	Vivendi SA	128,154
		2,167,244
	Germany - 5.9%
4,184	Aareal Bank AG*	129,353
1,028	Allianz SE	142,982
1,516	BASF SE	116,767
1,554	Bayerische Motoren Werke (BMW) AG	119,480
1,779	Daimler AG*	130,292
5,521	Deutsche Lufthansa AG*	116,151
11,723	Freenet AG	137,337
2,269	Hannover Rueckversicherung AG	127,092
1,567	Lanxess AG	114,056
2,784	Leoni AG*	119,601
1,519	Merck KGaA	130,159
799	Muenchener Rueckversicherungs-Gesellschaft AG	125,317
1,310	SMA Solar Technology AG	130,803
12,432	Solarworld AG	122,838
865	Volkswagen AG	131,637
		1,893,865
	Greece - 1.4%
21,595	Mytilineos Holdings SA*	155,435
7,359	OPAP SA	148,412
8,347	Public Power Corp. SA	136,753
		440,600
	Hong Kong - 3.4%
44,000	Cathay Pacific Airways Ltd.	110,850
12,000	China Mobile Ltd.	117,911
10,000	Guoco Group Ltd.	129,558
18,000	Hang Lung Group Ltd.	113,716
5,000	Jardine Strategic Holdings Ltd.	140,500
64,000	New World Development Co. Ltd.	121,174
294,000	PCCW Ltd.	138,783
31,000	Wheelock & Co. Ltd.	125,658
34,000	Yue Yuen Industrial (Holdings) Ltd.	117,102
		1,115,252

	Ireland - 0.0%
842,107	Anglo Irish Bank Corp. Ltd.*	$—

	Israel - 2.0%
41,057	Bezeq Israeli Telecommunication Corp. Ltd.	109,485
3,781	Cellcom Israel Ltd.	113,951
475	Delek Group Ltd.	106,599
55,116	Israel Discount Bank Ltd., Class A*	109,513
11,581	Mizrahi Tefahot Bank Ltd.	110,006
6,026	Partner Communications Co. Ltd.	115,291
		664,845
	Italy - 5.5%
6,298	Assicurazioni Generali SpA	137,548
9,277	Autostrada Torino-Milano SpA	130,367
33,815	Banca Popolare di Milano Scarl	143,022
3,851	Danieli SpA	118,424
24,155	Enel SpA	136,688
6,145	Fiat SpA	59,732
10,789	Finmeccanica SpA	145,920
11,149	Indesit Co. SpA	122,435
13,569	Mediobanca SpA	137,291
29,296	Mediolanum SpA	149,313
15,105	Pirelli & C. SpA	115,556
12,966	Recordati SpA	117,768
4,899	Societa’ Cattolica di Assicurazioni Scrl*	129,898
93,386	Telecom Italia SpA	132,897
		1,776,859
	Japan - 28.0%
11,300	ADEKA Corp.	129,785
3,400	Aisin Seiki Co. Ltd.	129,269
10,700	Alps Electric Co. Ltd.	128,510
59,000	Aozora Bank Ltd.	130,343
19,000	Asahi Kasei Corp.	129,867
8,200	Brother Industries Ltd.	125,607
4,400	Canon Electronics, Inc.	124,003
7,600	Century Tokyo Leasing Corp.	134,412
18,000	Chiba Bank Ltd. (The)	112,267
29,000	Chuo Mitsui Trust Holdings, Inc.	116,807
17,000	Daicel Chemical Industries Ltd.	123,874
8,000	Daihatsu Motor Co. Ltd.	132,601
6,800	Daiichikosho Co. Ltd.	124,497
17,000	Dainippon Screen Manufacturing Co. Ltd.*	156,451
3,500	Denso Corp.	129,013
56,000	DIC Corp.	125,082
3,800	EXEDY Corp.	127,873
5,200	FCC Co. Ltd.	118,179
16,000	Fuji Heavy Industries Ltd.	137,288
22,000	Hachijuni Bank Ltd. (The)	126,205
8,600	Heiwa Corp.	125,856
24,000	Hitachi Ltd.	131,234
3,000	Honda Motor Co. Ltd.	127,243
1,200	Idemitsu Kosan Co. Ltd.	126,401
27,000	Isuzu Motors Ltd.	127,206
12,100	ITOCHU Corp.	131,737
18,000	Kagoshima Bank Ltd. (The)	118,638
11,000	Kaken Pharmaceutical Co. Ltd.	138,826
17,000	Kayaba Industry Co. Ltd.	134,871
5,300	Keihin Corp.	121,228
8,500	Kuraray Co. Ltd.	119,517
4,700	Lintec Corp.	131,712
17,008	Marubeni Corp.	128,084
18,000	Mitsubishi Chemical Holdings Corp.	125,668
12,000	Mitsubishi Electric Corp.	132,552
18,000	Mitsubishi Gas Chemical Co., Inc.	125,668
22,700	Mitsubishi UFJ Financial Group, Inc.	118,030
11,980	Mochida Pharmaceutical Co. Ltd.	135,109
12,000	NHK Spring Co. Ltd.	135,921
9,000	Nippon Electric Glass Co. Ltd.	135,665
12,000	Nippon Kayaku Co. Ltd.	125,522
66,000	Nippon Light Metal Co. Ltd.*	139,363
12,994	Nippon Shokubai Co. Ltd.	144,325
2,700	Nippon Telegraph & Telephone Corp.	125,558
41,000	Nishi-Nippon City Bank Ltd. (The)	127,609
12,600	Nissan Motor Co. Ltd.	127,646
6,500	Nissin Kogyo Co. Ltd.	117,338
2,600	Nitto Denko Corp.	129,794
68	NTT DoCoMo, Inc.	121,592
2,100	Sankyo Co. Ltd.	116,752
6,400	Sega Sammy Holdings, Inc.	128,422
6,700	Seiko Epson Corp.	111,380
17,000	Sekisui Chemical Co. Ltd.	130,721
60	Seven Bank Ltd.	135,628
3,400	Sony Corp.	117,400
8,700	Sumitomo Corp.	125,408
8,900	Sumitomo Electric Industries Ltd.	129,486
11,600	Sumitomo Rubber Industries Ltd.	122,612
19,000	Sumitomo Trust & Banking Co. Ltd. (The)	114,793
4,100	Takata Corp.	125,907
2,500	Takeda Pharmaceutical Co. Ltd.	120,530
25,984	Toagosei Co. Ltd.	130,031
9,100	Tokai Rubber Industries Ltd.	121,289
17	Tokyu REIT, Inc. REIT	118,272
26,000	Toshiba TEC Corp.	123,129
38,000	Tosoh Corp.	123,374
25,000	Toyo Ink Manufacturing Co. Ltd.	129,989
6,400	TS Tech Co. Ltd.	129,515
13,000	Yamaguchi Financial Group, Inc.	130,746
23,000	Yokohama Rubber Co. Ltd. (The)	117,625
15,000	Zeon Corp.	137,678
		9,032,533
	Jersey Island - 0.4%
62,037	Beazley PLC	118,148

	Netherlands - 3.3%
19,974	Aegon NV*	148,149
3,637	ASM International NV*	132,013
5,103	European Aeronautic Defence and Space Co. NV*	147,270
2,790	Heineken Holding NV	124,009
2,156	Koninklijke DSM NV	127,827
8,324	Koninklijke KPN NV	131,412
9,846	Reed Elsevier NV	128,401
11,781	TomTom NV*	116,503
		1,055,584
	New Zealand - 0.4%
72,841	Telecom Corp. of New Zealand Ltd.	128,369

	Norway - 0.8%
15,338	Austevoll Seafood ASA	121,091
16,777	Storebrand ASA*	131,986
		253,077
	Portugal - 1.2%
31,721	Banco Espirito Santo SA	128,729
10,443	Portugal Telecom SGPS SA	121,124

	Portugal (continued)
10,800	Semapa-Sociedade de Investimento e Gestao SGPS SA	$132,062
		381,915
	Singapore - 1.2%
12,000	DBS Group Holdings Ltd.	140,812
31,000	SembCorp Industries Ltd.	124,969
11,000	Singapore Airlines Ltd.	126,844
		392,625
	Spain - 4.5%
4,941	Abengoa SA	137,819
12,057	Banco Bilbao Vizcaya Argentaria SA	148,226
30,818	Banco de Sabadell SA	147,626
23,721	Banco Popular Espanol SA	142,834
22,760	Criteria Caixacorp SA	157,299
6,205	Enagas	131,051
4,714	Endesa SA	133,879
15,755	Iberdrola SA	135,217
20,534	Sacyr Vallehermoso SA*	195,573
5,370	Telefonica SA	135,061
		1,464,585
	Sweden - 3.7%
14,327	Billerud AB	142,039
6,162	Boliden AB	128,889
5,958	Kinnevik Investment AB, Class B	133,054
5,604	NCC AB, Class B	131,249
11,228	Nordea Bank AB	136,721
6,787	Saab AB, Class B	129,296
14,638	Skandinaviska Enskilda Banken AB, Class A	133,285
5,870	Tele2 AB, Class B	130,084
15,260	TeliaSonera AB	126,015
		1,190,632
	Switzerland - 4.0%
1,970	Allied World Assurance Co. Holdings Ltd.	118,850
1,274	Baloise Holding AG*	131,651
3,038	Credit Suisse Group AG*	136,470
3,540	Foster Wheeler AG*	130,307
3,990	Garmin Ltd.	123,012
323	Helvetia Holding AG	132,600
3,505	Noble Corp.	134,066
280	Swisscom AG	124,110
3,438	Tyco Electronics Ltd.	124,559
464	Zurich Financial Services AG*	127,351
		1,282,976
	United Kingdom - 13.0%
39,293	Aberdeen Asset Management PLC	140,036
54,945	Afren PLC*	127,788
19,515	Amlin PLC	122,032
2,631	AstraZeneca PLC	127,711
19,706	Aviva PLC	139,766
23,379	BAE Systems PLC	128,070
25,128	Balfour Beatty PLC	135,035
29,453	Barclays PLC	138,581
18,472	Berendsen PLC	124,593
16,569	BP PLC	128,676
42,281	BT Group PLC	118,855
20,797	Carillion PLC	128,016
110,294	Debenhams PLC*	116,068
18,139	Drax Group PLC	112,730
38,081	DS Smith PLC	123,151
19,598	FirstGroup PLC	117,434
24,268	Intermediate Capital Group PLC	132,085
18,036	International Power PLC	122,143
5,709	Kier Group PLC	114,396
78,941	Legal & General Group PLC	140,353
15,538	Mondi PLC	126,929
13,879	National Grid PLC	122,825
62,850	Old Mutual PLC	126,442
42,569	Pace PLC	130,097
43,681	Paragon Group of Cos. PLC	133,775
52,350	Senior PLC	123,933
28,748	St. James’s Place PLC	139,523
36,543	Stagecoach Group PLC	122,860
20,621	Tullett Prebon PLC	128,155
45,560	Vodafone Group PLC	127,963
15,663	WH Smith PLC	116,158
45,926	William Hill PLC	133,515
11,051	WS Atkins PLC	121,694
		4,191,388
	Total Common Stocks and Other Equity Interests (Cost $28,040,353)	32,116,345

	Preferred Stocks - 0.4%
	Germany - 0.4%
3,965	ProSiebenSat.1 Media AG (Cost $45,703)	121,957

	Total Investments (Cost $28,086,056)(a)-99.9%	32,238,302
	Other assets less liabilities-0.1%	16,667
	Net Assets-100.0%	$32,254,969

Investment Abbreviations:

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $28,237,646. The net unrealized appreciation was $4,000,656 which consisted of aggregate gross unrealized appreciation of $4,660,159 and aggregate gross unrealized depreciation of $659,503.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Infrastructure Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.1%
	Australia - 0.6%
37,854	Leighton Holdings Ltd.	$1,190,711

	Brazil - 11.2%
214,302	Cia Siderurgica Nacional SA ADR*	3,655,992
177,519	Gerdau SA ADR	2,352,127
324,800	Iochpe-Maxion SA	3,901,443
100,600	Lupatech SA*	1,052,081
227,700	MMX Mineracao e Metalicos SA*	1,362,104
651,300	Paranapanema SA*	2,008,371
229,161	Vale SA ADR	7,981,678
56,300	Weg SA	668,192
		22,981,988
	Cayman Islands - 1.0%
3,391,000	Lonking Holdings Ltd.	1,979,162

	Chile - 2.4%
84,380	CAP SA	4,299,104
27,331	Molibdenos y Metales SA	637,686
		4,936,790
	China - 15.9%
1,242,000	Angang Steel Co. Ltd., H-Shares	1,828,966
988,000	Anhui Conch Cement Co. Ltd., H-Shares	4,562,486
1,159,000	China Communications Construction Co. Ltd., H-Shares	936,626
1,498,000	China Molybdenum Co. Ltd., H-Shares	1,410,425
1,526,000	China National Building Material Co. Ltd., H-Shares	3,797,505
2,338,000	Chongqing Iron & Steel Co. Ltd., H-Shares*	623,807
1,235,400	Dongfang Electric Corp. Ltd., H-Shares	5,237,465
1,744,000	First Tractor Co. Ltd., H-Shares	1,655,466
698,000	Guangzhou Shipyard International Co. Ltd., H-Shares	1,523,902
774,000	Harbin Power Equipment Co. Ltd., H-Shares	973,984
7,088,000	Hunan Non-Ferrous Metal Corp. Ltd., H-Shares*	2,782,193
1,585,000	Jiangxi Copper Co. Ltd., H-Shares	5,062,566
3,402,000	Shanghai Electric Group Co. Ltd., H-Shares	2,046,677
		32,442,068
	Egypt - 0.4%
23,861	Orascom Construction Industries	893,538

	France - 5.7%
53,056	Alstom SA	2,965,235
11,746	Areva SA CI	576,353
140,695	Vinci SA	8,156,470
		11,698,058
	India - 3.4%
139,046	Larsen & Toubro Ltd. GDR	4,950,037
76,290	Mahindra & Mahindra Ltd. GDR	1,182,495
52,624	Sterlite Industries (India) Ltd. ADR	760,417
		6,892,949
	Indonesia - 4.4%
3,814,500	Aneka Tambang Tbk PT	916,947
2,061,000	Indocement Tunggal Prakarsa Tbk PT	3,086,489
2,404,500	International Nickel Indonesia Tbk PT	1,222,447
3,319,000	Semen Gresik (Persero) Tbk PT	2,842,866
352,000	United Tractors Tbk PT	830,592
		8,899,341
	Israel - 2.2%
256,239	Ormat Industries Ltd.	2,061,634
911,829	Shikun & Binui Ltd.	2,433,016
		4,494,650
	Malaysia - 5.4%
5,387,200	Dialog Group Bhd	3,660,093
1,898,400	Gamuda Bhd	2,362,536
1,109,000	IJM Corp. Bhd	2,372,677
357,800	Lafarge Malayan Cement Bhd	917,436
1,649,000	WCT Bhd	1,745,145
		11,057,887
	Mexico - 0.9%
734,300	Empresas ICA SAB de CV*	1,856,458

	Poland - 1.5%
43,651	PBG SA	3,104,774

	Russia - 5.6%
31,550	Evraz Group SA GDR*	1,249,380
159,476	LSR Group OJSC GDR*	1,554,891
30,059	Magnitogorsk Iron & Steel Works GDR*	438,861
35,849	Mechel ADR	1,130,319
210,697	MMC Norilsk Nickel OJSC ADR	5,343,276
22,042	Novolipetsk Steel OJSC GDR	940,312
46,354	Severstal GDR	836,690
		11,493,729
	Singapore - 4.0%
2,540,000	Hyflux Ltd.	4,425,156
3,908,000	Midas Holdings Ltd.	2,824,140
214,000	SembCorp Marine Ltd.	901,141
		8,150,437
	South Africa - 9.0%
109,274	African Rainbow Minerals Ltd.	3,203,646
451,595	Aveng Ltd.	2,391,315
401,826	Group Five Ltd.	1,797,024
669,638	Pretoria Portland Cement Co. Ltd.	2,909,848
499,020	Raubex Group Ltd.	1,508,180
198,112	Reunert Ltd.	1,765,901
285,979	Wilson Bayly Holmes-Ovcon Ltd.	4,899,083
		18,474,997
	Spain - 0.3%
6,675	Acciona SA	578,278

	Sweden - 2.1%
182,647	Atlas Copco AB, Class A	4,396,992

	Switzerland - 6.8%
359,934	ABB Ltd.*	8,558,595
145,618	Foster Wheeler AG*	5,360,199
		13,918,794
	Taiwan - 7.7%
2,780,326	China Steel Corp.	3,236,556

	Taiwan (continued)
3,558,408	Chung Hung Steel Corp.*	$2,169,200
2,032,000	CTCI Corp.	2,379,432
3,621,550	Taiwan Cement Corp.	3,910,234
3,497,505	Tung Ho Steel Enterprise Corp.	4,137,669
		15,833,091
	United States - 9.6%
82,888	Caterpillar, Inc.	8,040,965
46,658	Fluor Corp.	3,228,267
47,914	ITT Corp.	2,823,093
172,499	KBR, Inc.	5,537,218
		19,629,543
	Total Common Stocks and Other Equity Interests (Cost $172,537,641)	204,904,235

	Money Market Fund - 0.2%
381,064	Goldman Sachs Financial Square Prime Obligations Institutional Share Class
	(Cost $381,064)	381,064

	Total Investments (Cost $172,918,705)(a)-100.3%	205,285,299
	Liabilities in excess of other assets-(0.3%)	(645,158)
	Net Assets-100.0%	$204,640,141

Investment Abbreviations:

ADR     - American Depositary Receipt

GDR     - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $174,136,111. The net unrealized appreciation was $31,149,188 which consisted of aggregate gross unrealized appreciation of $34,966,230 and aggregate gross unrealized depreciation of $3,817,042.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.8%
	Australia - 39.5%
10,484	AGL Energy Ltd.	$155,743
71,662	Alumina Ltd.	170,044
41,447	Amcor Ltd.	284,300
63,010	AMP Ltd.	336,092
69,493	Australia & New Zealand Banking Group Ltd.	1,639,965
22,185	AXA Asia Pacific Holdings Ltd.	142,443
80,062	BHP Billiton Ltd.	3,532,115
119,485	BlueScope Steel Ltd.	252,548
35,432	Boral Ltd.	170,270
30,282	Brambles Ltd.	216,773
12,193	Caltex Australia Ltd.	163,382
57,460	CFS Retail Property Trust REIT	103,977
10,522	Coca-Cola Amatil Ltd.	117,912
36,728	Commonwealth Bank of Australia	1,920,971
7,135	Crown Ltd.	61,035
5,769	CSL Ltd.	214,021
188,073	Dexus Property Group REIT	155,632
8,653	DuluxGroup Ltd.	23,120
36,561	Fairfax Media Ltd.	49,209
52,443	Foster’s Group Ltd.	295,414
216,808	Goodman Group REIT	143,745
62,061	GPT Group REIT	183,149
656,750	GPT Group-In Specie REIT*	—
44,651	Incitec Pivot Ltd.	191,423
77,962	Insurance Australia Group Ltd.	296,144
3,101	Leighton Holdings Ltd.	97,543
27,506	Lend Lease Group	241,601
9,861	Macquarie Group Ltd.	399,352
34,889	MAP Group	104,005
34,836	Metcash Ltd.	145,872
127,876	Mirvac Group REIT	158,091
78,623	National Australia Bank Ltd.	1,933,027
6,526	Newcrest Mining Ltd.	240,608
48,132	OneSteel Ltd.	130,526
8,460	Orica Ltd.	213,818
18,429	Origin Energy Ltd.	301,880
75,765	Qantas Airways Ltd.*	181,291
26,077	QBE Insurance Group Ltd.	454,978
20,418	Rio Tinto Ltd.	1,710,985
13,829	Santos Ltd.	186,269
7,502	Sims Metal Management Ltd.	144,130
8,412	Sonic Healthcare Ltd.	100,138
81,402	Stockland REIT	292,168
65,677	Suncorp-Metway Ltd.	564,437
46,345	TABCORP Holdings Ltd.	321,131
55,473	Tatts Group Ltd.	137,160
244,120	Telstra Corp. Ltd.	681,485
21,766	Toll Holdings Ltd.	127,600
26,338	Transurban Group	137,072
26,069	Wesfarmers Ltd.	884,467
4,022	Wesfarmers Ltd. - PPS	138,383
60,835	Westfield Group REIT	596,821
61,585	Westfield Retail Trust REIT*	162,711
64,374	Westpac Banking Corp.	1,475,518
6,905	Woodside Petroleum Ltd.	286,662
30,397	Woolworths Ltd.	809,165
4,438	WorleyParsons Ltd.	122,343
		24,300,664
	Cayman Islands - 0.0%
51,200	China Zhongwang Holdings Ltd.	24,563

	China - 0.2%
63,000	Country Garden Holdings Co.	23,597
46,500	Fosun International	36,505
962,612	Semiconductor Manufacturing International Corp.*	75,322
		135,424
	Hong Kong - 15.7%
47,662	Bank of East Asia Ltd. (The)	206,648
122,432	BOC Hong Kong (Holdings) Ltd.	394,980
62,904	Cathay Pacific Airways Ltd.	158,475
39,673	Cheung Kong (Holdings) Ltd.	654,453
4,986	Cheung Kong Infrastructure Holdings Ltd.	23,696
13,221	Chinese Estates Holdings Ltd.	21,979
61,345	CLP Holdings Ltd.	497,716
36,479	Esprit Holdings Ltd.	172,902
59,406	Foxconn International Holdings Ltd.*	42,064
19,000	Great Eagle Holdings Ltd.	63,490
4,928	Guoco Group Ltd.	63,846
20,799	Hang Lung Group Ltd.	131,399
29,427	Hang Lung Properties Ltd.	129,096
20,160	Hang Seng Bank Ltd.	332,563
25,580	Henderson Land Development Co. Ltd.	177,353
70,819	Hong Kong & China Gas Co. Ltd.	160,247
40,184	Hongkong Electric Holdings Ltd.	254,637
42,000	Hongkong Land Holdings Ltd.	295,680
132,948	Hutchison Whampoa Ltd.	1,550,200
6,800	Jardine Matheson Holdings Ltd.	317,016
4,500	Jardine Strategic Holdings Ltd.	126,450
15,390	Kerry Properties Ltd.	82,224
15,000	Kingboard Chemical Holdings Ltd.	85,431
191,151	Lenovo Group Ltd.	110,830
37,667	Li & Fung Ltd.	244,244
46,500	Link (The) REIT	145,839
30,194	MTR Corp. Ltd.	110,384
95,602	New World Development Co. Ltd.	181,007
124,454	Noble Group Ltd.	211,961
35,000	NWS Holdings Ltd.	59,263
13,439	Orient Overseas International Ltd.	134,722
576,029	PCCW Ltd.	271,916
36,000	Shangri-La Asia Ltd.	93,974
53,895	Sino Land Co. Ltd.	101,903
106,000	SJM Holdings Ltd.	177,579
42,888	Sun Hung Kai Properties Ltd.	715,190
43,020	Swire Pacific Ltd., Class A	676,555
14,000	Tingyi (Cayman Islands) Holding Corp.	34,265
126,000	TPV Technology Ltd.	79,359
30,236	Wharf Holdings Ltd. (The)	228,445
22,000	Wheelock & Co. Ltd.	89,177
24,736	Yue Yuen Industrial (Holdings) Ltd.	85,195
		9,694,353

	New Zealand - 0.9%
25,034	Fletcher Building Ltd.	$149,576
183,418	Telecom Corp. of New Zealand Ltd.	323,242
26,383	Vector Ltd.	50,574
		523,392
	Singapore - 6.2%
73,000	CapitaLand Ltd.	205,313
14,000	City Developments Ltd.	124,250
47,000	DBS Group Holdings Ltd.	551,516
47,000	Fraser and Neave Ltd.	233,164
217,000	Golden Agri-Resources Ltd.	119,520
3,000	Jardine Cycle & Carriage Ltd.	79,687
35,000	Keppel Corp. Ltd.	319,922
50,000	Neptune Orient Lines Ltd.*	85,937
52,000	Oversea-Chinese Banking Corp. Ltd.	400,969
25,000	SembCorp Industries Ltd.	100,781
22,000	Singapore Airlines Ltd.	253,687
46,000	Singapore Press Holdings Ltd.	142,672
36,000	Singapore Technologies Engineering Ltd.	91,125
218,000	Singapore Telecommunications Ltd.	527,969
27,000	StarHub Ltd.	53,789
28,000	United Overseas Bank Ltd.	433,125
25,000	Wilmar International Ltd.	102,734
		3,826,160
	South Korea - 37.3%
1,095	CJ Corp.	73,729
2,253	Daelim Industrial Co. Ltd.*	250,155
4,880	Daewoo Engineering & Construction Co. Ltd.*	60,059
2,860	Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	104,320
5,050	Dongkuk Steel Mill Co. Ltd.	161,683
2,127	Doosan Corp.	316,783
1,079	Doosan Heavy Industries and Construction Co. Ltd.	75,827
1,359	GS Engineering & Construction Corp.	144,226
5,318	GS Holdings	395,068
6,970	Hana Financial Group, Inc.	275,990
4,020	Hanwha Chemical Corp.	145,018
6,948	Hanwha Corp.*	353,813
617	Honam Petrochemical Corp.	198,642
16,620	Hynix Semiconductor, Inc.*	439,475
1,667	Hyosung Corp.*	136,773
1,691	Hyundai Engineering & Construction Co. Ltd.*	131,051
1,714	Hyundai Heavy Industries Co. Ltd.	741,363
2,860	Hyundai Merchant Marine Co. Ltd.	85,573
1,449	Hyundai Mobis*	334,047
8,619	Hyundai Motor Co.	1,375,904
1,252	Hyundai Steel Co.*	155,202
7,040	Industrial Bank of Korea*	106,419
7,809	KB Financial Group, Inc.	400,444
192	KCC Corp.	58,389
11,961	Kia Motors Corp.	583,489
16,670	Korea Electric Power Corp.*	422,214
12,840	Korea Exchange Bank	120,235
1,154	Korea Express Co. Ltd.*	114,237
1,890	Korea Gas Corp.*	70,624
6,143	Korea Kumho Petrochemical Co. Ltd.	794,377
1,778	Korean Air Lines Co. Ltd.	115,278
8,480	KT Corp.	316,119
2,246	KT&G Corp.	118,379
1,106	LG Chem Ltd.	414,269
11,306	LG Corp.	859,066
10,140	LG Display Co. Ltd.	344,993
6,912	LG Electronics, Inc.	721,220
4,650	LG International Corp.	160,073
7,720	LG Uplus Corp.	45,096
302	Lotte Shopping Co. Ltd.	122,007
1,592	LS Corp.	145,528
2,668	POSCO	1,080,239
5,220	Samsung C&T Corp.	332,855
980	Samsung Card Co. Ltd.	48,419
4,123	Samsung Electronics Co. Ltd.	3,607,119
1,238	Samsung Fire & Marine Insurance Co. Ltd.	255,594
6,500	Samsung Heavy Industries Co. Ltd.	247,235
1,157	Samsung SDI Co. Ltd.	160,967
17,700	Shinhan Financial Group Co. Ltd.	782,948
303	Shinsegae Co. Ltd.	155,648
13,923	SK Holdings Co. Ltd.	2,061,195
2,255	SK Innovation Co. Ltd.	411,262
7,030	SK Networks Co. Ltd.	77,428
2,132	SK Telecom Co. Ltd.	312,775
7,091	S-Oil Corp.	705,116
7,160	STX Corp. Ltd.*	213,593
7,880	STX Offshore & Shipbuilding Co. Ltd.*	228,396
21,730	Woori Finance Holdings Co. Ltd.*	275,186
		22,943,132
	Total Investments (Cost $50,357,371)(a)-99.8%	61,447,688
	Other assets less liabilities-0.2%	107,182
	Net Assets-100.0%	$61,554,870

Investment Abbreviations:

PPS        - Price Protected Shares

REIT      - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $51,128,391. The net unrealized appreciation was $10,319,297 which consisted of aggregate gross unrealized appreciation of $11,965,883 and aggregate gross unrealized depreciation of $1,646,586.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.5%
	Australia - 4.9%
4,971	AGL Energy Ltd.	$73,846
35,752	Alumina Ltd.	84,835
20,191	Amcor Ltd.	138,497
30,576	AMP Ltd.	163,091
33,281	Australia & New Zealand Banking Group Ltd.	785,398
10,565	AXA Asia Pacific Holdings Ltd.	67,835
37,173	BHP Billiton Ltd.	1,639,971
57,420	BlueScope Steel Ltd.	121,365
14,217	Boral Ltd.	68,320
14,428	Brambles Ltd.	103,282
5,837	Caltex Australia Ltd.	78,214
27,044	CFS Retail Property Trust REIT	48,938
4,996	Coca-Cola Amatil Ltd.	55,987
17,128	Commonwealth Bank of Australia	895,839
5,437	Crown Ltd.	46,510
2,989	CSL Ltd.	110,887
89,616	Dexus Property Group REIT	74,158
4,125	DuluxGroup Ltd.	11,022
17,422	Fairfax Media Ltd.	23,449
25,276	Foster’s Group Ltd.	142,381
102,791	Goodman Group REIT	68,151
30,123	GPT Group REIT	88,897
231,466	GPT Group-In Specie REIT*	—
21,365	Incitec Pivot Ltd.	91,594
37,776	Insurance Australia Group Ltd.	143,495
1,474	Leighton Holdings Ltd.	46,365
12,397	Lend Lease Group	108,890
4,602	Macquarie Group Ltd.	186,372
16,718	MAP Group	49,837
16,777	Metcash Ltd.	70,252
54,287	Mirvac Group REIT	67,114
36,709	National Australia Bank Ltd.	902,528
3,083	Newcrest Mining Ltd.	113,667
23,186	OneSteel Ltd.	62,877
4,125	Orica Ltd.	104,255
8,911	Origin Energy Ltd.	145,969
36,952	Qantas Airways Ltd.*	88,419
12,284	QBE Insurance Group Ltd.	214,325
9,790	Rio Tinto Ltd.	820,381
6,714	Santos Ltd.	90,434
3,667	Sims Metal Management Ltd.	70,451
4,199	Sonic Healthcare Ltd.	49,986
39,240	Stockland REIT	140,840
28,954	SunCorp Group Ltd.	248,835
19,760	TABCORP Holdings Ltd.	136,920
26,792	Tatts Group Ltd.	66,245
118,310	Telstra Corp. Ltd.	330,274
10,306	Toll Holdings Ltd.	60,417
11,173	Transurban Group	58,148
12,620	Wesfarmers Ltd.	428,170
1,910	Wesfarmers Ltd. - PPS	65,716
29,451	Westfield Group REIT	288,928
29,451	Westfield Retail Trust REIT*	77,811
29,707	Westpac Banking Corp.	680,915
3,361	Woodside Petroleum Ltd.	139,532
14,922	Woolworths Ltd.	397,222
2,212	WorleyParsons Ltd.	60,978
		11,499,035
	Austria - 0.5%
4,986	Erste Group Bank AG	250,190
6,221	Immoeast AG*	—
26,906	Immofinanz AG*	118,780
4,398	OMV AG	195,361
963	Raiffeisen International Bank Holding AG	56,706
1,190	Strabag SE	34,587
10,448	Telekom Austria AG	144,101
715	Verbund AG	28,619
709	Vienna Insurance Group AG Wiener Versicherung Gruppe	38,624
4,846	Voestalpine AG	217,753
3,685	Wienerberger AG*	76,287
		1,161,008
	Belgium - 1.0%
224,299	Ageas	636,861
5,656	Anheuser-Busch InBev NV	313,393
5	Banque Nationale de Belgique	23,067
3,799	Belgacom SA	136,695
515	Cie Nationale a Portefeuille	28,539
621	Colruyt SA	31,829
2,816	Delhaize Group SA	222,533
45,174	Dexia SA*	188,711
666	D’ieteren SA	40,039
1,244	Groupe Bruxelles Lambert SA	112,121
439	KBC Ancora*	8,155
5,674	KBC Groep NV	227,576
402	Mobistar SA	25,135
1,003	Solvay SA	105,059
1,724	UCB SA	61,749
3,017	Umicore	154,905
		2,316,367
	Bermuda - 0.0%
2,294	Frontline Ltd.	58,780

	Canada - 5.6%
1,451	Agrium, Inc.	128,338
3,794	Alimentation Couche Tard, Inc., Class B	101,388
1,426	ATCO Ltd., Class I	83,543
8,177	Bank of Montreal	472,349
12,413	Bank of Nova Scotia	700,663
5,867	Barrick Gold Corp.	278,437
5,935	BCE, Inc.	215,802
317	Bombardier, Inc., Class A	1,813
18,761	Bombardier, Inc., Class B	106,911
8,388	Brookfield Asset Management, Inc., Class A	274,219
4,653	Brookfield Properties Corp.	81,733
2,252	Cameco Corp.	93,457
5,372	Canadian Imperial Bank of Commerce	409,620
4,443	Canadian National Railway Co.	301,560
8,318	Canadian Natural Resources Ltd.	371,306

	Canada (continued)
2,822	Canadian Pacific Railway Ltd.	$189,506
1,762	Canadian Tire Corp. Ltd., Class A	109,745
1,949	Canadian Utilities Ltd., Class A	103,680
6,669	Celestica, Inc.*	65,807
3,607	Cenovus Energy, Inc.	124,771
3,873	CGI Group, Inc., Class A*	74,575
2,630	CI Financial Corp.	56,399
2,039	Empire Co. Ltd., Class A	106,307
4,284	Enbridge, Inc.	248,667
15,904	Encana Corp.	513,094
324	Fairfax Financial Holdings Ltd.	123,737
3,197	Finning International, Inc.	93,137
2,620	Fortis, Inc.	90,367
1,465	George Weston Ltd.	103,828
3,740	Goldcorp, Inc.	150,273
4,193	Great-West Lifeco, Inc.	108,739
4,919	Husky Energy, Inc.	132,780
1,612	IGM Financial, Inc.	68,509
2,955	Imperial Oil Ltd.	131,908
1,754	Intact Financial Corp.	88,467
5,101	Jean Coutu Group PJC, Inc. (The), Class A	47,835
4,631	Kinross Gold Corp.	77,041
2,622	Loblaw Cos. Ltd.	102,573
8,002	Magna International, Inc.	467,760
1,146	Manitoba Telecom Services, Inc.	35,368
30,421	Manulife Financial Corp.	530,714
2,089	Metro, Inc., Class A	90,327
2,537	National Bank of Canada	177,064
5,943	Nexen, Inc.	149,429
4,484	Onex Corp.	144,349
1,439	Potash Corp. of Saskatchewan, Inc.	255,215
10,829	Power Corp. of Canada	292,202
4,924	Power Financial Corp.	146,649
2,342	Quebecor, Inc., Class B	83,097
1,923	Research In Motion Ltd.*	113,409
2,563	RioCan REIT	59,472
5,535	Rogers Communications, Inc., Class B	193,511
15,404	Royal Bank of Canada	826,680
1,404	Saputo, Inc.	58,673
4,592	Shaw Communications, Inc., Class B	97,051
2,507	Shoppers Drug Mart Corp.	92,385
11,805	Sun Life Financial, Inc.	371,883
8,379	Suncor Energy, Inc.	347,306
11,490	Talisman Energy, Inc.	263,515
5,947	Teck Resources Ltd., Class B	360,595
1,397	Telus Corp.	69,344
1,134	Telus Corp. NVTG	54,067
4,583	Thomson Reuters Corp.	183,274
10,244	Toronto-Dominion Bank (The)	767,698
3,926	TransAlta Corp.	81,169
8,345	TransCanada Corp.	304,934
6,203	Viterra, Inc.	72,557
5,251	Yamana Gold, Inc.	59,164
		13,281,745
	Cayman Islands - 0.0%
24,000	China Zhongwang Holdings Ltd.	11,514

	China - 0.0%
37,000	Country Garden Holdings Co.	13,859
23,500	Fosun International	18,448
383,751	Semiconductor Manufacturing International Corp.*	30,028
		62,335
	Denmark - 0.8%
11	A P Moller - Maersk A/S, Class A	103,678
37	A P Moller - Maersk A/S, Class B	360,303
1,956	Carlsberg A/S, Class B	195,150
795	Danisco A/S	96,789
19,190	Danske Bank A/S*	515,263
3,305	Novo Nordisk A/S, Class B	372,895
3,982	Torm A/S*	28,561
353	Trygvesta AS	19,164
2,149	Vestas Wind Systems A/S*	74,183
		1,765,986
	Finland - 1.3%
3,516	Elisa Oyj	77,513
7,573	Fortum Oyj	233,608
3,035	Kesko Oyj, Class B	146,300
1,560	Kone Oyj, Class B	85,080
3,658	Metso Corp. Oyj	195,489
5,109	Neste Oil Oyj	96,521
72,156	Nokia Oyj	773,600
4,100	Outokumpu Oyj	76,503
4,547	Pohjola Bank PLC, Class A	60,718
3,628	Rautaruukki Oyj	90,626
10,779	Sampo Oyj, Class A	317,727
1,162	Sanoma Oyj	27,210
28,996	Stora Enso Oyj, Class R	345,458
21,469	UPM-Kymmene Oyj	442,687
1,906	Wartsila Oyj*	147,380
2,370	YIT Oyj	59,852
		3,176,272
	France - 10.8%
3,598	Accor SA	164,757
374	Aeroports de Paris	31,478
10,459	Air France-KLM*	191,429
2,919	Air Liquide SA	365,098
59,730	Alcatel-Lucent*	199,811
2,926	Alstom SA	163,531
2,030	Arkema SA	141,355
1,280	Atos Origin SA*	71,362
73,255	AXA SA	1,552,687
18,704	BNP Paribas	1,400,117
6,740	Bouygues SA	314,271
2,628	Cap Gemini	132,608
17,988	Carrefour SA	882,513
1,495	Casino Guichard Perrachon SA	146,283
1,284	Christian Dior SA	176,652
14,476	Cie de Saint-Gobain	839,907
3,541	Cie Generale de Geophysique-Veritas*	107,580
3,127	Cie Generale des Etablissements Michelin, Class B	227,946
348	Ciments Francais SA	31,060
5,867	CNP Assurances	129,503
33,562	Credit Agricole SA	496,485
5,904	DANONE SA	356,072
3,598	Edenred*	86,152
4,209	EDF SA	185,811
2,287	Eiffage SA	117,659
160	Eramet	56,924
1,352	Essilor International SA	90,502
209	Esso SA Francaise	29,943

	France (continued)
783	Euler Hermes SA*	$72,053
719	Eurazeo	53,063
1,550	Faurecia*	53,838
579	Fonciere des Regions REIT	58,321
61,949	France Telecom SA	1,355,091
24,679	GDF Suez	980,366
354	Gecina SA REIT	42,374
169	Hermes International	34,152
229	ICADE REIT	24,894
720	Imerys SA	47,480
688	JC Decaux SA*	22,044
851	Klepierre REIT	30,988
5,201	Lafarge SA	308,575
4,497	Lagardere SCA	200,406
2,204	Legrand SA	88,883
2,477	L’Oreal SA	287,978
3,479	LVMH Moet Hennessy Louis Vuitton SA	543,985
1,622	Metropole Television SA	39,727
20,716	Natixis*	110,113
1,131	Nexans SA	90,865
719	Nexity SA	33,230
2,784	PagesJaunes Groupe	28,623
2,924	Pernod-Ricard SA	279,133
2,284	PPR	365,587
17,253	PSA Peugeot Citroen SA*	724,163
1,687	Publicis Groupe SA	86,941
1,837	Rallye SA	83,187
10,926	Renault SA*	715,797
2,207	Rexel SA*	49,744
236	SA des Ciments Vicat	17,990
2,878	Safran SA	104,167
14,961	Sanofi-Aventis SA	1,023,012
4,101	Schneider Electric SA	640,399
3,694	SCOR SE	102,378
2,631	Sequana	49,760
20,944	Societe Generale	1,356,172
3,458	Societe Television Francaise 1	67,250
2,055	Sodexo	141,631
13,354	STMicroelectronics NV	161,827
5,047	Suez Environnement Co.	104,380
12,338	Technicolor*	71,620
1,420	Technip SA	138,166
1,731	Thales SA	64,420
57,110	Total SA	3,344,489
1,190	Unibail-Rodamco SE REIT	227,430
3,483	Valeo SA*	204,139
1,615	Vallourec SA	175,672
14,058	Veolia Environnement	440,014
9,093	Vinci SA	527,146
31,350	Vivendi SA	899,804
721	Wendel	72,081
		25,435,044
	Germany - 9.0%
2,697	Adidas AG	168,203
13,765	Allianz SE	1,914,545
1,419	Aurubis AG	79,987
126	Axel Springer AG	20,056
18,768	BASF SE	1,445,563
9,614	Bayer AG	709,917
11,007	Bayerische Motoren Werke (BMW) AG	846,280
887	BayWa AG	40,252
725	Beiersdorf AG	39,779
893	Bilfinger Berger AG	79,004
3,239	Celesio AG	81,930
39,183	Commerzbank AG*	298,951
42,344	Daimler AG*	3,101,223
19,804	Deutsche Bank AG	1,172,120
1,967	Deutsche Boerse AG	149,292
10,988	Deutsche Lufthansa AG*	231,165
31,402	Deutsche Post AG	576,468
112,489	Deutsche Telekom AG	1,501,817
43,088	E.ON AG	1,438,443
559	Fraport AG	39,408
1,921	Fresenius Medical Care AG & Co. KGaA	112,551
1,739	Fresenius SE	151,824
2,988	GEA Group AG	85,311
235	Generali Deutschland Holding AG	29,238
1,284	Hannover Rueckversicherung AG	71,920
4,360	HeidelbergCement AG	285,309
1,402	Henkel AG & Co. KGaA	72,186
1,449	Hochtief AG	128,432
18,735	Infineon Technologies AG*	198,319
1,406	K+S AG	104,072
877	Kloeckner & Co. SE*	28,093
2,074	Lanxess AG	150,959
1,611	Linde AG	235,114
3,188	MAN SE	369,066
2,578	Merck KGaA	220,902
5,594	Metro AG	394,436
5,158	Muenchener Rueckversicherungs-Gesellschaft AG	808,993
281	Rheinmetall AG	24,094
8,643	RWE AG	623,405
1,270	Salzgitter AG	102,903
5,648	SAP AG	326,926
13,541	Siemens AG	1,738,213
1,188	Suedzucker AG	31,736
13,334	ThyssenKrupp AG	540,383
16,781	TUI AG*	231,448
1,246	Volkswagen AG	189,617
182	Wacker Chemie AG	32,937
		21,222,790
	Greece - 0.4%
14,555	Alpha Bank AE*	85,407
1,734	Coca-Cola Hellenic Bottling Co. SA	51,136
14,557	EFG Eurobank Ergasias SA*	85,419
3,369	Hellenic Petroleum SA	32,194
12,273	Hellenic Telecommunications Organization SA	126,870
15,282	Marfin Investment Group SA*	15,085
1,527	Motor Oil (Hellas) Corinth Refineries SA	19,386
21,390	National Bank of Greece SA*	207,039
6,652	OPAP SA	134,153
32,334	Piraeus Bank SA*	73,588
4,096	Public Power Corp. SA	67,107
		897,384
	Hong Kong - 1.8%
22,695	Bank of East Asia Ltd. (The)	98,399
58,742	BOC Hong Kong (Holdings) Ltd.	189,509
19,085	Cathay Pacific Airways Ltd.	48,081
16,435	Cheung Kong (Holdings) Ltd.	271,114
2,445	Cheung Kong Infrastructure Holdings Ltd.	11,620
5,384	Chinese Estates Holdings Ltd.	8,951
29,210	CLP Holdings Ltd.	236,992

	Hong Kong (continued)
17,216	Esprit Holdings Ltd.	$81,600
18,478	Foxconn International Holdings Ltd.*	13,084
6,000	Great Eagle Holdings Ltd.	20,049
2,379	Guoco Group Ltd.	30,822
7,072	Hang Lung Group Ltd.	44,678
10,607	Hang Lung Properties Ltd.	46,533
10,169	Hang Seng Bank Ltd.	167,749
9,863	Henderson Land Development Co. Ltd.	68,383
39,858	Hong Kong & China Gas Co. Ltd.	90,189
21,554	Hongkong Electric Holdings Ltd.	136,583
15,000	Hongkong Land Holdings Ltd.	105,600
62,856	Hutchison Whampoa Ltd.	732,913
2,400	Jardine Matheson Holdings Ltd.	111,888
1,500	Jardine Strategic Holdings Ltd.	42,150
4,987	Kerry Properties Ltd.	26,644
6,000	Kingboard Chemical Holdings Ltd.	34,172
98,590	Lenovo Group Ltd.	57,163
12,981	Li & Fung Ltd.	84,173
23,500	Link (The) REIT	73,704
18,875	MTR Corp. Ltd.	69,004
49,928	New World Development Co. Ltd.	94,531
58,509	Noble Group Ltd.	99,648
12,000	NWS Holdings Ltd.	20,319
5,164	Orient Overseas International Ltd.	51,767
265,320	PCCW Ltd.	125,245
12,000	Shangri-La Asia Ltd.	31,325
20,078	Sino Land Co. Ltd.	37,963
49,000	SJM Holdings Ltd.	82,088
18,733	Sun Hung Kai Properties Ltd.	312,387
20,308	Swire Pacific Ltd., Class A	319,374
6,000	Tingyi (Cayman Islands) Holding Corp.	14,685
36,000	TPV Technology Ltd.	22,674
12,001	Wharf Holdings Ltd. (The)	90,672
8,000	Wheelock & Co. Ltd.	32,428
5,148	Yue Yuen Industrial (Holdings) Ltd.	17,731
		4,254,584
	Ireland - 0.3%
5,231	Anglo Irish Bank Corp. Ltd.*	—
13,648	CRH PLC	292,553
319,330	Governor & Co. of the Bank of Ireland (The)*	133,091
29,041	Irish Life & Permanent Group Holdings PLC*	34,122
1,284	Kerry Group PLC, Class A	41,668
7,259	Ryanair Holdings PLC	36,315
4,983	Smurfit Kappa Group PLC*	59,641
		597,390
	Israel - 0.3%
39,887	Bank Hapoalim BM*	180,638
9,989	Bank Leumi Le-Israel	45,023
29,568	Bezeq Israeli Telecommunication Corp. Ltd.	78,848
50	Delek Group Ltd.	11,221
838	Discount Investment Corp.	16,258
770	IDB Holding Corp. Ltd.	24,843
3,916	Israel Chemicals Ltd.	61,349
41	Israel Corp. Ltd. (The)*	46,889
48,412	Oil Refineries Ltd.	33,480
4,605	Teva Pharmaceutical Industries Ltd.	248,946
		747,495
	Italy - 4.7%
36,966	A2A SpA	54,988
2,065	ACEA SpA*	23,456
34,899	Assicurazioni Generali SpA	762,195
5,395	Atlantia SpA	122,930
2,353	Autogrill SpA*	33,905
13,356	Banca Carige SpA	31,641
113,571	Banca Monte dei Paschi di Siena SpA*	144,728
14,721	Banca Popolare di Milano Scarl	62,263
59,448	Banco Popolare Societa Cooperativa Scarl	211,704
2,422	Benetton Group SpA	16,852
3,436	Buzzi Unicem SpA	43,292
12,926	CIR-Compagnie Industriali Riunite SpA*	27,327
2,531	Credito Emiliano SpA	18,009
14,186	Edison SpA	16,308
201,724	Enel SpA	1,141,516
83,528	Eni SpA	1,981,141
3,159	ERG SpA	45,215
1,687	EXOR SpA	52,086
40,769	Fiat Industrial SpA*	552,515
40,769	Fiat SpA	396,290
12,253	Finmeccanica SpA	165,721
5,935	Fondiaria-Sai SpA	54,070
2,924	Fondiaria-Sai SpA RSP	16,316
12,451	Hera SpA	29,002
280,551	Intesa Sanpaolo SpA	934,663
3,961	Italcementi SpA	32,013
4,815	Italcementi SpA RSP	22,115
556	Italmobiliare SpA	21,069
1,356	Italmobiliare SpA RSP	35,174
893	Lottomatica SpA	12,990
1,227	Luxottica Group SpA	37,244
20,683	Mediaset SpA	134,480
14,165	Mediobanca SpA	143,321
3,493	Mediolanum SpA	17,803
12,038	Milano Assicurazioni SpA	19,970
27,987	Parmalat SpA	88,827
10,646	Pirelli & C. SpA	81,444
30,836	Premafin Finanziaria SpA*	31,031
2,671	Saipem SpA	133,807
14,405	Saras SpA*	35,549
16,408	Snam Rete Gas SpA	86,213
690,174	Telecom Italia SpA	982,185
319,166	Telecom Italia SpA RSP	380,035
18,525	Terna-Rete Elettrica Nationale SpA	81,019
17,960	UBI Banca-Unione di Banche Italiane ScpA	186,274
573,139	UniCredit SpA	1,421,464
55,964	Unipol Gruppo Finanziario SpA	40,665
		10,962,825
	Japan - 15.1%
2,290	Acom Co. Ltd.	41,032
22,000	Aeon Co. Ltd.	277,115
24,750	Aiful Corp.*	25,073
4,200	Aisin Seiki Co. Ltd.	159,685
7,000	Ajinomoto Co., Inc.	77,664
1,100	Alfresa Holdings Corp.	45,447
10,000	All Nippon Airways Co. Ltd.*	36,739
6,100	Alps Electric Co. Ltd.	73,263
4,000	Amada Co. Ltd.	34,908
5,700	Asahi Breweries Ltd.	107,279
12,000	Asahi Glass Co. Ltd.	149,835
17,000	Asahi Kasei Corp.	116,197
4,600	Astellas Pharma, Inc.	176,016
12,000	Bank of Yokohama Ltd. (The)	60,198
11,900	Bridgestone Corp.	228,908

	Japan (continued)
5,100	Brother Industries Ltd.	$78,122
1,900	Canon Marketing Japan, Inc.	27,272
16,600	Canon, Inc.	815,513
5,700	Casio Computer Co. Ltd.	42,717
31	Central Japan Railway Co.	261,833
8,000	Chiba Bank Ltd. (The)	49,896
11,400	Chubu Electric Power Co., Inc.	285,522
1,500	Chugai Pharmaceutical Co. Ltd.	27,664
5,800	Chugoku Electric Power Co., Inc. (The)	120,347
13,000	Chuo Mitsui Trust Holdings, Inc.	52,362
52,000	Cosmo Oil Co. Ltd.	168,192
5,800	Credit Saison Co. Ltd.	99,463
8,000	Dai Nippon Printing Co. Ltd.	109,557
21,750	Daiei, Inc. (The)*	79,641
4,000	Daihatsu Motor Co. Ltd.	66,300
6,100	Daiichi Sankyo Co. Ltd.	132,677
1,600	Daikin Industries Ltd.	55,384
1,500	Dainippon Sumitomo Pharma Co. Ltd.	13,493
900	Daito Trust Construction Co. Ltd.	63,164
8,000	Daiwa House Industry Co. Ltd.	97,742
33,000	Daiwa Securities Group, Inc.	163,127
6,900	Denso Corp.	254,339
1,800	Dentsu, Inc.	54,947
19,000	DIC Corp.	42,439
4,600	East Japan Railway Co.	304,309
1,800	Eisai Co. Ltd.	62,461
4,300	Electric Power Development Co. Ltd.	133,571
1,200	Fanuc Ltd.	189,821
800	Fast Retailing Co. Ltd.	116,685
14,000	Fuji Electric Holdings Co. Ltd.	45,112
15,000	Fuji Heavy Industries Ltd.	128,707
9	Fuji Media Holdings, Inc.	13,995
7,000	FUJIFILM Holdings Corp.	253,326
7,000	Fujikura Ltd.	33,919
41,000	Fujitsu Ltd.	255,718
10,000	Fukuoka Financial Group, Inc.	42,963
8,000	Furukawa Electric Co. Ltd.	35,640
5,000	Hachijuni Bank Ltd. (The)	28,683
1,030	Hakuhodo DY Holdings, Inc.	58,961
14,000	Hankyu Hanshin Holdings, Inc.	64,933
12,000	Hanwa Co. Ltd.	58,001
7,000	Hino Motors Ltd.	39,473
1,100	Hitachi Chemical Co. Ltd.	24,999
1,100	Hitachi Construction Machinery Co. Ltd.	25,939
600	Hitachi High-Technologies Corp.	14,852
150,000	Hitachi Ltd.	820,212
2,000	Hitachi Metals Ltd.	23,557
4,100	Hokkaido Electric Power Co., Inc.	85,373
15,000	Hokuhoku Financial Group, Inc.	30,392
4,200	Hokuriku Electric Power Co.	102,527
22,000	Honda Motor Co. Ltd.	933,114
5,000	HOYA	118,028
900	Ibiden Co. Ltd.	30,472
1,000	Idemitsu Kosan Co. Ltd.	105,334
37,000	IHI Corp.	83,999
6	Inpex Corp.	38,521
4,000	Isetan Mitsukoshi Holdings Ltd.	44,965
39,000	Isuzu Motors Ltd.	183,742
23,600	ITOCHU Corp.	256,941
64	Japan Tobacco, Inc.	240,596
8,700	JFE Holdings, Inc.	279,806
7,000	JFE Shoji Holdings, Inc.	33,919
1,000	JGC Corp.	24,411
8,000	Joyo Bank Ltd. (The)	35,347
4,600	JS Group Corp.	100,725
1,600	JSR Corp.	33,043
7,200	JTEKT Corp.	90,253
93,700	JX Holdings, Inc.	634,731
39,000	Kajima Corp.	102,819
3,000	Kaneka Corp.	21,018
13,100	Kansai Electric Power Co., Inc. (The)	324,582
6,200	Kao Corp.	162,321
19,000	Kawasaki Heavy Industries Ltd.	67,716
23,000	Kawasaki Kisen Kaisha Ltd.	96,009
64	KDDI Corp.	360,112
4,000	Keio Corp.	26,901
200	Keyence Corp.	53,167
3,000	Kinden Corp.	26,877
14,000	Kintetsu Corp.	43,232
10,000	Kirin Holdings Co. Ltd.	134,749
72,000	Kobe Steel Ltd.	176,639
12,500	Komatsu Ltd.	372,879
6,000	Konica Minolta Holdings, Inc.	58,001
6,000	Kubota Corp.	61,150
5,100	Kuraray Co. Ltd.	71,710
2,000	Kyocera Corp.	208,471
2,000	Kyowa Hakko Kirin Co. Ltd.	20,456
7,500	Kyushu Electric Power Co., Inc.	168,986
700	Lawson, Inc.	34,987
9,300	Leopalace21 Corp.*	14,756
1,000	Makita Corp.	43,391
32,000	Marubeni Corp.	240,986
6,800	Marui Group Co. Ltd.	57,600
53,000	Mazda Motor Corp.	156,548
6,800	Medipal Holdings Corp.	71,046
29,500	Mitsubishi Chemical Holdings Corp.	205,956
17,300	Mitsubishi Corp.	482,491
23,000	Mitsubishi Electric Corp.	254,058
8,000	Mitsubishi Estate Co. Ltd.	151,349
6,000	Mitsubishi Gas Chemical Co., Inc.	41,889
69,000	Mitsubishi Heavy Industries Ltd.	273,709
38,000	Mitsubishi Materials Corp.*	116,880
60,000	Mitsubishi Motors Corp.*	83,486
1,000	Mitsubishi Tanabe Pharma Corp.	16,026
188,560	Mitsubishi UFJ Financial Group, Inc.	980,429
22,900	Mitsui & Co. Ltd.	385,720
38,000	Mitsui Chemicals, Inc.	136,360
9,000	Mitsui Fudosan Co. Ltd.	183,230
18,000	Mitsui OSK Lines Ltd.	117,539
191,200	Mizuho Financial Group, Inc.	368,724
5,700	MS&AD Insurance Group Holdings, Inc.	135,804
1,800	Murata Manufacturing Co. Ltd.	136,653
11,000	Nagoya Railroad Co. Ltd.	29,537
4,300	Namco Bandai Holdings, Inc.	47,183
101,000	NEC Corp.	287,233
1,000	NGK Insulators Ltd.	16,892
500	Nidec Corp.	47,174
1,900	Nikon Corp.	44,062
800	Nintendo Co. Ltd.	216,575
4,000	Nippon Electric Glass Co. Ltd.	60,295
19,000	Nippon Express Co. Ltd.	80,239
3,000	Nippon Meat Packers, Inc.	39,729
3,900	Nippon Paper Group, Inc.	101,677
16,000	Nippon Sheet Glass Co. Ltd.	41,596

	Japan (continued)
105,000	Nippon Steel Corp.	$358,843
17,100	Nippon Telegraph & Telephone Corp.	795,203
60	Nippon Television Network Corp.	9,520
46,000	Nippon Yusen Kabushiki Kaisha	201,562
62,600	Nissan Motor Co. Ltd.	634,175
2,000	Nisshin Seifun Group, Inc.	25,192
18,000	Nisshin Steel Co. Ltd.	35,591
800	Nissin Foods Holdings Co. Ltd.	28,444
1,300	Nitto Denko Corp.	64,897
31,000	NKSJ Holdings, Inc.*	211,888
1,800	NOK Corp.	36,294
37,400	Nomura Holdings, Inc.	227,787
1,300	Nomura Research Institute Ltd.	28,275
6,000	NSK Ltd.	57,561
7,000	NTN Corp.	38,191
14	NTT Data Corp.	45,556
325	NTT DoCoMo, Inc.	581,136
16,000	Obayashi Corp.	76,553
4,000	Odakyu Electric Railway Co. Ltd.	37,154
16,000	OJI Paper Co. Ltd.	74,796
1,500	Olympus Corp.	42,146
4,000	OMRON Corp.	103,064
800	Ono Pharmaceutical Co. Ltd.	38,960
200	Oracle Corp. Japan	9,166
300	Oriental Land Co. Ltd.	27,682
2,660	ORIX Corp.	262,981
37,000	Osaka Gas Co. Ltd.	139,998
51,900	Panasonic Corp.	712,018
3,000	Panasonic Electric Works Co. Ltd.	37,569
8,450	Promise Co. Ltd.	74,568
4,800	Resona Holdings, Inc.	24,782
11,000	Ricoh Co. Ltd.	156,951
1,400	Rohm Co. Ltd.	90,736
600	Ryoshoku Ltd.	12,794
500	Sankyo Co. Ltd.	27,798
19,000	Sanyo Electric Co. Ltd.*	29,452
275	SBI Holdings, Inc.	36,754
1,400	Secom Co. Ltd.	66,130
1,900	Sega Sammy Holdings, Inc.	38,125
5,300	Seiko Epson Corp.	88,107
7,000	Sekisui Chemical Co. Ltd.	53,826
9,000	Sekisui House Ltd.	87,770
12,600	Seven & I Holdings Co. Ltd.	326,650
17,000	Sharp Corp.	176,578
2,200	Shikoku Electric Power Co., Inc.	65,117
15,000	Shimizu Corp.	63,896
3,500	Shin-Etsu Chemical Co. Ltd.	197,364
61,000	Shinsei Bank Ltd.*	69,987
1,300	Shionogi & Co. Ltd.	23,928
1,900	Shiseido Co. Ltd.	38,311
5,000	Shizuoka Bank Ltd. (The)	45,893
37,000	Showa Denko K.K.	81,740
6,500	Showa Shell Sekiyu K.K.	56,408
300	SMC Corp.	50,860
5,400	SoftBank Corp.	186,064
139,800	Sojitz Corp.	308,847
18,000	Sony Corp.	621,531
1,400	Sumco Corp.*	21,377
33,000	Sumitomo Chemical Co. Ltd.	170,780
22,700	Sumitomo Corp.	327,215
12,300	Sumitomo Electric Industries Ltd.	178,953
5,100	Sumitomo Forestry Co. Ltd.	46,935
6,000	Sumitomo Heavy Industries Ltd.	38,301
65,000	Sumitomo Metal Industries Ltd.	152,325
6,000	Sumitomo Metal Mining Co. Ltd.	98,499
18,800	Sumitomo Mitsui Financial Group, Inc.	640,664
4,000	Sumitomo Realty & Development Co. Ltd.	97,205
4,000	Sumitomo Rubber Industries Ltd.	42,280
15,000	Sumitomo Trust & Banking Co. Ltd. (The)	90,626
1,000	Suzuken Co. Ltd.	28,561
7,200	Suzuki Motor Corp.	174,529
4,950	T&D Holdings, Inc.	124,762
45,000	Taiheiyo Cement Corp.*	58,220
42,000	Taisei Corp.	100,476
2,000	Taisho Pharmaceutical Co. Ltd.	44,282
5,000	Takashimaya Co. Ltd.	41,255
7,800	Takeda Pharmaceutical Co. Ltd.	376,053
1,000	TDK Corp.	65,788
18,000	Teijin Ltd.	86,781
600	Terumo Corp.	31,124
6,000	Tobu Railway Co. Ltd.	33,175
5,000	Toho Gas Co. Ltd.	25,693
9,300	Tohoku Electric Power Co., Inc.	207,159
7,300	Tokio Marine Holdings, Inc.	217,940
500	Tokyo Broadcasting System Holdings, Inc.	6,792
23,800	Tokyo Electric Power Co., Inc. (The)	579,531
1,000	Tokyo Electron Ltd.	65,300
32,000	Tokyo Gas Co. Ltd.	139,436
15,000	Tokyu Corp.	68,107
9,000	Tokyu Land Corp.	46,247
8,000	TonenGeneral Sekiyu K.K.	90,321
11,000	Toppan Printing Co. Ltd.	100,159
18,000	Toray Industries, Inc.	119,517
61,000	Toshiba Corp.	361,101
14,000	Tosoh Corp.	45,453
4,300	Toyo Seikan Kaisha Ltd.	80,668
600	Toyoda Gosei Co. Ltd.	14,031
800	Toyota Auto Body Co. Ltd.	15,037
1,100	Toyota Boshoku Corp.	19,522
1,800	Toyota Industries Corp.	57,166
51,000	Toyota Motor Corp.	2,116,441
7,200	Toyota Tsusho Corp.	126,811
12,000	Ube Industries Ltd.	36,177
7,000	UNY Co. Ltd.	67,838
41	West Japan Railway Co.	156,634
43	Yahoo! Japan Corp.	16,244
1,490	Yamada Denki Co. Ltd.	101,297
4,400	Yamaha Corp.	54,080
7,400	Yamaha Motor Co. Ltd.*	136,927
6,200	Yamato Holdings Co. Ltd.	94,290
2,000	Yamazaki Baking Co. Ltd.	23,874
		35,595,880
	Luxembourg - 0.5%
1,174	APERAM*	48,206
23,483	ArcelorMittal	856,714
229	RTL Group SA*	22,705
3,694	SES SA	89,135
4,826	Tenaris SA	113,141
		1,129,901
	Netherlands - 3.9%
90,402	Aegon NV*	670,521
5,381	Akzo Nobel NV	337,034
1,958	ASML Holding NV	81,875
1,216	Corio NV REIT	79,414

	Netherlands (continued)
9,153	European Aeronautic Defence and Space Co. NV*	$264,151
2,232	Heineken Holding NV	99,208
2,822	Heineken NV	142,242
374,508	ING Groep NV CVA*	4,273,959
25,617	Koninklijke Ahold NV	347,346
13,046	Koninklijke BAM Groep NV	85,174
4,221	Koninklijke DSM NV	250,258
30,256	Koninklijke KPN NV	477,653
17,169	Koninklijke Philips Electronics NV	535,858
795	Nutreco NV	56,666
1,965	Randstad Holding NV*	107,410
4,428	Reed Elsevier NV	57,745
2,709	SBM Offshore NV	64,662
8,601	SNS REAAL NV*	42,781
7,196	TNT NV	194,996
31,280	Unilever NV CVA	926,527
4,638	Wolters Kluwer NV	106,445
		9,201,925
	New Zealand - 0.1%
11,932	Fletcher Building Ltd.	71,292
88,210	Telecom Corp. of New Zealand Ltd.	155,455
13,165	Vector Ltd.	25,236
		251,983
	Norway - 1.0%
1,012	Aker ASA, Class A	26,544
4,109	Aker Solutions ASA	74,697
19,777	DnB NOR ASA	272,210
65,029	Norsk Hydro ASA	487,947
20,592	Orkla ASA	185,387
31,960	Statoil ASA	775,767
11,162	Storebrand ASA*	87,812
16,144	Telenor ASA	249,038
2,262	Yara International ASA	127,317
		2,286,719
	Portugal - 0.4%
10,107	Banco BPI SA	19,510
110,531	Banco Comercial Portugues SA, Class R	88,953
6,903	Banco Espirito Santo SA	28,013
5,991	Brisa Auto-Estradas de Portugal SA	43,664
3,184	CIMPOR-Cimentos de Portugal SGPS SA	21,407
57,985	EDP-Energias de Portugal SA	223,070
3,148	Galp Energia SGPS SA, Class B	64,350
2,391	Jeronimo Martins SGPS SA	36,190
23,565	Portugal Telecom SGPS SA	273,322
29,424	Sonae	33,160
		831,639
	Singapore - 0.7%
41,000	CapitaLand Ltd.	115,313
4,000	City Developments Ltd.	35,500
21,000	DBS Group Holdings Ltd.	246,422
17,000	Fraser and Neave Ltd.	84,336
106,000	Golden Agri-Resources Ltd.	58,383
1,000	Jardine Cycle & Carriage Ltd.	26,562
16,000	Keppel Corp. Ltd.	146,250
18,000	Neptune Orient Lines Ltd.*	30,937
24,000	Oversea-Chinese Banking Corp. Ltd.	185,062
9,000	SembCorp Industries Ltd.	36,281
8,000	Singapore Airlines Ltd.	92,250
17,000	Singapore Press Holdings Ltd.	52,727
13,000	Singapore Technologies Engineering Ltd.	32,906
107,000	Singapore Telecommunications Ltd.	259,141
10,000	StarHub Ltd.	19,922
12,000	United Overseas Bank Ltd.	185,625
10,000	Wilmar International Ltd.	41,094
		1,648,711
	South Korea - 4.7%
545	CJ Corp.	36,696
1,148	Daelim Industrial Co. Ltd.*	127,465
2,350	Daewoo Engineering & Construction Co. Ltd.*	28,922
1,450	Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	52,889
2,430	Dongkuk Steel Mill Co. Ltd.	77,800
1,051	Doosan Corp.	156,530
503	Doosan Heavy Industries and Construction Co. Ltd.	35,349
658	GS Engineering & Construction Corp.*	69,831
2,676	GS Holdings*	198,797
3,500	Hana Financial Group, Inc.	138,589
1,850	Hanwha Chemical Corp.*	66,737
3,499	Hanwha Corp.*	178,180
296	Honam Petrochemical Corp.	95,296
8,300	Hynix Semiconductor, Inc.*	219,473
832	Hyosung Corp.*	68,264
836	Hyundai Engineering & Construction Co. Ltd.*	64,789
868	Hyundai Heavy Industries Co. Ltd.	375,439
1,420	Hyundai Merchant Marine Co. Ltd.*	42,487
710	Hyundai Mobis*	163,681
4,015	Hyundai Motor Co.	640,939
628	Hyundai Steel Co.*	77,849
3,180	Industrial Bank of Korea*	48,070
3,950	KB Financial Group, Inc.*	202,555
97	KCC Corp.	29,499
5,892	Kia Motors Corp.	287,427
8,320	Korea Electric Power Corp.*	210,727
6,230	Korea Exchange Bank	58,339
561	Korea Express Co. Ltd.*	55,535
890	Korea Gas Corp.*	33,257
3,102	Korea Kumho Petrochemical Co. Ltd.*	401,133
904	Korean Air Lines Co. Ltd.	58,611
3,660	KT Corp.	136,438
1,091	KT&G Corp.	57,503
561	LG Chem Ltd.	210,131
5,249	LG Corp.*	398,836
5,130	LG Display Co. Ltd.	174,538
3,207	LG Electronics, Inc.	334,629
2,360	LG International Corp.	81,241
3,010	LG Uplus Corp.	17,583
156	Lotte Shopping Co. Ltd.	63,023
764	LS Corp.*	69,839
1,223	POSCO	495,177
2,623	Samsung C&T Corp.	167,256
386	Samsung Card Co. Ltd.	19,071
1,924	Samsung Electronics Co. Ltd.	1,683,264
623	Samsung Fire & Marine Insurance Co. Ltd.	128,623
3,340	Samsung Heavy Industries Co. Ltd.	127,041
564	Samsung SDI Co. Ltd.	78,466
8,120	Shinhan Financial Group Co. Ltd.*	359,183
153	Shinsegae Co. Ltd.	78,594
6,463	SK Holdings Co. Ltd.	956,798
1,146	SK Innovation Co. Ltd.	209,005
3,560	SK Networks Co. Ltd.	39,210

	South Korea (continued)
889	SK Telecom Co. Ltd.	$130,420
3,561	S-Oil Corp.	354,099
3,520	STX Corp. Ltd.*	105,007
3,540	STX Offshore & Shipbuilding Co. Ltd.*	102,604
10,910	Woori Finance Holdings Co. Ltd.*	138,163
		11,016,897
	Spain - 4.1%
4,138	Abertis Infraestructuras SA	81,297
598	Acciona SA	51,807
4,900	Acerinox SA	83,571
4,151	ACS Actividades de Construccion y Servicios SA	214,551
102,499	Banco Bilbao Vizcaya Argentaria SA	1,260,097
33,756	Banco de Sabadell SA	161,700
1,797	Banco Espanol de Credito SA	16,329
35,230	Banco Popular Espanol SA	212,135
204,126	Banco Santander SA	2,504,716
6,197	Bankinter SA	42,344
7,364	Caja de Ahorros del Mediterraneo	64,917
626	Cementos Portland Valderrivas SA	10,402
13,654	Criteria Caixacorp SA	94,366
2,733	EDP Renovaveis SA*	16,262
1,872	Enagas	39,537
3,142	Endesa SA	89,234
2,038	Fomento de Construcciones y Contratas SA	59,458
4,193	Gamesa Corp. Tecnologica SA*	32,192
6,361	Gas Natural SDG SA	105,262
2,391	Gestevision Telecinco SA	30,093
8,267	Iberdrola Renovables SA	31,282
91,252	Iberdrola SA	783,166
1,741	Industria de Diseno Textil SA	131,734
53,485	International Consolidated Airlines Group SA*	219,985
22,758	International Consolidated Airlines Group SA DI*	93,465
18,297	Mapfre SA	62,261
4,315	Promotora de Informaciones SA, Class A*	11,684
492	Red Electrica Corporacion SA	25,140
40,829	Repsol YPF SA	1,286,061
4,330	Sacyr Vallehermoso SA*	41,240
73,590	Telefonica SA	1,850,861
1,076	Zardoya Otis SA	17,068
		9,724,217
	Sweden - 3.0%
3,097	Alfa Laval AB	66,176
4,415	Assa Abloy AB, Class B	120,498
6,561	Atlas Copco AB, Class A	157,948
4,069	Atlas Copco AB, Class B	88,844
5,602	Boliden AB	117,176
6,046	Electrolux AB, Series B	172,535
5,270	Hennes & Mauritz AB, Class B	173,420
2,300	Holmen AB, Class B	87,561
5,553	Industrivarden AB, Class A	95,252
2,430	Industrivarden AB, Class C	40,586
13,862	Investor AB, Class B	321,422
498	Lundbergforetagen AB, Class B	37,360
5,110	NCC AB, Class B	119,679
67,085	Nordea Bank AB	816,882
1,699	Ratos AB, Class B	63,915
17,969	Sandvik AB	353,777
11,800	SAS AB*	44,776
11,640	Scania AB, Class B	262,116
7,762	Securitas AB, Class B	93,792
42,284	Skandinaviska Enskilda Banken AB, Class A	385,013
11,009	Skanska AB, Class B	223,595
7,361	SKF AB, Class B	210,748
4,375	SSAB AB, Class A	72,120
1,511	SSAB AB, Class B	21,560
16,807	Svenska Cellulosa AB, Class B	294,046
9,978	Svenska Handelsbanken AB, Class A	340,915
17,076	Swedbank AB, Class A*	268,744
6,978	Tele2 AB, Class B	154,638
48,143	Telefonaktiebolaget LM Ericsson, Class B	595,213
41,456	TeliaSonera AB	342,337
16,984	Volvo AB, Class A*	293,445
36,357	Volvo AB, Class B*	631,558
		7,067,647
	Switzerland - 4.4%
14,313	ABB Ltd.*	339,527
2,924	Adecco SA	190,286
1,158	Baloise Holding AG	119,663
224	BKW FMB Energie AG	18,165
6,846	Clariant AG*	121,452
3,965	Compagnie Financiere Richemont SA	216,679
18,375	Credit Suisse Group AG	825,423
7,791	GAM Holding Ltd.*	140,124
281	Geberit AG	59,570
74	Givaudan SA	73,634
153	Helvetia Holding AG	62,810
4,076	Holcim Ltd.	286,728
1,732	Julius Baer Group Ltd.	78,743
559	Kuehne + Nagel International AG	72,638
29,086	Nestle SA	1,580,206
23,811	Novartis AG	1,331,632
799	Pargesa Holding SA	70,746
4,155	Petroplus Holdings AG*	68,406
6,933	Roche Holding AG*	1,059,521
236	Schindler Holding AG	26,372
167	Schindler Holding AG Participant Certificates	18,732
52	SGS SA*	85,002
217	Swatch Group AG	87,433
684	Swatch Group AG-Registered	49,499
1,898	Swiss Life Holding AG*	304,399
10,481	Swiss Reinsurance Co. Ltd.	601,767
350	Swisscom AG	155,138
736	Syngenta AG	238,193
288	Synthes, Inc.	38,190
62,001	UBS AG*	1,117,094
3,316	Zurich Financial Services AG	910,122
		10,347,894
	United Kingdom - 20.2%
15,214	3i Group PLC	75,544
4,553	AMEC PLC	87,513
8,614	Amlin PLC	53,865
19,417	Anglo American PLC	952,474
4,308	Antofagasta PLC	97,019
6,833	Associated British Foods PLC	116,233
22,414	AstraZeneca PLC	1,087,999
147,073	Aviva PLC	1,043,123
63,291	BAE Systems PLC	346,707
16,985	Balfour Beatty PLC	91,275
311,517	Barclays PLC	1,465,732
50,410	Barratt Developments PLC*	74,406

	United Kingdom (continued)
28,319	BG Group PLC	$635,493
46,715	BHP Billiton PLC	1,780,853
469,546	BP PLC	3,646,535
21,626	British American Tobacco PLC	798,439
15,216	British Land Co. PLC REIT	126,370
14,324	British Sky Broadcasting Group PLC	173,223
381,156	BT Group PLC	1,071,457
5,995	Bunzl PLC	73,027
55,730	Cable & Wireless Communications PLC	41,276
55,730	Cable & Wireless Worldwide PLC	63,155
3,926	Capita Group PLC (The)	42,699
9,385	Capital & Counties Properties PLC	22,173
9,385	Capital Shopping Centres Group PLC REIT	55,259
12,447	Carnival PLC	568,204
94,513	Centrica PLC	484,285
28,643	Compass Group PLC	254,857
33,598	Diageo PLC	646,864
255,554	Dixons Retail PLC*	83,627
11,820	Drax Group PLC	73,459
5,491	easyJet PLC*	33,334
39,863	Enterprise Inns PLC*	68,512
2,576	Eurasian Natural Resources Corp. PLC	41,550
7,286	Experian PLC	90,445
15,324	FirstGroup PLC	91,824
20,319	G4S PLC	87,418
47,250	GKN PLC	152,803
85,587	GlaxoSmithKline PLC	1,547,049
11,387	Hammerson PLC REIT	78,282
31,414	Hays PLC	60,934
31,621	Home Retail Group PLC	109,351
287,450	HSBC Holdings PLC	3,133,640
11,970	ICAP PLC	102,863
11,813	Imperial Tobacco Group PLC	337,559
21,745	Inchcape PLC*	129,533
5,307	InterContinental Hotels Group PLC	111,781
22,579	International Power PLC	152,910
15,016	Investec PLC	115,136
84,268	ITV PLC*	104,877
54,578	J Sainsbury PLC	333,509
4,230	Johnson Matthey PLC	130,427
2,864	Kazakhmys PLC	69,086
35,928	Kesa Electricals PLC	74,179
67,042	Kingfisher PLC	270,609
30,749	Ladbrokes PLC	64,373
18,054	Land Securities Group PLC REIT	195,052
205,953	Legal & General Group PLC	366,173
762,665	Lloyds Banking Group PLC*	771,806
40,174	Logica PLC	87,386
3,437	London Stock Exchange Group PLC	46,574
2,196	Lonmin PLC	58,179
42,122	Man Group PLC	198,494
45,468	Marks & Spencer Group PLC	259,633
20,543	Mitchells & Butlers PLC*	113,423
15,382	Mondi PLC	125,654
17,046	National Express Group PLC*	66,757
59,595	National Grid PLC	527,396
3,015	Next PLC	95,475
182,912	Old Mutual PLC	367,982
13,993	Pearson PLC	229,512
6,158	Pennon Group PLC	59,477
15,159	Persimmon PLC	99,212
49,408	Prudential PLC	534,982
59,788	Punch Taverns PLC*	65,695
5,218	Reckitt Benckiser Group PLC	283,752
10,132	Reed Elsevier PLC	89,665
32,561	Rentokil Initial PLC*	52,207
26,606	Rexam PLC	145,534
19,960	Rio Tinto PLC	1,368,356
18,614	Rolls-Royce Group PLC*	190,220
1,181,128	Royal Bank of Scotland Group PLC*	788,532
100,564	Royal Dutch Shell PLC, Class A	3,541,309
76,864	Royal Dutch Shell PLC, Class B	2,672,869
93,787	RSA Insurance Group PLC	204,154
10,638	SABMiller PLC	344,367
16,995	Sage Group PLC (The)	80,331
1,979	Schroders PLC	57,153
947	Schroders PLC NVTG	21,357
19,984	Scottish & Southern Energy PLC	370,989
12,750	Segro PLC REIT	60,920
5,848	Severn Trent PLC	128,141
6,678	Smith & Nephew PLC	74,234
6,139	Smiths Group PLC	133,731
21,851	Standard Chartered PLC	570,148
54,042	Standard Life PLC	198,486
6,977	TalkTalk Telecom Group PLC	18,026
12,919	Tate & Lyle PLC	114,122
167,884	Taylor Wimpey PLC*	93,257
135,302	Tesco PLC	872,732
26,733	Thomas Cook Group PLC	81,614
5,777	Travis Perkins PLC	93,644
17,135	TUI Travel PLC	69,438
33,752	Unilever PLC	981,771
12,686	United Business Media Ltd.	142,747
22,652	United Utilities Group PLC	197,197
1,576	Vedanta Resources PLC	57,353
1,396,377	Vodafone Group PLC	3,921,961
3,863	Whitbread PLC	107,354
18,665	William Hill PLC	54,262
48,231	William Morrison Supermarkets PLC	205,882
10,224	Wolseley PLC*	356,512
28,308	WPP PLC	350,270
29,132	Xstrata PLC	646,271
142,033	Yell Group PLC*	25,025
		47,659,884
	Total Common Stocks and Other Equity Interests (Cost $201,317,597)	234,213,851

	Preferred Stocks - 0.5%
	Germany - 0.5%
1,943	Henkel AG & Co. KGaA	118,648
3,353	ProSiebenSat.1 Media AG	103,133
5,249	Volkswagen AG	849,172
		1,070,953
	Italy - 0.0%
1,143	EXOR SpA	28,599
68,943	Unipol Gruppo Finanziario SpA	38,423
		67,022
	Total Preferred Stocks (Cost $807,100)	1,137,975

Total Investments (Cost $202,124,697)(a)-100.0%	$235,351,826
Other assets less liabilities-0.0%	95,740
Net Assets-100.0%	$235,447,566

Investment Abbreviations:

CVA	- Dutch Certified
NVTG	- Non Voting
PPS	- Price Protected Shares
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $210,748,115. The net unrealized appreciation was $24,603,711 which consisted of aggregate gross unrealized appreciation of $38,215,712 and aggregate gross unrealized depreciation of $13,612,001.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.4%
	Australia - 5.8%
20,012	Abacus Property Group REIT	$44,493
29,675	Adelaide Brighton Ltd.	99,113
14,205	Alesco Corp. Ltd.	46,453
6,455	Ansell Ltd.	84,629
41,737	APA Group	165,615
19,299	APN News & Media Ltd.	33,287
35,971	Aristocrat Leisure Ltd.	106,514
68,885	Asciano Group*	110,229
5,357	ASX Ltd.	199,537
32,756	Australand Property Group REIT	95,034
124,358	Australian Pharmaceutical Industries Ltd.	52,694
24,118	Automotive Holdings Group	60,355
23,917	AWE Ltd.*	42,445
13,849	Bank of Queensland Ltd.	136,556
106,222	Beach Energy Ltd.	83,663
21,055	Bendigo and Adelaide Bank Ltd.	205,300
10,378	Billabong International Ltd.	84,017
15,585	Boart Longyear Group	67,591
7,683	Bradken Ltd.	70,855
1,864	Campbell Brothers Ltd.	73,073
24,724	Challenger Financial Services Group Ltd.	112,896
43,504	Charter Hall Office REIT	135,325
23,808	Charter Hall Retail REIT	72,871
1,233	Cochlear Ltd.	94,779
138,758	Commonwealth Property Office Fund REIT	120,357
12,483	Computershare Ltd.	125,327
129,204	ConnectEast Group	56,035
25,822	Consolidated Media Holdings Ltd.	76,461
10,755	Crane Group Ltd.	106,798
116,826	CSR Ltd.	186,943
27,789	David Jones Ltd.	131,324
18,864	Downer EDI Ltd.	72,409
74,626	Elders Ltd.*	37,201
84,973	Emeco Holdings Ltd.	92,766
1,276	Energy Resources of Australia Ltd.	12,773
118,722	Envestra Ltd.	68,652
66,787	FKP Property Group REIT	52,936
3,349	Flight Centre Ltd.	78,298
115,407	Goodman Fielder Ltd.	144,977
154,646	Gunns Ltd.*	88,655
21,534	GWA International Ltd.	69,776
33,727	Harvey Norman Holdings Ltd.	101,214
24,373	Hills Industries Ltd.	45,198
22,340	Iluka Resources Ltd.*	188,875
51,885	Infigen Energy	25,606
221,703	ING Industrial Fund REIT	117,150
170,104	ING Office Fund REIT	101,756
8,419	IOOF Holdings Ltd.	65,807
2,689	JB Hi-Fi Ltd.	49,436
5,982	Macarthur Coal Ltd.	74,431
123,351	Minara Resources Ltd.*	111,913
3,698	Monadelphous Group Ltd.	71,415
33,266	Mount Gibson Iron Ltd.*	69,981
10,649	New Hope Corp. Ltd.	52,024
7,984	Nufarm Ltd.*	41,631
28,917	Oil Search Ltd.	192,008
166,453	OZ Minerals Ltd.	270,504
110,099	Pacific Brands Ltd.*	113,611
308,256	PaperlinX Ltd.*	138,299
3,054	Perpetual Ltd.	95,181
3,788	Platinum Asset Management Ltd.	18,015
26,796	Primary Health Care Ltd.	98,581
6,630	Ramsay Health Care Ltd.	113,033
8,507	Seven Group Holdings Ltd.	76,333
117,779	Sigma Pharmaceuticals Ltd.*	52,254
20,242	Skilled Group Ltd.*	39,959
81,680	SP Ausnet	71,663
30,984	Spotless Group Ltd.	69,196
48,588	Straits Resources Ltd.*	109,479
56,870	Ten Network Holdings Ltd.	79,380
25,776	Transfield Services Ltd.	80,179
9,948	UGL Ltd.	149,765
185,267	Virgin Blue Holdings Ltd.*	72,961
3,657	West Australian Newspapers Holdings Ltd.	22,678
		6,778,528
	Austria - 1.2%
1,959	Andritz AG	167,351
2,254	A-TEC Industries AG*	7,973
10,115	CA Immobilien Anlagen AG*	167,452
7,177	Conwert Immobilien Invest SE	111,287
1,324	Flughafen Wien AG	87,130
108,039	Immofinanz AG*	476,950
599	Mayr-Melnhof Karton AG	71,201
3,532	Oesterreichische Post AG	111,011
735	Palfinger AG*	27,535
2,192	RHI AG*	82,794
1,097	Semperit AG Holding	53,046
681	Zumtobel AG	19,919
		1,383,649
	Belgium - 1.5%
1,544	Ackermans & van Haaren NV	132,555
28,580	Agfa Gevaert NV*	127,345
1,231	Barco NV*	86,056
964	Befimmo SCA Sicafi REIT	79,933
2,459	Bekaert SA NV	246,711
1,139	Cie d’Entreprises CFE	84,528
2,550	Cie Maritime Belge SA	79,745
908	Cofinimmo REIT	123,379
3,072	Euronav NV	52,225
543	Gimv NV	28,877
6,987	Nyrstar	112,172
1,099	Omega Pharma SA	56,502
3,014	Recticel SA	30,496
16,047	RHJ International*	139,263
1,101	Sofina SA	104,591
2,824	Telenet Group Holding NV*	111,292
4,024	Tessenderlo Chemie NV	144,267
		1,739,937

	Bermuda - 0.5%
12,833	Aquarius Platinum Ltd.	$71,923
29,203	Catlin Group Ltd.	173,070
5,000	China Yurun Food Group Ltd.	16,163
94,000	Citic Resources Holdings Ltd.*	19,413
326,610	HKC Holdings Ltd.*	18,225
9,366	Lancashire Holdings Ltd.	83,336
93,000	Mongolia Energy Co. Ltd.*	26,126
6,439	Seadrill Ltd.	211,811
60,000	Sino Union Energy Investment Group Ltd.*	4,926
16,000	Skyworth Digital Holdings Ltd.	9,975
		634,968
	Canada - 9.1%
18,450	Advantage Oil & Gas Ltd.*	137,049
8,037	AGF Management Ltd., Class B	149,773
2,008	Agnico-Eagle Mines Ltd.	137,594
2,885	Astral Media, Inc.	115,458
1,462	Boardwalk REIT	64,283
9,928	CAE, Inc.	126,352
5,446	Calloway REIT	129,365
3,388	Canadian REIT	108,389
4,429	Canadian Apartment Properties REIT	77,311
2,967	Canadian Western Bank	87,920
11,805	Canfor Corp.*	143,866
12,350	Cascades, Inc.	89,639
2,738	CCL Industries, Inc., Class B	90,413
4,354	Centerra Gold, Inc.	69,951
9,230	Chartwell Seniors Housing REIT	76,036
6,496	CML Healthcare, Inc.	77,283
2,244	Cogeco Cable, Inc.	95,750
3,139	Cominar REIT	67,409
1,420	Corus Entertainment, Inc., Class B	31,871
9,630	Cott Corp.*	77,117
5,220	Crescent Point Energy Corp.	230,926
3,169	Dorel Industries, Inc., Class B	103,759
2,743	Dundee REIT	83,037
1,829	Dundee Capital Markets, Inc.*	1,993
6,349	Dundee Corp., Class A*	140,722
1,829	DundeeWealth, Inc.	35,163
7,355	Emera, Inc.	236,772
8,973	Ensign Energy Services, Inc.	145,416
7,775	Extendicare REIT	77,264
10,839	Fairborne Energy Ltd.*	50,389
2,835	First Capital Realty, Inc.	43,535
1,466	First Quantum Minerals Ltd.	169,794
4,341	Flint Energy Services Ltd.*	79,854
1,697	Franco-Nevada Corp.	47,216
1,370	Genworth MI Canada, Inc.	36,090
3,657	Gildan Activewear, Inc.*	107,599
5,626	GMP Capital, Inc.	81,500
9,370	Groupe Aeroplan, Inc.	128,337
10,388	H&R REIT	214,147
6,109	Harry Winston Diamond Corp.*	66,144
1,008	Home Capital Group, Inc.	55,175
9,630	HudBay Minerals, Inc.	159,625
5,859	IAMGOLD Corp.	111,527
7,411	IESI-BFC Ltd.	176,338
5,891	Industrial Alliance Insurance & Financial Services, Inc.	216,440
2,017	Inmet Mining Corp.	150,531
12,710	InnVest REIT	87,042
1,834	Laurentian Bank of Canada	97,361
6,078	Linamar Corp.	128,335
27,227	Lundin Mining Corp.*	195,168
1,417	MacDonald Dettwiler & Associates Ltd.*	68,679
13,494	Maple Leaf Foods, Inc.	154,468
6,443	Martinrea International, Inc.*	66,153
6,487	Methanex Corp.	176,532
3,423	Morguard REIT	50,134
8,287	Mullen Group Ltd.	163,213
13,219	New Gold, Inc.*	105,990
3,139	Norbord, Inc.*	46,854
4,083	Nordion, Inc.*	46,739
3,531	Nuvista Energy Ltd.	33,395
1,185	Open Text Corp.*	58,572
30,900	OPTI Canada, Inc.*	21,316
4,401	Pacific Rubiales Energy Corp.	152,061
2,003	Pan American Silver Corp.	65,662
1,417	Paramount Resources Ltd., Class A*	43,732
965	Petrobank Energy & Resources Ltd.*	22,672
3,878	Primaris Retail REIT	78,316
7,052	Progress Energy Resources Corp.	96,024
7,780	Quadra FNX Mining Ltd.*	105,004
4,522	Reitmans (Canada) Ltd., Class A	81,737
2,743	Ritchie Bros Auctioneers, Inc.	68,558
12,621	RONA, Inc.*	177,029
8,052	Russel Metals, Inc.	188,289
1,967	ShawCor Ltd., Class A	71,325
26,731	Sherritt International Corp.	233,570
3,197	Silver Wheaton Corp.*	98,731
5,816	Sino-Forest Corp.*	126,641
3,463	SNC-Lavalin Group, Inc.	203,123
1,647	Stantec, Inc.*	47,027
12,797	Superior Plus Corp.	151,223
5,085	Thompson Creek Metals Co., Inc.*	69,088
3,516	Tim Hortons, Inc.	144,050
3,974	TMX Group, Inc.	151,451
3,333	Toromont Industries Ltd.	104,730
16,257	Torstar Corp., Class B	228,678
9,832	Transcontinental, Inc., Class A	167,397
14,224	TransForce, Inc.	191,407
4,201	Trican Well Service Ltd.	92,147
14,220	Trinidad Drilling Ltd.	102,643
24,461	Valeant Pharmaceuticals International, Inc.	892,359
2,573	West Fraser Timber Co. Ltd.	129,801
		10,686,548
	Cayman Islands - 0.4%
3,000	Anta Sports Products Ltd.	4,803
87,000	Belle International Holdings Ltd.	148,874
102,000	Bosideng International Holdings Ltd.	31,662
66,000	China State Construction International Holdings Ltd.	65,020
41,500	KWG Property Holding Ltd.	30,876
3,500	Li Ning Co. Ltd.	6,672
36,000	Lonking Holdings Ltd.	21,011
39,000	Pacific Textile Holdings Ltd.	24,964
25,000	Polytec Asset Holdings Ltd.	4,233
98,000	Renhe Commercial Holdings Co. Ltd.	16,342
20,400	Sands China Ltd.*	50,504
3,000	Shenzhou International Group Holdings Ltd.	3,494
78,000	Tomson Group Ltd.	32,718
88,000	Want Want China Holdings Ltd.	73,148

	Cayman Islands (continued)
4,000	Xinao Gas Holdings Ltd.	$11,904
		526,225
	China - 0.4%
25,405	Agile Property Holdings Ltd.	37,737
23,500	BYD Electronic International Co. Ltd.	15,645
46,000	China Dongxiang Group Co.	20,062
24,500	Greentown China Holdings Ltd.	28,033
7,000	Hidili Industry International Development Ltd.	5,980
49,500	Kingboard Laminates Holdings Ltd.	49,019
39,000	Nine Dragons Paper Holdings Ltd.	55,130
43,000	Shimao Property Holdings Ltd.	65,307
114,650	Shui On Land Ltd.	55,150
91,500	Soho China Ltd.	72,185
19,500	Stella International Holdings Ltd.	42,373
600	Tencent Holdings Ltd.	15,547
39,000	Yangzijiang Shipbuilding Holdings Ltd.	56,672
7,000	Yanlord Land Group Ltd.	8,422
		527,262
	Cyprus - 0.1%
10,938	Songa Offshore SE*	60,220

	Denmark - 1.7%
1,239	Alk-Abello A/S	81,688
13,841	Alm. Brand A/S*	31,564
1,369	Auriga Industries, Class B	22,659
3,014	Bang & Olufsen A/S*	38,247
642	Coloplast A/S, Class B	93,393
863	D/S Norden A/S	29,314
10,066	DSV A/S	210,484
5,544	East Asiatic Co. Ltd. A/S	170,271
2,231	FLSmidth & Co. A/S	191,938
10,795	GN Store Nord A/S*	103,532
3,148	H. Lundbeck A/S	65,421
5,261	Jyske Bank A/S*	236,563
1,238	NKT Holding A/S	72,197
1,239	Novozymes A/S, Class B	171,694
737	Rockwool International A/S, Class B	87,017
1,957	Schouw & Co.	44,989
272	Simcorp A/S	41,519
4,493	Sydbank A/S*	129,894
916	Topdanmark A/S*	132,325
318	William Demant Holding*	25,498
		1,980,207
	Finland - 2.2%
5,311	Alma Media Corp.	62,474
10,108	Amer Sports Oyj, Class A	141,768
4,649	Cargotec Corp., Class B	217,347
9,690	Citycon Oyj	42,113
2,711	Cramo Oyj*	71,660
3,895	HKScan Oyj, Class A	41,706
13,424	Huhtamaki Oyj	194,717
5,863	Kemira Oyj	91,474
4,053	Konecranes Oyj	170,478
1,876	Lassila & Tikanoja Oyj	35,776
1,183	Lemminkainen Oyj*	41,796
60,204	M-real Oyj, Class B*	267,428
7,480	Nokian Renkaat Oyj	270,530
8,234	Oriola-KD Oyj, Class B	36,463
6,167	Orion Oyj, Class B	139,591
3,648	Outotec Oyj	205,058
3,378	Poyry Oyj	41,403
6,777	Ramirent Oyj	93,748
16,533	Sponda Oyj	84,547
3,621	Stockmann Oyj Abp, Class B	116,713
6,089	Tieto Oyj	128,392
1,322	Tikkurila Oyj*	28,637
6,815	Uponor Oyj	118,661
		2,642,480
	France - 3.7%
1,379	Alten Ltd.	48,021
15,220	Altran Technologies SA*	75,141
680	April Group	21,703
2,105	Beneteau SA	45,656
462	bioMerieux	50,495
320	Bonduelle SCA	30,381
4,671	Bourbon SA	208,128
1,152	Boursorama*	12,872
8,007	Bull*	35,348
1,100	Bureau Veritas SA	79,914
8,495	Canal +	64,755
4,891	Club Mediterranee SA*	112,352
1,472	Dassault Systemes SA	115,759
361	Delachaux SA	31,181
19,347	Derichebourg SA*	163,684
637	EDF Energies Nouvelles SA	27,601
8,187	Etablissements Maurel et Prom	153,774
733	Etam Developpement SA*	35,675
2,297	Eutelsat Communications	83,910
230	Faiveley Transport	20,544
771	Fimalac	33,487
968	GL Events	32,846
19,117	Groupe Eurotunnel SA	185,877
2,008	Groupe Steria SCA	57,936
30,087	Havas SA	158,109
234	Iliad SA	24,879
4,296	IMS-International Metal Service*	78,452
1,000	Ingenico	37,188
601	Ipsen SA	21,032
1,282	Ipsos	62,334
1,426	Manitou BF SA*	41,036
1,192	Mercialys SA REIT	45,660
1,553	Mersen	81,951
2,231	Neopost SA	202,211
504	Orpea	23,742
640	Pierre & Vacances	56,121
1,590	Plastic Omnium SA	124,820
1,101	Remy Cointreau SA	78,206
9,739	Rhodia SA	290,810
1,016	Rubis	118,191
1,417	SEB SA	141,040
454	Seche Environnement SA	38,902
1,735	Sechilienne-Sidec	49,061
1,916	Societe BIC SA	164,755
1,087	Societe Fonciere Financiere et de Participations	78,240
555	Societe Immobiliere de Location pour l’Industrie et le Commerce REIT	75,033
3,514	SOITEC*	43,494
411	Sopra Group SA	38,458
3,714	Teleperformance	134,044
1,132	Trigano SA	38,000
8,605	UbiSoft Entertainment SA*	101,116
323	Vilmorin & Cie	39,187

	France (continued)
3,211	Zodiac Aerospace	$238,956
		4,352,068
	Germany - 3.8%
5,361	Aareal Bank AG*	165,741
13,632	Air Berlin PLC*	65,226
2,058	Alstria Office AG REIT	29,062
1,055	Bauer AG	53,806
1,691	Bechtle AG	70,675
735	Carl Zeiss Meditec AG	14,108
2,235	Comdirect Bank AG	25,126
1,569	Demag Cranes AG*	76,633
2,329	Deutsche Euroshop AG	87,809
5,812	Deutsche Wohnen AG*	79,539
17,276	Deutz AG*	144,741
3,067	DIC Asset AG	37,684
3,642	Douglas Holding AG	196,682
1,178	Duerr AG*	38,939
1,194	ElringKlinger AG	38,223
405	Fielmann AG	36,797
6,130	Freenet AG	71,814
503	Fuchs Petrolub AG	63,237
678	GfK SE	35,123
5,861	Gildemeister AG	125,473
1,728	H&R Wasag AG	48,543
1,599	Hamburger Hafen und Logistik AG	70,798
60,647	Heidelberger Druckmaschinen AG*	288,936
1,599	Indus Holding AG	47,966
11,979	IVG Immobilien AG*	117,427
5,314	Jenoptik AG*	40,624
1,146	Krones AG*	74,340
4,341	KUKA AG*	103,259
132	KWS Saat AG	25,779
5,316	Leoni AG*	228,377
3,596	Medion AG	60,147
6,641	MLP AG	71,017
2,377	MTU Aero Engines Holding AG	167,603
1,419	Nordex SE*	10,577
4,752	Pfleiderer AG*	11,173
17,537	Praktiker Bau- und Heimwerkermaerkte Holding AG	179,122
271	Puma AG Rudolf Dassler Sport	84,860
20,330	Q-Cells SE*	69,513
139	Rational AG	28,452
2,694	Rhoen Klinikum AG	62,789
4,708	SGL Carbon SE*	178,375
1,978	Sixt AG	89,382
23,917	Sky Deutschland AG*	90,402
550	Software AG	86,904
5,162	Solarworld AG	51,005
3,611	Stada Arzneimittel AG	134,609
5,118	Symrise AG	145,072
1,370	Takkt AG	21,882
5,253	Tognum AG	132,802
2,698	United Internet AG	44,813
639	Vossloh AG	78,951
2,184	Wincor Nixdorf AG	166,990
		4,468,927
	Gibraltar - 0.0%
8,989	PartyGaming PLC*	27,472

	Greece - 0.4%
12,664	Agricultural Bank of Greece*	13,195
18,024	Alapis Holding Industrial and Commercial SA	13,097
2,375	Athens Water Supply & Sewage Co. SA (The)	16,118
12,642	Ellaktor SA	65,342
14,332	Intralot SA-Integrated Lottery Systems & Services	49,319
4,350	JUMBO SA	30,356
11,753	Mytilineos Holdings SA*	84,595
7,339	Sidenor Steel Products Manufacturing Co. SA*	31,795
5,144	Titan Cement Co. SA	108,889
4,813	TT Hellenic Postbank SA*	20,918
14,355	Viohalco*	87,974
		521,598
	Hong Kong - 2.6%
5,212	ASM Pacific Technology Ltd.	62,210
4,935	Cafe de Coral Holdings Ltd.	11,774
135,213	Champion REIT	81,692
100,587	Chaoda Modern Agriculture (Holdings) Ltd.	71,740
7,134	China Mengniu Dairy Co. Ltd.	19,904
179,799	China Travel International Investment Hong Kong Ltd.*	39,670
4,000	Chow Sang Sang Holdings International Ltd.	8,384
86,000	Dah Chong Hong Holdings Ltd.	81,524
20,098	Dah Sing Banking Group Ltd.	35,526
16,127	Dah Sing Financial Holdings Ltd.	112,847
44,710	Digital China Holdings Ltd.	85,798
183,328	First Pacific Co. Ltd.	158,736
11,495	Fubon Bank Hong Kong Ltd.	7,240
12,000	Fushan International Energy Group Ltd.	8,128
41,972	Galaxy Entertainment Group Ltd.*	64,500
177,315	Giordano International Ltd.	105,310
182,490	Global Bio-Chem Technology Group Co. Ltd.*	29,729
359,760	GOME Electrical Appliances Holdings Ltd.*	136,137
5,388	Hengan International Group Co. Ltd.	40,328
72,578	HKR International Ltd.	45,526
929	Hong Kong Aircraft Engineering Co. Ltd.	14,229
9,600	Hong Kong Exchanges & Clearing Ltd.	220,182
46,361	Hongkong & Shanghai Hotels Ltd. (The)	81,116
47,604	Hopewell Highway Infrastructure Ltd.	37,493
23,215	Hopewell Holdings Ltd.	75,341
30,206	Hopson Development Holdings Ltd.*	34,330
102,000	Hutchison Harbour Ring Ltd.	12,953
46,000	Hysan Development Co. Ltd.	219,505
115,583	Johnson Electric Holdings Ltd.	82,287
52,000	K Wah International Holdings Ltd.	23,479
37,313	Kowloon Development Co. Ltd.	53,607
43,000	Lee & Man Paper Manufacturing Ltd.	29,785
21,000	Lifestyle International Holdings Ltd.	52,151
107,200	New World China Land Ltd.	43,316
222,560	Pacific Basin Shipping Ltd.	143,886
41,943	Road King Infrastructure Ltd.	38,415
84,174	Shun Tak Holdings Ltd.	52,368
367,347	Sinolink Worldwide Holdings Ltd.	53,718
111,318	Techtronic Industries Co.	138,509
11,025	Television Broadcasts Ltd.	59,256
24,857	Texwinca Holdings Ltd.	27,007
47,000	Tian An China Investment	32,496
33,000	Truly International Holdings*	8,720
9,370	VTech Holdings Ltd.	104,148

	Hong Kong (continued)
13,425	Wing Hang Bank Ltd.	$180,648
96,000	Xinyi Glass Holdings Co. Ltd.	79,551
		3,105,199
	Ireland - 1.2%
49,544	Aer Lingus Group PLC*	69,963
28,108	C&C Group PLC	131,639
7,208	DCC PLC	213,455
6,130	FBD Holdings PLC	55,468
76,007	Fyffes PLC	40,640
15,817	Glanbia PLC	85,634
55,026	Grafton Group PLC	258,006
40,076	Greencore Group PLC	60,439
129,904	Independent News & Media PLC*	106,859
13,529	James Hardie Industries SE*	84,168
15,689	Kingspan Group PLC	140,888
1,275	Paddy Power PLC	50,343
24,757	United Drug PLC	73,314
		1,370,816
	Israel - 0.8%
2,525	Africa-Israel Investments Ltd.*	20,547
1,738	Alon Holdings Blue Square Ltd.	15,391
2,756	Cellcom Israel Ltd.	83,060
5,058	Clal Industries Ltd.	39,389
911	Clal Insurance Enterprise Holdings Ltd.	24,024
1,320	Delek Automotive Systems Ltd.	17,692
781	Elbit Imaging Ltd.*	9,352
776	Elbit Systems Ltd.	39,257
1,613	Elco Holdings Ltd.	21,585
1,328	First International Bank of Israel Ltd.	18,543
3,838	Gazit-Globe Ltd.	45,028
458	Harel Insurance Investments & Financial Services Ltd.	25,893
1,239	Hot Telecommunication System Ltd.*	20,151
52,148	Israel Discount Bank Ltd., Class A*	103,615
2,050	Jerusalem Economy Ltd.*	22,705
737	Koor Industries Ltd.	18,106
14,661	Makhteshim-Agan Industries Ltd.*	70,933
13,173	Migdal Insurance & Financial Holding Ltd.	23,923
7,090	Mizrahi Tefahot Bank Ltd.	67,347
1,831	NICE Systems Ltd.*	59,469
1,380	Osem Investments Ltd.	21,523
3,517	Partner Communications Co. Ltd.	67,288
227	Paz Oil Co. Ltd.	39,338
5,817	Shufersal Ltd.	33,184
1,362	Strauss Group Ltd.	19,424
		926,767
	Italy - 2.3%
2,297	Ansaldo STS SpA	34,830
20,991	Arnoldo Mondadori Editore SpA*	74,105
4,768	Astaldi SpA	30,527
4,792	Autostrada Torino-Milano SpA	67,341
2,964	Azimut Holding SpA	31,168
11,107	Banca Popolare dell’Etruria e del Lazio Scrl*	48,691
3,749	Banco di Desio e della Brianza SpA	19,082
93,638	Beni Stabili SpA	89,351
4,250	Brembo SpA	46,993
9,612	Bulgari SpA	100,417
12,847	Cementir Holding SpA	38,661
148,574	Cofide SpA*	142,179
3,240	Danieli & C Officine Meccaniche Spa-RSP	55,037
1,281	Danieli SpA	39,393
11,386	Davide Campari-Milano SpA	72,822
3,459	Esprinet SpA	25,822
52,608	Gemina SpA*	41,472
4,037	Geox SpA	20,492
3,022	Gruppo Coin SpA*	30,949
16,550	Gruppo Editoriale L’Espresso SpA*	40,388
8,624	Immobiliare Grande Distribuzione REIT	18,232
37,016	Immsi SpA	41,741
42,314	Impregilo SpA*	129,223
5,757	Indesit Co. SpA	63,222
7,040	Interpump Group SpA*	55,498
66,695	Iren SpA	116,127
101,585	KME Group*	47,701
8,670	Maire Tecnimont SpA	41,365
3,123	Marr SpA	37,593
12,030	Piaggio & C. SpA	37,975
24,994	Piccolo Credito Valtellinese Scarl	124,131
97,679	Prelios SpA*	71,646
10,059	Prysmian SpA	203,278
23,025	RCS MediaGroup SpA*	34,882
5,756	Recordati SpA	52,281
8,029	Safilo Group SpA*	136,495
428,240	Seat Pagine Gialle SpA*	49,611
6,685	Societa’ Cattolica di Assicurazioni Scrl	177,254
4,699	Societa Iniziative Autostradali e Servizi SpA	50,540
8,965	Sogefi SpA*	27,931
15,072	Sorin SpA*	37,980
550	Tod’s SpA	56,403
		2,660,829
	Japan - 23.3%
12,000	77 Bank Ltd. (The)	65,178
200	ABC-Mart, Inc.	7,284
8,600	ADEKA Corp.	98,775
4,700	Advantest Corp.	96,318
9,100	AEON Credit Service Co. Ltd.	127,842
3,500	AEON Mall Co. Ltd.	91,804
4,400	Aica Kogyo Co. Ltd.	53,328
200	Aichi Bank Ltd. (The)	12,450
2,000	Aichi Machine Industry Co. Ltd.	9,325
5,000	Aichi Steel Corp.	35,579
6,000	Air Water, Inc.	78,872
800	Aisan Industry Co. Ltd.	7,772
8,900	Akebono Brake Industry Co. Ltd.	58,008
4,000	Akita Bank Ltd. (The)	12,254
600	Alpen Co. Ltd.	11,044
4,300	Alpine Electronics, Inc.	59,254
4,800	Amano Corp.	45,112
17,500	AOC Holdings, Inc.*	105,090
3,500	AOKI Holdings, Inc.	56,048
5,000	Aomori Bank Ltd. (The)	14,952
5,300	Aoyama Trading Co. Ltd.	89,401
49,000	Aozora Bank Ltd.	108,251
3,900	Arcs Co. Ltd.	60,026
4,500	Asatsu-DK, Inc.	121,768
3,000	Asics Corp.	39,985
400	ASKUL Corp.	7,929
3,500	Autobacs Seven Co. Ltd.	140,333
800	Avex Group Holdings, Inc.	11,708
4,000	Awa Bank Ltd. (The)	24,655
300	Bank of Iwate Ltd. (The)	14,097
11,000	Bank of Kyoto Ltd. (The)	101,770
6,000	Bank of Nagoya Ltd. (The)	19,187
400	Bank of Okinawa Ltd. (The)	15,745

	Japan (continued)
4,000	Bank of Saga Ltd. (The)	$11,473
4,600	Bank of The Ryukyus Ltd.	54,237
4,850	Belluna Co. Ltd.	29,362
3,700	Benesse Holdings, Inc.	166,191
26,000	Best Denki Co. Ltd.*	79,971
142	BIC Camera, Inc.	58,668
12,000	Calsonic Kansei Corp.*	50,092
400	Canon Electronics, Inc.	11,273
800	Capcom Co. Ltd.	13,709
300	Cawachi Ltd.	6,133
22,300	Cedyna Financial Corp.*	44,910
6,000	Central Glass Co. Ltd.	28,341
4,000	Chiyoda Co. Ltd.	56,731
6,000	Chiyoda Corp.	53,387
500	Chofu Seisakusho Co. Ltd.	11,333
7,000	Chori Co. Ltd.	9,484
3,900	Chudenko Corp.	48,316
10,000	Chugoku Bank Ltd. (The)	119,980
2,000	Chukyo Bank Ltd. (The)	5,102
4,600	Circle K Sunkus Co. Ltd.	74,000
22,100	Citizen Holdings Co. Ltd.	143,233
3,000	Clarion Co. Ltd.*	5,712
600	Cleanup Corp.	4,321
4,400	CMK Corp.	23,093
4,000	Coca-Cola Central Japan Co. Ltd.	54,486
5,000	Coca-Cola West Co. Ltd.	91,235
9,300	COMSYS Holdings Corp.	96,939
14,300	CSK Holdings Corp.*	60,914
5,000	Culture Convenience Club Co. Ltd.	27,462
4,200	Daibiru Corp.	35,833
18,000	Daicel Chemical Industries Ltd.	131,161
39,000	Daido Steel Co. Ltd.	246,101
5,000	Daifuku Co. Ltd.	36,373
3,000	Daiichi Chuo Kisen Kaisha*	7,140
2,000	Daiken Corp.	5,419
8,000	Daikyo, Inc.*	16,014
2,000	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	11,791
13,000	Dainippon Screen Manufacturing Co. Ltd.*	119,638
8,000	Daio Paper Corp.	56,243
33,000	Daishi Bank Ltd. (The)	111,974
5,200	DCM Holdings Co. Ltd.	31,163
40,000	Denki Kagaku Kogyo Kabushiki Kaisha	195,288
200	Disco Corp.	13,402
3,600	Don Quijote Co. Ltd.	116,133
28,000	DOWA Holdings Co. Ltd.	197,193
5,000	Duskin Co. Ltd.	95,264
200	DyDo Drinco, Inc.	7,689
26,000	Ebara Corp.*	126,620
13,400	EDION Corp.	119,068
4,000	Ehime Bank Ltd. (The)	11,131
6,000	Eighteenth Bank Ltd. (The)	18,015
200	EIZO Nanao Corp.	4,882
8,900	Elpida Memory, Inc.*	129,051
700	EXEDY Corp.	23,555
3,000	Ezaki Glico Co. Ltd.	34,053
4,400	FamilyMart Co. Ltd.	163,797
700	Fancl Corp.	10,133
400	FCC Co. Ltd.	9,091
300	FP Corp.	17,887
600	Fuji Co. Ltd.	12,369
8,000	Fuji Fire & Marine Insurance Co. Ltd. (The)*	10,936
4,400	Fuji Oil Co. Ltd.	63,855
4,400	Fuji Soft, Inc.	74,703
2,000	Fujitec Co. Ltd.	10,692
2,000	Fujitsu General Ltd.	11,742
4,000	Fukui Bank Ltd. (The)	12,352
3,000	Fukuyama Transporting Co. Ltd.	15,013
300	Funai Electric Co. Ltd.	9,996
45,000	Furukawa Co. Ltd.*	54,925
6,000	Furukawa-Sky Aluminum Corp.	18,308
4,200	Futaba Corp.	82,944
9,700	Futaba Industrial Co. Ltd.*	72,457
500	Fuyo General Lease Co. Ltd.	17,716
46	Geo Corp.	52,889
3,800	Glory Ltd.	90,536
33,000	Godo Steel Ltd.	65,251
950	Goldcrest Co. Ltd.	25,486
3,000	GS Yuasa Corp.	20,981
510	Gulliver International Co. Ltd.	22,036
26,000	Gunma Bank Ltd. (The)	149,785
12,000	Gunze Ltd.	50,238
6,000	H2O Retailing Corp.	44,379
3,400	Hamamatsu Photonics KK	124,497
161,000	Haseko Corp.*	149,347
3,900	Heiwa Corp.	57,074
20,500	Heiwa Real Estate Co. Ltd.	62,804
4,300	Heiwado Co. Ltd.	56,840
4,000	Higashi-Nippon Bank Ltd. (The)	9,423
5,000	Higo Bank Ltd. (The)	26,425
700	Hikari Tsushin, Inc.	15,883
600	Hirose Electric Co. Ltd.	64,518
37,000	Hiroshima Bank Ltd. (The)	158,061
800	HIS Co. Ltd.	20,857
500	Hisamitsu Pharmaceutical Co., Inc.	20,200
33,000	Hitachi Cable Ltd.	87,001
4,300	Hitachi Capital Corp.	68,386
4,300	Hitachi Koki Co. Ltd.	42,984
2,000	Hitachi Kokusai Electric, Inc.	17,527
1,000	Hitachi Medical Corp.	9,996
3,900	Hitachi Transport System Ltd.	59,645
87,500	Hitachi Zosen Corp.	133,498
11,000	Hokkoku Bank Ltd. (The)	37,325
5,000	Hokuetsu Bank Ltd. (The)	10,375
3,500	Hokuetsu Kishu Paper Co. Ltd.	19,565
600	Horiba Ltd.	16,558
4,300	Hoshizaki Electric Co. Ltd.	81,350
9,100	Hosiden Corp.	95,632
4,400	House Foods Corp.	72,877
10,000	Hyakugo Bank Ltd. (The)	44,672
34,000	Hyakujushi Bank Ltd. (The)	129,476
600	IBJ Leasing Co. Ltd.	15,013
4,800	Iino Kaiun Kaisha Ltd.	21,853
3,600	Inaba Denki Sangyo Co. Ltd.	100,930
18,900	Inabata & Co. Ltd.	120,187
4,000	Iseki & Co. Ltd.*	11,278
46,000	Ishihara Sangyo Kaisha Ltd.*	63,444
4,400	IT Holdings Corp.	55,101
4,900	ITO EN Ltd.	84,567
17,500	ITOCHU Enex Co. Ltd.	99,536
600	ITOCHU Techno-Solutions Corp.	20,930
6,000	Itoham Foods, Inc.	21,970

	Japan (continued)
44,000	Iwatani Corp.	$137,483
7,000	Iyo Bank Ltd. (The)	59,722
5,000	Izumi Co. Ltd.	73,599
6,000	Izumiya Co. Ltd.	24,753
26,000	J Front Retailing Co. Ltd.	134,555
45,000	Jaccs Co. Ltd.	153,241
500	Jafco Co. Ltd.	14,073
4,400	Japan Airport Terminal Co. Ltd.	65,949
1,000	Japan Aviation Electronics Industry Ltd.	7,360
700	Japan Petroleum Exploration Co. Ltd.	28,494
2,000	Japan Pulp & Paper Co. Ltd.	7,445
10,000	Japan Radio Co. Ltd.	29,293
5,100	Japan Securities Finance Co. Ltd.	37,349
3,000	Japan Steel Works Ltd. (The)	31,380
2,000	Japan Wool Textile Co. Ltd. (The)	17,698
3,000	J-Oil Mills, Inc.	9,703
2,000	Joshin Denki Co. Ltd.	19,138
8,000	Juroku Bank Ltd. (The)	25,973
9,000	JVC KENWOOD Holdings, Inc.*	39,216
600	Kadokawa Group Holdings, Inc.	15,987
4,800	Kaga Electronics Co. Ltd.	59,348
4,500	Kagome Co. Ltd.	83,101
7,000	Kagoshima Bank Ltd. (The)	46,137
1,000	Kaken Pharmaceutical Co. Ltd.	12,621
7,000	Kamigumi Co. Ltd.	58,867
5,000	Kandenko Co. Ltd.	32,284
186,000	Kanematsu Corp.*	190,700
6,000	Kansai Paint Co. Ltd.	61,736
36,000	Kansai Urban Banking Corp.	59,758
9,500	Kanto Auto Works Ltd.	84,877
4,800	Kasumi Co. Ltd.	26,950
4,400	Kato Sangyo Co. Ltd.	69,762
24,000	Kayaba Industry Co. Ltd.	190,407
36,000	Keihan Electric Railway Co. Ltd.	145,881
3,900	Keihin Corp.	89,205
14,000	Keihin Electric Express Railway Co. Ltd.	119,955
8,000	Keisei Electric Railway Co. Ltd.	54,193
4,000	Keiyo Bank Ltd. (The)	20,505
4,300	Keiyo Co. Ltd.	22,411
9,900	Kewpie Corp.	122,164
6,000	Kikkoman Corp.	65,031
300	Kintetsu World Express, Inc.	8,316
800	Kissei Pharmaceutical Co. Ltd.	16,043
8,400	Kitz Corp.	38,345
44,000	Kiyo Holdings, Inc.	60,686
400	Kobayashi Pharmaceutical Co. Ltd.	18,748
4,100	Kohnan Shoji Co. Ltd.	56,798
3,000	Koito Manufacturing Co. Ltd.	52,032
5,100	Kojima Co. Ltd.	30,875
13,500	Kokuyo Co. Ltd.	112,542
3,500	Komeri Co. Ltd.	81,295
5,100	Komori Corp.	57,082
5,700	Konami Corp.	114,167
600	Kose Corp.	15,298
4,300	K’s Holdings Corp.	120,083
87,000	Kumagai Gumi Co. Ltd.*	66,899
34,000	Kurabo Industries Ltd.	63,493
8,000	KUREHA Corp.	46,869
8,000	Kurimoto Ltd.*	12,596
3,900	Kurita Water Industries Ltd.	122,098
3,900	Kuroda Electric Co. Ltd.	53,504
1,200	Kyoei Steel Ltd.	17,210
1,000	KYORIN Holdings, Inc.	18,382
9,100	Kyowa Exeo Corp.	89,301
4,000	Kyudenko Corp.	27,731
800	Lintec Corp.	22,419
8,000	Lion Corp.	42,573
500	Mabuchi Motor Co. Ltd.	24,625
500	Macnica, Inc.	12,846
36,000	Maeda Corp.	119,516
3,000	Maeda Road Construction Co. Ltd.	25,998
6,000	Makino Milling Machine Co. Ltd.*	50,677
700	Mars Engineering Corp.	12,166
5,000	Marudai Food Co. Ltd.	16,416
2,000	Maruetsu, Inc. (The)	7,958
92,000	Maruha Nichiro Holdings, Inc.	160,577
4,600	Maruichi Steel Tube Ltd.	101,567
300	Matsuda Sangyo Co. Ltd.	5,071
4,700	Matsui Securities Co. Ltd.	31,265
800	Matsumotokiyoshi Holdings Co. Ltd.	17,351
1,000	Max Co. Ltd.	12,071
4,000	Meidensha Corp.	18,504
3,500	Meitec Corp.*	69,974
3,000	Mie Bank Ltd. (The)	8,568
4,800	Mikuni Coca-Cola Bottling Co. Ltd.	43,706
400	Mimasu Semiconductor Industry Co. Ltd.	4,770
6,000	Minato Bank Ltd. (The)	11,131
27,000	Minebea Co. Ltd.	160,490
800	Ministop Co. Ltd.	14,119
1,000	Miraca Holdings, Inc.	38,386
18,400	Misawa Homes Co. Ltd.*	85,566
600	MISUMI Group, Inc.	15,452
2,000	Mitsuba Corp.*	18,821
3,000	Mitsubishi Logistics Corp.	40,059
48,000	Mitsubishi Paper Mills Ltd.*	59,173
8,000	Mitsubishi Steel Manufacturing Co. Ltd.	25,485
2,310	Mitsubishi UFJ Lease & Finance Co. Ltd.	93,748
51,000	Mitsui Engineering & Shipbuilding Co. Ltd.	141,304
1,000	Mitsui Home Co. Ltd.	5,480
56,000	Mitsui Mining & Smelting Co. Ltd.	198,218
3,000	Mitsui-Soko Co. Ltd.	12,852
5,600	Mitsumi Electric Co. Ltd.	92,684
500	Miura Co. Ltd.	13,896
6,000	Mizuho Investors Securities Co. Ltd.*	6,225
6,000	Mizuho Securities Co. Ltd.	15,818
46,000	Mizuho Trust & Banking Co. Ltd.*	44,916
4,000	Mizuno Corp.	19,871
2,000	Mochida Pharmaceutical Co. Ltd.	22,556
48	Monex Group, Inc.	13,358
8,600	Mori Seiki Co. Ltd.	100,559
7,000	Morinaga & Co. Ltd.	16,575
35,000	Morinaga Milk Industry Co. Ltd.	149,945
800	Musashi Seimitsu Industry Co. Ltd.	20,046
800	Musashino Bank Ltd. (The)	24,206
1,000	Nabtesco Corp.	23,593
7,000	Nachi-Fujikoshi Corp.	31,954
4,000	Nagase & Co. Ltd.	51,703
44,000	Nakayama Steel Works Ltd.*	59,612
5,000	Nanto Bank Ltd. (The)	26,059
600	NEC Fielding Ltd.	7,287
800	NEC Networks & System Integration Corp.	10,887
43	NET One Systems Co. Ltd.	67,914
4,000	NGK Spark Plug Co. Ltd.	62,199
12,000	NHK Spring Co. Ltd.	135,921

	Japan (continued)
3,000	Nichias Corp.	$16,770
4,600	Nichicon Corp.	65,185
3,900	Nichii Gakkan Co.	33,607
35,000	Nichirei Corp.	159,771
1,000	Nidec Sankyo Corp.	8,007
3,300	Nifco, Inc.	88,371
700	Nihon Kohden Corp.	15,114
1,000	Nihon Parkerizing Co. Ltd.	14,049
9,000	Nihon Unisys Ltd.	68,106
3,000	Nippo Corp.	22,483
7,000	Nippon Chemi-Con Corp.*	36,311
22,000	Nippon Coke & Engineering Co. Ltd.	45,917
2,000	Nippon Denko Co. Ltd.	14,988
2,000	Nippon Densetsu Kogyo Co. Ltd.	19,089
4,000	Nippon Flour Mills Co. Ltd.	20,066
5,000	Nippon Kayaku Co. Ltd.	52,301
1,000	Nippon Konpo Unyu Soko Co. Ltd.	11,839
97,000	Nippon Light Metal Co. Ltd.*	204,822
8,000	Nippon Metal Industry Co. Ltd.*	10,155
6,000	Nippon Paint Co. Ltd.	46,576
3,000	Nippon Road Co. Ltd. (The)	7,470
1,000	Nippon Seiki Co. Ltd.	12,132
1,000	Nippon Shinyaku Co. Ltd.	14,085
11,000	Nippon Shokubai Co. Ltd.	122,177
4,000	Nippon Soda Co. Ltd.	19,041
36,300	Nippon Suisan Kaisha Ltd.	116,968
21,000	Nippon Yakin Kogyo Co. Ltd.*	61,516
3,400	Nipro Corp.	66,274
90,000	Nishimatsu Construction Co. Ltd.	118,637
500	Nishimatsuya Chain Co. Ltd.	4,492
48,000	Nishi-Nippon City Bank Ltd. (The)	149,396
12,000	Nishi-Nippon Railroad Co. Ltd.	49,945
5,200	Nissan Chemical Industries Ltd.	64,357
2,000	Nissan Shatai Co. Ltd.	17,405
8,800	Nissen Holdings Co. Ltd.	47,689
500	Nissha Printing Co. Ltd.	12,584
5,000	Nisshin Oillio Group Ltd. (The)	25,449
6,000	Nisshinbo Holdings, Inc.	66,569
4,500	Nissin Kogyo Co. Ltd.	81,234
200	Nitori Co. Ltd.	16,770
2,000	Nittetsu Mining Co. Ltd.	10,424
7,000	Nitto Boseki Co. Ltd.	17,857
5,000	NOF Corp.	26,120
4,800	Nomura Real Estate Holdings, Inc.	87,411
4,000	Noritake Co. Ltd.	15,135
4,100	Noritsu Koki Co. Ltd.*	25,522
4,300	Noritz Corp.	72,323
500	NS Solutions Corp.	10,790
85	NTT Urban Development Corp.	87,770
70	OBIC Co. Ltd.	13,465
33,000	Ogaki Kyoritsu Bank Ltd. (The)	109,960
5,000	Oita Bank Ltd. (The)	18,980
3,000	Okamura Corp.	18,198
3,000	Okasan Securities Group, Inc.	11,717
175,000	Oki Electric Industry Co. Ltd.*	149,519
500	Okinawa Electric Power Co., Inc. (The)	23,557
6,000	OKUMA Corp.*	50,165
11,000	Okumura Corp.	41,755
1,000	Okuwa Co. Ltd.	10,668
13,000	Onward Holdings Co. Ltd.	113,292
71,500	Orient Corp.*	84,652
500	Osaka Steel Co. Ltd.	8,208
200	Osaka Titanium Technologies Co.	11,656
4,600	OSG Corp.	68,217
400	Otsuka Corp.	25,388
7,000	Pacific Metals Co. Ltd.	59,978
2,000	PanaHome Corp.	12,913
4,900	Parco Co. Ltd.	46,709
4,000	Paris Miki Holdings, Inc.	40,718
4,400	Park24 Co. Ltd.	47,582
70,000	Penta-Ocean Construction Co. Ltd.	116,197
8	PGM Holdings K K	5,048
59,200	Pioneer Corp.*	255,790
500	Plenus Co. Ltd.	8,288
11,000	Press Kogyo Co. Ltd.*	54,778
44,000	Prima Meat Packers Ltd.	53,167
10,000	Rengo Co. Ltd.	67,009
4,000	Resorttrust, Inc.	67,423
400	Ricoh Leasing Co. Ltd.	11,351
3,000	Riken Corp.	13,878
700	Rinnai Corp.	44,343
1,000	Rohto Pharmaceutical Co. Ltd.	11,485
4,200	Roland Corp.	53,211
4,400	Round One Corp.	23,737
9,000	Ryobi Ltd.*	39,326
3,000	Ryoden Trading Co. Ltd.	21,018
1,200	Ryohin Keikaku Co. Ltd.	51,703
4,600	Ryosan Co. Ltd.	125,485
4,800	Ryoyo Electro Corp.	54,778
5,000	Saibu Gas Co. Ltd.	12,754
3,000	Sakai Chemical Industry Co. Ltd.	15,745
200	San-A Co. Ltd., Class A	7,958
2,000	San-Ai Oil Co. Ltd.	10,253
6,000	Sanden Corp.	28,781
800	Sangetsu Co. Ltd.	19,236
7,000	San-in Godo Bank Ltd. (The)	52,545
12,000	Sanken Electric Co. Ltd.	64,445
3,000	Sanki Engineering Co. Ltd.	20,505
47,000	Sankyo-Tateyama Holdings, Inc.*	64,824
10,000	Sankyu, Inc.	44,184
5,200	Sanshin Electronics Co. Ltd.	44,936
3,300	Santen Pharmaceutical Co. Ltd.	118,660
36,000	Sanwa Holdings Corp.	113,804
2,000	Sanyo Chemical Industries Ltd.	16,575
3,000	Sanyo Shokai Ltd.	11,168
9,000	Sanyo Special Steel Co. Ltd.	55,804
14,300	Sapporo Hokuyo Holdings, Inc.	69,467
11,000	Sapporo Holdings Ltd.	48,871
12,000	Seiko Holdings Corp.*	40,864
11,000	Seino Holdings Co. Ltd.	76,529
3,000	Senko Co. Ltd.	10,253
5,100	Senshukai Co. Ltd.	31,560
121,210	SFCG Co. Ltd.*	—
5,000	Shiga Bank Ltd. (The)	27,585
4,000	Shikoku Bank Ltd. (The)	12,938
700	Shima Seiki Manufacturing Ltd.	16,601
4,300	Shimachu Co. Ltd.	96,833
7,000	Shimadzu Corp.	55,450
400	Shimamura Co. Ltd.	35,884
3,300	Shimano, Inc.	165,141
4,300	Shin-Etsu Polymer Co. Ltd.	28,026
4,400	Shinko Electric Industries Co. Ltd.	49,677
4,400	Shinko Shoji Co. Ltd.	38,345
5,000	Shinmaywa Industries Ltd.	21,848

	Japan (continued)
3,000	Shinwa Kaiun Kaisha Ltd.	$7,067
1,000	Shizuoka Gas Co. Ltd.	6,091
12,900	Showa Corp.*	96,833
3,000	Showa Sangyo Co. Ltd.	8,898
2,000	Sinanen Co. Ltd.	9,349
4,600	Sintokogio Ltd.	46,264
43	SKY Perfect JSAT Holdings, Inc.	16,007
4,800	Sohgo Security Services Co. Ltd.	58,411
34	Sony Financial Holdings, Inc.	125,949
10,000	Sotetsu Holdings, Inc.	32,101
800	Square Enix Holdings Co. Ltd.	13,963
8,000	Stanley Electric Co. Ltd.	150,177
4,300	Star Micronics Co. Ltd.	46,501
300	Sugi Holdings Co. Ltd.	7,126
6,000	Sumikin Bussan Corp.	14,354
800	Sumisho Computer Systems Corp.	13,104
10,000	Sumitomo Bakelite Co. Ltd.	59,319
83,000	Sumitomo Light Metal Industries Ltd.*	105,358
52,000	Sumitomo Osaka Cement Co. Ltd.	114,879
440	Sumitomo Real Estate Sales Co. Ltd.	22,610
4,000	Sumitomo Warehouse Co. Ltd. (The)	21,238
300	Sundrug Co. Ltd.	8,737
7,000	Suruga Bank Ltd.	65,532
43,000	SWCC Showa Holdings Co. Ltd.*	48,810
100	Sysmex Corp.	6,542
4,400	Tachi-S Co. Ltd.	76,690
4,000	Tadano Ltd.	20,847
2,000	Taihei Kogyo Co. Ltd.	9,374
3,400	Taikisha Ltd.	58,223
15,000	Taiyo Nippon Sanso Corp.	127,792
4,000	Taiyo Yuden Co. Ltd.	60,686
300	Takamatsu Construction Group Co. Ltd.	4,010
4,000	Takara Holdings, Inc.	23,728
2,000	Takara Standard Co. Ltd.	12,743
2,000	Takasago International Corp.	13,011
8,600	Takasago Thermal Engineering Co. Ltd.	71,168
4,300	Takata Corp.	132,049
5	T-Gaia Corp.	8,947
5,600	THK Co. Ltd.	145,997
41,000	Toa Corp.	49,542
9,000	Toagosei Co. Ltd.	45,038
2,000	Tochigi Bank Ltd. (The)	9,764
37,000	Toda Corp.	142,255
3,000	Toei Co. Ltd.	15,233
6,000	Toho Bank Ltd. (The)	19,041
5,600	Toho Co. Ltd.	92,205
9,000	Toho Holdings Co. Ltd.	121,824
3,000	Toho Zinc Co. Ltd.	15,049
4,000	Tokai Carbon Co. Ltd.	23,483
4,200	Tokai Rika Co. Ltd.	84,226
4,000	Tokai Rubber Industries Ltd.	53,314
5,000	Tokai Tokyo Financial Holdings, Inc.	17,881
930	Token Corp.	37,118
12,000	Tokuyama Corp.	62,981
5,000	Tokyo Dome Corp.*	12,083
3,600	Tokyo Ohka Kogyo Co. Ltd.	79,356
3,300	Tokyo Seimitsu Co. Ltd.	53,087
13,300	Tokyo Steel Manufacturing Co. Ltd.	141,717
2,000	Tokyo Style Co. Ltd.	15,550
37,000	Tokyo Tatemono Co. Ltd.	170,255
4,200	Tokyo Tomin Bank Ltd. (The)	57,261
18,300	Tomony Holdings, Inc.*	75,273
4,500	Tomy Co. Ltd.	37,404
4,400	Topcon Corp.	23,576
4,100	Toppan Forms Co. Ltd.	40,635
800	Topre Corp.	6,269
44,000	Topy Industries Ltd.	124,057
2,000	Toshiba Machine Co. Ltd.	10,692
1,000	Toshiba Plant Systems & Services Corp.	14,659
6,000	Toshiba TEC Corp.	28,415
20,000	TOTO Ltd.	143,049
4,000	Toyo Engineering Corp.	15,135
5,000	Toyo Ink Manufacturing Co. Ltd.	25,998
1,000	Toyo Kohan Co. Ltd.	6,298
2,000	Toyo Suisan Kaisha Ltd.	42,744
42,000	Toyo Tire & Rubber Co. Ltd.	104,064
80,000	Toyobo Co. Ltd.	147,443
4,500	transcosmos, Inc.	44,379
3,700	Trend Micro, Inc.	111,817
700	Trusco Nakayama Corp.	11,278
4,200	TS Tech Co. Ltd.	84,995
5,000	Tsubakimoto Chain Co.	28,317
500	Tsumura & Co.	15,757
200	Tsuruha Holdings, Inc.	9,642
6	TV Asahi Corp.	9,967
300	TV Tokyo Holdings Corp.*	4,248
3,400	Ulvac, Inc.	87,397
3,300	Unicharm Corp.	127,279
4,500	Unihair Co. Ltd.*	45,533
800	Unipres Corp.	16,189
51,000	Unitika Ltd.*	47,309
4,700	Ushio, Inc.	95,400
980	USS Co. Ltd.	78,706
4,800	Valor Co. Ltd.	42,710
4,000	Wacoal Holdings Corp.	53,656
600	Xebio Co. Ltd.	13,739
4,800	Yakult Honsha Co. Ltd.	135,687
3,000	Yamagata Bank Ltd. (The)	14,061
7,000	Yamaguchi Financial Group, Inc.	70,402
5,000	Yamanashi Chuo Bank Ltd. (The)	25,265
4,200	Yamatake Corp.	97,708
3,300	Yamato Kogyo Co. Ltd.	99,407
9,400	Yamazen Corp.	50,138
200	Yaoko Co. Ltd.	6,037
7,000	Yaskawa Electric Corp.	75,784
9,000	Yodogawa Steel Works Ltd.	39,876
14,500	Yokogawa Electric Corp.	116,630
4,700	Yokohama Reito Co. Ltd.	32,870
37,000	Yokohama Rubber Co. Ltd. (The)	189,223
1,500	Yonekyu Corp.	12,303
39	Yoshinoya Holdings Co. Ltd.	51,077
49,000	Yuasa Trading Co. Ltd.*	59,209
400	Yusen Air & Sea Service Co. Ltd.	5,580
4,500	Zensho Co. Ltd.	46,412
15,000	Zeon Corp.	137,679
		27,417,466
	Jersey Island - 0.6%
24,212	Atrium European Real Estate Ltd.	147,285
22,139	Beazley PLC	42,163
11,480	Charter International PLC	148,484
36,097	Informa PLC	249,140
1,015	Randgold Resources Ltd.	76,899
46,031	Regus PLC	74,246
		738,217

	Liechtenstein - 0.1%
631	Liechtensteinische Landesbank AG	$50,365
449	Verwaltungs- und Privat-Bank AG	53,517
		103,882
	Luxembourg - 0.1%
29,931	Colt Group SA*	69,516
6,952	GAGFAH SA	70,054
		139,570
	Malaysia - 0.0%
3,500	Parkson Retail Group Ltd.	5,962

	Netherlands - 2.9%
7,407	Aalberts Industries NV	146,740
3,061	AMG Advanced Metallurgical Group NV*	46,604
2,372	Arcadis NV	55,479
2,885	ASM International NV*	104,717
14,133	Brit Insurance Holdings NV*	236,789
6,682	CSM NV	219,590
5,313	Draka Holding NV*	132,207
2,985	Eurocommercial Properties NV REIT	136,258
3,168	Fugro NV CVA	255,648
3,230	Gemalto NV	163,560
7,410	Heijmans NV CVA*	164,628
5,756	Imtech NV	211,609
3,877	Koninklijke Boskalis Westminster NV	186,782
2,330	Koninklijke Ten Cate NV	83,055
1,699	Koninklijke Vopak NV	82,260
29,664	Koninklijke Wessanen NV*	112,247
6,622	Mediq NV	121,565
3,122	Nieuwe Steen Investments Funds NV REIT	62,920
6,074	QIAGEN NV*	112,087
1,773	Sligro Food Group NV	59,190
2,564	TKH Group NV	62,747
4,428	TomTom NV*	43,789
10,474	USG People NV*	221,142
2,884	Vastned Offices/Industrial NV REIT	50,611
1,920	Vastned Retail NV REIT	137,433
5,406	Wavin NV*	75,228
1,776	Wereldhave NV REIT	173,632
		3,458,517
	New Zealand - 0.6%
31,596	Air New Zealand Ltd.	34,191
57,542	Auckland International Airport Ltd.	99,629
23,208	Contact Energy Ltd.*	110,323
135,878	Fisher & Paykel Appliances Holdings Ltd.*	58,815
20,808	Fisher & Paykel Healthcare Corp. Ltd.	51,146
69,779	Kiwi Income Property Trust REIT	54,475
19,596	Nuplex Industries Ltd.	54,680
44,838	Sky City Entertainment Group Ltd.	113,676
9,655	Sky Network Television Ltd.	39,926
15,775	Warehouse Group Ltd. (The)	44,505
		661,366
	Norway - 1.8%
6,576	Atea ASA	64,895
4,799	Cermaq ASA*	72,285
19,598	EDB Business Partner ASA*	50,896
1,361	Fred. Olsen Energy ASA	59,002
822	Leroy Seafood Group ASA	26,186
117,693	Marine Harvest ASA	132,446
123,947	Norske Skogindustrier ASA*	459,225
13,743	Petroleum Geo-Services ASA*	203,434
18,635	Prosafe SE	138,764
39,809	Renewable Energy Corp. ASA*	127,575
3,653	Schibsted ASA	109,604
9,447	Sparebanken 1 SMN	89,548
9,596	Sparebanken 1 SR Bank	93,867
3,916	Stolt-Nielsen Ltd.	89,833
9,903	Subsea 7 SA	240,890
3,118	TGS Nopec Geophysical Co. ASA	73,470
10,421	Veidekke ASA	92,917
		2,124,837
	Portugal - 0.4%
21,931	Banif SGPS SA	27,963
10,512	Mota-Engil SGPS SA	28,637
18,544	Portucel Empresa Produtora de Pasta e Papel SA	63,026
14,905	Redes Energeticas Nacionais SA	52,109
5,523	Semapa-Sociedade de Investimento e Gestao SGPS SA	67,534
19,480	Sonae Industria SGPS SA*	48,206
15,371	Sonaecom SGPS SA*	28,323
16,968	Teixeira Duarte SA	16,982
23,933	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	118,451
		451,231
	Singapore - 2.0%
49,000	Allgreen Properties Ltd.	41,727
86,000	Ascendas REIT	140,422
134,000	CapitaCommercial Trust REIT	149,703
97,000	CapitaMall Trust REIT	143,984
146,000	ComfortDelGro Corp. Ltd.	180,218
48,000	Cosco Corp. Singapore Ltd.	81,750
89,000	Fortune REIT	46,693
4,000	Guocoland Ltd.	8,188
3,000	Haw Par Corp. Ltd.	14,461
3,000	Hong Leong Asia Ltd.	6,516
5,000	Hotel Properties Ltd.	10,391
5,000	Indofood Agri Resources Ltd.*	9,727
49,000	Jaya Holdings Ltd.*	26,223
36,000	Keppel Land Ltd.	126,000
7,000	K-REIT Asia REIT	7,602
41,000	M1 Ltd.	78,477
88,000	Mapletree Logistics Trust REIT	64,281
49,300	Olam International Ltd.	117,088
131,000	People’s Food Holdings Ltd.	84,945
12,000	SembCorp Marine Ltd.	50,531
4,000	SIA Engineering Co.	13,156
44,000	Singapore Airport Terminal Services Ltd.	95,563
10,000	Singapore Exchange Ltd.	66,094
2,000	Singapore Land Ltd.	11,875
89,000	Singapore Post Ltd.	82,047
41,000	SMRT Corp. Ltd.	65,344
7,000	STATS ChipPAC Ltd.*	4,676
131,000	Suntec REIT	158,632
40,000	UOL Group Ltd.	148,124
27,000	Venture Corp. Ltd.	204,398
6,000	Wheelock Properties Singapore Ltd.	8,906
45,000	Wing Tai Holdings Ltd.	57,656
		2,305,398
	South Korea - 7.5%
80	Amorepacific Corp.	77,553
18,200	Asiana Airlines*	183,412
14,090	Busan Bank	169,638

	South Korea (continued)
2,683	Cheil Industries, Inc.	$287,131
3,475	Cheil Worldwide, Inc.	44,007
297	Cj Cheiljedang Corp.	50,988
10,640	Daegu Bank Ltd.	147,079
8,960	Daekyo Co. Ltd.	48,584
5,240	Daesang Corp.*	34,441
2,260	Daewoo International Corp.	76,489
19,640	Daewoo Motor Sales*	43,088
6,810	Daewoo Securities Co. Ltd.	159,121
5,020	Daishin Securities Co. Ltd.	71,631
2,380	Daishin Securities Co. Ltd. (Preference)	22,393
6,830	Dongbu Corp.*	54,455
9,030	Dongbu Hitek Co. Ltd.*	89,390
6,080	Dongbu Insurance Co. Ltd.	246,171
8,970	Dongbu Steel Co. Ltd.*	78,636
9,350	Doosan Engineering & Construction Co. Ltd.	50,865
5,380	Doosan Infracore Co. Ltd.*	143,460
1,016	E1 Corp.	46,845
233	Glovis Co. Ltd.*	32,416
3,130	Halla Climate Control Corp.*	49,408
882	Hanil Cement Co. Ltd.	44,364
3,209	Hanjin Heavy Industries & Construction Co. Ltd.*	109,895
11,960	Hanjin Heavy Industries & Construction Holdings Co. Ltd.	157,860
19,110	Hanjin Shipping Holdings Co. Ltd.	280,353
6,380	Hankook Tire Co. Ltd.	157,324
6,610	Hansol Paper Co.	56,474
1,790	Hite Holdings Co. Ltd.	27,457
1,501	Hyundai Department Store Co. Ltd.	175,360
5,990	Hyundai Development Co.*	199,525
2,250	Hyundai Hysco	52,573
6,470	Hyundai Marine & Fire Insurance Co. Ltd.	169,064
1,188	Hyundai Mipo Dockyard	217,724
11,030	Hyundai Securities Co.	139,191
9,100	Kangwon Land, Inc.	210,599
4,860	Keangnam Enterprises Ltd.*	45,943
1,850	Kolon Corp.	50,321
6,790	Kolon Engineering & Construction Co. Ltd.*	29,369
3,810	Korea Investment Holdings Co. Ltd.	171,251
2,497	Korea Line Corp.*	50,506
216	Korea Plant Service & Engineering Co. Ltd.	9,921
727	Korea Zinc Co. Ltd.	192,561
8,169	Korean Reinsurance Co.	88,881
3,290	KP Chemical Corp.	83,915
2,290	Kyeryong Construction Industrial Co. Ltd.	36,352
179	LG Household & Health Care Ltd.	64,972
304	LG Innotek Co. Ltd.	38,092
4,960	LIG Insurance Co. Ltd.	118,548
121	Lotte Chilsung Beverage Co. Ltd.	95,609
54	Lotte Confectionery Co. Ltd.	68,289
392	LS Industrial Systems Co. Ltd.	26,709
7,710	Meritz Fire & Marine Insurance Co. Ltd.	71,510
677	Mirae Asset Securities Co. Ltd.	30,249
520	NHN Corp.*	92,749
357	Nong Shim Co. Ltd.	65,109
770	OCI Co. Ltd.	260,260
220	Orion Corp./Republic of South Korea	82,208
491	Ottogi Corp.	56,487
901	Pacific Corp.	151,064
3,030	S&T Dynamics Co. Ltd.	55,260
1,309	S1 Corp./Korea	62,922
573	Samchully Co. Ltd.	54,423
1,373	Samsung Electro-Mechanics Co. Ltd.	159,181
739	Samsung Engineering Co. Ltd.	129,834
977	Samsung Fine Chemicals Co. Ltd.	71,186
3,122	Samsung Securities Co. Ltd.	245,850
1,577	Samsung Techwin Co. Ltd.	131,780
1,437	Samyang Corp.	82,019
5,160	Seah Besteel Corp.	199,029
478	Sindoh Co. Ltd.	22,892
2,927	SK Chemicals Co. Ltd.	155,839
1,740	SK Gas Co. Ltd.	61,605
1,820	SKC Co. Ltd.	71,498
9,580	Ssangyong Cement Industrial Co. Ltd.*	60,147
9,320	Ssangyong Motor Co.*	88,936
2,320	STX Engine Co. Ltd.*	72,209
3,110	STX Pan Ocean Co. Ltd.	30,093
93	Taekwang Industrial Co. Ltd.	114,705
9,060	Taeyoung Engineering & Construction	41,288
19,200	Taihan Electric Wire Co. Ltd.*	122,943
32,480	Tong Yang Major Corp.*	72,271
10,730	Tong Yang Securities, Inc.	86,028
2,700	Woongjin Coway Co. Ltd.	84,036
2,210	Woongjin Holdings Co. Ltd.*	20,793
10,140	Woori Investment & Securities Co. Ltd.	194,878
59	Young Poong Corp.	43,041
326	Yuhan Corp.	43,755
		8,764,280
	Spain - 1.6%
2,560	Abengoa SA	71,406
1,866	Almirall SA	21,643
7,548	Antena 3 de Television SA	78,647
12,564	Banco de Valencia SA	60,977
9,371	Banco Pastor SA	54,153
4,114	Bolsas y Mercados Espanoles	116,274
4,018	Campofrio Food Group SA	44,565
1,457	Codere SA*	18,178
97	Construcciones y Auxiliar de Ferrocarriles SA	52,709
1,503	Corporacion Financiera Alba SA	85,454
7,360	Ebro Foods SA	153,680
10,023	Ferrovial SA	118,988
3,713	Grifols SA	56,657
3,897	Grupo Catalana Occidente SA	80,462
15,325	Grupo Empresarial Ence SA*	50,951
8,645	Indra Sistemas SA	162,969
25,351	NH Hoteles SA*	150,147
5,289	Obrascon Huarte Lain SA	170,114
995	Pescanova SA	34,336
1,244	Prosegur Cia de Seguridad SA	72,485
6,862	Sol Melia SA	72,487
47,344	SOS Corp. Alimentaria SA*	43,813
730	Tecnicas Reunidas SA	45,097
13,128	Tubos Reunidos SA*	33,297
		1,849,489
	Sweden - 3.2%
1,452	AarhusKarlshamn AB	38,952
2,460	Axfood AB	89,329
8,144	Billerud AB	80,740
1,462	Cardo AB	95,265
10,980	Castellum AB	153,594
1,963	CDON Group AB*	9,769
1,049	Clas Ohlson AB, Class B	17,537

	Sweden (continued)
20,929	Eniro AB*	$94,714
16,456	Fabege AB	180,421
8,187	Getinge AB, Class B	199,383
2,918	Hakon Invest AB	50,144
10,836	Hexagon AB, Class B	233,732
2,163	Hoganas AB, Class B	85,104
7,687	Hufvudstaden AB, Class A	86,550
7,090	Husqvarna AB, Class A	59,320
20,665	Husqvarna AB, Class B	172,416
2,143	Intrum Justitia AB	33,993
4,206	JM AB	97,624
10,292	Kinnevik Investment AB, Class B	229,840
17,491	Kungsleden AB	167,968
6,868	Lindab International AB*	97,409
11,934	Lundin Petroleum AB*	149,216
9,885	Meda AB, Class A	81,859
1,963	Modern Times Group AB, Class B	136,611
22,081	Niscayah Group AB	44,298
9,517	Nobia AB*	85,102
2,464	Oresund Investment AB	44,833
61,256	PA Resources AB*	48,042
19,620	Peab AB	166,291
4,928	Saab AB, Class B	93,881
6,667	Swedish Match AB	192,537
27,606	Trelleborg AB, Class B	320,912
2,382	Wallenstam AB, Class B	63,900
2,277	Wihlborgs Fastigheter AB	65,333
		3,766,619
	Switzerland - 4.2%
1,185	Actelion Ltd.*	64,379
2,826	AFG Arbonia-Forster Holding AG*	100,751
279	Allreal Holding AG	40,826
4,064	Aryzta AG	179,705
2,048	Bank Sarasin & Cie AG, Class B	94,591
142	Banque Cantonale Vaudoise	79,792
95	Barry Callebaut AG*	76,382
1,132	Basler Kantonalbank	173,719
732	Bb Biotech AG	49,273
1,415	Bobst Group AG*	65,054
812	Bucher Industries AG	158,140
1,198	Charles Voegele Holding AG*	69,038
177	Compagnie Financiere Tradition SA	22,642
641	Daetwyler Holding AG	56,893
861	Dufry Group*	103,633
2,367	EFG International AG	32,873
234	Emmi AG	51,549
872	Ems-Chemie Holding AG	147,088
143	Flughafen Zuerich AG	60,227
229	Forbo Holding AG	150,124
179	Galenica AG	98,677
456	Georg Fischer AG*	247,011
223	Kaba Holding AG, Class B	90,183
1,691	Kudelski SA	38,242
273	Kuoni Reisen Holding AG, Class B	125,583
2	Lindt & Spruengli AG	58,650
11	Lindt & Spruengli AG, PC	28,786
7,825	Logitech International SA*	147,315
2,368	Lonza Group AG	187,368
4,756	Nobel Biocare Holding AG	98,142
59,086	OC Oerlikon Corp. AG*	360,937
2,014	Panalpina Welttransport Holding AG*	258,059
185	Partners Group Holding AG	32,230
1,871	PSP Swiss Property AG*	146,849
500	Rieter Holding AG*	189,964
14,755	Schmolz + Bickenbach AG*	137,398
51	Sika AG	112,405
907	Sonova Holding AG	114,382
91	St. Galler Kantonalbank AG	46,897
137	Straumann Holding AG	33,694
1,699	Sulzer AG	236,140
863	Swiss Prime Site AG*	62,958
414	Valiant Holding	61,154
327	Valora Holding AG	111,709
2,231	Vontobel Holding AG	86,543
		4,887,955
	Taiwan - 0.0%
40,000	Uni-President China Holdings Ltd.	22,576

	United Kingdom - 13.4%
65,708	Aberdeen Asset Management PLC	234,176
6,539	Admiral Group PLC	172,085
91,504	Aegis Group PLC	204,461
8,279	Aggreko PLC	190,293
26,793	ARM Holdings PLC	221,445
11,093	Ashmore Group PLC	62,011
104,647	Ashtead Group PLC	278,246
4,433	Autonomy Corp. PLC*	106,224
11,601	Babcock International Group PLC	107,218
55,819	BBA Aviation PLC	199,380
16,896	Bellway PLC	165,762
26,382	Berendsen PLC	177,946
9,518	Berkeley Group Holdings PLC (The)*	134,846
42,466	Bodycote PLC	195,081
19,326	Bovis Homes Group PLC*	135,430
15,952	Britvic PLC	114,622
14,987	Burberry Group PLC	257,818
17,355	Cairn Energy PLC*	115,169
46,218	Carillion PLC	284,495
3,379	Carpetright PLC	39,483
226,528	Cattles PLC*	—
73,625	Chaucer Holdings PLC	60,144
963	Chemring Group PLC	51,874
7,788	Chesnara PLC	31,747
16,636	Close Brothers Group PLC	225,698
25,111	Cobham PLC	84,465
21,474	Computacenter PLC	150,758
23,078	Cookson Group PLC*	245,634
5,495	Croda International PLC	131,144
8,807	CSR PLC*	54,409
18,926	Daily Mail & General Trust PLC, Class A	169,762
23,442	Dairy Crest Group PLC	145,688
13,980	De La Rue PLC	149,358
171,166	Debenhams PLC*	180,127
4,489	Derwent London PLC REIT	112,887
86,914	DS Smith PLC	281,074
54,337	Electrocomponents PLC	227,334
4,614	Enquest PLC*	10,450
2,051	Euromoney Institutional Investor PLC	22,766
131,076	F&C Asset Management PLC	180,978
14,222	Fenner PLC	78,022
3,255	Ferrexpo PLC	22,044
19,599	Filtrona PLC	88,339
3,489	Forth Ports PLC	76,283
1,918	Fresnillo PLC	39,815

	United Kingdom (continued)
16,029	Galliford Try PLC	$80,233
62,879	Game Group PLC	67,480
88,000	Genting Singapore PLC*	138,875
6,413	Go-Ahead Group PLC	127,887
14,571	Great Portland Estates PLC REIT	84,067
23,442	Greene King PLC	177,303
8,944	Greggs PLC	66,759
14,297	Halfords Group PLC	92,952
20,189	Halma PLC	109,269
2,666	Hargreaves Lansdown PLC	22,846
13,697	Headlam Group PLC	74,155
70,374	Henderson Group PLC	172,013
27,052	Hiscox Ltd.	163,010
123,441	HMV Group PLC	46,465
11,708	Homeserve PLC	82,139
49,553	Howden Joinery Group PLC*	93,024
10,069	Hunting PLC	125,799
12,900	IG Group Holdings PLC	93,395
21,697	IMI PLC	302,700
11,527	Inmarsat PLC	125,643
36,415	Intermediate Capital Group PLC	198,198
32,217	Interserve PLC	139,975
4,748	Intertek Group PLC	132,101
33,080	Invensys PLC	178,139
10,295	Jardine Lloyd Thompson Group PLC	104,712
11,295	JD Wetherspoon PLC	80,291
223,705	JJB Sports PLC*	16,124
20,439	John Wood Group PLC	179,078
280,757	Johnston Press PLC*	47,219
7,435	Keller Group PLC	79,314
6,773	Kier Group PLC	135,717
57,452	Laird PLC	148,986
43,649	Marshalls PLC	79,703
116,454	Marston’s PLC	190,634
13,805	Mcbride PLC	34,296
42,314	Meggitt PLC	240,606
29,602	Melrose PLC	149,357
14,088	Michael Page International PLC	121,064
14,355	Millennium & Copthorne Hotels PLC	133,130
26,415	Misys PLC*	143,559
25,364	Mitie Group PLC	88,688
25,129	Morgan Crucible Co. PLC	109,401
8,349	Morgan Sindall Group PLC	90,870
4,798	Mothercare PLC	41,346
17,279	N Brown Group PLC	78,380
103,875	Northern Foods PLC	123,954
19,658	Northumbrian Water Group PLC	93,045
40,541	Paragon Group of Cos. PLC	124,159
4,897	Petrofac Ltd.	122,833
4,292	Petropavlovsk PLC	70,328
30,976	Premier Farnell PLC	143,886
368,278	Premier Foods PLC*	125,647
3,886	Premier Oil PLC*	126,106
6,526	Provident Financial PLC	98,572
9,142	PZ Cussons PLC	53,023
66,624	Qinetiq Group PLC*	141,504
118,084	Rank Group PLC	238,318
38,348	Redrow PLC*	72,910
16,000	Restaurant Group PLC	72,912
3,294	Robert Wiseman Dairies PLC	17,952
2,651	Rotork PLC	69,638
12,122	Savills PLC	68,094
20,351	Serco Group PLC	179,611
10,378	Shaftesbury PLC REIT	72,892
36,251	Shanks Group PLC	67,588
6,682	Shire PLC	176,277
92,241	SIG PLC*	215,415
29,058	Smiths News PLC	46,078
7,727	Spectris PLC	167,086
111,870	Speedy Hire PLC	51,517
3,616	Spirax-Sarco Engineering PLC	104,950
20,881	Sports Direct International PLC*	55,186
8,324	St. James’s Place PLC	40,399
11,459	St. Modwen Properties PLC	30,560
57,316	Stagecoach Group PLC	192,700
82,215	Trinity Mirror PLC*	109,959
18,451	Tullett Prebon PLC	114,669
9,598	Tullow Oil PLC	204,161
2,425	Ultra Electronics Holdings PLC	69,334
10,361	Weir Group PLC (The)	262,876
12,034	WH Smith PLC	89,245
33,697	Wincanton PLC	80,556
9,414	WS Atkins PLC	103,667
33,222	Yule Catto & Co. PLC	116,697
		15,718,197
	Total Common Stocks and Other Equity Interests (Cost $105,703,025)	116,809,262

	Preferred Stocks - 0.5%
	Germany - 0.5%
1,271	Draegerwerk AG & Co. KGAA	100,318
370	Fuchs Petrolub AG	50,803
2,195	Hugo Boss AG	154,861
5,951	Jungheinrich AG	224,204
2,093	Sixt AG	68,682
		598,868
	Hong Kong - 0.0%
5,495	Fubon Bank Hong Kong Ltd.*	705

	Total Preferred Stocks (Cost $452,761)	599,573

	Rights - 0.0%
	Austria - 0.0%
24,553	Immofinanz AG, expiring 12/31/49*	—

	South Korea - 0.0%
42,873	Tong Yang Major Corp., expiring 03/09/11*	—

	Total Rights (Cost $0)	—

	Money Market Fund - 0.2%
182,364	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $182,364)	182,364

	Total Investments (Cost $106,338,150)(a)-100.1%	117,591,199
	Liabilities in excess of other assets-(0.1%)	(142,015)
	Net Assets-100.0%	$117,449,184

Investment Abbreviations:

PC	- Certificate of Participation
CVA	- Dutch Certificate
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $107,496,860. The net unrealized appreciation was $10,094,339 which consisted of aggregate gross unrealized appreciation of $13,365,798 and aggregate gross unrealized depreciation of $3,271,459.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares FTSE RAFI Emerging Markets Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.2%
	Brazil - 13.7%
444,949	Banco Bradesco SA	$8,189,816
84,858	Banco do Brasil SA	1,509,173
311,484	Banco Santander Brasil SA	3,598,163
121,785	BM&FBOVESPA SA	847,877
25,691	Bradespar SA	701,941
131,789	Brasil Telecom SA	1,019,911
92,209	Braskem SA, Class A*	1,155,540
112,210	Centrais Eletricas Brasileiras SA	1,502,079
21,748	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class A	815,932
8,235	Cia de Bebidas das Americas	186,860
50,300	Cia de Bebidas das Americas (Preference)	1,346,363
16,164	Cia de Saneamento Basico do Estado de Sao Paulo	394,114
27,052	Cia Energetica de Minas Gerais	345,475
147,921	Cia Energetica de Minas Gerais (Preference)	2,422,109
37,621	Cia Energetica de Sao Paulo, Class B	640,075
42,908	Cia Paranaense de Energia	1,089,784
75,282	Cia Siderurgica Nacional SA	1,246,190
4,828	CPFL Energia SA	118,410
7,547	EDP - Energias do Brasil SA	168,904
37,599	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	730,252
160,267	Empresa Brasileira de Aeronautica SA	1,294,893
9,055	Fibria Celulose SA*	139,233
14,113	Gerdau SA	137,474
86,817	Gerdau SA (Preference)	1,107,684
450,028	Itau Unibanco Holding SA	9,571,516
132,627	Itausa - Investimentos Itau SA	934,456
28,382	JBS SA	106,855
12,604	Light SA	196,967
146,670	Metalurgica Gerdau SA	2,234,212
310,462	Petroleo Brasileiro SA	5,575,273
447,747	Petroleo Brasileiro SA (Preference), Class Preference	7,248,613
6,975	Souza Cruz SA	331,879
27,775	Tele Norte Leste Participacoes SA	603,851
90,700	Tele Norte Leste Participacoes SA (Preference)	1,440,706
3,343	Telecomunicacoes de Sao Paulo SA	80,830
16,435	Telemar Norte Leste SA, Class A	494,617
28,683	Tim Participacoes SA*	128,387
68,623	Tim Participacoes SA (Preference)	252,618
37,754	Tractebel Energia SA	582,098
13,324	Ultrapar Participacoes SA	837,652
28,284	Usinas Siderurgicas de Minas Gerais SA	422,396
73,532	Usinas Siderurgicas de Minas Gerais SA, Class A	853,812
107,423	Vale SA	3,664,329
136,527	Vale SA, Class A	4,160,225
16,452	Vivo Participacoes SA	550,579
		70,980,123
	Chile - 0.8%
2,782,743	Banco de Chile	392,519
3,522,538	Banco Santander Chile	286,174
83,213	Centros Comerciales Sudamericanos SA	560,771
350,307	Empresa Nacional de Electricidad SA	602,688
13,882	Empresa Nacional de Telecomunicaciones SA	235,437
36,322	Empresas Copec SA	622,350
2,504,889	Enersis SA	1,036,822
56,742	S.A.C.I. Falabella	564,662
		4,301,423
	China - 30.1%
658,000	Air China Ltd., H-Shares*	677,772
2,140,000	Aluminum Corp. of China Ltd., H-Shares*	2,091,755
940,000	Angang Steel Co. Ltd., H-Shares	1,384,241
198,000	Anhui Conch Cement Co. Ltd., H-Shares	914,344
25,015,000	Bank of China Ltd., H-Shares	12,995,639
1,380,000	Bank of Communications Co. Ltd., H-Shares	1,315,255
2,438,000	China CITIC Bank Corp. Ltd., H-Shares	1,588,691
905,000	China Coal Energy Co., H-Shares	1,321,092
528,000	China Communications Construction Co. Ltd., H-Shares	426,694
6,906,000	China Construction Bank Corp., H-Shares	6,068,191
1,577,000	China COSCO Holdings Co. Ltd., H-Shares*	1,701,256
1,172,000	China Life Insurance Co. Ltd., H-Shares	4,555,251
966,200	China Merchants Bank Co. Ltd., H-Shares	2,275,526
1,650,600	China Minsheng Banking Corp. Ltd., H-Shares	1,399,540
374,000	China Oilfield Services Ltd., H-Shares	723,461
146,600	China Pacific Insurance (Group) Co. Ltd., H-Shares	580,138
20,736,000	China Petroleum & Chemical Corp. (Sinopec), H-Shares	22,848,634
1,280,000	China Railway Construction Corp. Ltd., H-Shares	1,572,960
3,116,000	China Railway Group Ltd., H-Shares	2,258,333
1,439,500	China Shenhua Energy Co. Ltd., H-Shares	5,844,232
2,244,000	China Shipping Container Lines Co. Ltd., H-Shares*	1,036,257
438,000	China Shipping Development Co. Ltd., H-Shares	532,067
1,660,000	China Southern Airlines Co. Ltd., H-Shares*	847,487
3,440,000	China Telecom Corp. Ltd., H-Shares	2,047,475
715,000	CSR Corp. Ltd., H-Shares	1,027,226
2,598,000	Datang International Power Generation Co. Ltd., H-Shares	906,463
204,000	Dongfeng Motor Group Co. Ltd., H-Shares	360,073
111,200	Guangzhou R&F Properties Co. Ltd., H-Shares	163,468
2,156,000	Huadian Power International Co., H-Shares	448,029
2,942,000	Huaneng Power International, Inc., H-Shares	1,634,078
21,235,000	Industrial & Commercial Bank of China Ltd., H-Shares	15,798,737
540,000	Jiangsu Expressway Co. Ltd., H-Shares	580,470
356,000	Jiangxi Copper Co. Ltd., H-Shares	1,137,081

See Notes to Financial Statements.

	China (continued)
1,590,000	Maanshan Iron & Steel Co. Ltd., H-Shares	$887,214
1,483,000	Metallurgical Corp. of China Ltd., H- Shares*	654,398
34,624,000	PetroChina Co. Ltd., H-Shares	48,055,887
314,000	PICC Property & Casualty Co. Ltd., H-Shares*	392,714
229,500	Ping An Insurance (Group) Co. of China Ltd., H-Shares	2,274,172
1,632,000	Shanghai Electric Group Co. Ltd., H-Shares	981,827
1,812,000	Sinopec Shanghai Petrochemical Co. Ltd., H-Shares	1,101,739
446,000	Yanzhou Coal Mining Co. Ltd., H-Shares	1,290,100
210,000	Zhejiang Expressway Co. Ltd. H-Shares	195,299
666,000	Zijin Mining Group Co. Ltd., H-Shares	526,256
118,900	ZTE Corp. H-Shares	468,996
		155,890,518
	Czech Republic - 0.5%
24,760	CEZ AS	1,166,300
1,419	Komercni Banka AS	338,698
29,706	Telefonica O2 Czech Republic AS	678,641
25,299	Unipetrol AS*	262,958
		2,446,597
	Hong Kong - 2.8%
38,500	Beijing Enterprises Holdings Ltd.	225,693
168,000	China Foods Ltd.	103,225
70,000	China Merchants Holdings International Co. Ltd.	304,397
595,000	China Mobile Ltd.	5,846,391
178,000	China Overseas Land & Investment Ltd.	336,101
138,000	China Resources Enterprise Ltd.	540,795
104,000	China Resources Power Holdings Co. Ltd.	181,966
1,468,000	China Unicom (Hong Kong) Ltd.	2,425,403
197,000	Citic Pacific Ltd.	529,410
1,641,000	CNOOC Ltd.	3,620,588
42,000	Shanghai Industrial Holdings Ltd.	168,900
		14,282,869
	Hungary - 0.7%
123,231	Magyar Telekom Telecommunications PLC	334,732
15,874	MOL Hungarian Oil and Gas PLC*	1,781,325
50,808	OTP Bank PLC*	1,419,635
		3,535,692
	India - 4.7%
14,285	HDFC Bank Ltd. ADR	2,062,897
161,248	ICICI Bank Ltd. ADR	6,988,488
129,506	Infosys Technologies Ltd. ADR	8,768,851
183,423	Sterlite Industries (India) Ltd. ADR	2,650,463
118,554	Tata Motors Ltd. ADR	2,876,120
81,529	Wipro Ltd. ADR	1,074,552
		24,421,371
	Indonesia - 1.0%
235,039	Astra International Tbk PT	1,270,271
828,000	Bank Central Asia Tbk PT	517,043
190,000	Bank Danamon Indonesia Tbk PT	124,945
419,000	Bank Mandiri Tbk PT	275,536
854,000	Bank Negara Indonesia (Persero) Tbk PT	304,393
1,272,000	Bank Rakyat Indonesia (Persero) Tbk PT	681,830
2,101,000	Bumi Resources Tbk PT	632,761
45,500	Gudang Garam Tbk PT	187,320
407,000	Indosat Tbk PT	219,289
1,234,000	Telekomunikasi Indonesia Tbk PT	1,029,697
75,500	Unilever Indonesia Tbk PT	125,583
		5,368,668
	Malaysia - 2.6%
443,700	Axiata Group Bhd*	695,659
21,000	British American Tobacco Malaysia Bhd	323,626
640,600	CIMB Group Holdings Bhd	1,753,463
45,000	DiGi.Com Bhd	376,286
325,800	Genting Bhd	1,134,420
314,300	Genting Malaysia Bhd	341,865
352,100	IOI Corp. Bhd	660,152
855,200	Malayan Banking Bhd	2,430,260
70,300	Petronas Gas Bhd	256,722
210,400	PLUS Expressways Bhd	300,326
55,200	PPB Group Bhd	307,959
468,000	Public Bank Bhd	2,048,408
460,200	Sime Darby Bhd	1,381,427
459,500	Telekom Malaysia Bhd	556,833
282,700	Tenaga Nasional Bhd	567,893
415,200	YTL Power International Bhd	318,706
		13,454,005
	Mexico - 6.5%
55,300	Alfa SAB de CV, Class A	600,840
3,933,200	America Movil SAB de CV, Series L	11,188,930
4,410,702	Cemex SAB de CV, Series CPO*	4,152,213
144,900	Coca-Cola Femsa SAB de CV, Series L	1,146,662
393,000	Fomento Economico Mexicano SAB de CV	2,078,608
31,800	Grupo Bimbo SAB de CV, Series A	269,401
100,800	Grupo Carso SAB de CV, Series A1	287,910
2,740	Grupo Elektra SA de CV	114,049
189,100	Grupo Financiero Banorte SAB de CV, Class O	839,560
48,400	Grupo Financiero Inbursa SA, Class O	210,905
814,987	Grupo Mexico SAB de CV, Series B	3,191,521
321,500	Grupo Modelo SAB de CV, Series C	1,971,377
349,100	Grupo Televisa SA, Series CPO*	1,673,917
12,160	Industrias Penoles SAB de CV	403,907
100,800	Inmuebles Carso SAB de CV*	106,910
77,100	Kimberly-Clark de Mexico SAB de CV, Class A	425,093
100,800	Minera Frisco SAB de CV*	431,368
51,400	Organizacion Soriana SAB de CV, Class B	161,814
3,800,600	Telefonos de Mexico SAB de CV, Class L	3,284,137
387,300	Wal-Mart de Mexico SAB de CV, Series V	1,074,383
		33,613,505
	Philippines - 0.2%
16,542	Philippine Long Distance Telephone Co. ADR	921,389

	Poland - 1.8%
7,263	Bank Handlowy w Warszawie SA	241,585
11,775	Bank Pekao SA	702,041
2,505	Bank Zachodni WBK SA	191,013
41,458	KGHM Polska Miedz SA	2,431,308
31,993	Polska Grupa Energetyczna SA	255,333
162,758	Polski Koncern Naftowy Orlen*	2,706,864
241,271	Polskie Gornictwo Naftowe i Gazownictwo SA	306,205
63,569	Powszechna Kasa Oszczednosci Bank Polski SA	912,055
237,652	Telekomunikacja Polska SA	1,392,055
		9,138,459

See Notes to Financial Statements.

	Russia - 9.9%
623,509	Gazprom OAO ADR	$16,685,101
194,838	LUKOIL OAO ADR	12,074,111
19,365	Magnitogorsk Iron & Steel Works GDR	282,729
108,885	MMC Norilsk Nickel JSC ADR	2,809,233
57,388	Mobile TeleSystems OJSC ADR	1,096,685
27,073	Novolipetsk Steel OJSC GDR	1,154,934
298,757	Rosneft Oil Co. GDR	2,554,372
63,588	Severstal GDR	1,147,763
9,980	Sistema JSFC GDR	228,542
906,492	Surgutneftegas OJSC ADR	10,071,126
66,600	Tatneft ADR	2,367,630
99,941	VTB Bank OJSC GDR	715,078
		51,187,304
	South Africa - 7.5%
59,270	ABSA Group Ltd.	1,097,898
150,654	African Bank Investments Ltd.	765,859
13,802	Anglo Platinum Ltd.*	1,351,366
17,906	AngloGold Ashanti Ltd.	764,047
36,431	ArcelorMittal South Africa Ltd.	416,064
155,543	Barloworld Ltd.	1,501,705
67,947	Bidvest Group Ltd.	1,452,627
29,254	Evraz Highveld Steel and Vanadium Ltd.*	356,508
7,418	Exxaro Resources Ltd.	148,257
783,307	FirstRand Ltd.	2,126,275
95,611	Gold Fields Ltd.	1,502,611
92,684	Impala Platinum Holdings Ltd.	2,631,813
54,298	Imperial Holdings Ltd.	832,393
59,645	Investec Ltd.	449,165
4,216	Kumba Iron Ore Ltd.	264,381
40,653	Massmart Holdings Ltd.	808,814
49,295	Mondi Ltd.	393,399
179,446	MTN Group Ltd.	3,074,075
19,299	Naspers Ltd., Class N	1,002,580
46,499	Nedbank Group Ltd.	824,094
48,038	Pick n Pay Stores Ltd.	286,355
75,483	Remgro Ltd.	1,151,168
127,047	RMB Holdings Ltd.	678,941
465,629	Sanlam Ltd.	1,763,943
164,676	Sappi Ltd.*	831,637
88,937	Sasol Ltd.	4,299,447
55,987	Shoprite Holdings Ltd.	694,769
243,153	Standard Bank Group Ltd.	3,563,309
328,882	Steinhoff International Holdings Ltd.*	1,066,347
341,666	Telkom SA Ltd.	1,674,068
17,287	Tiger Brands Ltd.	447,825
4,406	Trans Hex Group Ltd.*	1,442
59,162	Vodacom Group Ltd.	576,788
		38,799,970
	Taiwan - 14.2%
431,331	Acer, Inc.	1,178,025
891,539	Advanced Semiconductor Engineering, Inc.	1,123,808
309,200	Asia Cement Corp.	341,834
125,900	Asustek Computer, Inc.	1,136,051
2,140,000	AU Optronics Corp.*	2,133,698
555,450	Cathay Financial Holding Co. Ltd.	1,033,022
1,030,000	Chang Hwa Commercial Bank	876,203
773,000	Chimei Innolux Corp.*	978,380
1,900,750	China Development Financial Holding Corp.	873,931
2,712,175	China Steel Corp.	3,157,222
2,101,456	Chinatrust Financial Holding Co. Ltd.	1,794,910
1,502,768	Chunghwa Picture Tubes Ltd.*	230,833
908,000	Chunghwa Telecom Co. Ltd.	2,789,468
910,054	Compal Electronics, Inc.	1,206,698
228,000	Delta Electronics, Inc.	1,056,155
496,000	Evergreen Marine Corp. Taiwan Ltd.*	521,017
698,760	Far Eastern New Century Corp.	1,192,456
435,000	Far EasTone Telecommunications Co. Ltd.	651,702
1,232,525	First Financial Holding Co. Ltd.	1,133,386
780,000	Formosa Chemicals & Fibre Corp.	2,847,549
312,000	Formosa Petrochemical Corp.	1,012,223
1,730,000	Formosa Plastics Corp.	5,916,516
751,867	Fubon Financial Holding Co. Ltd.	1,051,327
1,198,480	Hon Hai Precision Industry Co. Ltd.	5,159,546
113,200	HTC Corp.	3,816,803
1,159,765	Hua Nan Financial Holdings Co. Ltd.	944,652
1,217,250	Inventec Co. Ltd.	714,784
729,009	Lite-On Technology Corp.	994,257
54,091	MediaTek, Inc.	737,719
2,079,000	Mega Financial Holding Co. Ltd.	1,689,807
1,147,000	Nan Ya Plastics Corp.	3,180,021
397,106	Pegatron Corp.*	548,430
900,740	Pou Chen Corp.	857,759
419,000	Quanta Computer, Inc.	887,482
1,185,788	Shin Kong Financial Holding Co. Ltd.*	602,379
740,000	Siliconware Precision Industries Co.	1,048,751
1,636,000	SinoPac Financial Holdings Co. Ltd.	794,462
2,453,320	Taishin Financial Holding Co. Ltd.*	1,427,945
403,089	Taiwan Cement Corp.	435,220
796,100	Taiwan Cooperative Bank	675,858
265,000	Taiwan Mobile Co. Ltd.	625,183
3,664,000	Taiwan Semiconductor Manufacturing Co. Ltd.	9,628,324
3,183,000	Tatung Co. Ltd.*	747,639
785,100	Uni-President Enterprises Corp.	1,078,869
2,175,000	United Microelectronics Corp.	1,355,840
390,096	Wistron Corp.	765,803
782,000	Yang Ming Marine Transport Corp.*	789,124
		73,743,071
	Thailand - 1.5%
190,300	Advanced Info. Service PCL	492,766
148,900	Bangkok Bank PCL	725,342
2,302,800	IRPC PCL	376,409
151,600	Kasikornbank PCL	579,019
636,400	Krung Thai Bank PCL	325,461
129,400	PTT Chemical PCL	584,279
147,600	PTT Exploration & Production PCL	766,784
207,400	PTT PCL	2,248,875
30,100	Siam Cement PCL	324,431
160,100	Siam Commercial Bank PCL	487,115
245,000	Thai Airways International PCL	297,378
271,900	Thai Oil PCL	598,453
155,000	Total Access Communication PCL	201,934
		8,008,246
	Turkey - 1.7%
204,828	Akbank TAS	960,800
47,563	Arcelik AS	247,435
564,088	Dogan Sirketler Grubu Holdings*	387,049
43,994	Enka Insaat ve Sanayi AS	166,300
156,000	Eregli Demir ve Celik Fabrikalari TAS*	490,434
23,923	Ford Otomotiv Sanayi AS	198,469
88,984	Haci Omer Sabanci Holding AS	378,549
364,964	Koc Holding AS	1,488,859

See Notes to Financial Statements.

	Turkey (continued)
41,788	Tupras Turkiye Petrol Rafine AS	$1,084,353
154,392	Turk Hava Yollari AO*	498,862
55,283	Turk Telekomunikasyon AS	226,905
48,015	Turkcell Iletisim Hizmet AS	294,113
134,302	Turkiye Garanti Bankasi AS	598,145
35,442	Turkiye Halk Bankasi AS	279,663
226,067	Turkiye Is Bankasi, Class C	710,712
139,527	Turkiye Vakiflar Bankasi TAO, Class D	343,781
100,962	Yapi ve Kredi Bankasi AS*	295,363
		8,649,792
	Total Common Stocks and Other Equity Interests (Cost $437,438,604)	518,743,002

	Rights - 0.0%
	Brazil - 0.0%
22,353	Centrais Eletricas Brasileiras SA, expiring 02/14/11* (Cost $0)	1,069

	Total Investments (Cost $437,438,604)(a)-100.2%	518,744,071
	Liabilities in excess of other assets-(0.2%)	(1,077,027)
	Net Assets-100.0%	$517,667,044

Investment Abbreviations:

ADR	- American Depositary Receipt
GDR	- Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $449,307,334. The net unrealized appreciation was $69,436,737 which consisted of aggregate gross unrealized appreciation of $85,775,570 and aggregate gross unrealized depreciation of $16,338,833.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See Notes to Financial Statements.

PowerShares Global Agriculture Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.5%
	Australia - 2.6%
50,551	GrainCorp Ltd.	$379,003
407,764	Incitec Pivot Ltd.	1,748,125
66,689	Nufarm Ltd.*	347,737
		2,474,865
	Brazil - 1.6%
100,300	Cosan SA Industria e Comercio	1,560,229

	Canada - 14.4%
40,147	Agrium, Inc.	3,550,917
51,216	Potash Corp. of Saskatchewan, Inc.	9,083,448
94,808	Viterra, Inc.	1,108,976
		13,743,341
	Chile - 3.5%
61,963	Sociedad Quimica y Minera de Chile SA, Class B	3,317,808

	China - 1.0%
1,176,000	China Bluechemical Ltd., H-Shares	971,483

	Denmark - 1.5%
12,164	Danisco A/S	1,480,932

	Germany - 5.1%
48,837	K+S AG	3,614,927
48,312	Suedzucker AG	1,290,603
		4,905,530
	Hong Kong - 2.8%
814,960	Chaoda Modern Agriculture (Holdings) Ltd.	581,237
1,029,000	China Agri-Industries Holdings Ltd.	1,100,838
1,790,000	Sinofert Holdings Ltd.*	994,221
		2,676,296
	Indonesia - 1.0%
402,500	Astra Agro Lestari Tbk PT	965,324

	Israel - 6.6%
226,975	Israel Chemicals Ltd.	3,555,865
1,963	Israel Corp. Ltd. (The)*	2,244,938
117,171	Makhteshim-Agan Industries Ltd.*	566,898
		6,367,701
	Malaysia - 7.4%
187,100	Genting Plantations Bhd	516,412
1,645,100	IOI Corp. Bhd	3,084,395
263,200	Kuala Lumpur Kepong Bhd	1,834,620
292,100	PPB Group Bhd	1,629,615
		7,065,042
	Netherlands - 0.7%
8,962	Nutreco NV	638,796

	Norway - 3.9%
66,677	Yara International ASA	3,752,922

	Singapore - 8.4%
3,094,760	Golden Agri-Resources Ltd.	1,704,536
1,534,000	Wilmar International Ltd.	6,303,781
		8,008,317
	South Africa - 0.2%
10,739	Astral Foods Ltd.	188,456

	Switzerland - 7.7%
22,695	Syngenta AG	7,344,809

	Taiwan - 0.9%
236,000	Taiwan Fertilizer Co. Ltd.	890,014

	United States - 30.2%
118,572	Archer-Daniels-Midland Co.	3,873,747
36,702	Bunge Ltd.	2,498,305
18,130	CF Industries Holdings, Inc.	2,448,275
19,194	Corn Products International, Inc.	885,419
23,592	Darling International, Inc.*	319,672
15,932	Fresh Del Monte Produce, Inc.	421,402
19,164	Intrepid Potash, Inc.*	692,587
115,893	Monsanto Co.	8,504,229
103,481	Mosaic Co. (The)	8,386,100
17,090	Scotts Miracle-Gro Co. (The), Class A	883,040
		28,912,776
	Total Common Stocks (Cost $82,083,286)	95,264,641

	Money Market Fund - 0.2%
153,677	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $153,677)	153,677

	Total Investments (Cost $82,236,963)(a)- 99.7%	95,418,318
	Other assets less liabilities - 0.3%	312,337
	Net Assets - 100.0%	$95,730,655

Notes to Schedule of Investments:

* Non-income producing security.

(a)At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $82,732,789. The net unrealized appreciation was $12,685,529 which consisted of aggregate gross unrealized appreciation of $14,207,684 and aggregate gross unrealized depreciation of $1,522,155.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Clean Energy Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 0.3%
992,713	Infigen Energy	$489,919

	Austria - 1.8%
67,372	Verbund AG	2,696,653

	Belgium - 0.4%
582,485	Hansen Transmissions International NV*	522,477

	Bermuda - 1.6%
7,302,000	Apollo Solar Energy Technology Holdings Ltd.*	590,099
19,040,000	China WindPower Group Ltd.*	1,831,767
		2,421,866
	Brazil - 2.1%
980,100	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA*	532,997
128,300	Cosan SA Industria e Comercio	1,995,786
39,600	Sao Martinho SA	567,963
		3,096,746
	Cayman Islands - 6.3%
179,590	China Ming Yang Wind Power Group Ltd. ADR*	1,657,616
5,296,000	GCL Poly Energy Holdings Ltd.*	2,466,021
1,298,000	Neo-Neon Holdings Ltd.	682,654
81,028	Trina Solar Ltd. ADR*	2,112,400
2,793,000	Trony Solar Holdings Co. Ltd.*	1,794,943
1,008,000	Wasion Group Holdings Ltd.	528,842
		9,242,476
	China - 10.4%
263,700	BYD Co. Ltd., H-Shares	1,288,775
2,061,000	China Datang Corp. Renewable Power Co. Ltd., Class H*	520,818
1,259,000	China High Speed Transmission Equipment Group Co. Ltd.	1,944,439
2,140,000	China Longyuan Power Group Corp., H-Shares*	1,921,560
6,813,000	China Suntien Green Energy Corp. Ltd., H-Shares*	1,695,439
275,242	JA Solar Holdings Co. Ltd. ADR*	1,899,170
233,753	Suntech Power Holdings Co. Ltd. ADR*	1,984,563
937,600	Xinjiang Goldwind Science & Technology Co. Ltd., H-Shares*	1,828,114
188,853	Yingli Green Energy Holding Co. Ltd. ADR*	2,186,918
		15,269,796
	Denmark - 4.4%
15,170	Novozymes A/S, Class B	2,102,178
19,006	Rockwool International A/S, Class B	2,244,019
60,126	Vestas Wind Systems A/S*	2,075,522
		6,421,719
	Finland - 1.5%
69,293	Fortum Oyj	2,137,515

	France - 2.8%
45,361	EDF Energies Nouvelles SA	1,965,512
40,026	Saft Groupe SA	1,520,055
23,602	Sechilienne-Sidec	667,390
		4,152,957
	Germany - 6.6%
54,434	Centrotherm Photovoltaics AG*	2,238,869
40,808	Elster Group SE ADR*	649,255
77,587	Nordex SE*	578,343
17,400	Phoenix Solar AG	530,902
161,186	Q-Cells SE*	551,139
29,908	Roth & Rau AG*	606,857
20,658	SMA Solar Technology AG	2,062,699
20,563	Solar Millennium AG*	491,384
195,776	Solarworld AG	1,934,422
		9,643,870
	Ireland - 1.5%
238,306	Kingspan Group PLC	2,139,999

	Italy - 1.8%
1,171,564	Enel Green Power SpA*	2,603,672

	Japan - 3.7%
206,000	GS Yuasa Corp.	1,440,718
508,000	Meidensha Corp.	2,349,957
27,700	NPC, Inc.	543,992
205,000	Takuma Co. Ltd.*	678,079
25,400	Tanaka Chemical Corp.	405,817
		5,418,563
	New Zealand - 1.7%
526,837	Contact Energy Ltd.*	2,504,394

	Norway - 1.4%
636,779	Renewable Energy Corp. ASA*	2,040,665

	Philippines - 1.6%
18,306,250	Energy Development Corp.	2,393,163

	South Korea - 2.1%
68,586	Seoul Semiconductor Co. Ltd.*	2,498,652
13,778	Taewoong Co. Ltd.*	618,062
		3,116,714
	Spain - 7.2%
83,025	Abengoa SA	2,315,815
26,961	Acciona SA	2,335,724
324,514	EDP Renovaveis SA*	1,930,903
249,713	Gamesa Corp. Tecnologica SA*	1,917,195
544,974	Iberdrola Renovables SA	2,062,159
		10,561,796
	Switzerland - 1.7%
886	Gurit Holding AG	536,041
62,341	Meyer Burger Technology AG*	1,933,954
		2,469,995

	Taiwan - 2.0%
662,000	Epistar Corp.	$2,428,166
218,825	Neo Solar Power Corp.*	569,003
		2,997,169
	Turkey - 0.4%
353,213	Ayen Enerji A.S.	665,380

	United Kingdom - 0.9%
616,844	eaga PLC	780,544
697,138	PV Crystalox Solar PLC	586,236
		1,366,780
	United States - 35.8%
59,218	A.O. Smith Corp.	2,535,123
145,229	A123 Systems, Inc.*	1,315,775
102,782	Advanced Battery Technologies, Inc.*	383,377
24,346	Aerovironment, Inc.*	686,557
50,072	Ameresco, Inc., Class A*	775,615
65,311	American Superconductor Corp.*	1,781,031
84,966	Amyris, Inc.*	2,681,527
257,581	Broadwind Energy, Inc.*	473,949
117,178	Covanta Holding Corp.	1,982,652
34,419	Cree, Inc.*	1,737,815
62,785	Echelon Corp.*	571,343
102,782	Ener1, Inc.*	395,711
97,415	Energy Conversion Devices, Inc.*	397,453
27,134	EnerNOC, Inc.*	706,027
14,540	First Solar, Inc.*	2,247,593
36,116	Fuel Systems Solutions, Inc.*	940,099
514,391	FuelCell Energy, Inc.*	900,184
213,596	GT Solar International, Inc.*	2,359,168
77,541	International Rectifier Corp.*	2,483,638
42,078	Itron, Inc.*	2,441,366
60,351	Johnson Controls, Inc.	2,316,875
29,866	LSB Industries, Inc.*	899,564
20,875	Maxwell Technologies, Inc.*	375,750
174,035	MEMC Electronic Materials, Inc.*	1,930,048
28,486	Molycorp, Inc.*	1,333,430
82,929	Ormat Technologies, Inc.	2,550,896
33,258	Polypore International, Inc.*	1,601,373
56,445	Power Integrations, Inc.	2,084,514
217,055	Power-One, Inc.*	2,322,488
31,081	Rubicon Technology, Inc.*	559,769
94,474	STR Holdings, Inc.*	1,726,985
143,308	SunPower Corp., Class A*	1,926,059
90,158	Tesla Motors, Inc.*	2,172,808
73,837	Universal Display Corp.*	2,498,644
47,558	Zoltek Cos., Inc.*	531,698
		52,626,904
	Total Investments (Cost $146,513,159)(a)- 100.0%	147,001,188
	Liabilities in excess of other assets - (0.0%)	(13,365)
	Net Assets - 100.0%	$146,987,823

Investment Abbreviations:

ADR     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $158,805,672. The net unrealized depreciation was $11,804,484 which consisted of aggregate gross unrealized appreciation of $21,146,438 and aggregate gross unrealized depreciation of $32,950,922.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Coal Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Australia - 20.4%
72,834	Aquila Resources Ltd.*	$665,884
16,904	Coal & Allied Industries Ltd.	2,158,064
39,188	Energy Resources of Australia Ltd.	392,267
49,899	Extract Resources Ltd.*	443,266
170,575	New Hope Corp. Ltd.	833,310
145,642	Paladin Energy Ltd.*	710,053
48,488	Riversdale Mining Ltd.*	764,779
101,402	Whitehaven Coal Ltd.	711,729
		6,679,352
	Bermuda - 1.1%
1,255,000	Mongolia Energy Co. Ltd.*	352,558

	Canada - 11.2%
68,911	Cameco Corp.	2,859,781
120,681	Uranium One, Inc.	790,263
		3,650,044
	China - 17.8%
835,000	China Coal Energy Co. Ltd., H-Shares	1,218,908
637,500	China Shenhua Energy Co. Ltd., H-Shares	2,588,189
121,300	Inner Mongolia Yitai Coal Co., Class B	848,978
402,000	Yanzhou Coal Mining Co. Ltd., H-Shares	1,162,826
		5,818,901
	Indonesia - 13.3%
4,360,500	Adaro Energy Tbk PT	1,084,342
3,663,000	Bumi Resources Tbk PT	1,103,191
222,500	Indo Tambangraya Megah PT	1,138,566
474,000	Tambang Batubara Bukit Asam Tbk PT	1,034,649
		4,360,748
	Singapore - 1.4%
232,000	Straits Asia Resources Ltd.	471,250

	Thailand - 3.5%
48,000	Banpu PCL	1,134,164

	United States - 31.0%
7,494	Alliance Resource Partners LP	526,454
24,193	Alpha Natural Resources, Inc.*	1,299,890
33,383	Arch Coal, Inc.	1,143,368
44,078	CONSOL Energy, Inc.	2,190,677
41,862	International Coal Group, Inc.*	387,223
20,977	Massey Energy Co.	1,318,614
18,693	Patriot Coal Corp.*	489,196
41,817	Peabody Energy Corp.	2,652,034
23,450	USEC, Inc.*	130,147
		10,137,603
	Total Common Stocks and Other Equity Interests (Cost $25,695,916)	32,604,620

	Money Market Fund - 0.0%
9,329	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $9,329)	9,329

	Total Investments (Cost $25,705,245)(a) - 99.7%	32,613,949
	Other assets less liabilities - 0.3%	94,752
	Net Assets - 100.0%	$32,708,701

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $26,032,730. The net unrealized appreciation was $6,581,219 which consisted of aggregate gross unrealized appreciation of $7,085,295 and aggregate gross unrealized depreciation of $504,076.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Gold and Precious Metals Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Australia - 8.0%
43,342	Avoca Resources Ltd.*	$127,475
15,314	Kingsgate Consolidated Ltd.	142,146
113,706	Newcrest Mining Ltd.	4,192,233
64,047	Perseus Mining Ltd.*	181,986
49,315	St Barbara Ltd.*	91,451
		4,735,291
	Bermuda - 0.7%
70,424	Aquarius Platinum Ltd.	394,693

	Canada - 45.5%
25,439	Agnico-Eagle Mines Ltd.	1,743,153
17,602	Alamos Gold, Inc.	266,428
21,129	Anatolia Minerals Development Ltd.*	139,628
24,282	Aurizon Mines Ltd.*	154,638
99,816	Barrick Gold Corp.	4,737,081
35,749	Centerra Gold, Inc.	574,343
13,886	Colossus Minerals, Inc.*	102,037
12,538	Detour Gold Corp.*	327,536
137,909	Eastern Platinum Ltd.*	220,599
83,178	Eldorado Gold Corp.	1,337,999
27,728	European Goldfields Ltd.*	415,816
17,347	Franco-Nevada Corp.	482,646
22,821	Fronteer Gold, Inc.*	225,643
52,059	Gabriel Resources Ltd.*	381,497
21,049	Gammon Gold, Inc.*	158,670
109,645	Goldcorp, Inc.	4,405,531
39,245	Golden Star Resources Ltd.*	145,170
52,967	Great Basin Gold Ltd.*	139,798
11,736	Guyana Goldfields, Inc.*	101,374
12,740	Harry Winston Diamond Corp.*	137,940
56,532	IAMGOLD Corp.	1,076,100
144,717	Kinross Gold Corp.	2,407,489
57,154	Lake Shore Gold Corp.*	211,417
12,106	Minefinders Corp.*	117,157
29,376	Nevsun Resources Ltd.*	175,625
59,544	New Gold, Inc.*	477,423
44,227	Northgate Minerals Corp.*	113,193
34,259	NovaGold Resources, Inc.*	456,901
57,607	Osisko Mining Corp.*	766,558
16,253	Pan American Silver Corp.	532,803
32,470	Rubicon Minerals Corp.*	156,142
6,160	Seabridge Gold, Inc.*	173,114
41,198	SEMAFO, Inc.*	420,115
11,972	Silver Standard Resources, Inc.*	276,843
52,290	Silver Wheaton Corp.*	1,614,834
26,482	Silvercorp Metals, Inc.	280,374
15,555	Ventana Gold Corp.*	195,166
112,656	Yamana Gold, Inc.	1,269,316
		26,918,097
	China - 2.2%
221,500	Zhaojin Mining Industry Co. Ltd., H-Shares	811,189
608,000	Zijin Mining Group Co. Ltd., H-Shares	480,426
		1,291,615
	Jersey Islands - 1.7%
13,755	Randgold Resources Ltd.	1,042,117

	Mexico - 3.4%
60,465	Industrias Penoles SAB de CV	2,008,408

	Russia - 1.7%
60,716	Polymetal GDR*	1,006,671

	South Africa - 19.3%
39,154	Anglo Platinum Ltd.*	3,833,602
54,241	AngloGold Ashanti Ltd.	2,314,459
110,409	Gold Fields Ltd.	1,735,174
65,187	Harmony Gold Mining Co. Ltd.	708,160
81,358	Impala Platinum Holdings Ltd.	2,310,204
32,680	Mvelaphanda Resources Ltd.*	168,407
54,711	Northam Platinum Ltd.	326,971
		11,396,977
	United Kingdom - 7.5%
62,344	African Barrick Gold Ltd.	500,796
109,028	Fresnillo PLC	2,263,278
51,398	Hochschild Mining PLC	398,791
30,740	Lonmin PLC	814,393
28,505	Petropavlovsk PLC	467,080
		4,444,338
	United States - 10.0%
13,368	Allied Nevada Gold Corp.*	353,450
13,575	Coeur d’Alene Mines Corp.*	317,383
42,218	Hecla Mining Co.*	379,962
73,344	Newmont Mining Corp.	4,039,054
8,107	Royal Gold, Inc.	376,165
14,863	Stillwater Mining Co.*	322,230
17,686	US Gold Corp.*	113,190
		5,901,434
	Total Common Stocks and Other Equity Interests (Cost $49,765,006)	59,139,641

	Money Market Fund - 0.1%
23,835	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $23,835)	23,835

	Total Investments (Cost $49,788,841)(a) - 100.1%	59,163,476
	Liabilities in excess of other assets - (0.1%)	(35,003)
	Net Assets - 100.0%	$59,128,473

Investment Abbreviations:

GDR     - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $50,499,844. The net unrealized appreciation was $8,663,632 which consisted of aggregate gross unrealized appreciation of $10,035,788 and aggregate gross unrealized depreciation of $1,372,156.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Nuclear Energy Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 100.0%
	Australia - 4.0%
38,905	Energy Resources of Australia Ltd.	$389,434
216,151	Paladin Energy Ltd.*	1,053,808
11,395	Silex Systems Ltd.*	62,825
		1,506,067
	Canada - 12.2%
28,564	Cameco Corp.	1,185,395
179,753	Denison Mines Corp.*	673,905
178,759	Equinox Minerals Ltd.*	1,068,712
100,695	UEX Corp.*	231,541
223,079	Uranium One, Inc.	1,460,802
		4,620,355
	France - 10.1%
61,590	Areva SA CI	3,022,102
18,246	Electricite de France SA	805,491
		3,827,593
	Germany - 5.3%
35,893	E.ON AG	1,198,246
8,923	RWE AG	643,600
4,376	SGL Carbon SE*	165,796
		2,007,642
	India - 1.4%
15,429	Larsen & Toubro Ltd. GDR	549,272

	Japan - 24.0%
181,000	Hitachi Ltd.	989,723
3,500	Hokkaido Electric Power Co., Inc.	72,879
4,000	Hokuriku Electric Power Co.	97,644
30,000	Japan Steel Works Ltd. (The)	313,805
32,000	JGC Corp.	781,155
30,200	Kansai Electric Power Co., Inc. (The)	748,273
17,200	Kyushu Electric Power Co., Inc.	387,541
186,000	Mitsubishi Heavy Industries Ltd.	737,825
5,500	Shikoku Electric Power Co., Inc.	162,791
65,900	Sumitomo Electric Industries Ltd.	958,779
37,800	Tokyo Electric Power Co., Inc. (The)	920,432
348,000	Toshiba Corp.	2,060,051
3,000	Toshiba Plant Systems & Services Corp.	43,977
177,000	Toyo Engineering Corp.	669,718
19,900	Yokogawa Electric Corp.	160,065
		9,104,658
	Netherlands - 0.8%
9,113	Chicago Bridge & Iron Co. NV*	299,727

	South Korea - 3.8%
9,417	Doosan Heavy Industries and Construction Co. Ltd.	661,785
7,764	KEPCO Engineering & Construction, Inc.	540,773
10,150	Korea Electric Power Corp.*	257,076
		1,459,634
	Switzerland - 0.1%
351	BKW FMB Energie AG	28,464

	United Kingdom - 1.1%
45,370	Serco Group PLC	400,420

	United States - 37.2%
14,724	AMETEK, Inc.	600,445
4,318	Belden, Inc.	150,094
1,573	CIRCOR International, Inc.	63,533
13,096	Constellation Energy Group, Inc.	422,346
4,241	Curtiss-Wright Corp.	147,163
44,233	Duke Energy Corp.	790,886
18,817	Emerson Electric Co.	1,107,945
4,358	Entergy Corp.	314,517
26,974	Exelon Corp.	1,146,665
5,723	Federal Signal Corp.	39,832
11,893	FirstEnergy Corp.	465,254
5,136	Flowserve Corp.	641,949
10,765	Fluor Corp.	744,830
4,794	General Cable Corp.*	177,426
51,977	General Electric Co.	1,046,817
4,924	Kirby Corp.*	230,148
865	Landauer, Inc.	50,213
7,133	Lightbridge Corp.*	40,230
21,366	McDermott International, Inc.*	443,986
2,841	Mine Safety Appliances Co.	88,582
4,630	MKS Instruments, Inc.*	132,927
7,084	NextEra Energy, Inc.	378,711
12,564	Parker Hannifin Corp.	1,123,347
13,105	Progress Energy, Inc.	588,677
27,012	SAIC, Inc.*	447,589
19,227	Shaw Group, Inc. (The)*	726,204
4,618	SPX Corp.	361,959
1,747	Team, Inc.*	44,653
20,535	Thermo Fisher Scientific, Inc.*	1,176,039
73,846	USEC, Inc.*	409,845
		14,102,812
	Total Investments (Cost $35,115,700)(a)-100.0%	37,906,644
	Other assets less liabilities-0.0%	12,736
	Net Assets-100.0%	$37,919,380

Investment Abbreviations:

GDR      - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $38,874,019. The net unrealized depreciation was $967,375 which consisted of aggregate gross unrealized appreciation of $5,332,101 and aggregate gross unrealized depreciation of $6,299,476.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Steel Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 84.9%
	Australia - 6.7%
12,152	Atlas Iron Ltd.*	$38,649
40,798	BlueScope Steel Ltd.	86,232
69,761	Fortescue Metals Group Ltd.*	443,740
24,200	Mount Gibson Iron Ltd.*	50,909
29,840	OneSteel Ltd.	80,921
4,490	Sims Metal Management Ltd.	86,263
		786,714
	Austria - 1.5%
3,819	Voestalpine AG	171,605

	Brazil - 7.8%
16,800	Cia Siderurgica Nacional SA	278,101
5,600	Gerdau SA	54,549
5,300	MMX Mineracao e Metalicos SA*	31,705
5,700	Usinas Siderurgicas de Minas Gerais SA	85,124
13,800	Vale SA	470,735
		920,214
	Canada - 0.8%
5,240	Consolidated Thompson Iron Mines Ltd.*	90,210

	Chile - 0.7%
1,688	CAP SA	86,002

	China - 1.4%
22,000	Angang Steel Co. Ltd., H-Shares	32,397
145,000	Fosun International	113,831
40,000	Maanshan Iron & Steel Co. Ltd., H-Shares	22,320
		168,548
	Finland - 1.3%
4,119	Outokumpu Oyj	76,858
3,159	Rautaruukki Oyj	78,910
		155,768
	Germany - 4.7%
1,351	Salzgitter AG	109,466
11,019	ThyssenKrupp AG	446,564
		556,030
	Hong Kong - 0.2%
182,000	Shougang Concord International Enterprises Co. Ltd.*	26,848

	Japan - 14.3%
10,000	Daido Steel Co. Ltd.	63,103
9,000	Hitachi Metals Ltd.	106,005
13,900	JFE Holdings, Inc.	447,046
70,000	Kobe Steel Ltd.	171,732
2,100	Maruichi Steel Tube Ltd.	46,368
131,000	Nippon Steel Corp.	447,699
21,000	Nisshin Steel Co. Ltd.	41,523
2,000	Sanyo Special Steel Co. Ltd.	12,401
109,000	Sumitomo Metal Industries Ltd.	255,437
3,800	Tokyo Steel Manufacturing Co. Ltd.	40,491
1,800	Yamato Kogyo Co. Ltd.	54,222
2,000	Yodogawa Steel Works Ltd.	8,861
		1,694,888
	Luxembourg - 9.8%
1,271	APERAM*	52,189
25,450	ArcelorMittal	928,475
4,529	Ternium SA ADR	176,359
		1,157,023
	Mexico - 0.3%
9,900	Industrias CH SAB de CV, Series B*	38,663

	Russia - 10.7%
9,890	Evraz Group SA GDR*	391,644
9,401	Mechel ADR	296,413
13,401	Novolipetsk Steel OJSC GDR	571,687
		1,259,744
	South Africa - 4.8%
10,031	ArcelorMittal South Africa Ltd.	114,560
7,212	Kumba Iron Ore Ltd.	452,257
		566,817
	South Korea - 4.5%
700	Dongkuk Steel Mill Co. Ltd.	22,412
963	Hyundai Steel Co.*	119,377
971	POSCO	393,145
		534,934
	Spain - 0.8%
5,610	Acerinox SA	95,680

	Sweden - 1.0%
769	Hoganas AB, Class B	30,256
5,419	SSAB AB, Class A	89,330
		119,586
	Taiwan - 1.7%
152,738	China Steel Corp.	177,801
7,000	Feng Hsin Iron & Steel Co. Ltd.	13,549
10,495	Tung Ho Steel Enterprise Corp.	12,416
		203,766
	Turkey - 1.0%
36,010	Eregli Demir ve Celik Fabrikalari TAS*	113,209

	United States - 10.9%
2,478	AK Steel Holding Corp.	39,400
2,219	Allegheny Technologies, Inc.	144,657
990	Carpenter Technology Corp.	40,739
3,059	Cliffs Natural Resources, Inc.	261,422
2,571	Commercial Metals Co.	42,987
7,128	Nucor Corp.	327,246
1,671	Reliance Steel & Aluminum Co.	87,377
642	Schnitzer Steel Industries, Inc., Class A	39,611
4,880	Steel Dynamics, Inc.	88,816
3,231	United States Steel Corp.	186,332
1,720	Worthington Industries, Inc.	32,680
		1,291,267
	Total Common Stocks and Other Equity Interests (Cost $9,286,929)	10,037,516

	Money Market Fund - 0.0%
1,893	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,893)	$1,893

	Total Investments (Cost $9,288,822)(a)-84.9%	$10,039,409
	Other assets less liabilities-15.1%	1,787,297
	Net Assets-100.0%	$11,826,706

Investment Abbreviations:

ADR    - American Depositary Receipt

GDR    - Global Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $9,365,600. The net unrealized appreciation was $673,809 which consisted of aggregate gross unrealized appreciation of $989,868 and aggregate gross unrealized depreciation of $316,059.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Water Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Brazil - 2.2%
316,200	Cia de Saneamento Basico do Estado de Sao Paulo	$7,709,660

	Canada - 5.7%
488,759	GLV, Inc., Class A*	3,786,936
560,578	Stantec, Inc.*	16,006,106
		19,793,042
	Finland - 7.6%
932,278	Kemira Oyj	14,545,375
668,599	Uponor Oyj	11,641,439
		26,186,814
	France - 9.4%
756,649	Suez Environnement Co.	15,648,654
533,303	Veolia Environnement	16,692,337
		32,340,991
	Germany - 3.7%
15,524	KSB AG	12,701,929

	Hong Kong - 2.4%
16,221,909	Guangdong Investment Ltd.	8,281,846

	Japan - 11.9%
2,460,000	Ebara Corp.*	11,980,227
468,688	Kurita Water Industries Ltd.	14,673,315
1,943,000	Organo Corp.	14,276,651
		40,930,193
	Malaysia - 2.7%
11,045,800	Puncak Niaga Holding Bhd	9,200,323

	Netherlands - 5.6%
679,228	Arcadis NV*	15,886,632
232,372	Wavin NV*	3,233,606
		19,120,238
	Singapore - 6.4%
8,138,000	Hyflux Ltd.	14,177,922
13,438,928	Sound Global Ltd.*	7,769,380
		21,947,302
	Switzerland - 3.2%
52,673	Geberit AG	11,166,351

	United Kingdom - 10.0%
2,504,681	Halma PLC	13,556,121
599,434	Severn Trent PLC	13,134,765
898,517	United Utilities Group PLC	7,822,052
		34,512,938
	United States - 29.2%
327,251	American Water Works Co., Inc.	8,344,901
369,250	Aqua America, Inc.	8,537,060
250,246	Itron, Inc.*	14,519,273
229,447	ITT Corp.	13,519,017
449,965	Nalco Holding Co.	13,705,934
327,520	Pentair, Inc.	11,846,398
591,479	Tetra Tech, Inc.*	13,689,781
175,973	Valmont Industries, Inc.	16,354,931
		100,517,295
	Total Investments (Cost $309,406,811)(a)-100.0%	344,408,922
	Other assets less liabilities-0.0%	13,063
	Net Assets-100.0%	$344,421,985

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $328,617,596. The net unrealized appreciation was $15,791,326 which consisted of aggregate gross unrealized appreciation of $45,970,672 and aggregate gross unrealized depreciation of $30,179,346.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Global Wind Energy Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Australia - 3.8%
2,029,667	Infigen Energy	$1,001,671

	Belgium - 3.6%
1,063,672	Hansen Transmissions International NV*	954,093

	Bermuda - 3.6%
9,740,000	China WindPower Group Ltd.*	937,049

	Canada - 3.8%
102,820	Innergex Renewable Energy, Inc.	1,012,524

	China - 12.3%
558,000	China High Speed Transmission Equipment Group Co. Ltd.	861,793
2,646,000	China Longyuan Power Group Corp., H-Shares*	2,375,910
		3,237,703
	Denmark - 11.5%
87,455	Vestas Wind Systems A/S*	3,018,906

	France - 6.1%
25,466	EDF Energies Nouvelles SA	1,103,453
295,943	Theolia SA*	490,942
		1,594,395
	Germany - 11.7%
10,305	E.ON AG	344,020
149,946	Nordex SE*	1,117,716
6,024	Repower Systems AG	1,008,825
2,831	RWE AG	204,195
3,085	Siemens AG	396,011
		3,070,767
	Italy - 1.1%
50,854	Enel SpA	287,773

	Japan - 2.1%
441	Japan Wind Development Co. Ltd.*	310,579
18,000	Mitsubishi Heavy Industries Ltd.	71,402
494	Mitsui & Co. Ltd. ADR*	166,478
		548,459
	Spain - 25.9%
343	Acciona SA	29,715
442,058	EDP Renovaveis SA*	2,630,305
5,726	Endesa SA	162,620
148,461	Gamesa Corp. Tecnologica SA*	1,139,824
747,935	Iberdrola Renovables SA	2,830,155
		6,792,619
	Switzerland - 4.0%
12,474	ABB Ltd. ADR	295,260
1,235	Gurit Holding AG	747,190
		1,042,450
	United Kingdom - 0.2%
8,252	International Power PLC	55,884

	United States - 10.2%
4,293	AES Corp. (The)*	53,233
29,950	American Superconductor Corp.*	816,737
1,762	Edison International	63,925
21,767	General Electric Co.	438,387
2,249	NextEra Energy, Inc.	120,232
2,485	Xcel Energy, Inc.	58,572
101,196	Zoltek Cos., Inc.*	1,131,371
		2,682,457
	Total Common Stocks and Other Equity Interests (Cost $30,940,862)	26,236,750

	Money Market Fund - 0.0%
520	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $520)	520

	Total Investments (Cost $30,941,382)(a)-99.9%	26,237,270
	Other assets less liabilities-0.1%	21,023
	Net Assets-100.0%	$26,258,293

Investment Abbreviations:

ADR     - American Depositary Receipt

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $33,512,129. The net unrealized depreciation was $7,274,859 which consisted of aggregate gross unrealized appreciation of $2,289,762 and aggregate gross unrealized depreciation of $9,564,621.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares MENA Frontier Countries Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.7%
	Egypt - 16.8%
162,030	Commercial International Bank Egypt SAE	$947,795
7,954	Egyptian Co. For Mobile Services	174,738
78,325	Egyptian Financial Group-Hermes Holding SAE	341,270
179,052	Egyptian Kuwaiti Holding Co.	217,942
52,833	Ezz Steel*	138,799
22,977	National Societe Generale Bank SAE	162,068
25,122	Orascom Construction Industries	940,760
696,075	Orascom Telecom Holding SAE*	415,554
277,205	Talaat Moustafa Group*	298,525
93,740	Telecom Egypt	247,813
		3,885,264
	Jordan - 7.7%
131,025	Arab Bank PLC	1,793,850

	Kuwait - 22.3%
71,000	Agility DGS	116,539
65,000	Boubyan Bank KSC*	141,481
45,000	Boubyan Petrochemicals Co.	88,314
50,000	Burgan Bank SAK*	98,127
120,000	Gulf Bank KSC*	235,504
145,106	Kuwait Finance House KSC	631,683
60,000	Kuwait Projects Co. (Holding) KSC	96,343
299,500	Mobile Telecommunications Co. KSC	1,560,285
404,165	National Bank of Kuwait SAK	2,076,708
107,500	National Industries Group Holding*	132,337
		5,177,321
	Lebanon - 2.7%
80,672	Banque Audi sal - Audi Saradar Group GDR	638,116

	Morocco - 9.4%
4,672	Banque Centrale Populaire	249,587
43,410	Douja Promotion Groupe Addoha SA	545,345
1,579	Lafarge Ciments	375,544
53,829	Maroc Telecom	1,007,788
		2,178,264
	Oman - 2.8%
257,810	Bank Muscat SAOG	642,517

	Qatar - 21.2%
32,398	Barwa Real Estate Co.	315,883
25,814	Doha Bank QSC	431,060
14,322	Gulf International Services OSC	108,566
96,503	Masraf Al Rayan*	532,741
8,780	Qatar Electricity & Water Co.	305,769
13,023	Qatar International Islamic Bank	184,203
32,789	Qatar Islamic Bank	713,235
29,629	Qatar National Bank SAQ	1,635,658
17,336	Qatar Navigation	457,087
4,883	Qatar Telecom (Qtel) QSC	236,304
		4,920,506
	United Arab Emirates - 16.8%
1,134,126	Air Arabia	241,156
692,133	Aldar Properties PJSC	314,696
1,898,964	Dana Gas PJSC*	330,889
1,168,933	DP World Ltd.	736,428
586,978	Dubai Financial Market	220,539
1,510,306	Emaar Properties PJSC*	1,254,150
254,307	National Bank of Abu Dhabi PJSC	796,235
		3,894,093
	Total Investments (Cost $21,784,099)(a)-99.7%	23,129,931
	Other assets less liabilities-0.3%	58,679
	Net Assets-100.0%	$23,188,610

Investment Abbreviations:

GDR     - Global Depositary Receipt

See Notes to Financial Statements.

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $25,866,668. The net unrealized depreciation was $2,736,737 which consisted of aggregate gross unrealized appreciation of $2,531,453 and aggregate gross unrealized depreciation of $5,268,190.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Ibbotson Alternative Completion Portfolio
January 31, 2011 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.0%
	Commodity Funds - 22.9%
17,505	PowerShares DB Agriculture Fund(/)*	$600,246
15,863	PowerShares DB Base Metals Fund(/)*	388,644
28,289	PowerShares DB Energy Fund(/)*	800,013
7,475	PowerShares DB Precious Metals Fund(/)*	359,099
		2,148,002
	Currency Fund - 8.1%
31,944	PowerShares DB G10 Currency Harvest Fund(/)*	759,628

	Domestic Equity Funds - 12.9%
60,298	PowerShares Preferred Portfolio(=)	849,599
16,887	PowerShares S&P 500 BuyWrite Portfolio(=)	354,965
		1,204,564
	Fixed Income Funds - 23.9%
3,494	iShares Barclays TIPS Bond Fund	375,745
7,084	PIMCO Broad U.S. Tips Index Fund	376,302
42,189	PowerShares Emerging Markets Sovereign Debt Portfolio(=)	1,109,149
7,070	SPDR Barclays Capital TIPS ETF	376,053
		2,237,249
	International Equity Funds - 32.2%
16,033	PowerShares Emerging Markets Infrastructure Portfolio(=)	831,792
23,420	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	579,411
9,089	PowerShares Global Agriculture Portfolio(=)	296,029
5,682	PowerShares Global Gold and Precious Metals Portfolio(=)	248,985
80,800	PowerShares MENA Frontier Countries Portfolio(=)	1,053,632
		3,009,849
	Total Exchange Traded Funds (Cost $8,384,567)	9,359,292

	Money Market Fund - 0.0%
1,197	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $1,197)	1,197

	Total Investments (Cost $8,385,764)(a)-100.0%	9,360,489
	Liabilities in excess of other assets-(0.0%)	(1,959)
	Net Assets-100.0%	$9,358,530

Investment Abbreviations:

ETF	- Exchange-Traded Fund
TIPS	- Treasury Inflation Protected Securities

Notes to Schedule of Investments:

(/) Not considered to be affiliated.

* Non-income producing security.

(=) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	01/31/11	Income
PowerShares Emerging Markets Infrastructure Portfolio	1,010,109	7,333	(216,832)	(17,531)	48,713	831,792	5,683
PowerShares Emerging Markets Sovereign Debt Portfolio	1,308,469	104,001	(213,613)	(94,814)	5,106	1,109,149	16,124
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	669,316	5,201	(126,028)	12,031	18,891	579,411	8,626
PowerShares Global Agriculture Portfolio	350,396	1,243	(70,480)	(5,163)	20,033	296,029	2,400
PowerShares Global Gold and Precious Metals Portfolio	328,848	1,230	(72,982)	(22,782)	14,671	248,985	5,461
PowerShares MENA Frontier Countries Portfolio	1,318,511	10,573	(224,203)	(73,518)	22,269	1,053,632	16,596
PowerShares Preferred Portfolio	950,399	74,704	(162,287)	(19,934)	6,717	849,599	15,000
PowerShares S&P 500 BuyWrite Portfolio	431,714	3,256	(74,586)	(10,338)	4,919	354,965	24,747
Total Investments in Affiliates	$6,367,762	$207,541	$(1,161,011)	$(232,049)	$141,319	$5,323,562	$94,637

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $8,386,518. The net unrealized appreciation was $973,971 which consisted of aggregate gross unrealized appreciation of $975,813 and aggregate gross unrealized depreciation of $1,842.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Balanced Growth Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.1%
	Commodity Funds - 2.2%
14,928	PowerShares DB Oil Fund(/)*	$433,957

	Currency Funds - 5.0%
2,986	Currencyshares Australian Dollar Trust	298,570
27,467	WisdomTree Dreyfus Commodity Currency Fund	711,670
		1,010,240
	Domestic Equity Funds - 53.6%
42,992	PowerShares Dividend Achievers™ Portfolio(=)	610,057
27,069	PowerShares DWA Technical Leaders Portfolio(=)	655,070
9,554	PowerShares Dynamic Basic Materials Sector Portfolio(=)	346,619
25,676	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	640,359
25,172	PowerShares Dynamic Energy Sector Portfolio(=)	993,791
51,550	PowerShares Dynamic Financial Sector Portfolio(=)	989,806
14,729	PowerShares Dynamic Food & Beverage Portfolio(=)	258,789
13,079	PowerShares Dynamic Healthcare Sector Portfolio(=)*	355,356
34,632	PowerShares Dynamic Industrials Sector Portfolio(=)	1,036,189
25,676	PowerShares Dynamic Insurance Portfolio(=)	423,395
50,157	PowerShares Dynamic Large Cap Portfolio(=)	1,230,351
8,558	PowerShares Dynamic Networking Portfolio(=)	225,418
14,530	PowerShares Dynamic Oil & Gas Services Portfolio(=)	337,532
17,913	PowerShares Dynamic Pharmaceuticals Portfolio(=)	413,611
16,116	PowerShares Dynamic Software Portfolio(=)*	406,607
34,953	PowerShares Dynamic Technology Sector Portfolio(=)	918,215
83,595	PowerShares Zacks Micro Cap Portfolio(=)	988,093
		10,829,258
	Fixed Income Funds - 19.4%
4,379	iShares iBoxx $ High Yield Corporate Bond Fund	401,905
16,520	JPMorgan Alerian MLP Index ETN	617,683
24,481	PowerShares Active Low Duration Portfolio(=)	619,372
38,812	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	715,693
6,758	PowerShares VRDO Tax-Free Weekly Portfolio(=)	168,882
17,560	SPDR Barclays Capital High Yield Bond ETF	711,004
8,957	Vanguard Short-Term Corporate Bond ETF*	696,049
		3,930,588
	International Equity Funds - 19.9%
29,654	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	1,217,593
16,719	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	413,628
63,221	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,600,756
38,414	PowerShares International Dividend Achievers™ Portfolio(=)	601,179
3,672	SPDR S&P Emerging Small Cap ETF	196,856
		4,030,012
	Total Exchange Traded Funds (Cost $18,685,377)	20,234,055

	Money Market Fund - 0.0%
3,925	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $3,925)	3,925

	Total Investments (Cost $18,689,302)(a)-100.1%	20,237,980
	Liabilities in excess of other assets-(0.1%)	(10,499)
	Net Assets-100.0%	$20,227,481

Investment Abbreviations:

ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note

Notes to Schedule of Investments:

(/) Not considered to be affiliated.

* Non-income producing security.

(=) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchase	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	01/31/11	Income
PowerShares Active Low Duration Portfolio	$159,256	$466,447	$(2,831)	$(3,771)	$271	$619,372	$543
PowerShares Dividend Achievers™ Portfolio	1,060,298	994,846	(1,488,893)	4,226	39,580	610,057	11,797
PowerShares DWA Technical Leaders Portfolio	176,256	816,164	(364,900)	29,732	(2,182)	655,070	344
PowerShares Dynamic Basic Materials Sector Portfolio	252,609	77,964	(10,086)	26,042	90	346,619	6,260
PowerShares Dynamic Consumer Discretionary Sector Portfolio	530,762	164,990	(87,884)	17,366	15,125	640,359	3,366
PowerShares Dynamic Energy Sector Portfolio	562,070	298,915	(20,235)	152,848	193	993,791	2,575
PowerShares Dynamic Financial Sector Portfolio	200,254	921,871	(165,047)	12,981	19,747	989,806	6,200
Powershares Dynamic Food & Beverage Portfolio	445,067	306,288	(509,919)	(12,618)	29,971	258,789	3,386
PowerShares Dynamic Healthcare Sector Portfolio	181,948	336,394	(177,156)	8,433	5,737	355,356	—
PowerShares Dynamic Industrials Sector Portfolio	661,763	350,529	(78,218)	84,900	17,215	1,036,189	2,262
PowerShares Dynamic Insurance Portfolio	318,707	97,661	(9,519)	16,492	54	423,395	4,229
PowerShares Dynamic Large Cap Portfolio	649,733	717,440	(197,079)	56,011	4,246	1,230,351	9,956
Powershares Dynamic Networking Portfolio	160,884	51,403	(4,563)	17,647	47	225,418	833
PowerShares Dynamic Oil & Gas Services Portfolio	—	500,547	(186,874)	24,221	(362)	337,532	—
Powershares Dynamic Pharmaceuticals Portfolio	371,475	174,500	(143,484)	8,881	2,239	413,611	1,043
Powershares Dynamic Software Portfolio	300,655	91,525	(5,121)	19,516	32	406,607	—
PowerShares Dynamic Technology Sector Portfolio	570,650	297,548	(9,862)	59,894	(15)	918,215	359
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	469,022	1,075,970	(357,993)	941	29,653	1,217,593	7,304
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	789,406	(379,003)	855	2,370	413,628	—
PowerShares FTSE RAFI Emerging Markets Portfolio	1,885,084	927,306	(1,224,555)	19,604	(6,683)	1,600,756	17,836
PowerShares Fundamental High Yield® Corporate Bond Portfolio	902,523	463,145	(642,884)	(7,309)	218	715,693	14,961
PowerShares International Dividend Achievers Portfolio	457,136	136,495	(8,334)	15,757	125	601,179	7,491
PowerShares VRDO Tax Free Weekly Portfolio	414,084	403,627	(646,663)	210	(2,376)	168,882	502
PowerShares Zacks Micro Cap Portfolio	—	1,734,269	(731,197)	(18,159)	3,180	988,093	273
Total Investments in Affiliates	$10,730,236	$12,195,250	$(7,452,300)	$534,700	$158,475	$16,166,361	$101,520

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $18,825,681. The net unrealized appreciation was $1,412,299 which consisted of aggregate gross unrealized appreciation of $1,577,751 and aggregate gross unrealized depreciation of $165,452.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares RiverFront Tactical Growth & Income Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Exchange Traded Funds - 100.0%
	Commodity Funds - 3.1%
13,916	PowerShares DB Oil Fund(/)*	$404,538
3,663	PowerShares DB Precious Metals Fund(/)*	175,971
		580,509
	Currency Funds - 5.0%
2,747	Currencyshares Australian Dollar Trust	274,672
25,310	Wisdomtree Dreyfus Commodity Currency Fund	655,782
		930,454
	Domestic Equity Funds - 35.0%
7,691	PowerShares Active U.S. Real Estate Fund(=)	366,476
127,835	PowerShares Dividend AchieversTM Portfolio(=)	1,813,979
5,135	PowerShares Dynamic Basic Materials Sector Portfolio(=)	186,298
18,191	PowerShares Dynamic Consumer Discretionary Sector Portfolio(=)	453,683
15,590	PowerShares Dynamic Energy Sector Portfolio(=)	615,493
29,522	PowerShares Dynamic Financial Sector Portfolio(=)	566,849
17,053	PowerShares Dynamic Industrials Sector Portfolio(=)	510,226
8,442	PowerShares Dynamic Mid Cap Portfolio(=)	211,642
8,056	PowerShares Dynamic Pharmaceuticals Portfolio(=)	186,013
28,612	PowerShares Dynamic Technology Sector Portfolio(=)	751,637
74,629	PowerShares High Yield Equity Dividend AchieversTM Portfolio(=)	644,794
17,029	PowerShares Zacks Micro Cap Portfolio(=)	201,283
		6,508,373
	Fixed Income Funds - 41.9%
6,051	iShares iBoxx $ High Yield Corporate Bond Fund	555,361
18,887	JPMorgan Alerian MLP Index ETN	706,185
37,966	PowerShares Active Low Duration Portfolio(=)	960,544
95,189	PowerShares Fundamental High Yield® Corporate Bond Portfolio(=)	1,755,285
25,115	PowerShares VRDO Tax-Free Weekly Portfolio(=)	627,624
21,433	SPDR Barclays Capital High Yield Bond ETF	867,822
29,896	Vanguard Short-Term Corporate Bond ETF*	2,323,218
		7,796,039
	International Equity Funds - 15.0%
13,612	PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio(=)	558,909
7,691	PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio(=)	190,275
43,456	PowerShares FTSE RAFI Emerging Markets Portfolio(=)	1,100,306
24,571	PowerShares International Dividend AchieversTM Portfolio(=)	384,536
3,845	Vanguard FTSE All World ex-US Small-Capital ETF	380,155
3,479	WisdomTree Emerging Markets SmallCap Dividend Fund	180,595
		2,794,776
	Total Exchange Traded Funds (Cost $17,432,446)	18,610,151

	Money Market Fund - 0.1%
14,949	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $14,949)	14,949

	Total Investments (Cost $17,447,395)(a)-100.1%	18,625,100
	Liabilities in excess of other assets-(0.1%)	(9,808)
	Net Assets-100.0%	$18,615,292

Investment Abbreviations:

ETF	- Exchange-Traded Fund
ETN	- Exchange-Traded Note

Notes to Schedule of Investments:

(/) Not considered to be affiliated.

* Non-income producing security.

(=) The Fund and the PowerShares exchange-traded funds have the same investment adviser and therefore, are considered to be affiliated.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
DESCR	10/31/10	at Cost	from Sales	(Depreciation)	Gain (Loss)	01/31/11	Income
PowerShares Active Low Duration Portfolio	$474,143	$499,730	$(7,349)	$(6,712)	$732	$960,544	$1,612
PowerShares Active U.S. Real Estate Fund	299,517	62,200	(12,081)	17,103	(263)	366,476	4,947
PowerShares Dividend Achievers™ Portfolio	2,029,537	730,237	(1,041,775)	41,967	54,013	1,813,979	20,378
PowerShares Dynamic Basic Materials Sector Portfolio	—	185,484	(1,898)	2,697	15	186,298	—
PowerShares Dynamic Consumer Discretionary Sector Portfolio	308,945	604,829	(484,846)	(22,342)	47,097	453,683	2,840
PowerShares Dynamic Energy Sector Portfolio	149,599	395,628	(8,955)	79,157	64	615,493	1,309
PowerShares Dynamic Financial Sector Portfolio	—	733,232	(180,655)	15,543	(1,271)	566,849	3,645
PowerShares Dynamic Industrials Sector Portfolio	239,006	409,985	(178,282)	(5,641)	45,158	510,226	820
PowerShares Dynamic Mid Cap Portfolio	163,804	36,479	(2,321)	13,663	17	211,642	1,016
PowerShares Dynamic Pharmaceuticals Portfolio	247,208	41,817	(108,685)	(1,663)	7,336	186,013	424
PowerShares Dynamic Technology Sector Portfolio	492,347	216,481	(8,220)	51,048	(19)	751,637	310
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	159,537	738,585	(350,670)	(28,102)	39,559	558,909	—
PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio	—	368,180	(179,464)	436	1,123	190,275	—
PowerShares FTSE RAFI Emerging Markets Portfolio	1,366,563	543,976	(820,367)	(24,800)	34,934	1,100,306	13,159
PowerShares Fundamental High Yield® Corporate Bond Portfolio	1,487,641	916,028	(638,076)	2,388	(12,696)	1,755,285	32,583
Powershares High Yield Equity Dividend Achievers™ Portfolio	527,532	115,618	(7,550)	9,228	(34)	644,794	7,435
PowerShares International Dividend Achievers™ Portfolio	311,242	66,459	(4,006)	10,862	(21)	384,536	5,119
PowerShares VRDO Tax Free Weekly Portfolio	499,900	1,305,190	(1,174,300)	55	(3,221)	627,624	1,336
PowerShares Zacks Micro Cap Portfolio	—	199,052	(4,362)	6,545	48	201,283	294
Total Investments in Affiliates	$8,756,521	$8,169,190	$(5,213,862)	$161,432	$212,571	$12,085,852	$97,227

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $17,477,190. The net unrealized appreciation was $1,147,910 which consisted of aggregate gross unrealized appreciation of $1,200,166 and aggregate gross unrealized depreciation of $52,256.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares 1-30 Laddered Treasury Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Value

	United States Government Obligations - 98.1%
	United States Treasury Notes - 32.4%
$8,608,000	4.500%, 02/28/11	$8,636,881
8,318,000	4.625%, 02/29/12	8,703,356
8,494,000	3.875%, 02/15/13	9,068,008
8,432,000	4.000%, 02/15/14	9,202,078
8,458,000	4.000%, 02/15/15	9,305,120
8,312,000	4.500%, 02/15/16	9,334,118
8,311,000	4.625%, 02/15/17	9,374,550
9,046,000	3.500%, 02/15/18	9,516,672
6,475,000	8.875%, 02/15/19	9,292,635
6,522,000	8.500%, 02/15/20	9,305,061
		91,738,479
	United States Treasury Bonds - 65.7%
6,715,000	7.875%, 02/15/21	9,330,701
6,535,000	8.000%, 11/15/21	9,191,889
7,031,000	7.125%, 02/15/23	9,373,202
7,548,000	6.250%, 08/15/23	9,403,155
6,672,000	7.625%, 02/15/25	9,347,058
7,698,000	6.000%, 02/15/26	9,375,925
7,228,000	6.625%, 02/15/27	9,353,487
7,479,000	6.125%, 11/15/27	9,228,383
8,349,000	5.250%, 02/15/29	9,380,886
7,331,000	6.250%, 05/15/30	9,218,733
24,640,000	5.375%, 02/15/31	28,085,756
27,809,000	4.500%, 02/15/36	27,861,142
8,932,000	4.750%, 02/15/37	9,280,911
9,511,000	4.375%, 02/15/38	9,285,114
11,178,000	3.500%, 02/15/39	9,288,225
9,179,000	4.625%, 02/15/40	9,280,832
		186,285,399
	Total Investments (Cost $289,832,532)(a)-98.1%	278,023,878
	Other assets less liabilities-1.9%	5,266,781
	Net Assets - 100.0%	$283,290,659

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $289,832,532. The net unrealized depreciation was $11,808,654 which consisted of aggregate gross unrealized appreciation of $57,330 and aggregate gross unrealized depreciation of $11,865,984.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Build America Bond Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 95.9%
	Ad Valorem Property Tax — 30.2%
$3,000,000	Anchorage Alaska Ser. 10A-2	5.910%	04/01/30	$2,996,310
2,000,000	Austintown Ohio Local School District Ser. 10 SD CRED PROG	6.306	11/01/47	1,798,040
1,000,000	Beaumont California University School District Ser. 09 AGM	7.471	08/01/34	1,022,720
3,000,000	Bexar County Texas Hospital District Ser. 10	5.263	02/15/31	2,711,790
1,500,000	Bexar County Texas Ser. 10	5.755	06/15/40	1,431,540
1,000,000	Bolingbrook Illinois Ref. Ser. 10B AGM	4.940	01/01/21	1,039,260
8,575,000	California State Ser. 09	7.300	10/01/39	8,584,690
3,135,000	California State Ser. 09	7.350	11/01/39	3,156,475
5,995,000	California State Ser. 10	5.950	03/01/18	6,283,419
4,175,000	California State Ser. 10	6.650	03/01/22	4,315,614
4,500,000	California State Ser. 10	7.950	03/01/36	4,613,355
7,500,000	California State Ser. 10	7.625	03/01/40	7,795,800
1,010,000	Carson City Nevada (Water Improvement) Ser. 10A	6.662	11/01/39	959,480
2,050,000	Cedar Cliff Ohio Local School District Ser. 10 SD CRED PROG	5.965	12/01/35	1,861,790
2,000,000	Channelview Texas Independent School District Ser. 10	5.926	08/15/35	1,986,140
2,000,000	Chicago Illinois (Recovery Zone Economic Development) Ser. 10D	6.257	01/01/40	1,735,200
2,000,000	Chicago Illinois (Taxable Project) Ser. 10B	7.517	01/01/40	2,006,220
1,500,000	Chicago Illinois Ser. 10C	6.207	01/01/36	1,311,300
1,500,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.554	07/01/30	1,581,795
1,620,000	Clark County Nevada Las Vegas Convention and Visitors Auth. Ser. 10A	6.754	07/01/38	1,721,056
1,500,000	Contra Costa California Community College District Ser. 10	6.504	08/01/34	1,497,105
1,600,000	Cook County Illinois Community Consolidated (School District No. 65) Ser. 09	4.400	12/01/20	1,634,944
1,500,000	Cook County Illinois Ser. 10D	6.229	11/15/34	1,421,460
1,000,000	Corona-Norco California University School District Ser. 09 AGM	7.343	08/01/35	1,026,180
2,000,000	Corpus Christi Texas Independent School District (School Building) Ser. 10B	6.124	08/15/32	2,042,480
200,000	Delaware State Ser. 09D	5.200	10/01/26	201,930
500,000	Denver Colorado City & County School District No. 1 Ser. 09C	5.664	12/01/33	489,570
1,500,000	Detroit Michigan City School District Ser. 09B	7.747	05/01/39	1,601,325
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.270	09/01/35	1,026,950
1,000,000	Dickinson County Kansas University (School District No. 487) Ser. 10	7.370	09/01/41	1,029,640
1,000,000	Douglas County Nevada School District Ser. 10A	6.110	04/01/30	998,780
200,000	Edgewood Ohio City School District Ser. 09	7.500	12/01/37	202,798
2,000,000	Elgin Ohio Local School District Qualified School Contruction Bonds Ser. 10 SD CRED PROG	5.499	08/31/27	1,863,780
2,000,000	Forsyth County North Carolina Ser. 10	5.166	04/01/30	1,876,300
1,750,000	Glenwood Illinois Ser. 10 AGM	7.030	12/01/28	1,686,212
605,000	Hallettsville Texas Independent School Ser. 10	6.265	08/15/30	593,305
1,000,000	Hallettsville Texas Independent School Ser. 10	6.465	08/15/35	989,660
1,000,000	Hawaii State Ser. 10DX	5.530	02/01/30	954,770
2,000,000	Hayward California Unified School District Ser. 10 AGM	7.350	08/01/43	2,023,100
1,000,000	Hillsborough County Florida Ser. 09B	6.350	07/01/39	1,012,260
1,000,000	Holland Michigan School District Qualified School Construction Bonds (School Building & Site) Ser. 10A	6.300	05/01/27	964,460
5,000,000	Illinois State Ser. 10	6.125	07/01/21	5,005,400
3,000,000	Illinois State Ser. 10	6.630	02/01/35	2,709,000
200,000	Itasca Illinois Ser. 09A	6.100	02/01/34	193,760

	Ad Valorem Property Tax (continued)
$320,000	Itasca Illinois Ser. 09A	6.200%	02/01/39	$310,902
1,250,000	Katy Texas Independent School District Ser. 10	5.999	02/15/30	1,251,600
2,000,000	Kiski Pennsylvania Area School District Ser. 10 AGM	6.526	09/01/31	1,956,940
1,000,000	Lancaster Texas Ser. 10	6.528	02/15/40	986,900
1,000,000	Las Vegas Valley Water District Nevada Ser. 09C	7.263	06/01/34	1,011,850
1,000,000	Las Virgenes California University School District (Election of 2006) Ser. 09B-1	7.262	08/01/34	1,038,570
500,000	Lewisville Texas Independent School District Ser. 10B	6.024	08/12/28	500,815
3,550,000	Lexington-Fayette Urban County Kentucky Government Ser. 10	5.100	09/01/24	3,624,870
375,000	Logan County Kansas Ser. 10	5.200	09/01/25	352,343
3,000,000	Los Angeles California Community College District Ser. 10	6.600	08/01/42	3,116,370
500,000	Los Angeles California Unified School District Qualified School Construction Bonds (Election of 2005) Ser. 10J-1	5.981	05/01/27	481,410
1,000,000	Los Angeles California Unified School District Ser. 10	6.758	07/01/34	1,023,800
200,000	Los Angeles California University School District Ser. 09KRY	5.750	07/01/34	185,012
200,000	Louisville & Jefferson County Kentucky Metro Government (Recovery Zone Economic Development) Ser. 09E	5.450	11/15/27	192,742
500,000	Lubbock Texas Ser. 10B	6.032	02/15/30	500,365
4,300,000	Massachusetts State Ser. 10	4.480	05/01/24	3,971,007
1,000,000	Montgomery County Pennsylvania Ser. 10	6.030	09/01/39	1,004,100
3,000,000	Napa Valley California University School District Ser. 10B	6.507	08/01/43	2,936,820
1,000,000	New Orleans Louisiana Ser. 10A	8.800	12/01/39	1,035,710
3,000,000	New York City New York Ser. 10	4.908	06/01/21	2,902,530
1,000,000	New York City New York Ser. 10	5.817	10/01/31	931,430
9,000,000	New York City New York Ser. 10	5.968	03/01/36	8,952,750
200,000	New York City Ser. 09A-2	5.206	10/01/31	182,112
1,000,000	New York City Ser. 09D-1	6.385	12/01/29	1,008,940
960,000	North Las Vegas Nevada Ser. 10	5.372	06/01/19	994,598
1,000,000	NYE County Nevada Ser. 10B AGM	6.300	08/01/35	972,070
1,000,000	NYE County Nevada Ser. 10B AGM	6.400	08/01/40	981,800
4,000,000	Oak Lawn Illinois Ser. 10	6.110	12/01/35	3,630,960
2,000,000	Ohio State Ser. 10E	4.861	08/01/24	1,923,580
1,000,000	Peoria County Illinois (School District No. 150) Ser. 09D AGC	6.605	12/01/28	991,100
1,450,000	Peoria County Illinois Community Unit School District No. 323 Ser. 10	6.020	04/01/28	1,336,305
1,000,000	Philadelphia Pennsylvania School District Ser. 10	6.615	06/01/30	969,330
1,025,000	Pima County Arizona Unified School District No. 13 Tanque Verde (School Improvement Project of 2009) Ser. 10A-2	5.923	07/01/27	1,033,241
500,000	Pima County Arizona Unified School District No. 20 Vail Ser. 10 AGM	5.700	07/01/24	508,710
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.324	07/01/17	1,005,760
500,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.617	07/01/18	500,510
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.767	07/01/19	995,650
1,000,000	Pima County Tucson Arizona Unified School District No. 1 School Improvement (Project of 2004) Ser. 10E-2	4.967	07/01/20	991,580
1,000,000	Quaker Valley Pennsylvania School District Ser. 10 AGM	5.959	10/01/30	970,520
2,000,000	Round Rock Texas Independent School District Ser. 10	5.774	08/01/30	1,947,000
1,000,000	Round Rock Texas Independent School District Ser. 10B	6.054	08/01/35	976,800
2,000,000	San Antonio Texas Independent School District Ser. 10	6.397	08/15/40	2,048,200
1,500,000	San Francisco California City & County Ser. 10	6.260	06/15/30	1,528,635
3,850,000	San Francisco California City & County Ser. 10D	6.260	06/15/30	3,923,496
1,000,000	San Mateo California Union High School District Ser. 10B	6.733	09/01/34	1,000,140
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.663	08/01/30	1,024,200
1,000,000	Santa Monica California Community College (District 2008 Election) Ser. 10A-1	6.763	08/01/34	1,002,980
1,000,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	5.796	07/01/25	964,570
3,500,000	Santa Monica-Malibu Unified School District California Ser. 10C-1	6.434	07/01/30	3,429,160

	Ad Valorem Property Tax (continued)
$1,000,000	Snohomish County Washington Public Hospital District No. 3 (Cascade Valley Hospital) Ser. 10B	6.329%	12/01/35	$911,570
200,000	Southwestern Community College District California Ser. 09B	7.130	08/01/31	198,088
1,000,000	Tempe Arizona Ser. 10B	4.367	07/01/21	993,930
1,000,000	Tustin Unified School District School Facilities Improvement District No. 2008-1 (2008 Election) Sub-Ser. 10A-1	6.539	08/01/30	1,021,170
1,500,000	Washington State Ser. 2011T	3.640	08/01/19	1,477,365
2,000,000	West Contra Costa California Unified School District Qualified School Construction (Election of 2005) Ser. 10D-1 AGM	6.555	08/01/24	1,993,760
1,500,000	Westlake Ohio City School District Ser. 10	5.728	12/01/35	1,417,980
1,500,000	Westlake Ohio City School District Ser. 10	6.028	12/01/43	1,389,030
2,000,000	Will County Illinois High School (District No. 204 Joliet) Ser. 10	6.204	01/01/30	2,004,480
675,000	Wilson County Tennessee Tenth Special School District Ser. 10	6.130	04/01/35	666,556
10,000,000	Wisconsin State Ser. 10	5.000	05/01/32	9,029,200
				188,171,075
	College Revenue — 6.4%
500,000	Adams State College Colorado (Auxiliary Facilities) Rev. Ser. 09C	6.470	05/15/38	483,790
2,000,000	Bowling Green State University Ohio General Receipts Ser. 10	6.730	06/01/39	2,019,040
1,000,000	California Infrastructure & Economic Development Bank Rev. (California Infrastructure Economic Development) Ser. 10	6.486	05/15/49	989,080
1,000,000	Colorado State Board Governors University Enterprise System Rev. Ser. 10	5.957	03/01/33	977,600
1,145,000	Elizabeth City North Carolina University Rev. Ser. 10 AGM	8.097	04/01/32	1,154,126
1,500,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.099	07/01/25	1,592,745
1,300,000	Fau Finance Corp. Florida Capital Improvement Rev. Ser. 10	7.439	07/01/30	1,356,017
535,000	Florida State International University (Parking Facility) Rev. Ser. 09B	6.500	07/01/29	531,555
2,000,000	Indiana University Rev. Ser. 10	5.536	06/01/30	1,890,120
1,500,000	Indiana University Rev. Ser. 10	5.636	06/01/35	1,397,850
1,215,000	Mesa State College Colorado (Auxiliary Facilities Enterprise) Rev. Ser. 09B	5.800	05/15/40	1,117,593
5,000,000	Mesa State College Colorodo (Auxilary Facilities Enterprise) Rev. Ser. 10B	6.746	05/15/42	4,953,050
1,000,000	Michigan State University Rev. General Ser. 10A	6.173	02/15/50	970,320
3,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10	6.190	07/01/40	2,701,920
1,000,000	New Mexico State University Regents Improvement Rev. Ser. 10B	6.124	04/01/30	1,007,840
1,000,000	North Carolina State University at Raleigh Rev. Ser. 10B	5.927	10/01/30	1,000,410
3,000,000	Northern Arizona University Rev. (Arizona Board of Regents) Ser. 10A	6.593	08/01/30	2,917,710
500,000	Northern Arizona University System Rev. Ser. 09A	6.687	06/01/39	494,735
250,000	Oakland University Michigan Rev. Ser. 09B	7.150	03/01/39	243,625
1,000,000	Pennsylvania State Higher Educational Facilties Auth. Rev. (Temple University) Ser. 10	6.141	04/01/30	1,006,350
1,000,000	University of California Rev. Ser. 10	5.946	05/15/45	911,080
1,000,000	University of Cincinnati Ohio General Receipts Ser. 10C AGM	5.017	06/01/20	993,830
500,000	University of Colorado Enterprise System Rev. Sub-Ser. 09B-2	6.114	06/01/29	499,620
3,000,000	University of Hawaii Rev. Ser. 10	5.834	10/01/30	2,801,760
1,000,000	University of Idaho University Rev. General Ser. 10C	6.520	04/01/41	997,270
250,000	University of Michigan (University Rev.) Ser. 10A	5.513	04/01/30	249,802
500,000	University of North Carolina University Ser. 09B	5.757	12/01/39	492,825
2,000,000	University of Washington University Rev. Ref. Ser. 10B	4.897	10/01/33	1,828,600
500,000	Utah State Board of Regents Auxiliary & Campus Facilities System Rev. Ser. 10	6.186	04/01/30	495,850
1,435,000	Washington State Biomedical Research Facilities No. 3 Ser. 10B	6.416	07/01/30	1,398,580
250,000	Wayne State University Ser. 09B	6.536	11/15/39	241,067
				39,715,760
	Electric Power Revenue — 6.8%
1,000,000	American Municipal Power, Inc. (Combined Hydroelectric Projects) Ser. 10	7.834	02/15/41	1,075,790
1,000,000	American Municipal Power, Inc. Ohio Ser. 10	5.939	02/15/47	840,280
2,000,000	American Municipal Power, Inc. Ser. 10	7.499	02/15/50	2,038,120

	Electric Power Revenue (continued)
$200,000	Anchorage Alaska Electric Utilities Rev. Ser. 09B	6.558%	12/01/39	$199,668
750,000	Benton County Washington Public Utility (District No. 1 Electric) Rev. Ser. 10	6.546	11/01/30	748,005
6,500,000	Cowlitz County Washington Public Utility (District No. 1 Electric) Ser. 10	6.884	09/01/32	6,495,125
2,000,000	Douglas County Washington Public Utility District No. 001 Wells Hydroelectric Ser. 10B	5.245	09/01/30	1,866,580
1,280,000	Douglas County Washington Public Utility District No. 001 Wells Hydroelectric Ser. 10B	5.495	09/01/40	1,168,320
2,500,000	Grant County Washington Public Utility (District No. 2 Priest Rapids Hydro Electric) Ref. Ser. 10L	5.730	01/01/30	2,320,200
2,000,000	Grays Harbor County Washington Public Utility District No. 1 Electric Rev. Ser. 10A	6.707	07/01/40	2,043,360
500,000	JEA Florida Electric Systems Rev Ser. 09F	6.406	10/01/34	498,125
1,500,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.000	07/01/41	1,528,725
4,000,000	Los Angeles California Department Water & Power Rev. Ser. 10	5.716	07/01/39	3,674,800
2,000,000	Los Angeles California Department Water & Power Rev. Ser. 10	6.166	07/01/40	1,882,900
500,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 09A	6.790	01/01/29	496,380
1,000,000	Missouri Joint Municipal Electric Utility Commission Power Project Rev. Ser. 10	7.597	01/01/32	1,057,280
2,450,000	Modesto California Irrigation District Financing Auth. Electric System Rev. Ser. 10A	5.477	10/01/19	2,449,289
500,000	Municipal Electric Auth. of Georgia Ser. 10	6.655	04/01/57	486,655
250,000	Northern Illinois Municipal Power Agency Power Project Rev. Ser. 10	7.620	01/01/30	263,288
1,000,000	Nothern California Power Agency Rev. (Lodi Energy Center) Ser. 10B	7.311	06/01/40	1,007,770
1,000,000	Oklahoma State Municipal Power Auth. (Power Supply System) Rev. Ser. 10	6.440	01/01/45	968,460
1,000,000	Sacramento County California Municipal Utility District Electric Rev. Ser. 10	6.156	05/15/36	942,760
1,900,000	Southern California Public Power Auth. (Power Project) Rev. Ser. 10	5.843	07/01/30	1,791,643
2,000,000	Southern California Public Power Auth. Rev. Ser. 10	5.921	07/01/35	1,857,420
2,570,000	Tacoma Washington Electric System Rev. Ser. 10 AGM	5.791	01/01/32	2,472,160
2,000,000	Tacoma Washington Electric System Rev. Ser. 10	5.966	01/01/35	1,959,800
				42,132,903
	Fuel Sales Tax Revenue — 3.0%
5,000,000	Cape Coral Florida Gas Tax Rev. Ser. 10B	7.147	10/01/30	5,236,100
1,000,000	Clark County Nevada Highway Improvement Rev. (Motor Vehicle Fuel) Ser. 10A-1	6.350	07/01/29	998,850
1,000,000	Kansas State Department Transportation Highway Rev. Ser. 10	4.596	09/01/35	879,000
1,000,000	Oregon State Department of Transportation Highway User Tax Rev. (Sub-Lien) Ser. 10A	5.834	11/15/34	999,150
2,000,000	Washington State Ser. 10	5.090	08/01/33	1,876,440
1,400,000	Washoe County Nevada Highway Rev. Ser. 10	7.063	02/01/30	1,455,944
5,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.213	02/01/39	5,164,350
2,000,000	Washoe County Nevada Highway Rev. Ser. 10	7.969	02/01/40	2,173,240
				18,783,074
	General Fund — 2.1%
3,000,000	California State Ser. 10	7.700	11/01/30	3,050,790
7,890,000	California State Various Purpose Ser. 09	7.550	04/01/39	8,132,775
2,000,000	Kauai County Hawaii Ser. 10	5.763	08/01/33	1,978,380
				13,161,945
	Highway Tolls Revenue — 4.1%
5,000,000	Bay Area Toll Auth. California (Toll Bridge) Rev. Ser. 10S-1	6.793	04/01/30	5,079,750
595,000	Idaho Housing & Financing Association Ser. 10A-2	6.348	07/15/28	617,842
200,000	Illinois State Toll Highway Auth. Toll Highway Rev Ser. 09A	5.293	01/01/24	194,042
1,000,000	Missouri State Highway & Transportation Commission State Road Rev. Ser. 10	5.020	05/01/25	985,920
250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.259	11/01/29	252,465

	Highway Tolls Revenue (continued)
$250,000	New Hampshire State Turnpike System Rev. Ser. 09B	6.009%	11/01/39	$238,773
500,000	New Jersey State Turnpike Auth. Rev. Ser. 10A	7.102	01/01/41	533,640
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.410	02/01/30	4,999,200
5,000,000	North Texas Tollway Auth. Rev. Subordinate Lien Ser. 10B-2	8.910	02/01/30	5,123,900
3,000,000	Pennsylvania State Turnpike Commission Turnpike Rev. Ser. 10B	5.561	12/01/49	2,580,150
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.028	04/01/26	1,951,140
2,000,000	Texas State Transportation Commission Rev. (First Tier) Ser. 10B	5.178	04/01/30	1,953,880
1,200,000	Triborough Bridge & Tunnel Auth. Ser. 09B	5.500	11/15/39	1,104,300
				25,615,002
	Hospital Revenue — 1.6%
1,000,000	Cuyahoga County Ohio Hospital Rev. Ser. 10	8.223	02/15/40	1,033,810
2,000,000	King County Washington Public Hospital District No. 1 Hospital Facilities Rev. Ser. 10	7.900	06/15/30	2,027,380
3,000,000	Lee Memorial Health System Florida Hospital Rev. Ser. 10A	7.281	04/01/27	3,128,280
1,000,000	Medical Center Educational Building Corp. Mississippi Rev. Ser. 10	6.692	06/01/32	986,700
1,000,000	New Liberty Missouri Hospital District Hospital Rev. Ser. 10B	7.000	12/01/35	996,360
1,000,000	Oak Valley California Hospital District (Health Facility) Rev. Ser. 10B	9.000	11/01/39	953,580
500,000	Tangipahoa Parish Louisiana Hospital Service District No. 1 (North Oaks Health System) Ser. 09A AGC	7.200	02/01/42	496,315
500,000	University California Regents Medical Center Pooled Rev. Ser. 09F	6.458	05/15/29	496,025
				10,118,450
	Hotel Occupancy Tax — 1.1%
2,780,000	Dallas Texas Convention Center Hotel Development Corp. Ser. 09	7.088	01/01/42	2,788,868
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10A-2	7.431	07/01/43	2,092,020
2,000,000	Metropolitan Government of Nashville & Davidson County Convention Center Auth. Ser. 10B	6.731	07/01/43	1,939,060
				6,819,948
	Income Tax Revenue — 0.8%
1,500,000	District of Columbia Income Tax Rev. Ser. 10	5.582	12/01/35	1,480,245
200,000	New York State Dormitory Auth. State (Personal Income Tax) Rev. Ser. 09F	5.292	03/15/25	194,602
1,400,000	New York State Dormitory Auth. State Personal Income Tax Rev. Ser. 10C	4.904	02/15/23	1,353,520
2,000,000	New York State Urban Development Corp. Rev. State Personal Income Tax Rev. Ser. 10C	5.838	03/15/40	1,999,300
				5,027,667
	Lease Revenue — 8.6%
300,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.674	06/01/30	288,153
1,000,000	Beverly Hills California Public Financing Auth. Lease Rev. (Various Projects) Ser. 10C	6.774	06/01/40	984,110
2,000,000	Brighton Colorado COP Ser. 10B AGM	6.550	12/01/30	1,899,940
2,000,000	California State Public Works Board Lease Rev. (California State University Projects) Ser. 10B-2	7.804	03/01/35	1,964,560
2,500,000	California State Public Works Board Lease Rev. (University of California Projects) Ser. 10C-2	7.004	03/01/35	2,492,300
500,000	California State Public Works Board Ser. 09-G-2	8.361	10/01/34	517,420
4,000,000	California State Public Works Board Ser. 10A-2	8.000	03/01/35	3,916,120
1,000,000	Camden County New Jersey Improvement Auth. Lease Rev. Ser. 10	7.747	07/01/34	1,019,730
5,000,000	Colorado State Building Excellent Schools Today COP Ser. 10B	6.242	03/15/30	5,024,400
3,000,000	Colorado State Building Excellent Schools Today COP Ser. 10E	7.017	03/15/31	3,124,680
1,000,000	Columbus Indiana Multi-High School Building Corp. Ser. 10	6.446	01/15/30	1,003,730
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.279	06/01/25	1,964,440
2,000,000	Consolidated Wyoming Municipalities Electric Power System Joint Powers Board (Gillette Electric) Ser. 10B	6.854	06/01/35	1,936,400
280,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/17	276,559

	Lease Revenue (continued)
$2,000,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	7.150%	06/01/27	$1,945,400
1,000,000	Franklin County Ohio Convention Facilities Auth Ser. 10	6.390	12/01/30	1,007,740
500,000	Las Vegas Nevada COP (City Hall Project) Ser. 09B	7.750	09/01/29	523,510
500,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Recovery Zone Economic Development) Ser. 09D	7.757	09/01/39	499,210
1,000,000	Menlo Park California Fire Protection District COP Ser. 09B	7.138	08/01/29	990,690
2,000,000	Miami-Dade County Florida School Board COP Ser. 10	6.935	06/15/32	1,936,040
1,500,000	Michigan Finance Auth. Local Government Loan Program (Local Project) Ser. 10E	8.369	11/01/35	1,575,975
1,000,000	New Jersey State Educational Facilities Auth. Rev. Ser. 10B	7.225	07/01/30	1,031,310
2,000,000	New York City Educational Construction Fund Rev. Ser. 10	6.000	04/01/35	1,883,000
2,000,000	Ohio State Building Auth. State Facilities (Administration Building) Ser. 10B	6.103	10/01/29	2,015,560
1,000,000	Passaic County New Jersey Ser. 10	6.540	08/01/31	963,990
500,000	Peoria Illinois Public Building Commission (School District Facilities) Rev. Ser. 09C AGC	6.580	12/01/29	495,685
1,000,000	Prescott Arizona Municipal Property Corp. Rev. Ser. 10	6.245	07/01/29	1,002,400
3,000,000	Regional Transportation District Colorado COP Ser. 10	7.672	06/01/40	2,977,380
500,000	Salt Lake County Utah Municipal Building Auth. (Lease Rev.) Ser. 09B	5.820	12/01/29	500,500
3,000,000	San Francisco California City and County COP Ser. 09D	6.487	11/01/41	2,753,490
1,000,000	St. Charles Missouri COP Ser. 10B	5.650	02/01/30	921,310
2,000,000	USF Financing Corp. Florida COP Ser. 10	8.548	07/01/40	2,161,900
2,250,000	Williamsburg County South Carolina Public Facilities Corp. (Installment Purchase Rev.) Ser. 10	6.526	12/01/30	2,147,872
				53,745,504
	Miscellaneous Revenue — 6.2%
500,000	Battery Park City Auth. Rev. Ser. 09A	6.375	11/01/39	501,765
500,000	Camden County New Jersey Improvement Auth. Rev. Ser. 09A	6.180	01/15/27	495,980
2,000,000	Commonwealth Financing Auth. Pennsylvania Rev. Ser. 10	5.587	06/01/30	1,870,480
5,000,000	Illinois State Ser. 10	4.550	07/01/14	5,083,500
1,500,000	Illinois State Ser. 10	7.350	07/01/35	1,459,200
1,000,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10	5.854	01/15/30	990,260
3,500,000	Indianapolis Indiana Local Public Improvement Bond Bank Ser. 10B-2	5.966	01/15/30	3,562,090
500,000	Jacksonville Florida Special Rev. Ser. 09C-2	4.990	10/01/21	497,925
500,000	Kansas State Development Finance Auth. Rev. (Kansas State Projects) Ser. 10E-2	6.120	11/01/29	503,955
2,000,000	Kansas State Development Finance Auth. Rev. Ser. 10	5.945	03/01/30	1,946,180
7,000,000	Miami-Dade County Florida Special Obligation Ser. 10B	6.743	04/01/40	6,853,280
5,000,000	Mississippi Development Bank Special Obligation Ser. 10	6.413	01/01/40	4,878,000
3,000,000	New Jersey Economic Development Auth. Rev. Ser. 10CC-1	6.425	12/15/35	2,834,250
3,000,000	Ohio State Water Development Auth. Water Pollution Control Loan Fund Rev. (Water Quality) Ser. 10B-2	4.879	12/01/34	2,848,230
1,000,000	Port St. Lucie Florida Stormwater Utility Rev. Ser. 10A AGC	7.376	05/01/39	1,013,590
2,000,000	St. Cloud Florida Capital Improvement Rev. Ser. 10B AGM	5.849	09/01/30	1,842,300
1,500,000	Virginia College Building Auth. (Educational Facilities) Rev. Ser. 09F-2	5.625	02/01/28	1,505,775
				38,686,760
	Multiple Utility Revenue — 0.7%
1,000,000	Austin Texas Electric Utility System Rev. Ser. 10	4.536	11/15/20	1,000,390
2,000,000	Colorado Springs Colorado Utilities Rev. Ser. 10	5.467	11/15/40	1,847,480
1,500,000	Colorado Springs Colorodo Utilities Rev. Ser. 10	6.615	11/15/40	1,613,460
				4,461,330
	Parimutuel Betting — 0.7%
2,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.041	07/01/25	2,532,875
1,500,000	Florida State Board of Education Lottery Rev. Ser. 10	6.584	07/01/29	1,492,605
				4,025,480
	Port, Airport & Marina Revenue — 3.4%
1,000,000	Alaska State International Airports Rev. Ser. 10D	6.284	10/01/35	947,720
5,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.845	01/01/38	4,835,850

	Port, Airport & Marina Revenue (continued)
$5,000,000	Chicago Illinois O’Hare International Airport Ser. 10	6.395%	01/01/40	$4,736,050
2,000,000	Clark County Nevada Airport System Rev. Ser. 10C	6.820	07/01/45	1,966,580
1,500,000	Denver Colorado City & County Airport Rev. Ser. 09	6.414	11/15/39	1,460,295
250,000	Long Beach California Senior Airport Rev. Ser. 09C	7.765	06/01/39	240,173
1,910,000	San Diego County California Regional Airport Auth. Airport Rev. Subordinate Ser. 10C	6.628	07/01/40	1,821,395
5,000,000	South Jersey Port Corp. New Jersey Rev. (Marine Terminal) Ser. 09-P-3	7.365	01/01/40	5,109,200
				21,117,263
	Resource Recovery Revenue — 0.6%
3,905,000	Delaware State Solid Waste Auth. Solid Waste System Rev. Ser. 10B	4.970	06/01/19	3,902,110

	Sales Tax Revenue — 2.5%
1,000,000	Broward County Florida Half-Cent Sales Tax Rev. Ser. 10	5.764	10/01/25	994,440
1,000,000	Florida State Department Environmental Protection Preservation Rev. Ser. 10B	7.045	07/01/29	1,011,590
200,000	Glendale Arizona Municipal Property Corp. (Excise Tax) Rev. Ser. 08B AGM	6.157	07/01/33	185,346
2,000,000	Massachusetts Bay Transportation Auth. Sales Tax Rev. Ser. 10	5.769	07/01/31	2,022,100
250,000	Massachusetts State School Building Auth. Dedicated Sales Tax Rev. Ser. 09B	5.715	08/15/39	250,800
2,500,000	Miami-Dade County Florida Transit Sales Surtax Rev. Ser. 10B	5.534	07/01/32	2,343,475
3,000,000	New York City Transitional Finance Auth. Rev. Ser. 10	5.508	08/01/37	2,861,730
1,000,000	Sarasota County Florida Capital Improvement Rev. Ser. 10	6.696	10/01/29	1,004,530
2,105,000	Sioux Falls South Dakota Sales Tax Rev. (Recovery Zone Economic Development) Ser. 09B-2	5.750	11/15/27	2,119,209
3,000,000	Washoe County Nevada Sales Tax Rev. Ser. 10	7.451	02/01/40	2,967,090
				15,760,310
	Sewer Revenue — 4.3%
500,000	Eagle River Colorado Water & Sanitation District Ser. 09B	6.790	12/01/39	488,815
1,500,000	East Baton Rouge Louisiana Sewerage Commission Rev. Ser. 10	6.087	02/01/45	1,437,255
3,000,000	East Bay California Municipal Utility District Wastewater System Rev. Ser. 10	5.026	06/01/32	2,710,890
500,000	Hollywood Florida Water & Sewer Improvement Rev. Ser. 10B	7.198	10/01/39	510,180
1,030,000	Jurupa California Community Services District COP Ser. 10B	6.347	09/01/25	1,067,389
1,070,000	Jurupa California Community Services District COP Ser. 10B	6.497	09/01/26	1,110,071
1,125,000	Jurupa California Community Services District COP Ser. 10B	6.597	09/01/27	1,163,689
1,170,000	Jurupa California Community Services District COP Ser. 10B	6.697	09/01/28	1,207,522
500,000	Knoxville Tennessee Waste Water System Rev. Ser. 10	6.300	04/01/45	505,840
200,000	Memphis Tennessee Sanitary Sewage System Rev. Ser. 09B AGC	6.300	10/01/29	199,762
500,000	Metropolitan St. Louis Missouri Wastewater System Rev. Ser. 10B	5.856	05/01/39	496,260
1,000,000	Millbrae California Wastewater Rev. COP Ser. 09A	7.423	12/01/39	988,480
2,000,000	Sacramento County California Sanitation Districts Financing Auth. Rev. Ser. 10A	6.325	08/01/40	1,975,820
5,000,000	San Francisco California City & County Public Utilities Commission Ser. 10	5.750	10/01/35	4,448,900
200,000	Sarasota Florida Water & Sewer System Rev. Ser. 10B	5.425	10/01/30	182,296
3,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.500	06/01/30	3,069,090
5,000,000	Timpanogos Special Service District Utah Sewer Rev. Ser. 10 AGM	6.680	06/01/35	5,124,800
				26,687,059
	Special Assessment — 0.2%
1,500,000	Macomb Interceptor Drainage District Michigan Ser. 10A	5.375	05/01/35	1,329,900

	Tax Increment Revenue — 0.8%
2,375,000	Orlando Florida Community Redevelopment Agency Tax Increment Rev. (Orlando Community Redevelopement) Ser. 10B	7.784	09/01/40	2,461,284
500,000	Pensacola Florida Redevelopment Rev. Ser. 09B	7.263	04/01/33	512,450
1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	7.930	08/01/30	1,000,650

	Tax Increment Revenue (continued)
$1,000,000	Temecula California Redevelopment Agency Tax Allocation Rev. (Temecula Redevelopement No. 1) Ser. 10B	8.180%	08/01/39	$1,000,640
				4,975,024
	Tobacco & Liquor Taxes — 0.2%
1,000,000	Ohio State Ser. 10	5.651	10/01/23	1,023,650

	Transit Revenue — 4.6%
1,000,000	Maryland State Transportation Auth. (Transportation Facilities Projects) Rev. Ser. 10B	5.604	07/01/30	981,860
2,000,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund (Metro Transit Auth.) Ser. 10A-2	6.089	11/15/40	1,919,320
5,000,000	Metropolitan Transportation Auth. New York Rev. (Transportation) Ser. 10C-1	4.969	11/15/18	4,942,200
3,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 09	5.871	11/15/39	2,750,880
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10	6.648	11/15/39	1,010,610
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	7.134	11/15/30	1,029,910
1,000,000	Metropolitan Transportation Auth. New York Rev. Ser. 10E	6.814	11/15/40	1,028,690
500,000	Metropolitan Transportation Auth. New York Transportation Rev. Ser. 10A	6.668	11/15/39	500,465
1,000,000	New Jersey State Transportation Trust Fund Auth System Ser. 10B	6.561	12/15/40	1,002,640
11,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	5.754	12/15/28	10,616,100
3,000,000	New Jersey State Transportation Trust Fund Auth. Ser. 10C	6.104	12/15/28	2,979,870
				28,762,545
	Water Revenue — 7.0%
500,000	Arapahoe County Colorado Water & Wastewater Auth. Rev. Ser. 09A	6.680	12/01/39	497,405
1,500,000	Beaumont Texas Waterworks & Sewer System Ser. 10B	6.007	09/01/30	1,439,475
2,000,000	Central Utah Water Conservancy District Rev. Ser. 10A	5.450	10/01/28	1,838,160
200,000	Davie Florida Water & Sewer Rev. Ser. 10B AGM	6.599	10/01/30	200,104
1,000,000	East Bay California Municipal Utility District Water System Rev. Ser. 10	5.874	06/01/40	984,430
2,000,000	Fresno California Water System Rev. Ser. 10A-2	6.500	06/01/30	2,010,120
1,250,000	JEA Florida Water & Sewer System Rev. Ser. 10A	6.210	10/01/33	1,260,500
2,000,000	Jurupa California Community Services District COP (Water Bonds) Ser. 10B	7.192	09/01/40	2,002,760
125,000	Kalamazoo Michigan Water Supply System Rev. Ser. 09	6.710	09/01/34	122,815
350,000	Lake City Florida Utility Rev. Ser. 10 AGM	6.175	07/01/35	333,683
2,000,000	Los Angeles California Department of Water & Power Rev. Ser. 10	7.003	07/01/41	2,013,920
500,000	Los Angeles California Department of Water & Power Water System Rev. Ser. 09C	5.381	07/01/24	473,495
2,500,000	Massachusetts State Water Pollution Abatement Trust Ser. 10	5.192	08/01/40	2,383,950
1,000,000	Metropolitan Water District of Southern California Ser. 10	6.947	07/01/40	1,037,430
1,000,000	Moulton-Niguel California Water District COP Ser. 09	6.790	09/01/29	1,022,060
2,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.724	06/15/42	1,944,240
1,100,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	6.124	06/15/42	1,054,735
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.790	06/15/41	917,420
1,500,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. Ser. 10	5.440	06/15/43	1,386,555
1,000,000	New York City Municipal Water Financing Auth. Water & Sewer Rev. Ser. 10DD	6.452	06/15/41	993,570
1,000,000	New York State Environmental Facilities Corp. (State Clean Water & Drinking) Ser. 10	5.707	06/15/30	996,210
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.570	12/15/29	512,495
500,000	Passaic Valley New Jersey Water Commission Water Supply Rev. Ser. 09B	7.820	12/15/39	505,395
3,000,000	Polk County Florida Utility System Rev. Ser. 10B	5.935	10/01/40	2,724,270

	Water Revenue (continued)
$500,000	Riverside California Water Rev. Ser. 09B	6.349%	10/01/39	$482,020
500,000	San Diego County California Water Auth. (Financing Agency Water) Rev. Ser. 10B	6.138	05/01/49	512,365
3,000,000	San Francisco California City & County Public Utilities Commission Water Rev. Ser. 10DE	5.700	11/01/27	2,868,840
500,000	Sarasota County Florida Utility System Rev. Ser. 10	7.126	10/01/30	533,965
2,000,000	Seminole County Florida Water & Sewer Rev. Ser. 10B	6.443	10/01/40	2,008,760
2,000,000	South Central Connecticut Regional Water Auth. Water System Rev. Ser. 10	6.243	08/01/30	1,973,940
1,500,000	Sunrise Florida Utility System Rev. Ser. 10B	5.813	10/01/30	1,413,315
1,000,000	Tacoma Washington Water System Rev. Ser. 10B	5.371	12/01/30	954,010
1,275,000	Tucson Arizona Water Rev. Ser. 10	5.789	07/01/26	1,239,377
2,500,000	Upper Eagle Regional Water Auth. Colorodo Rev. Ser. 10	6.518	12/01/39	2,508,325
500,000	Western Nassau County Water Auth. Water System Rev. Ser. 10	6.701	04/01/40	516,740
				43,666,854
	Total Municipal Bonds (Cost $607,819,814)			597,689,613

Number of Shares
	Money Market Fund—1.6%
9,632,609	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $9,632,609)			9,632,609

	Total Investments (Cost $617,452,423)(a)(b)— 97.5%			607,322,222
	Other assets less liabilities—2.5%			15,697,471
	Net Assets—100.0%			$623,019,693

Investment Abbreviations:

Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
SD CRED PROG	- School District Credit Program

Notes to Schedule of Investments:

(a) This table, as of January 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	5.6%

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $617,452,423. The net unrealized depreciation was $10,130,201 which consisted of aggregate gross unrealized appreciation of $4,669,899 and aggregate gross unrealized depreciation of $14,800,100.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares CEF Income Composite Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Closed-End Funds - 100.0%
	Bonds - 35.2%
944,957	AllianceBernstein Income Fund	$7,361,215
89,051	BlackRock Core Bond Trust	1,091,765
166,903	BlackRock Credit Allocation Income Trust II, Inc.	1,618,959
74,931	BlackRock Credit Allocation Income Trust III, Inc.	783,029
214,431	BlackRock Credit Allocation Income Trust IV	2,601,048
36,594	BlackRock Enhanced Government Fund, Inc.	565,377
123,657	BlackRock Income Opportunity Trust, Inc.	1,175,978
258,782	BlackRock Income Trust, Inc.	1,754,542
96,999	BlackRock Limited Duration Income Trust	1,638,313
60,693	Duff & Phelps Utility and Corporate Bond Trust, Inc.	676,120
52,094	Eaton Vance Short Duration Diversified Income Fund	877,263
31,744	Federated Enhanced Treasury Income Fund	514,253
70,141	Franklin Templeton Limited Duration Income Trust	925,861
37,980	Guggenheim Build America Bonds Managed Duration Trust	691,236
36,967	Invesco Van Kampen Bond Fund (~)	677,975
194,832	MFS Charter Income Trust	1,804,144
71,672	MFS Government Markets Income Trust	478,052
293,875	MFS Intermediate Income Trust	1,851,413
276,149	MFS Multimarket Income Trust	1,872,290
57,959	Nuveen Build American Bond Term Fund	1,039,785
24,523	Nuveen Global Government Enhanced Income Fund	371,033
49,905	Nuveen Mortgage Opportunity Term Fund	1,252,116
176,074	Nuveen Multi-Currency Short-Term Government Income Fund	2,398,128
399,000	Nuveen Multi-Strategy Income and Growth Fund	3,339,630
562,770	Nuveen Multi-Strategy Income and Growth Fund II	4,941,121
213,514	Nuveen Quality Preferred Income Fund	1,590,679
395,105	Nuveen Quality Preferred Income Fund II	3,152,938
77,817	Nuveen Quality Preferred Income Fund III	611,642
80,338	PIMCO Corporate Income Fund	1,333,611
36,942	PIMCO Income Opportunity Fund	971,575
127,167	Putnam Master Intermediate Income Trust	754,100
271,669	Putnam Premier Income Trust	1,749,548
65,136	Strategic Global Income Fund, Inc.	691,093
272,486	Templeton Global Income Fund	2,901,976
334,360	Wells Fargo Advantage Income Opportunities Fund	3,313,508
55,187	Western Asset Global Corporate Defined Opportunity Fund, Inc.	1,006,611
27,667	Western Asset Investment Grade Defined Opportunity Trust, Inc.	555,830
217,908	Western Asset/Claymore Inflation-Linked Opportunities & Income Fund	2,723,850
93,921	Western Asset/Claymore Inflation-Linked Securities & Income Fund	1,169,316
		64,826,923
	Bonds/High Yield - 29.1%
295,972	AllianceBernstein Global High Income Fund, Inc.	4,253,118
112,480	BlackRock Build America Bond Trust	1,988,646
66,440	BlackRock Corporate High Yield Fund III, Inc.	459,100
107,680	BlackRock Corporate High Yield Fund V, Inc.	1,249,088
54,009	BlackRock Corporate High Yield Fund, Inc.	379,143
351,038	BlackRock Debt Strategies Fund, Inc.	1,365,538
46,672	BlackRock Floating Rate Income	741,151
78,855	BlackRock Floating Rate Income Strategies Fund II, Inc.	1,103,182
121,806	BlackRock Floating Rate Income Strategies Fund, Inc.	1,842,925
181,232	BlackRock Senior High Income Fund, Inc.	710,430
36,819	Blackstone / GSO Senior Floating Rate Term Fund	738,957
129,164	Credit Suisse Asset Management Income Fund, Inc.	470,157
79,683	Eaton Vance Floating-Rate Income Trust	1,359,392
374,558	Eaton Vance Limited Duration Income Fund	5,974,200
60,238	Eaton Vance Senior Floating-Rate Trust	1,018,022
97,376	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	1,614,494
47,618	Global High Income Fund, Inc.	609,510
459,299	ING Prime Rate Trust	2,732,829
85,074	John Hancock Preferred Income Fund	1,571,317
76,198	John Hancock Preferred Income Fund II	1,402,805
103,191	John Hancock Preferred Income Fund III	1,648,992
76,540	Morgan Stanley Emerging Markets Debt Fund, Inc.	804,435
56,403	New America High Income Fund, Inc.	562,338
218,925	Nuveen Floating Rate Income Fund	2,734,373
15,276	Nuveen Mortgage Opportunity Term Fund 2	372,887
126,294	PIMCO Corporate Opportunity Fund	2,399,586
47,278	PIMCO Income Strategy Fund	580,101
129,744	PIMCO Income Strategy Fund II	1,350,635
73,956	PIMCO Strategic Global Government Fund, Inc.	772,101
113,906	Templeton Emerging Markets Income Fund	1,860,085
81,102	Wells Fargo Advantage Multi-Sector Income Fund	1,227,884
124,105	Western Asset Emerging Markets Debt Fund, Inc.	2,245,060
114,645	Western Asset Emerging Markets Income Fund, Inc.	1,467,456
45,504	Western Asset Global High Income Fund, Inc.	586,547
163,823	Western Asset High Income Opportunity Fund, Inc.	1,010,788
39,491	Western Asset High Yield Defined Opportunity Fund, Inc.	747,960
89,737	Western Asset Managed High Income Fund, Inc.	550,985
31,969	Western Asset Mortgage Defined Opportunity Fund, Inc.	703,638

	Bonds/High Yield (continued)
20,701	Western Asset Premier Bond Fund	$308,031
		53,517,886
	Option Income - 35.7%
47,577	Advent Claymore Enhanced Growth & Income Fund	566,642
18,156	AGIC International & Premium Strategy Fund	254,547
21,732	BlackRock EcoSolutions Investment Trust	245,572
89,733	BlackRock Enhanced Capital and Income Fund, Inc.	1,318,178
123,676	BlackRock Enhanced Dividend Achievers Trust	1,038,878
91,193	BlackRock Global Energy and Resources Trust	2,710,256
168,380	BlackRock Global Opportunities Equity Trust	3,138,603
23,270	BlackRock Health Sciences Trust	617,353
224,663	BlackRock International Growth and Income Trust	2,300,549
135,644	BlackRock Real Asset Equity Trust	2,000,749
45,955	Columbia Seligman Premium Technology Growth Fund	912,207
84,622	Dow 30 Enhanced Premium & Income Fund, Inc.	891,916
25,787	Dow 30 Premium & Dividend Income Fund, Inc.	380,616
99,521	Eaton Vance Enhanced Equity Income Fund	1,233,065
102,571	Eaton Vance Enhanced Equity Income Fund II	1,234,955
256,355	Eaton Vance Risk-Managed Diversified Equity Income Fund	3,324,924
52,970	Eaton Vance Tax-Managed Buy-Write Income Fund	747,407
199,875	Eaton Vance Tax-Managed Buy-Write Opportunities Fund	2,598,375
476,801	Eaton Vance Tax-Managed Diversified Equity Income Fund	5,397,387
333,806	Eaton Vance Tax-Managed Global Buy-Write Opportunities Fund	4,079,109
968,104	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	10,310,308
71,251	First Trust Enhanced Equity Income Fund	877,812
25,844	ING Asia Pacific High Dividend Equity Income Fund	476,822
37,934	ING Global Advantage and Premium Opportunity Fund	513,247
208,226	ING Global Equity Dividend & Premium Opportunity Fund	2,317,555
66,991	ING Infrastructure Industrials and Materials Fund	1,320,393
42,449	ING Risk Managed Natural Resources Fund	678,759
77,680	Madison/Claymore Covered Call & Equity Strategy Fund	700,674
57,305	NASDAQ Premium Income & Growth Fund, Inc.	836,653
391,003	NFJ Dividend Interest & Premium Strategy Fund	6,881,653
80,138	Nuveen Equity Premium Advantage Fund	1,019,355
49,694	Nuveen Equity Premium and Growth Fund	670,869
96,410	Nuveen Equity Premium Income Fund	1,211,874
157,498	Nuveen Equity Premium Opportunity Fund	1,987,625
46,698	Nuveen Global Value Opportunities Fund	912,946
		65,707,833
	Total Investments (Cost $182,620,887)(a)-100.0%	184,052,642
	Liabilities in excess of other assets-(0.0%)	(3,675)
	Net Assets-100.0%	$184,048,967

Notes to Schedule of Investments:

(~) Affiliated company. The Fund’s Adviser is a subsidiary of Invesco Ltd. and therefore, Invesco Van Kampen Bond Fund is considered to be affiliated with the Fund. The table below shows the transactions in and earnings from the investment in Invesco Van Kampen Bond Fund for the three months ended January 31, 2011.

				Change in
				Unrealized
	Value	Purchases	Proceeds	Appreciation	Realized	Value	Dividend
	10/31/10	at Cost	from Sales	(Depreciation)	Gain	01/31/11	Income
Invesco Van Kampen Bond Fund	$534,633	$200,945	$(4,742)	$(52,957)	$96	$677,975	$7,582

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $183,548,986. The net unrealized appreciation was $503,656 which consisted of aggregate gross unrealized appreciation of $4,344,688 and aggregate gross unrealized depreciation of $3,841,032.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Emerging Markets Sovereign Debt Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Sovereign Debt Obligations— 98.3%
	Brazil— 4.6%
$7,741,000	Republic of Brazil	10.125%	05/15/27	$11,766,320
10,600,000	Republic of Brazil	8.250	01/20/34	14,151,000
11,790,000	Republic of Brazil	7.125	01/20/37	14,089,050
				40,006,370
	Bulgaria— 4.4%
33,326,000	Republic of Bulgaria	8.250	01/15/15	38,491,530

	Colombia— 4.3%
10,200,000	Republic of Colombia	8.125	05/21/24	13,107,000
12,109,000	Republic of Colombia	7.375	09/18/37	14,470,255
9,900,000	Republic of Colombia	6.125	01/18/41	10,147,500
				37,724,755
	El Salvador— 4.4%
18,054,000	Republic of El Salvador	8.250	04/10/32	20,039,940
17,950,000	Republic of El Salvador	7.650	06/15/35	18,398,750
				38,438,690
	Hungary— 4.4%
19,135,000	Republic of Hungary	4.750	02/03/15	18,980,562
19,400,000	Republic of Hungary	6.250	01/29/20	19,465,882
				38,446,444
	Indonesia— 4.5%
12,563,000	Republic of Indonesia	8.500	10/12/35	16,174,863
9,350,000	Republic of Indonesia	6.625	02/17/37	10,042,321
10,950,000	Republic of Indonesia	7.750	01/17/38	13,044,187
				39,261,371
	Lithuania— 4.4%
17,775,000	Republic of Lithuania	6.750	01/15/15	19,165,894
17,005,000	Republic of Lithuania	7.375	02/11/20	18,726,756
				37,892,650
	Mexico— 4.4%
11,642,000	United Mexican States, MTN	8.300	08/15/31	15,483,860
10,350,000	United Mexican States, Series A, MTN	7.500	04/08/33	12,471,750
9,075,000	United Mexican States, Series A, MTN	6.750	09/27/34	10,254,750
				38,210,360
	Pakistan— 4.3%
20,707,000	Islamic Republic of Pakistan	7.125	03/31/16	17,829,452
23,673,000	Islamic Republic of Pakistan	6.875	06/01/17	19,234,312
				37,063,764
	Panama— 4.7%
11,470,000	Republic of Panama	7.250	03/15/15	13,477,250
8,760,000	Republic of Panama	7.125	01/29/26	10,446,300
12,093,000	Republic of Panama	8.875	09/30/27	16,446,480
				40,370,030
	Peru— 4.4%
10,925,000	Republic of Peru	7.350	07/21/25	13,301,187
8,054,000	Republic of Peru	8.750	11/21/33	11,062,169
14,800,000	Republic of Peru	5.625	11/18/50	13,875,000
				38,238,356
	Philippines— 4.7%
10,246,000	Republic of Philippines	9.500	02/02/30	14,600,550
10,685,000	Republic of Philippines	7.750	01/14/31	13,008,988

	Philippines (continued)
$12,180,000	Republic of Philippines	6.375%	10/23/34	$13,016,023
				40,625,561
	Poland— 4.4%
8,800,000	Republic of Poland	3.875	07/16/15	8,922,760
15,522,000	Republic of Poland	5.000	10/19/15	16,432,257
11,250,000	Republic of Poland	6.375	07/15/19	12,598,447
				37,953,464
	Qatar— 4.5%
11,275,000	State of Qatar	6.550	04/09/19	12,980,344
7,867,000	State of Qatar	9.750	06/15/30	11,525,155
14,000,000	State of Qatar	6.400	01/20/40	14,840,000
				39,345,499
	Russia— 4.5%
10,500,000	Russian Foreign Bond - Eurobond	3.625	04/29/15	10,536,750
14,617,000	Russian Foreign Bond - Eurobond	11.000	07/24/18	20,573,427
8,300,000	Russian Foreign Bond - Eurobond	5.000	04/29/20	8,262,650
				39,372,827
	South Africa— 4.6%
10,151,000	Republic of South Africa	6.875	05/27/19	11,572,140
14,500,000	Republic of South Africa	5.500	03/09/20	15,007,500
12,712,000	Republic of South Africa	5.875	05/30/22	13,315,820
				39,895,460
	South Korea— 4.2%
17,488,000	Republic of Korea	5.125	12/07/16	19,049,801
14,400,000	Republic of Korea	7.125	04/16/19	17,262,821
				36,312,622
	Turkey— 4.7%
10,750,000	Republic of Turkey	8.000	02/14/34	12,738,750
13,328,000	Republic of Turkey	6.875	03/17/36	13,861,120
13,500,000	Republic of Turkey	7.250	03/05/38	14,630,625
				41,230,495
	Ukraine— 5.1%
13,425,000	Ukraine Government	6.580	11/21/16	13,492,125
14,240,000	Ukraine Government	6.750	11/14/17	14,311,200
15,700,000	Ukraine Government	7.750	09/23/20	16,053,250
				43,856,575
	Uruguay— 4.5%
30,396,000	Republic of Uruguay	9.250	05/17/17	39,256,434

	Venezuela— 4.4%
14,400,000	Republic of Venezuela	8.500	10/08/14	12,384,000
18,000,000	Republic of Venezuela	5.750	02/26/16	12,915,000
13,543,000	Republic of Venezuela	13.625	08/15/18	13,068,995
				38,367,995
	Vietnam— 3.9%
15,672,000	Socialist Republic of Vietnam	6.875	01/15/16	15,930,854
18,150,000	Socialist Republic of Vietnam	6.750	01/29/20	17,832,375
				33,763,229
	Total Sovereign Debt Obligations (Cost $850,867,838)			854,124,481

Number of Shares
	Money Market Fund—0.2%
2,127,496	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,127,496)	$2,127,496

	Total Investments (Cost $852,995,334)(a)— 98.5%	856,251,977
	Other assets less liabilities—1.5%	12,613,889
	Net Assets—100.0%	$868,865,866

Investment Abbreviations:

MTN	- Medium-Term Notes

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $853,672,310. The net unrealized appreciation was $2,579,667 which consisted of aggregate gross unrealized appreciation of $18,746,750 and aggregate gross unrealized depreciation of $16,167,083.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Fundamental High Yield® Corporate Bond Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Corporate Bonds— 97.6%
	Advertising— 1.3%
$1,600,000	Interpublic Group of Cos., Inc. (The)	6.250%	11/15/14	$1,736,000
1,500,000	Interpublic Group of Cos., Inc. (The)	10.000	07/15/17	1,792,500
1,800,000	Lamar Media Corp.	9.750	04/01/14	2,092,500
				5,621,000
	Aerospace/Defense— 1.0%
1,500,000	Alliant Techsystems, Inc.	6.875	09/15/20	1,556,250
975,000	BE Aerospace, Inc.	8.500	07/01/18	1,065,188
1,500,000	Triumph Group, Inc.	8.625	07/15/18	1,665,000
				4,286,438
	Agriculture— 0.4%
1,600,000	Alliance One International, Inc.	10.000	07/15/16	1,688,000

	Apparel— 0.6%
2,350,000	Hanesbrands, Inc.	8.000	12/15/16	2,549,750

	Auto Parts & Equipment— 1.1%
3,836,000	Goodyear Tire & Rubber Co. (The)	10.500	05/15/16	4,373,040

	Banks— 4.8%
3,500,000	Discover Bank	8.700	11/18/19	4,197,599
1,900,000	M&I Marshall & Ilsley Bank	4.850	06/16/15	1,975,668
1,700,000	Regions Bank	7.500	05/15/18	1,791,759
6,540,000	Regions Financial Corp.	6.375	05/15/12	6,672,847
1,000,000	Regions Financial Corp.	7.750	11/10/14	1,050,854
5,050,000	Synovus Financial Corp.	5.125	06/15/17	4,503,075
				20,191,802
	Beverages— 0.5%
2,091,000	Constellation Brands, Inc.	7.250	09/01/16	2,234,756

	Biotechnology— 0.8%
1,700,000	Life Technologies Corp.	4.400	03/01/15	1,770,433
1,500,000	Talecris Biotherapeutics Holdings Corp.	7.750	11/15/16	1,650,000
				3,420,433
	Building Materials— 1.8%
1,500,000	Masco Corp.	5.875	07/15/12	1,570,043
1,770,000	Masco Corp.	6.125	10/03/16	1,817,740
3,500,000	Owens Corning	9.000	06/15/19	4,138,095
				7,525,878
	Chemicals— 3.5%
3,000,000	Ashland, Inc.	9.125	06/01/17	3,506,250
1,500,000	CF Industries, Inc.	7.125	05/01/20	1,670,625
3,200,000	Huntsman International LLC	8.625	03/15/20	3,552,000
1,800,000	Nalco Co.	8.250	05/15/17	1,986,750
1,840,000	PolyOne Corp.	7.375	09/15/20	1,941,200
1,615,000	Solutia, Inc.	8.750	11/01/17	1,790,631
				14,447,456
	Coal— 0.9%
1,500,000	Arch Coal, Inc.	8.750	08/01/16	1,668,750
2,000,000	Peabody Energy Corp.	6.500	09/15/20	2,132,500
				3,801,250
	Commercial Services— 3.2%
5,154,000	Avis Budget Car Rental LLC	9.625	03/15/18	5,695,170

	Commercial Services (continued)
$1,000,000	Cenveo Corp.	8.875%	02/01/18	$992,500
1,000,000	Corrections Corp. of America	7.750	06/01/17	1,097,500
1,500,000	National Money Mart Co. (Canada)	10.375	12/15/16	1,666,875
1,800,000	PHH Corp.	7.125	03/01/13	1,851,750
2,000,000	United Rentals North America, Inc.	9.250	12/15/19	2,260,000
				13,563,795
	Computers— 0.8%
3,300,000	Seagate Technology HDD Holdings (Cayman Islands)	6.800	10/01/16	3,415,500

	Diversified Financial Services— 7.3%
2,875,000	American General Finance Corp., MTN	6.900	12/15/17	2,515,625
3,990,000	Ford Motor Credit Co. LLC	7.000	10/01/13	4,316,119
4,600,000	Ford Motor Credit Co. LLC	8.000	12/15/16	5,223,834
3,550,000	Icahn Enterprises LP	8.000	01/15/18	3,665,375
1,800,000	International Lease Finance Corp.	6.375	03/25/13	1,885,500
1,000,000	Lazard Group LLC	7.125	05/15/15	1,088,638
1,000,000	Lazard Group LLC	6.850	06/15/17	1,048,860
3,600,000	SLM Corp., Series A, MTN	5.000	10/01/13	3,704,501
3,808,000	SLM Corp., MTN	8.000	03/25/20	3,976,275
3,100,000	Textron Financial Corp.	5.400	04/28/13	3,271,312
				30,696,039
	Electric— 5.6%
4,233,000	AES Corp. (The)	8.000	10/15/17	4,603,388
3,840,000	Ameren Corp.	8.875	05/15/14	4,405,156
5,734,000	Edison Mission Energy	7.000	05/15/17	4,730,550
1,800,000	GenOn Energy, Inc.	7.625	06/15/14	1,899,000
4,323,000	NRG Energy, Inc.	7.375	02/01/16	4,485,112
1,500,000	NRG Energy, Inc.	7.375	01/15/17	1,563,750
1,500,000	Public Service Co. of New Mexico	7.950	05/15/18	1,700,124
				23,387,080
	Electronics— 0.9%
3,100,000	Jabil Circuit, Inc.	8.250	03/15/18	3,565,000

	Entertainment— 1.2%
1,700,000	Cinemark USA, Inc.	8.625	06/15/19	1,848,750
1,500,000	Pinnacle Entertainment, Inc.	8.625	08/01/17	1,650,000
1,500,000	WMG Acquisition Corp.	9.500	06/15/16	1,610,625
				5,109,375
	Food— 4.5%
6,600,000	Dean Foods Co.	7.000	06/01/16	6,369,000
1,500,000	Del Monte Corp.	7.500	10/15/19	1,852,500
1,600,000	Ingles Markets, Inc.	8.875	05/15/17	1,724,000
4,372,000	SUPERVALU, Inc.	8.000	05/01/16	4,284,560
1,000,000	TreeHouse Foods, Inc.	7.750	03/01/18	1,081,250
2,900,000	Tyson Foods, Inc.	10.500	03/01/14	3,465,500
				18,776,810
	Forest Products & Paper— 1.3%
2,000,000	Cascades, Inc. (Canada)	7.750	12/15/17	2,090,000
2,600,000	Domtar Corp.	10.750	06/01/17	3,328,000
				5,418,000
	Hand/Machine Tools— 0.6%
2,126,000	Baldor Electric Co.	8.625	02/15/17	2,381,120

	Healthcare-Products— 1.3%
1,600,000	Alere, Inc.	9.000	05/15/16	1,694,000
1,800,000	Boston Scientific Corp.	4.500	01/15/15	1,851,500
1,800,000	Boston Scientific Corp.	6.000	01/15/20	1,868,677
				5,414,177
	Healthcare-Services— 2.7%
1,000,000	Coventry Health Care, Inc.	6.300	08/15/14	1,065,387
1,800,000	Coventry Health Care, Inc.	5.950	03/15/17	1,850,839

	Healthcare-Services (continued)
$3,500,000	Health Net, Inc.	6.375%	06/01/17	$3,570,000
1,600,000	Tenet Healthcare Corp.	9.000	05/01/15	1,776,000
1,000,000	Tenet Healthcare Corp.	10.000	05/01/18	1,178,750
1,650,000	Universal Health Services, Inc.	7.125	06/30/16	1,794,581
				11,235,557
	Holding Companies-Diversified— 0.8%
2,000,000	Leucadia National Corp.	8.125	09/15/15	2,210,000
1,000,000	Leucadia National Corp.	7.125	03/15/17	1,045,000
				3,255,000
	Home Builders— 3.4%
1,500,000	Centex Corp.	6.500	05/01/16	1,558,125
3,500,000	D.R. Horton, Inc.	6.500	04/15/16	3,657,500
2,000,000	KB Home	6.250	06/15/15	2,000,000
2,000,000	Lennar Corp., Series B	5.600	05/31/15	1,980,000
1,500,000	Lennar Corp., Series B	12.250	06/01/17	1,852,500
1,000,000	Pulte Group, Inc.	5.250	01/15/14	1,005,000
1,750,000	Toll Brothers Finance Corp.	8.910	10/15/17	2,066,145
				14,119,270
	Household Products/Wares— 1.1%
4,340,000	Jarden Corp.	7.500	05/01/17	4,589,550

	Internet— 1.2%
1,700,000	Equinix, Inc.	8.125	03/01/18	1,844,500
1,000,000	Expedia, Inc.	7.456	08/15/18	1,125,000
1,500,000	Terremark Worldwide, Inc.	12.000	06/15/17	1,878,750
				4,848,250
	Iron/Steel— 2.0%
1,900,000	AK Steel Corp.	7.625	05/15/20	1,947,500
1,650,000	Steel Dynamics, Inc.	7.375	11/01/12	1,753,125
4,290,000	United States Steel Corp.	7.375	04/01/20	4,472,325
				8,172,950
	Leisure Time— 0.9%
1,750,000	Royal Caribbean Cruises Ltd. (Liberia)	7.000	06/15/13	1,881,250
1,700,000	Royal Caribbean Cruises Ltd. (Liberia)	7.250	06/15/16	1,844,500
				3,725,750
	Lodging— 2.2%
1,500,000	MGM Resorts International	10.375	05/15/14	1,706,250
1,500,000	MGM Resorts International	11.125	11/15/17	1,740,000
1,600,000	Sheraton Holding Corp.	7.375	11/15/15	1,796,000
1,700,000	Starwood Hotels & Resorts Worldwide, Inc.	7.875	10/15/14	1,938,000
1,700,000	Wyndham Worldwide Corp.	6.000	12/01/16	1,792,611
				8,972,861
	Machinery-Diversified— 0.3%
1,200,000	Manitowoc Co., Inc. (The)	8.500	11/01/20	1,299,000

	Media— 2.3%
1,500,000	Cablevision Systems Corp.	7.750	04/15/18	1,601,250
1,600,000	CSC Holdings LLC	8.500	06/15/15	1,760,000
1,700,000	DISH DBS Corp.	6.625	10/01/14	1,785,000
2,743,000	DISH DBS Corp.	7.125	02/01/16	2,880,150
1,500,000	McClatchy Co. (The)	11.500	02/15/17	1,698,750
				9,725,150
	Miscellaneous Manufacturing— 0.4%
1,600,000	SPX Corp.	7.625	12/15/14	1,756,000

	Oil & Gas— 10.7%
4,000,000	Anadarko Petroleum Corp.	5.950	09/15/16	4,392,512
1,840,000	Atlas Energy Operating Co.	10.750	02/01/18	2,256,300
4,413,000	Chesapeake Energy Corp.	6.500	08/15/17	4,600,552
1,500,000	Chesapeake Energy Corp.	6.625	08/15/20	1,560,000
1,700,000	Cimarex Energy Co.	7.125	05/01/17	1,802,000

	Oil & Gas (continued)
$4,000,000	Denbury Resources, Inc.	8.250%	02/15/20	$4,425,000
4,189,000	Forest Oil Corp.	7.250	06/15/19	4,367,032
2,724,000	Newfield Exploration Co.	7.125	05/15/18	2,935,110
1,500,000	Newfield Exploration Co.	6.875	02/01/20	1,620,000
1,700,000	Petrohawk Energy Corp.	7.875	06/01/15	1,810,500
1,500,000	Pioneer Natural Resources Co.	6.650	03/15/17	1,611,602
4,186,000	Plains Exploration & Production Co.	7.750	06/15/15	4,405,765
2,090,000	Pride International, Inc.	6.875	08/15/20	2,293,775
1,500,000	Quicksilver Resources, Inc.	8.250	08/01/15	1,575,000
1,500,000	Range Resources Corp.	6.750	08/01/20	1,582,500
1,400,000	Southwestern Energy Co.	7.500	02/01/18	1,601,250
2,000,000	Tesoro Corp.	6.500	06/01/17	2,050,000
				44,888,898
	Oil & Gas Services— 0.4%
1,406,000	Complete Production Services, Inc.	8.000	12/15/16	1,486,845

	Packaging & Containers— 2.4%
2,525,000	Ball Corp.	6.750	09/15/20	2,676,500
1,600,000	Graphic Packaging International, Inc.	9.500	06/15/17	1,780,000
3,100,000	Owens-Brockway Glass Container, Inc.	7.375	05/15/16	3,386,750
2,000,000	Sealed Air Corp.	7.875	06/15/17	2,237,716
				10,080,966
	Pharmaceuticals— 0.5%
1,800,000	Omnicare, Inc.	7.750	06/01/20	1,899,000

	Pipelines— 3.1%
1,500,000	Crosstex Energy LP	8.875	02/15/18	1,631,250
4,154,000	El Paso Corp.	7.000	06/15/17	4,498,367
1,700,000	El Paso Pipeline Partners Operating Co. LLC	4.100	11/15/15	1,722,754
3,300,000	Energy Transfer Equity LP	7.500	10/15/20	3,543,375
1,700,000	Regency Energy Partners LP	6.875	12/01/18	1,755,250
				13,150,996
	Real Estate— 0.4%
1,500,000	CB Richard Ellis Services, Inc.	11.625	06/15/17	1,747,500

	REITs— 0.8%
3,100,000	Weyerhaeuser Co.	7.375	10/01/19	3,394,903

	Retail— 5.0%
3,300,000	AutoNation, Inc.	6.750	04/15/18	3,423,750
4,800,000	J.C. Penney Co.	5.650	06/01/20	4,656,000
3,675,000	Limited Brands, Inc.	6.900	07/15/17	3,932,250
2,000,000	Macy’s Retail Holdings, Inc.	5.900	12/01/16	2,145,000
1,600,000	Phillips-Van Heusen Corp.	7.375	05/15/20	1,718,000
2,650,000	Rite Aid Corp.	9.750	06/12/16	2,968,000
1,700,000	Wendy’s/Arby’s Restaurants LLC	10.000	07/15/16	1,899,750
				20,742,750
	Semiconductors— 0.8%
3,250,000	Advanced Micro Devices, Inc.	8.125	12/15/17	3,420,625

	Telecommunications— 10.4%
1,500,000	American Tower Corp.	4.625	04/01/15	1,571,566
1,500,000	Cincinnati Bell, Inc.	8.375	10/15/20	1,466,250
3,250,000	Cricket Communications, Inc.	7.750	05/15/16	3,436,875
1,972,000	Crown Castle International Corp.	9.000	01/15/15	2,208,640
1,500,000	Frontier Communications Corp.	6.250	01/15/13	1,597,500
1,600,000	Frontier Communications Corp.	8.500	04/15/20	1,812,000
1,500,000	GCI, Inc.	8.625	11/15/19	1,638,750
1,600,000	Global Crossing Ltd. (Bermuda)	12.000	09/15/15	1,848,000
2,000,000	MetroPCS Wireless, Inc.	6.625	11/15/20	1,935,000
2,458,000	Motorola Solutions, Inc.	6.000	11/15/17	2,681,784

	Telecommunications (continued)
$1,500,000	NII Capital Corp.	10.000%	08/15/16	$1,687,500
5,400,000	Qwest Communications International, Inc.	8.000	10/01/15	5,872,500
2,000,000	SBA Telecommunications, Inc.	8.000	08/15/16	2,195,000
4,680,000	Sprint Nextel Corp.	6.000	12/01/16	4,621,500
3,900,000	Virgin Media Finance PLC, Series 1 (United Kingdom)	9.500	08/15/16	4,450,875
4,166,000	Windstream Corp.	8.625	08/01/16	4,436,790
				43,460,530
	Textiles— 0.8%
3,300,000	Mohawk Industries, Inc., Series D	7.200	04/15/12	3,485,625

	Transportation— 1.6%
1,500,000	Bristow Group, Inc.	7.500	09/15/17	1,590,000
1,700,000	Navios Maritime Holdings, Inc. (Marshall Islands)	8.875	11/01/17	1,844,500
1,000,000	RailAmerica, Inc.	9.250	07/01/17	1,108,750
2,025,000	Teekay Corp. (Marshall Islands)	8.500	01/15/20	2,192,063
				6,735,313
	Total Corporate Bonds (Cost $394,860,799)			408,059,988

Number of Shares
	Money Market Fund—0.5%
2,055,191	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $2,055,191)	2,055,191

	Total Investments (Cost $396,915,990)(a)— 98.1%	410,115,179
	Other assets less liabilities—1.9%	8,058,164
	Net Assets—100.0%	$418,173,343

Investment Abbreviations:

MTN	- Medium-Term Notes
REIT	- Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $396,931,121. The net unrealized appreciation was $13,184,058 which consisted of aggregate gross unrealized appreciation of $14,098,632 and aggregate gross unrealized depreciation of $914,574.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured California Municipal Bond Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.4%
	Ad Valorem Property Tax — 25.9%
$1,350,000	Antelope Valley California Community College District (Election 2004) Ser. 07B NATL RE	5.250%	08/01/39	$1,279,436
500,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000	08/01/37	462,195
1,000,000	Colton California Joint Unified School District (Election 2008) Ser. 09-A AGC	5.375	08/01/34	969,520
1,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	969,250
500,000	Desert California Community College District Ser. 07C AGM	5.000	08/01/37	455,195
1,500,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	1,478,550
500,000	Los Angeles California Community College District (Election 2001) Ser. 07A NATL RE	5.000	08/01/32	464,210
500,000	Los Angeles California Community College District Ref. (Election 2001) Ser. 05A AGM	5.000	08/01/25	503,195
1,505,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	1,393,389
1,100,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07-A-4 AGM	5.000	07/01/31	1,022,791
500,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	466,205
1,500,000	San Bernardino California Community College District (Election 2002) Ser. 08A	6.250	08/01/33	1,583,400
400,000	San Diego California Community College District (Election 2006) Ser. 07 AGM	5.000	08/01/32	383,228
				11,430,564
	College Revenue — 2.0%
500,000	California State University Rev. Systemwide Ser. 07A AGM	5.000	11/01/37	451,580
450,000	University of California General Revenue Ser. 03A AMBAC	5.000	05/15/36	428,872
				880,452
	Electric Power Revenue — 9.9%
800,000	Anaheim California Public Financing Auth. Rev. (Electric System Distribution Facilities) Ser. 02-A AGM	5.000	10/01/31	778,840
2,100,000	California State Department Water Resource Power Supply Rev. Ser. 02A AMBAC	5.500	05/01/15	2,250,948
400,000	Los Angeles California Water & Power Rev. (Power System) Sub-Ser. 07A-1 AMBAC	5.000	07/01/39	375,768
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	960,410
				4,365,966
	General Fund — 0.7%
400,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	316,328

	Highway Tolls Revenue — 0.8%
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	348,544

	Hospital Revenue — 11.2%
2,000,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	1,770,740
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	953,200
1,000,000	California Statewide Communities Development Auth. Rev. (St. Joseph Health System-Remarketed) Insured Ser. 07C FGIC	5.750	07/01/47	931,820

	Hospital Revenue (continued)
$500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050%	08/15/38	$450,805
945,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	831,165
				4,937,730
	Lease Revenue — 19.1%
1,000,000	Carlsbad California University School District COP Ser. 09-A AGC	5.000	10/01/34	900,600
2,000,000	El Dorado California Irrigation District COP Ser. 09-A AGC	5.750	08/01/39	2,039,840
1,500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	1,501,890
1,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	955,860
400,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Police Headquarters FAC Ser. 06A NATL RE	4.250	01/01/37	299,712
500,000	Los Angeles California Municipal Improvement Corp., Lease Rev. Ser. 07B-1 NATL RE	4.750	08/01/37	411,665
1,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	1,022,220
400,000	Santa Clara Valley California Water District (CTFS Partner Water Utility System Improvement) Ser. 07A NATL RE	5.000	06/01/37	383,040
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	921,430
				8,436,257
	Miscellaneous Taxes — 2.3%
1,000,000	Los Angeles County California (Tax & Rev. Anticipation Notes) Ser. 10	2.000	06/30/11	1,006,550

	Port, Airport & Marina Revenue — 3.0%
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,302,060

	Sales Tax Revenue — 4.3%
1,500,000	Los Angeles County California Metropolitan Transportation Auth. Sales Tax Rev. (Proposition A First Tier Senior) Ser. 05-A AMBAC	5.000	07/01/35	1,432,770
500,000	San Mateo County California Transit District (Sales Tax) Rev. Ref. Ser. 05A NATL RE	4.750	06/01/34	441,710
				1,874,480
	Sewer Revenue — 4.6%
400,000	Bakersfield California Wastewater Rev. Ser. 07A AGM	5.000	09/15/32	375,564
400,000	Clovis California Public Financing Auth. Wastewater Rev. Ser. 07 AMBAC	4.500	08/01/38	327,896
500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	462,135
460,000	Hollister California Joint Powers Financing Auth. (Wastewater Rev. Refinancing & Improvement Project) Ser. 01 AGM	5.000	06/01/32	408,397
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	446,475
				2,020,467
	Special Assessment — 3.5%
1,500,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	1,530,255

	Special Tax — 3.0%
1,375,000	Tustin California Unified School District Special Tax Senior Lien (Community Facilities District No. 97-1) Ser. 02A AGM	5.000	09/01/38	1,332,939

	Tax Increment Revenue — 0.6%
400,000	San Jose California Redevelopment Agency Tax Allocation Ref. (Merged Area Redevelopment Project) Ser. 06C NATL RE	4.250	08/01/30	282,052

	Water Revenue — 6.5%
1,000,000	East Bay California Municipal Utility District Water System Rev. Ref. Ser. 07A NATL RE	5.000	06/01/32	1,001,000

	Water Revenue (continued)
$500,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000%	06/01/35	$488,950
500,000	Puerto Rico Commonwealth Aqueduct & Sewer Auth. Rev. (Senior Lien) Ser. 08A AGC	5.125	07/01/47	463,970
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	439,440
500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000	09/01/38	450,460
				2,843,820
	Total Investments (Cost $45,182,677)(a)(b)— 97.4%			42,908,464
	Other assets less liabilities—2.6%			1,158,147
	Net Assets—100.0%			$44,066,611

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. *
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	31.4%
Assured Guaranty Corp.	27.2
National Public Finance Guarantee Corp.	17.6
American Municipal Bond Assurance Corp. *	11.2

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $45,182,677. The net unrealized depreciation was $2,274,213 which consisted of aggregate gross unrealized appreciation of $178,544 and aggregate gross unrealized depreciation of $2,452,757.

* Filed for bankruptcy on November 8, 2010.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured National Municipal Bond Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 97.7%
	Ad Valorem Property Tax — 11.6%
$2,000,000	Arcadia California Unified School District (Election 2006) Ser. 07A AGM	5.000%	08/01/37	$1,848,780
2,150,000	Beaumont Texas Independent School District School Building Ser. 09 AGC	5.000	02/15/38	2,152,172
3,000,000	Beaver County Pennsylvania Ser. 09 AGM	5.550	11/15/31	3,111,150
3,000,000	California State Ser. 05 NATL RE	4.750	03/01/35	2,527,800
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/27	1,405,635
11,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/28	10,714,205
1,500,000	Chicago Illinois Ref. Ser. 10A AGM	5.000	01/01/29	1,383,855
5,000,000	Corona-Norca California Unified School District (Election 2006) Ser. 09B AGC	5.375	02/01/34	4,787,000
2,000,000	Corona-Norco California Unified School District (Election 2006) Ser. 09C AGM	5.500	08/01/39	1,938,500
1,500,000	District of Columbia Ser. 08E BHAC	5.000	06/01/33	1,443,285
1,000,000	El Monte California Union High School District (Election 2008) Ser. 09A AGC	5.500	06/01/34	985,700
2,000,000	Lackawanna County Pennsylvania Ser. 10B AGM	5.000	09/01/35	1,846,860
2,500,000	Los Angeles Unified School District (Election 2002) Ser. 07C AGM	5.000	07/01/32	2,314,600
2,500,000	Philadelphia Pennsylvania Ser. 09B AGC	7.125	07/15/38	2,731,950
3,000,000	Port St. Lucie Florida Utility Rev. Ref. System Ser. 09 AGC	5.000	09/01/35	2,913,120
2,600,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	2,528,942
500,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	464,905
890,000	Reading Pennsylvania School District (State Aid Withholding) Ser. 08 AGM	5.000	03/01/35	869,263
2,000,000	Riverside Community College District (Election 2004) Ser. 07C NATL RE	5.000	08/01/32	1,864,820
2,500,000	San Jacinto Unified School District (Election 2006) Ser. 07 AGM	5.250	08/01/32	2,412,600
2,500,000	Victor Valley California Union High School District (Election 2008) Ser. 09A AGC	5.000	08/01/34	2,321,900
2,535,000	Yosemite California Community College District (Election 2004) Ser. 08C AGM	5.000	08/01/32	2,397,704
				54,964,746
	Auto Parking Revenue — 0.9%
2,000,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/35	1,874,540
2,500,000	Miami Florida Special Obligation (Marlins Stadium Project) Ser. 10A AGM	5.250	07/01/39	2,283,225
				4,157,765
	College Revenue — 2.9%
3,000,000	California State University Rev. Systemwide Ser. 09A AGC	5.250	11/01/38	2,889,510
3,000,000	District of Columbia Rev. (Catholic University of America) Ser. 07 NATL RE	5.000	10/01/29	2,800,800
4,245,000	Georgia State Higher Education Facilities Auth. Rev. (USG Real Estate III) Ser. 10A AGC	5.000	06/15/38	3,968,990
1,000,000	Lafayette Louisiana Public Trust Financing Auth. Rev. Ragin’ Cajun Facilities (Housing & Parking Project) Ser. 10 AGM	5.500	10/01/41	953,030
1,250,000	Massachusetts State Health & Educational Facilities Auth. Rev. (Massachusetts Institute of Technology) Ser. 09O	6.000	07/01/36	1,370,300
250,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	243,440
2,000,000	University of California Rev. Ser. 05C NATL RE	4.750	05/15/37	1,746,580
				13,972,650

	Electric Power Revenue — 2.2%
$3,000,000	Guam Power Auth. Rev. Ser. 10A (Guam) AGM	5.000%	10/01/37	$2,625,660
900,000	Kentucky State Municipal Power Agency System Rev. (Prairie State Project) Ser. 07A NATL RE	5.000	09/01/37	845,847
6,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	6,122,940
1,000,000	Redding California Electric System Rev. COP Ser. 08A AGM	5.000	06/01/30	960,410
				10,554,857
	General Fund — 0.1%
500,000	California State Ref. Ser. 07 NATL RE	4.250	08/01/33	395,410

	Highway Tolls Revenue — 8.5%
7,500,000	Delaware River Port Auth. Pennsylvania & New Jersey Rev. Ser. 10D AGM	5.000	01/01/40	7,386,900
500,000	Miami-Dade County Florida Expressway Auth. Toll System Rev. Ser. 06 AMBAC	5.000	07/01/37	446,380
4,250,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.500	01/01/29	4,293,180
4,000,000	North Carolina Turnpike Auth. Triangle Expressway System Rev. Ser. 09A AGC	5.750	01/01/39	4,009,840
16,000,000	North Texas Thruway Auth. Rev. Ref. System (First Tier) Ser. 08K-1 AGC	5.750	01/01/38	16,110,080
8,000,000	Pennsylvania State Turnpike Common Turnpike Rev. Subordinate Ser. 08C AGC	6.250	06/01/38	8,431,040
				40,677,420
	Hospital Revenue — 18.1%
500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/34	518,170
2,500,000	Birmingham Alabama Special Care Facilities Financing Auth. Health Care Facilities Rev. (Children’s Hospital) Ser. 09 AGC	6.000	06/01/39	2,579,025
500,000	California Health Facilities Financing Auth. Rev. (Childrens Hospital Los Angeles) Ser. 10A AGM	5.250	07/01/38	442,685
1,500,000	California Health Facilities Financing Auth. Rev. (Sutter Health) Ser. 11B	6.000	08/15/42	1,479,060
1,000,000	California Statewide Communities Development Auth. Rev. (Catholic Healthcare West) Ser. 07K AGC	5.500	07/01/41	953,200
1,500,000	California Statewide Community Development Auth. Rev. (Sutter Health-Remarketed) Ser. 04C AGM	5.050	08/15/38	1,352,415
5,000,000	Christian County Kentucky Hospital Rev. (Hospital-Jennie Stuart Medical Center) Ser. 06 AGC	5.500	02/01/36	4,953,050
2,500,000	Cobb County Georgia Kennestone Hospital Auth. Rev. Certificates Sub-Ser. 05-B AMBAC	5.500	04/01/37	2,432,225
5,000,000	Colorado Health Facilities Auth. Rev. (Catholic Health) Ser. 06C-1 AGM	5.100	10/01/41	4,747,400
2,000,000	Colorado Health Facilities Auth. Rev. (Poudre Valley County Health Facilities Auth) Ser. 05A AGM	5.200	03/01/31	1,929,880
300,000	Connecticut State Health & Educational Facility Auth. (Yale - New Haven Hospital) Ser. 06J-1 AMBAC	5.000	07/01/31	278,556
1,570,000	District of Columbia Hospital Rev. (Children’s Hospital Obligation Group) Ser. 08 AGC	5.250	07/15/38	1,464,276
3,000,000	District of Columbia Rev. (Medlantic/Helix-Remarketed) Ser. 98C AGM	5.000	08/15/38	2,713,770
3,000,000	Gwinnett County Georgia Hospital Auth. RAC (Gwinnett Hospital System) Ser. 07D AGM	5.500	07/01/41	2,733,000
2,000,000	Halifax Hospital Medical Center (Florida Hospital) Rev. Ser. 06B-1 AGM	5.500	06/01/38	1,899,700
3,800,000	Harris County Health Facilities Development Corp. Thermal Utility Rev. (TECO Project) Ser. 08 AGC	5.125	11/15/37	3,606,276
1,000,000	Illinois Financing Auth. Rev. (Southern Illinois Healthcare) Ser. 05 AGM	5.250	03/01/30	963,780
1,700,000	Indiana Health & Educational Facilities Finance Auth. Rev. (St. Francis) Ref. Ser. 06E AGM	5.250	05/15/41	1,544,178

	Hospital Revenue (continued)
$2,500,000	Iowa Finance Auth. Health Facilities Rev. (Remarketed) Ser. 08A AGC	5.625%	08/15/37	$2,467,725
5,500,000	Jefferson Parish Louisiana Hospital District No. 1 Hospital Rev. (West Jefferson Medical Center) Ser. 98B AGM	5.250	01/01/28	5,326,090
2,000,000	Johnston North Carolina Memorial Hospital Auth. Ser. 08 AGM	5.250	10/01/36	2,008,140
485,000	Maryland State Health & Higher Educational Facilities Auth. Rev. Ser. 06A NATL RE	4.750	07/01/36	408,676
8,270,000	Medford Oregon Hospital Facilities Auth. Rev. Ref. (Asanthe Health System) Ser. 10 AGM	5.500	08/15/28	8,429,528
4,500,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/41	3,988,440
2,000,000	Medical Center Hospital Auth. Georgia RAC (Columbus Regional Healthcare) Ser. 10 AGM	5.000	08/01/45	1,755,940
10,000,000	New Jersey Health Care Facilities Financing Auth. Rev. (Virtua Health) Ser. 09 AGC	5.500	07/01/38	10,167,700
1,000,000	Ohio State Higher Educational Facilities Community Rev. (Summa Health System 2010 Project) Ser. 10 AGM	5.250	11/15/35	957,180
2,500,000	Palm Beach County Florida Health Facilities Auth. Health Facilities Rev. (Bethesda Healthcare System, Inc. Project) Ser. 10A AGM	5.250	07/01/40	2,300,325
1,000,000	Roanoke Virgina Industrial Development Auth. Hospital Rev. (Carilion Health System) Remarketed Ser. 05B AGM	5.000	07/01/38	937,640
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06C AGM	5.000	09/01/35	908,460
1,000,000	Scottsdale Arizona Industrial Development Auth. Hospital Rev. (Scottsdale Healthcare) Remarketed Ser. 06D AGM	5.000	09/01/39	899,080
2,250,000	South Carolina Jobs-Economic Development Auth. Hospital Facilities Rev. (Ref-Palmetto Health-Remarketed) Ser. 08A AGM	5.000	08/01/35	2,057,265
1,000,000	South Carolina Jobs-Economic Development Auth. Hospital Rev. Ref. & Improvement (Anmed Health) Ser. 09B AGC	5.500	02/01/38	980,700
1,000,000	South Fork Municipal Auth. Pennsylvania Hospital Rev. (Conemaugh Valley Memorial Hospital) Ser. 10B AGC	5.375	07/01/35	933,700
450,000	University of California Regents Medical Center Pooled Rev. Ser. 07A NATL RE	4.750	05/15/31	395,793
1,900,000	Waco Health Facilities Development Corporation (Hillcrest Health System Project) Ser. 06A NATL RE	5.000	08/01/31	1,829,263
2,050,000	Washington State Health Care Facilities Auth. Rev. (Multicare Health System Remarketed) Ser. 07B AGM	5.500	08/15/38	1,976,795
850,000	Washington State Health Care Facilities Auth. Rev. (Providence Health) Ser. 06E AGM	5.250	10/01/33	829,047
				86,148,133
	Hotel Occupancy Tax — 0.4%
2,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Hotel Ref. Ser. 10 AGM	5.000	02/01/35	1,882,860

	Lease Revenue — 8.4%
3,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/26	2,861,880
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.000	10/01/27	1,829,060
2,000,000	Arizona State COP (Department of Administration) Ser. 10A AGM	5.250	10/01/28	1,864,000
3,000,000	Carlsbad California University School District COP Ser. 09A AGC	5.000	10/01/34	2,701,800
3,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/33	3,166,975
2,500,000	Escondido California Union High School District COP (Qualified School Construction Bonds) Ser. 10 AGM	5.000	06/01/37	2,239,750
500,000	Kern County California COP (Capital Improvements Projects) Ser. 09A AGC	5.750	08/01/35	500,630
7,000,000	Los Angeles California Municipal Improvement Corp. Lease Rev. (Real Property) Ser. 09B AGC	5.500	04/01/39	6,691,020
2,150,000	Miami-Dade County Florida School Board COP Ser. 08B AGC	5.000	05/01/33	1,969,249
500,000	Miami-Dade County Florida School Board COP Ser. 09A AGC	5.375	02/01/34	500,480
3,000,000	Michigan State Building Auth. Rev. (Facilities Program) Ser. 09H AGM	5.000	10/15/26	2,961,240
2,950,000	Orange County Florida School Board COP Ser. 09A AGC	5.500	08/01/34	2,808,194
4,000,000	Richmond Joint Powers Financing Auth. Lease Rev. (Civic Center Project) Ser. 09 AGC	5.750	08/01/29	4,088,880

	Lease Revenue (continued)
$5,000,000	State Public School Building Auth. Pennsylvania School Rev. (Harrisburg School District Project) Ser. 09A AGC	4.750%	11/15/29	$4,754,950
1,000,000	Yuba California Levee Financing Auth. Rev. (Levee Financing Project) Ser. 08A AGC	5.000	09/01/38	921,430
				39,859,538
	Miscellaneous Revenue — 5.4%
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/28	7,254,150
7,500,000	Arizona State Lottery Rev. Ser. 10A AGM	5.000	07/01/29	7,177,650
2,500,000	Dallas Texas Civic Center Rev. Ref. & Improvement Ser. 09 AGC	5.250	08/15/34	2,411,600
1,000,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	758,460
2,025,000	Indianapolis Indiana Local Public Improvement Bond Bank (PILOT Infrastructure Project) Ser. 10F AGM	5.000	01/01/35	1,959,086
1,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/33	1,018,870
3,000,000	Kentucky Economic Development Financial Auth. (Louisville Arena Project) Rev. Sub-Ser 08A-1 AGC	6.000	12/01/38	3,047,640
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	1,058,790
1,000,000	Newark New Jersey Housing Auth. Housing Rev. (South Ward Police Facility) Ser. 09 AGC	6.750	12/01/38	1,104,790
				25,791,036
	Port, Airport & Marina Revenue — 9.9%
3,000,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.250	07/01/30	2,946,150
1,500,000	Birmingham Alabama Airport Auth. Airport Rev. Ser. 10 AGM	5.500	07/01/40	1,474,170
5,000,000	Chicago Illinois O’Hare International Airport Rev. (Ref-Third Indenture) Ser. 05A NATL RE	5.000	01/01/29	4,600,750
2,000,000	Clark County Nevada Airport Rev. Subordinate Lien Ser. 09C AGM	5.000	07/01/26	1,931,120
1,500,000	Manchester New Hampshire General Airport Rev. Ref. Remarketed Ser. 09A AGM	5.125	01/01/30	1,402,725
7,000,000	Miami-Dade County Florida Aviation Rev. Ser. 10B AGM	5.000	10/01/35	6,593,090
25,000,000	Philadelphia Pennsylvania Airport Rev. Ser. 10A AGM	5.000	06/15/35	24,211,500
2,500,000	Port of Seattle Rev. (Intermediate Lien) Ref. Ser. 05A NATL RE	5.000	03/01/35	2,418,350
1,500,000	Sacramento County California Airport System Senior Rev. Ser. 08A AGM	5.000	07/01/41	1,302,060
				46,879,915
	Recreational Revenue — 2.0%
5,000,000	Miami-Dade County Florida Professional Sports Franchise Facilities Tax Ser. 09C AGC	5.375	10/01/28	4,963,000
4,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	4,375,960
				9,338,960
	Sales Tax Revenue — 4.3%
5,240,000	Bi-State Development Agency of Missouri-Illinois Metropolitan District Mass Transit Sales Tax (MetroLink Cross County Extension) Ser. 09 AGC	5.000	10/01/35	5,073,682
1,500,000	Central Puget Sound Regional Transportation Auth. Sales & Use Tax Rev. Ser. 07A AGM	5.000	11/01/34	1,495,755
400,000	Dallas Area Rapid Transit (SR Lien) Ser. 07 AMBAC	5.000	12/01/32	399,444
300,000	Illinois Regional Transportation Auth. Ser. 06A NATL RE	4.500	07/01/35	251,007
3,000,000	Metropolitan Atlanta Rapid Transit Auth. Georgia Sales Tax Rev. Ref. (Third Indenture) Ser. 07B AGM	5.000	07/01/37	2,948,040
3,000,000	Pittsburgh & Allegheny County Pennsylvania Sports & Exhibition Auth. Sales Ref. (Regional Asset District) Ser. 10 AGM	5.000	02/01/31	2,925,960
2,500,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10A AGM	5.000	08/01/40	2,271,300
1,000,000	Puerto Rico Sales Tax Financing Corp. (Sales Tax) Rev. First Subordinate Ser. 10C AGM	5.125	08/01/42	944,160
1,815,000	Regional Transit Auth. - Illinois Ser. 00A NATL RE	6.500	07/01/30	1,952,886
1,000,000	San Francisco California Bay Area Rapid Transit District Sales Tax Rev. Ref. Ser. 05A NATL RE	5.000	07/01/30	999,960

	Sales Tax Revenue (continued)
$1,000,000	Santa Clara Valley California Transportation Auth. Sales Tax Rev. (Ref-Measure A) Ser. 07A AMBAC	5.000%	04/01/36	$980,290
				20,242,484
	Sewer Revenue — 2.9%
2,500,000	Chicago Illinois Wastewater Transmission Rev. Ser. 08A BHAC	5.500	01/01/38	2,511,275
2,250,000	Detroit Michigan Sewer Disposal Rev. (Senior Lien-Remarketed) Ser. 03B AGM	7.500	07/01/33	2,605,455
2,500,000	Fresno California Sewer Rev. Ser. 08A AGC	5.000	09/01/37	2,310,675
500,000	Los Angeles California Wastewater System Rev. Ref. Ser. 05A NATL RE	4.750	06/01/35	446,475
1,400,000	Sacramento County California Sanitation District Financing Auth. Rev. (County Sanitation District 1) Ser. 05 NATL RE	5.000	08/01/35	1,328,054
5,000,000	Sacramento County California Sanitation District Financing Auth. Rev. (Sacramento Regional County Sanitation) Ser. 06 NATL RE	5.000	12/01/36	4,762,900
				13,964,834
	Special Assessment — 0.9%
4,000,000	Sacramento California Area Flood Control Agency Consolidated Capital Assessment District Ser. 08 BHAC	5.625	10/01/37	4,080,680

	Student Loan Revenue — 0.8%
3,740,000	Maine Educational Loan Auth. Student Loan Rev. Ser. 09A-3 Class A AGC	5.875	12/01/39	3,760,420

	Tax Increment Revenue — 1.9%
3,930,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	6.250	11/01/39	4,182,542
5,000,000	Westminster California Redevelopment Agency Tax Allocation Rev. Subordinate (Commercial Redevelopment Project No. 1) Ser. 09 AGC	5.750	11/01/45	5,054,250
				9,236,792
	Transit Revenue — 3.4%
500,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	503,060
400,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 07A AMBAC	5.000	12/15/32	392,672
15,000,000	New Jersey State Transportation Trust Fund Auth. (Transit System) Ser. 08A AGC	5.500	12/15/38	15,491,700
				16,387,432
	Water Revenue — 13.1%
9,500,000	Atlanta Georgia Water & Wastewater Rev. Ser. 09-B AGM	5.250	11/01/34	9,309,715
1,000,000	Birmingham Alabama Waterworks & Sewer Board Rev. Ser. 09A AGC	5.250	01/01/39	979,860
2,250,000	Chicago Illinois Water Rev. Ref. (Second Lien) AGM	5.250	11/01/33	2,135,363
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	6.250	07/01/36	2,108,060
2,000,000	Detroit Michigan Water Supply System Rev. (Second Lien-Remarketed) Ser. 06B AGM	7.000	07/01/36	2,229,660
1,500,000	Detroit Water Supply System Rev. (Second Lien) Ref. Ser. 06C AGM	5.000	07/01/29	1,348,245
1,000,000	East Bay California Municipal Utility District Water System Rev. Subordinated Ser. 05A NATL RE	5.000	06/01/35	977,900
3,570,000	Houston Texas Utility System Rev. Ref. (Combined-First Lien) Ser. 09A AGC	6.000	11/15/35	3,811,867
4,500,000	Indianapolis Industry Local Public Improvement (Waterworks Project) Ser. 09A AGC	5.500	01/01/38	4,580,595
1,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/27	1,019,900
20,000,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/29	19,840,600
2,900,000	Miami-Dade County Florida Water & Sewer System Rev. Ser. 10 AGM	5.000	10/01/39	2,703,670
5,000,000	North Fort Bend Water Auth. Texas Water System Rev. Ser. 09 AGC	5.250	12/15/34	5,013,750
2,000,000	North Sumter County Utility Ser. 10 AGM	5.375	10/01/40	1,910,080
1,050,000	Philadelphia Pennsylvania Water & Wastewater Rev. Ser. 10C AGM	5.000	08/01/40	994,287
2,790,000	Riverside California Water Rev. Ser. 08B AGM	5.000	10/01/38	2,704,459
500,000	San Francisco City & County Public Utilities Commission Water Rev. Ser. 06A AGM	4.500	11/01/31	439,440

	Water Revenue (continued)
$500,000	San Luis Obispo County California Financing Auth. Rev. (Nacimiento Water Project) Ser. 07A NATL RE	5.000%	09/01/38	$450,460
				62,557,911
	Total Investments (Cost $477,992,237)(a)(b)— 97.7%			464,853,843
	Other assets less liabilities—2.3%			10,740,789
	Net Assets—100.0%			$475,594,632

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
RAC	- Revenue Anticipation Certificates
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. *
BHAC	- Berkshire Hathaway Assurance Corp.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	50.2%
Assured Guaranty Corp.	38.2
National Public Finance Guarantee Corp.	6.8

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $478,003,947. The net unrealized depreciation was $13,150,104 which consisted of aggregate gross unrealized appreciation of $5,627,750 and aggregate gross unrealized depreciation of $18,777,854.

* Filed for bankruptcy on November 8, 2010.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Insured New York Municipal Bond Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value
	Municipal Bonds — 96.8%
	Ad Valorem Property Tax — 10.3%
$300,000	Haverstraw Stony Point Central School District Rev. Ser. 07 AGM	5.000%	10/15/24	$307,875
1,515,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1	5.000	10/01/11	1,560,450
700,000	New York NY (Fiscal 2008) Sub-Ser. 07C-1 AGM	5.000	10/01/24	726,845
1,000,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.250	07/01/30	972,670
400,000	Puerto Rico Commonwealth Public Improvement Ref. Ser. 07A-4 AGM	5.000	07/01/31	371,924
				3,939,764
	College Revenue — 5.1%
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/28	506,155
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Fordham University) Ser. 08B AGC	5.000	07/01/38	486,880
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (St. John’s University) Insured Ser. 07A NATL RE	5.000	07/01/27	492,280
500,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt Mount Sinai School (Medical New York) Ser. 07 NATL RE	5.000	07/01/35	460,430
				1,945,745
	Electric Power Revenue — 3.9%
500,000	Long Island Power Auth. Electric System Rev. Ser. 04A AMBAC	5.000	09/01/34	469,680
1,000,000	Long Island Power Auth. New York Electric Systems Rev. General Ser. 08A BHAC	5.500	05/01/33	1,020,490
				1,490,170
	Highway Tolls Revenue — 10.2%
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/30	976,060
1,000,000	New York State Thruway Auth. General Rev. Ser. 05G AGM	5.000	01/01/32	952,590
600,000	New York State Thruway Auth. General Rev. Ser. 07H NATL RE	5.000	01/01/37	558,798
400,000	Puerto Rico Commonwealth Highway & Transportation Auth. Rev. Ref. Ser. 07N FGIC	5.250	07/01/39	348,544
1,100,000	Triborough Bridge & Tunnel Auth. Rev. Ref. Ser. 02 NATL RE	5.000	11/15/32	1,074,238
				3,910,230
	Hospital Revenue — 6.6%
600,000	New York State Dormitory Auth. Rev. Mental Health Services Facilities Improvement Ser. 05B AMBAC	5.000	02/15/30	599,988
1,000,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (Health Quest Systems) Ser. 07B AGC	5.250	07/01/27	1,008,610
1,000,000	New York State Dormitory Auth. Rev. Special Treatment Supported Debt (Mental Health Services Facilities Improvement) Ser. 08A AGM	5.000	02/15/38	934,030
				2,542,628
	Hotel Occupancy Tax — 3.5%
1,500,000	New York Convention Center Development Corp. Rev. (Hotel Unit Fee Secured) Ser. 05 AMBAC	5.000	11/15/44	1,356,240

	Income Tax Revenue — 2.5%
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 07C NATL RE	4.500	03/15/37	450,150
500,000	New York State Urban Development Corp. Rev. (State Personal Income Tax) Ser. 09B-1	5.000	03/15/36	490,160
				940,310
	Lease Revenue — 6.4%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of Buffalo Project) Ser. 03 AGM	5.750	05/01/23	515,345

	Lease Revenue (continued)
$350,000	Niagara Falls City School District Ref. (High School Facilities) Ser. 05 AGM	5.000%	06/15/28	$337,768
1,000,000	Puerto Rico Public Buildings Auth. Rev. Ref. (Government Facilities-Remarketed) Ser. 04K AGM	5.250	07/01/27	992,350
700,000	Rensselaer City School District Ser. 06 XLCA	5.000	06/01/36	586,285
				2,431,748
	Miscellaneous Revenue — 16.5%
500,000	Erie County New York Industrial Development Agency School Facility Rev. (City School District of the city of Buffalo Project) Ser. 03A AGM	5.750	05/01/28	531,980
1,100,000	Hudson Yards Infrastructure Corp. New York Rev. Ser. 06A NATL RE	4.500	02/15/47	834,306
2,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 09 AGC	6.500	01/01/46	2,117,580
600,000	New York City Transitional Finance Auth. Building Aid Rev. Ser. 07S-2 NATL RE	4.250	01/15/34	516,516
1,500,000	New York State Dormitory Auth. Lease Rev. Ref. (Consolidated Service Contract) Ser. 10	3.000	07/01/11	1,516,620
750,000	New York State Dormitory Auth. Rev. Non-Special Treatment Supported Debt (School District Rev. Financing Program) Ser. 08D AGC	5.750	10/01/24	808,117
				6,325,119
	Port, Airport & Marina Revenue — 5.1%
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/33	988,000
1,000,000	Port Auth. of New York & New Jersey (Consolidated-One Hundred Forty-Eighth) Ser. 07 AGM	5.000	08/15/37	978,410
				1,966,410
	Recreational Revenue — 7.8%
1,000,000	New York City Industrial Development Agency Rev. Queens Baseball Stadium (Pilot) Ser. 06 AMBAC	5.000	01/01/46	790,500
1,000,000	New York City Industrial Development Agency Rev. Yankee Stadium (Pilot) Ser. 09 AGC	7.000	03/01/49	1,093,990
600,000	New York City Trust for Cultural Resources Rev. (American Museum of National History) Ser. 04A NATL RE	5.000	07/01/44	583,830
500,000	New York City Trust for Cultural Resources Rev. Ref. (Museum of Modern Art) Ser. 08-1A	5.000	04/01/27	514,385
				2,982,705
	Sales Tax Revenue — 5.2%
2,000,000	Sales Tax Asset Receivables Corp. Ser. 04A AMBAC	5.000	10/15/32	1,989,360

	Transit Revenue — 6.6%
2,005,000	Metropolitan Transportation Auth. New York Rev. Ref. Insured Ser. 02A AGM	5.750	11/15/32	2,017,271
600,000	Metropolitan Transportation Auth. Rev. Ser. 07A NATL RE	4.750	11/15/37	527,892
				2,545,163
	Water Revenue — 7.1%
1,100,000	Nassau County New York Sewer & Storm Water Finance Auth. System Rev. Ser. 08A BHAC	5.375	11/01/28	1,152,019
600,000	New York City Municipal Finance Auth. Water & Sewer System Rev. Ser. 07A AGM	4.250	06/15/39	504,270
1,000,000	New York City Municipal Water Finance Auth. Water & Sewer Rev. (2nd Generation Resolution) Ser. 08DD	6.000	06/15/40	1,062,820
				2,719,109
	Total Investments (Cost $37,890,256)(a)(b)— 96.8%			37,084,701
	Other assets less liabilities—3.2%			1,235,236
	Net Assets—100.0%			$38,319,937

Investment Abbreviations:

Auth.	- Authority
Ref.	- Refunding Bonds
Rev.	- Revenue

Ser.	- Series

Glossary of Terms:

AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
AMBAC	- American Municipal Bond Assurance Corp. *
BHAC	- Berkshire Hathaway Assurance Corp.
FGIC	- Financial Guaranty Insurance Co.
NATL RE	- National Public Finance Guarantee Corp.
XLCA	- XL Capital Assurance, Inc.

Notes to Schedule of Investments:

(a) This table, as of January 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	32.6%
Assured Guaranty Corp.	16.2
National Public Finance Guarantee Corp.	14.8
American Municipal Bond Assurance Corp. *	14.0
Berkshire Hathaway Assurance Corp.	5.9

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $37,890,256. The net unrealized depreciation was $805,555 which consisted of aggregate gross unrealized appreciation of $538,060 and aggregate gross unrealized depreciation of $1,343,615.

* Filed for bankruptcy on November 8, 2010.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares International Corporate Bond Portfolio

January 31, 2011 (Unaudited)

Principal Amount			Interest Rate	Maturity Date	Value
		Corporate Bonds(a) — 97.5%
		Australia— 4.7%
AUD	250,000	Australia & New Zealand Banking Group Ltd., Series TD	8.500%	04/22/13	$262,575
EUR	150,000	Commonwealth Bank of Australia, Series E, MTN	4.375	02/25/20	205,849
AUD	200,000	National Australia Bank Ltd.	8.250	05/20/13	209,328
AUD	650,000	National Australia Bank Ltd., Series DIP	6.750	09/16/14	658,119
EUR	150,000	Westpac Banking Corp., Series E, MTN	4.250	09/22/16	210,361
AUD	200,000	Westpac Banking Corp., MTN	7.250	11/18/16	203,892
GBP	150,000	Westpac Banking Corp., Series E, MTN	5.000	10/21/19	238,948
					1,989,072
		Austria— 0.5%
EUR	150,000	Hypo Alpe-Adria-Bank International AG, Series E, MTN	4.375	01/24/17	204,521

		Canada— 7.1%
CAD	125,000	Bank of Montreal, Series DPNT	3.930	04/27/15	129,215
CAD	125,000	Bank of Montreal, Series DPNT	3.490	06/10/16	125,204
CAD	150,000	Bank of Montreal, Series DPNT	6.020	05/02/18	168,918
CAD	125,000	Bank of Nova Scotia, Series DPNT	3.350	11/18/14	126,943
CAD	1,100,000	Bank of Nova Scotia, Series DPNT	3.340	03/25/15	1,113,802
CAD	100,000	Bell Canada, MTN	4.850	06/30/14	106,128
CAD	200,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.100	03/02/15	200,652
CAD	250,000	Canadian Imperial Bank of Commerce/Canada, Series DPNT, MTN	3.950	07/14/17	252,907
CAD	100,000	CDP Financial, Inc.	4.600	07/15/20	103,185
CAD	250,000	Manulife Financial Corp., MTN	4.896	06/02/14	262,202
CAD	100,000	Royal Bank of Canada, Series DPNT	3.660	01/25/17	100,586
CAD	100,000	Shaw Communications, Inc.	5.650	10/01/19	103,873
CAD	200,000	TELUS Corp., Series CH	5.050	07/23/20	202,147
					2,995,762
		Denmark— 0.5%
EUR	150,000	Carlsberg Breweries A/S, Series E, MTN	3.375	10/13/17	196,439

		France— 13.5%
EUR	200,000	Banque Federative du Credit Mutuel, Series E, MTN	4.000	10/22/20	250,611
EUR	100,000	BNP Paribas, Series E, MTN	5.431	09/07/17	145,126
EUR	100,000	Bouygues SA	6.125	07/03/15	152,893
EUR	100,000	Bouygues SA	4.250	07/22/20	135,997
EUR	100,000	Carrefour SA, Series E, MTN	3.875	04/25/21	131,551
EUR	100,000	Credit Agricole SA, Series E, MTN	5.971	02/01/18	145,700
EUR	100,000	Dexia Credit Local SA, Series E, MTN	5.375	07/21/14	138,709
CHF	275,000	Electricite de France SA	3.375	12/18/13	310,494
EUR	150,000	Electricite de France SA, Series E, MTN	6.250	01/25/21	241,095
EUR	100,000	Electricite de France SA, Series E, MTN	4.625	09/11/24	138,573
GBP	500,000	Electricite de France SA, Series E, MTN	6.125	06/02/34	871,825
EUR	75,000	France Telecom SA, Series E, MTN	4.750	02/21/17	109,134
EUR	1,100,000	France Telecom SA, Series E, MTN	3.875	04/09/20	1,489,503
EUR	100,000	GDF Suez, Series E, MTN	6.875	01/24/19	165,601
EUR	250,000	GDF Suez, Series E, MTN	3.500	10/18/22	318,406
EUR	200,000	Lafarge SA, Series E, MTN	5.375	11/29/18	264,814
EUR	50,000	Societe Generale, Series E, MTN	3.750	08/21/14	69,478
EUR	150,000	Societe Generale, Series E, MTN	3.125	09/21/17	193,453
EUR	100,000	Veolia Environnement, Series E, MTN	4.375	01/16/17	141,643
GBP	150,000	Veolia Environnement, Series E, MTN	6.125	10/29/37	259,686
					5,674,292

		Germany— 1.7%
EUR	150,000	Commerzbank AG, Series E, MTN	3.875%	03/22/17	$201,655
EUR	50,000	Deutsche Bank AG, Series E, MTN	5.125	08/31/17	73,759
EUR	150,000	Deutsche Bank AG, Series E, MTN	5.000	06/24/20	207,678
AUD	100,000	Landwirtschaftliche Rentenbank, MTN	6.500	04/12/17	100,699
EUR	100,000	Merck Financial Services GmbH, Series E, MTN	4.500	03/24/20	141,268
					725,059
		Italy— 8.6%
EUR	100,000	Atlantia SpA, Series E, MTN	5.000	06/09/14	143,185
EUR	1,000,000	Atlantia SpA, Series E, MTN	3.375	09/18/17	1,286,439
EUR	100,000	Banco Popolare SC, Series E, MTN	4.125	10/22/14	134,315
GBP	200,000	Enel SpA, Series E, MTN	6.250	06/20/19	339,209
EUR	100,000	ENI SpA	4.125	09/16/19	137,098
EUR	100,000	Intesa Sanpaolo SpA, Series E, MTN	5.375	12/19/13	142,855
EUR	200,000	Intesa Sanpaolo SpA, Series E, MTN	3.375	01/19/15	265,891
EUR	200,000	Intesa Sanpaolo SpA	4.000	11/08/18	253,490
GBP	200,000	Telecom Italia SpA, Series E, MTN	7.375	12/15/17	349,328
EUR	200,000	Telecom Italia SpA, Series E, MTN	5.250	02/10/22	258,961
EUR	100,000	UniCredit SpA, Series E, MTN	5.250	01/14/14	142,709
EUR	100,000	UniCredit SpA, Series E, MTN	5.750	09/26/17	132,970
					3,586,450
		Japan— 5.1%
JPY	50,000,000	Development Bank of Japan	1.650	06/20/12	621,687
JPY	10,000,000	Development Bank of Japan	1.750	03/17/17	129,329
JPY	50,000,000	Development Bank of Japan	1.050	06/20/23	581,394
JPY	20,000,000	East Japan Railway Co., Series 3	3.950	02/25/16	284,788
JPY	40,000,000	Tokyo Electric Power Co., Inc. (The), Series 517	1.355	06/15/15	504,930
					2,122,128
		Luxembourg— 3.7%
EUR	200,000	ArcelorMittal	9.375	06/03/16	332,223
EUR	100,000	Enel Finance International SA, Series E, MTN	5.000	09/14/22	138,305
EUR	500,000	Glencore Finance Europe SA, Series E, MTN	5.250	03/22/17	700,461
CHF	225,000	Nestle Finance International Ltd., Series E, MTN	2.000	08/05/13	247,799
EUR	100,000	Novartis Finance SA, Series E, MTN	4.250	06/15/16	144,091
					1,562,879
		Netherlands— 14.4%
EUR	200,000	ABN Amro Bank NV, Series E, MTN	3.625	10/06/17	258,412
EUR	250,000	Allianz Finance II BV, Series E, MTN	4.750	07/22/19	357,284
EUR	100,000	Daimler International Finance BV, Series E, MTN	7.875	01/16/14	156,216
EUR	150,000	Deutsche Bahn Finance BV, MTN	4.875	03/12/19	223,481
EUR	200,000	Deutsche Telekom International Finance BV, Series E, MTN	4.250	07/13/22	262,782
EUR	1,100,000	E.ON International Finance BV, Series E, MTN	5.750	05/07/20	1,710,954
EUR	250,000	EDP Finance BV, Series E, MTN	3.250	03/16/15	316,530
EUR	100,000	Fortis Bank Nederland NV, Series E, MTN	4.000	02/03/15	136,842
EUR	100,000	ING Bank NV	3.375	03/03/15	135,342
EUR	100,000	ING Groep NV, Series E, MTN	4.750	05/31/17	139,752
EUR	100,000	Koninklijke KPN NV, Series G, MTN	4.000	06/22/15	140,533
EUR	100,000	Rabobank Nederland, Series E, MTN	3.000	02/16/15	137,151
EUR	200,000	Rabobank Nederland, Series E, MTN	3.375	04/21/17	268,112
EUR	100,000	Rabobank Nederland, Series E, MTN	4.750	01/15/18	143,397
EUR	100,000	Rabobank Nederland, Series G, MTN	4.125	01/14/20	135,390
EUR	150,000	Rabobank Nederland, Series G, MTN	3.750	11/09/20	187,314
EUR	100,000	Repsol International Finance BV, Series E, MTN	6.500	03/27/14	148,959
EUR	100,000	RWE Finance BV, Series E, MTN	6.625	01/31/19	162,067
EUR	500,000	Shell International Finance BV, Series E, MTN	4.375	05/14/18	721,550
EUR	90,000	Siemens Financieringsmaatschappij NV, Series E, MTN	5.125	02/20/17	134,789
EUR	100,000	Volkswagen International Finance NV, Series E, MTN	7.000	02/09/16	160,033
					6,036,890
		Norway— 0.8%
EUR	75,000	DnB NOR Bank ASA, Series E, MTN	3.875	06/29/20	100,743
EUR	100,000	Statoil ASA, Series E, MTN	4.375	03/11/15	144,962

		Norway (continued)
GBP	50,000	Statoil ASA, Series E, MTN	6.875%	03/11/31	$96,758
					342,463
		Spain— 5.8%
EUR	100,000	BBVA Senior Finance SAU, Series G, MTN	3.250	04/23/15	127,190
EUR	150,000	BBVA Senior Finance SAU, Series G, MTN	3.875	08/06/15	194,804
EUR	100,000	Gas Natural Capital Markets SA, Series E, MTN	5.250	07/09/14	139,800
EUR	100,000	Iberdrola Finanzas SAU, Series E, MTN	5.125	05/09/13	141,596
EUR	100,000	Santander International Debt SA Unipersonal, MTN	3.500	08/12/14	130,548
EUR	100,000	Santander International Debt SA Unipersonal, Series E, MTN	4.125	10/04/17	127,175
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	3.406	03/24/15	133,128
EUR	1,000,000	Telefonica Emisiones SAU, Series G, MTN	3.661	09/18/17	1,284,743
EUR	100,000	Telefonica Emisiones SAU, Series E, MTN	4.693	11/11/19	134,116
					2,413,100
		Sweden— 2.6%
EUR	100,000	Akzo Nobel Sweden Finance AB	7.750	01/31/14	154,776
EUR	200,000	Nordea Bank AB, Series E, MTN	2.750	08/11/15	267,369
EUR	100,000	Nordea Bank AB, Series E, MTN	4.500	03/26/20	131,443
EUR	100,000	Vattenfall AB, Series E, MTN	6.250	03/17/21	159,610
SEK	1,000,000	Volvo Treasury AB, Series E, MTN	4.500	04/04/14	155,117
EUR	150,000	Volvo Treasury AB, Series E, MTN	5.000	05/31/17	214,906
					1,083,221
		Switzerland— 4.2%
EUR	150,000	Credit Suisse/Guernsey, Series E, MTN	2.875	09/24/15	199,942
EUR	125,000	Credit Suisse/London, Series E, MTN	3.875	01/25/17	169,041
CHF	200,000	Holcim Ltd., Series E, MTN	4.000	12/09/13	224,716
CHF	600,000	Roche Kapitalmarkt AG	4.500	03/23/17	728,178
CHF	100,000	Swisscom AG	3.250	09/14/18	112,513
EUR	225,000	UBS AG/London, Series E, MTN	3.500	07/15/15	306,500
					1,740,890
		United Kingdom— 23.5%
GBP	700,000	Barclays Bank PLC, Series E, MTN	10.000	05/21/21	1,351,352
GBP	250,000	Barclays Bank PLC, Series E, MTN	5.750	08/17/21	403,539
GBP	200,000	BAT International Finance PLC, Series E, MTN	7.250	03/12/24	374,451
GBP	200,000	British Telecommunications PLC, MTN	8.750	12/07/16	386,866
GBP	750,000	Centrica PLC, Series E, MTN	6.375	03/10/22	1,322,531
GBP	500,000	GlaxoSmithKline Capital PLC, Series E, MTN	5.250	12/19/33	799,367
EUR	100,000	HSBC Bank PLC, Series E, MTN	3.750	11/30/16	136,701
GBP	1,150,000	HSBC Holdings PLC, Series E, MTN	6.500	05/20/24	2,001,272
GBP	200,000	HSBC Holdings PLC, Series E, MTN	5.750	12/20/27	300,422
GBP	100,000	Imperial Tobacco Finance PLC, Series E, MTN	7.750	06/24/19	188,503
GBP	175,000	Lloyds TSB Bank PLC, Series E, MTN	6.375	04/15/14	294,302
GBP	200,000	Lloyds TSB Bank PLC, Series E, MTN	7.625	04/22/25	298,221
GBP	100,000	Rolls-Royce PLC	6.750	04/30/19	181,590
GBP	200,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.375	04/29/14	334,381
GBP	400,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.000	05/17/17	641,499
GBP	400,000	Royal Bank of Scotland PLC (The), Series E, MTN	6.875	05/17/25	619,088
GBP	125,000	Tesco PLC, Series E, MTN	6.125	02/24/22	216,870
					9,850,955
		United States— 0.8%
EUR	100,000	BMW US Capital LLC, Series E, MTN	5.000	05/28/15	147,326
JPY	15,000,000	General Electric Capital Corp., Series E, MTN	1.000	03/21/12	184,026
					331,352
		Total Investments (Cost $41,413,647)(a)(b)— 97.5%			40,855,473
		Other assets less liabilities—2.5%			1,039,417
		Net Assets—100.0%			$41,894,890

Investment Abbreviations:
DIP	- Debt Issuance Program
DPNT	- Deposit Notes
MTN	- Medium-Term Notes

TD	- Time Deposits

Currency Legend
AUD	- Australian Dollar
CAD	- Canadian Dollar
CHF	- Swiss Franc
EUR	- Euro
GBP	- British Pound
JPY	- Japanese Yen
SEK	- Swedish Krona

Notes to Schedule of Investments:

(a) Foreign denominated security. Principal amount is denominated in currency indicated.

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $41,415,306. The net unrealized depreciation was $559,833 which consisted of aggregate gross unrealized appreciation of $675,345 and aggregate gross unrealized depreciation of $1,235,178.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares Preferred Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Preferred Stocks and Other Equity Interests- 100.3%
	Banks - 56.4%
79,832	BAC Capital Trust X, 6.25%, Series B	$1,851,304
642,777	Bank of America Corp., 8.20%	16,384,386
507,321	Bank of America Corp., 8.63%	13,352,689
3,077,565	Barclays Bank PLC, 8.13%, Series 5 (United Kingdom)	79,370,401
707,368	BB&T Capital Trust VI, 9.60%	19,926,557
293,974	BNY Capital V, 5.95%, Series F	7,358,169
1,354,782	Deutsche Bank Capital Funding Trust IX, 6.63%	31,336,108
283,216	Deutsche Bank Contingent Capital Trust III, 7.60%	7,272,987
1,750,430	Deutsche Bank Contingent Capital Trust V, 8.05%	45,528,684
905,972	Fifth Third Capital Trust VI, 7.25%	22,730,837
674,839	Goldman Sachs Group, Inc. (The), 6.13%	16,331,104
403,526	Goldman Sachs Group, Inc. (The), 6.20%, Series B	9,676,553
2,216,304	HSBC Holdings PLC, 8.00%, Series 2 (United Kingdom)	59,995,349
2,418,247	HSBC Holdings PLC, 8.13% (United Kingdom)	64,543,012
2,059,619	JPMorgan Chase & Co., 8.63%, Series J	56,207,003
1,973,716	JPMorgan Chase Capital X, 7.00%	50,152,124
567,939	KeyCorp Capital IX, 6.75%	13,551,025
451,893	Lloyds Banking Group PLC, 7.75% (United Kingdom)	11,694,991
872,306	National City Capital Trust II, 6.63%	21,859,988
477,415	PNC Capital Trust D, 6.13%	11,959,246
736,016	Santander Finance Preferred SA Unipersonal, 10.50%, Series 10 (Spain)	20,593,728
1,625,151	USB Capital XI, 6.60%	41,213,829
1,653,043	Wachovia Capital Trust IV, 6.38%	40,978,936
1,997,732	Wells Fargo & Co., 8.00%, Series J	54,757,834
1,895,712	Wells Fargo Capital IV, 7.00%	48,094,213
		766,721,057
	Chemicals - 0.2%
22,919	E.I. du Pont de Nemours & Co., 4.50%, Series B	2,066,836

	Diversified Financial Services - 17.2%
111,310	Ameriprise Financial, Inc., 7.75%	3,053,233
185,072	Capital One Capital II, 7.50%	4,723,037
324,604	Citigroup Capital XII, 8.50%	8,537,085
454,361	Citigroup Capital XIII, 7.88%	12,145,070
516,352	Countrywide Capital V, 7.00%	12,361,467
786,607	Credit Suisse Guernsey, 7.90% (Switzerland)	20,955,210
833,374	General Electric Capital Corp., 5.88%	21,001,025
1,831,167	General Electric Capital Corp., 6.10%	46,328,525
814,891	JPMorgan Chase Capital XXIX, 6.70%	20,722,678
830,346	JPMorgan Chase Capital XXVIII, 7.20%	21,995,866
2,440,509	Morgan Stanley Capital Trust VII, 6.60%	58,694,241
154,726	SLM Corp., 6.00%	3,174,978
		233,692,415
	Electric - 6.1%
1,077,110	Alabama Power Co., 5.88%, Series 07-B	27,444,763
136,727	BGE Capital Trust II, 6.20%	3,385,360
26,830	Consolidated Edison Co. of New York, Inc., 5.00%, Series A	2,443,140
363,200	Dominion Resources, Inc., 8.38%, Series A	10,416,576
120,197	Entergy Arkansas, Inc., 5.75%	3,008,531
235,580	Entergy Texas, Inc., 7.88%	6,763,502
80,136	Interstate Power & Light Co., 8.38%, Series B	2,291,889
724,229	NextEra Energy Capital Holdings, Inc., 6.60%, Series A	18,373,690
55,798	Pacific Gas & Electric Co., 6.00%, Series A	1,452,422
80,445	SCANA Corp., 7.70%	2,226,718
218,152	Xcel Energy, Inc., 7.60%	5,857,381
		83,663,972
	Insurance - 9.3%
1,558,487	Aegon NV, 6.38% (Netherlands)	33,569,810
1,033,780	Allianz SE, 8.38% (Germany)	27,233,694
176,122	Arch Capital Group Ltd., 8.00%, Series A	4,473,499
131,797	Berkley W.R. Capital Trust II, 6.75%	3,247,478
109,977	Endurance Specialty Holdings Ltd., 7.75%, Series A	2,871,499
166,473	Everest Re Capital Trust II, 6.20%, Series B	3,995,352
76,773	Markel Corp., 7.50%	2,003,775
875,738	MetLife, Inc., 6.50%, Series B	21,709,545
277,871	PartnerRe Ltd., 6.75%, Series C	6,943,996
144,926	Principal Financial Group, Inc., 6.52%, Series B	3,543,441
296,657	Prudential PLC, 6.50% (United Kingdom)	7,202,832
292,950	RenaissanceRe Holdings Ltd., 6.60%, Series D	7,177,275
47,490	Selective Insurance Group, Inc., 7.50%	1,187,725
62,312	Torchmark Capital Trust III, 7.10%	1,574,624
		126,734,545
	Media - 3.3%
347,945	CBS Corp., 6.75%	8,750,817
1,032,196	Comcast Corp., 7.00%, Series B	26,424,217
397,548	Viacom, Inc., 6.85%	10,153,376
		45,328,410
	REITs - 6.0%
80,225	Equity Residential Properties, 6.48%, Series N	1,985,569
434,339	Kimco Realty Corp., 7.75%, Series G	11,106,048
158,374	PS Business Parks, Inc., 7.00%, Series H	3,937,178
1,703,183	Public Storage, 7.25%, Series I	42,920,212
25,428	Public Storage, 7.25%, Series K	640,531
189,738	Realty Income Corp., 6.75%, Series E	4,669,452
255,648	Vornado Realty LP, 7.88%	6,871,818
373,740	Vornado Realty Trust, 6.63%, Series I	9,003,397
		81,134,205
	Telecommunications - 1.8%
643,317	AT&T, Inc., 6.38%	16,835,606
328,814	Telephone & Data Systems, Inc., 6.63%	8,072,384
		24,907,990
	Total Preferred Stocks and Other Equity Interests (Cost $1,222,724,956)	1,364,249,430

	Money Market Fund - 0.0%
324,440	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $324,440)	$324,440

	Total Investments (Cost $1,223,049,396)(a)-100.3%	1,364,573,870
	Liabilities in excess of other assets-(0.3%)	(4,145,559)
	Net Assets-100.0%	$1,360,428,311

Investment Abbreviations:
REIT	-	Real Estate Investment Trust

Notes to Schedule of Investments:

This Fund has holdings greater than 10% of net assets in the following country:

United Kingdom	16.4%

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $1,227,805,881. The net unrealized appreciation was $136,767,989 which consisted of aggregate gross unrealized appreciation of $142,037,869 and aggregate gross unrealized depreciation of $5,269,880.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares VRDO Tax-Free Weekly Portfolio

January 31, 2011 (Unaudited)

Principal Amount		Interest Rate(!)	Maturity Date	Value
	Municipal Bonds (#)— 99.4%
	Ad Valorem Property Tax — 5.3%
$3,700,000	Chicago Illinois Board of Education Ser. 00B AGM	0.350%	03/01/32	$3,700,000
18,320,000	Chicago Illinois Board of Education Ser. 00D AGM	0.320	03/01/32	18,320,000
5,000,000	Luzerne County Pennsylvania Ser. 06A AGM	0.340	11/15/26	5,000,000
500,000	New York - City of New York Sub-Ser. 96-J3 (Remarketed)	0.250	02/15/16	500,000
1,500,000	Shelby County Tennessee Ser. 06C	0.320	12/01/31	1,500,000
				29,020,000
	College Revenue — 7.9%
2,280,000	Broward County Florida Educational Facilities Auth. Rev. (Nova Southeastern University) Ser. 02A	1.110	04/01/22	2,280,000
1,500,000	Charlottesville Virginia Industrial Development Auth. Educational Facilities Rev. (University of Virginia Foundation Projects) Ser. 06B	0.290	12/01/37	1,500,000
3,100,000	Rhode Island State Health & Educational Building Corp. Rev. (Catholic School Pool Program) Ser. 05A	0.400	04/01/35	3,100,000
4,900,000	Shelby County Health Educational & Housing Facilities Board Rev. (Southern College of Optometry Project) Ser. 01	3.000	06/01/26	4,900,000
1,025,000	Shelby County Tennessee Health Educational & Housing Facility Board Rev. (Memphis University School Project) Ser. 02	0.690	10/01/22	1,025,000
30,100,000	University of Texas Rev. (Financing System) Ser. 08B	0.220	08/01/32	30,100,000
				42,905,000
	Economic Development Revenue — 1.0%
5,600,000	Lafayette Louisiana Economic Development Auth. Gulf Opportunity Zone Rev. (Stirling Lafayette, LLC Project) Ser. 08	2.000	02/01/38	5,600,000

	Electric Power Revenue — 9.5%
23,200,000	Austin Texas Water & Wastewater System Rev. Ref. Ser. 04 AGM	0.350	05/15/24	23,200,000
2,000,000	Long Island Power Auth. Electric System Rev. (Remarketed) Ser. 03I AGM	0.320	12/01/29	2,000,000
9,000,000	Long Island Power Auth. Electric System Rev. Ser. 03D AGM	0.300	12/01/29	9,000,000
7,600,000	Municipal Electric Auth. of Georgia (Project One-Remarketed) Ser. 94B AGM	0.370	01/01/16	7,600,000
3,000,000	Municipal Electric Auth. of Georgia Subordinated (Remarketed) Ser. 94D AGM	0.340	01/01/22	3,000,000
7,000,000	Piedmont Municipal Power Agency South Carolina Electric Rev. Ser. 08C AGC	0.330	01/01/34	7,000,000
				51,800,000
	Fuel Sales Tax Revenue — 0.6%
3,050,000	Metropolitan Transportation Auth. New York Dedicated Tax Fund Ser. 02-B AGM	0.320	11/01/22	3,050,000

	General Fund — 0.1%
500,000	North Carolina State Public Improvements Ser. 02D	0.300	05/01/21	500,000

	Highway Tolls Revenue — 9.1%
4,800,000	Delaware River Joint Toll Bridge Commission Pennsylvania Bridge Rev. Ser. 07B-1	0.300	07/01/32	4,800,000
1,800,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.300	01/01/16	1,800,000
1,400,000	Illinois State Toll Highway Auth. Rev. Ref. Ser. 98B AGM	0.300	01/01/17	1,400,000
17,300,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-1 AGM	0.310	01/01/24	17,300,000
14,850,000	New Jersey State Turnpike Auth. Turnpike Rev. Ser. 03C-2 AGM	0.330	01/01/24	14,850,000
700,000	New Jersey Turnpike Auth. Turnpike Rev. Ser. 91-D NATL RE	0.300	01/01/18	700,000
1,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Ref. Rev. Ser. 03-C-2 AGM	0.320	07/01/25	1,000,000

	Highway Tolls Revenue (continued)
$5,000,000	Orlando & Orange County Expressway Auth. (Florida Expressway) Rev. Ref. Sub-Ser. 08B-1	0.320%	07/01/40	$5,000,000
2,910,000	Triborough Bridge & Tunnel Auth. New York Rev. Ser. 05A	0.320	11/01/35	2,910,000
				49,760,000
	Hospital Revenue — 22.4%
19,000,000	Harris County Texas Health Facilities Development Corp. Hospital Rev. Ref. (Memorial Hermann Healthcare System) Ser. 08A AGM	0.340	06/01/27	19,000,000
15,585,000	Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) Ser. 08E	0.560	01/01/48	15,585,000
20,235,000	Indiana Health & Educational Facility Financing Auth. Rev. (Clarian Health Obligated Group) Ser. 05-B AGM	0.310	02/15/21	20,235,000
14,300,000	New Hampshire Health & Education Facilities Auth. Rev. (Dartmouth Hitchcock Obligation) Ser. 01A AGM	0.340	08/01/31	14,300,000
5,550,000	Russell Kentucky Rev. (Bon Secours Health System Obligated Group) Ser. 02-B AGM	0.350	11/01/26	5,550,000
24,200,000	Springfield Tennessee Health Educational Facilities Board Rev. Ref. (Northcrest Medical Center Project) Ser. 08	2.000	08/01/33	24,200,000
23,185,000	White County Industrial Hospital Association Lease Rental Rev. Ser. 06	2.000	10/01/38	23,185,000
				122,055,000
	Industrial Revenue — 7.1%
900,000	Fairfax County Virginia Economic Development Auth. Rev. (NISH Project) Ser. 02	1.110	08/01/32	900,000
7,000,000	Louisiana Local Government Environmental Facilities Community Development Auth. Rev. (Laship, LLC Project) Ser. 06	1.750	09/01/36	7,000,000
2,300,000	Mississippi Business Financing Corp. Rev. (DDR Gulfport Promenade LLC Project) Ser. 07	2.000	12/01/37	2,300,000
8,345,000	Rensselaer County New York Industrial Development Agency Civic Facility Rev. (Rensselaer Polytech Institute Project) Ser. 97-A	0.260	02/01/22	8,345,000
20,000,000	Washington County Alabama Industrial Development Auth. Rev. (Bay Gas Storage Co. Ltd. Project) Ser. 07	3.250	08/01/37	20,000,000
				38,545,000
	Lease Revenue — 7.9%
1,900,000	Broward County Florida School Board COP Ser. 04D AGM	0.300	07/01/29	1,900,000
5,000,000	Broward County Florida School Board COP Ser. 05 AGM	0.350	07/01/21	5,000,000
3,315,000	San Francisco California City & County Finance Corp. Lease Rev. Ref. (Moscone Center) Ser. 08-1	0.290	04/01/30	3,315,000
22,365,000	University of South Florida Financing Corp. COP (University of South Florida College of Medicine Health Facilities) Ser. 07	0.550	07/01/37	22,365,000
10,535,000	USF Financing Corp Florida COP (College of Medicine Facilities Lease Program) Ser. 06-A-2	0.550	07/01/36	10,535,000
				43,115,000
	Local Housing Revenue — 1.4%
1,260,000	Alabama Housing Financing Auth. Ref. Ser. 89	2.300	04/01/14	1,260,000
3,480,000	Colorado Housing & Financing Auth. (Multi-Family Project) Class I Ser. 05A2	0.340	04/01/36	3,480,000
2,800,000	New Hampshire State Housing Financing Auth. Multifamily Rev. (Ref. EQR Board Partnership Project) Ser. 96	0.240	09/15/26	2,800,000
				7,540,000
	Miscellaneous Revenue — 11.4%
400,000	Baltimore Maryland Industrial Development Auth. (Baltimore Capital Acquisition) Ser. 86	0.370	08/01/16	400,000
1,500,000	Blount County Public Building Authority	1.200	06/01/32	1,500,000
4,470,000	Clarksville Tennessee Public Building Auth. Rev. (Pooled Financing Tennessee Municipal Bond Fund) Ser. 99	0.350	06/01/29	4,470,000
2,600,000	Delaware Valley Pennsylvania Regional Finance Auth. Local Government Rev. Ser. 85A	0.320	12/01/18	2,600,000
15,000,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 85C	0.320	12/01/20	15,000,000
11,500,000	Delaware Valley Regional Finance Auth. Local Government Rev. Ser. 86-1	0.310	08/01/16	11,500,000
10,000,000	Illinois State Ser. 03B	3.250	10/01/33	10,000,000
10,000,000	Massachusetts Bay Transportation Auth. (General Transportation System) Ser. 00	0.310	03/01/30	10,000,000

	Miscellaneous Revenue (continued)
$1,600,000	Montgomery County Tennessee Public Building Auth. Pooled Funding Government Obligation (Tennessee County Loan Pool) Ser. 95	0.350%	03/01/25	$1,600,000
5,165,000	Southern California Public Power Auth. Transmission Project Rev. (Southern Transmission Project) Ser. 01-A AGM	0.320	07/01/21	5,165,000
				62,235,000
	Multiple Utility Revenue — 3.5%
19,350,000	Colorado Springs Colorado Utilities Rev. (Sub-Lien Improvement) Ser. 06B	0.320	11/01/36	19,350,000

	Port, Airport & Marina Revenue — 0.5%
2,880,000	Metropolitan Washington DC Airport Auth. System Sub-Ser. 09-A-1	0.320	10/01/39	2,880,000

	Tax Increment Revenue — 0.2%
915,000	Denver Colorado Urban Renewal Auth. Tax Increment Rev. Ref. (South Broadway Urban Renewal Project) Ser. 02	3.000	12/01/15	915,000

	Transit Revenue — 4.0%
800,000	California Transit Finance Auth. Ser. 97 AGM	0.340	10/01/27	800,000
16,190,000	Metropolitan Transportation Auth. New York Rev. Ref. Ser. 02D-1 AGM	0.340	11/01/29	16,190,000
4,550,000	Metropolitan Transportation Auth. of New York Rev. Ref. Ser. 02D-2 AGM	0.320	11/01/32	4,550,000
				21,540,000
	Water Revenue — 7.5%
4,700,000	Charleston South Carolina Waterworks & Sewer Rev. (Capital Improvement) Ser. 06B	0.300	01/01/35	4,700,000
15,000,000	Forsyth County Georgia Water & Sewage Auth. Rev. Ser. 05B	0.320	04/01/35	15,000,000
5,060,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08C	0.300	11/01/26	5,060,000
5,900,000	Massachusetts State Water Resources Auth. Ref. Subordinated Ser. 08D	0.300	08/01/11	5,900,000
2,000,000	Metropolitan Water District Southern California Rev. Ser. 00B-2	0.380	07/01/35	2,000,000
8,000,000	Metropolitan Water District Southern California Waterworks Rev. Ref. Ser. 08A-2	0.330	07/01/37	8,000,000
				40,660,000
	Total Investments (Cost $541,470,000)(a)(b)— 99.4%			541,470,000
	Other assets less liabilities—0.6%			3,519,607
	Net Assets—100.0%			$544,989,607

Investment Abbreviations:
Auth.	- Authority
COP	- Certificate of Participation
Ref.	- Refunding Bonds
Rev.	- Revenue
Ser.	- Series

Glossary of Terms:
AGC	- Assured Guaranty Corp.
AGM	- Assured Guaranty Municipal Corp.
NATL RE	- National Public Finance Guarantee Corp.

Notes to Schedule of Investments:

(#) Demand Securities payable upon demand by the Fund for an amount equal to par value plus accrued interest at specified time intervals.

(!) Variable rate coupon. Stated interest rate was in effect at January 31, 2011.

(a) This table, as of January 31, 2011, provides a listing of those entities that have either guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the value of securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security,  it is not primarily responsible for the borrower’s obligations but may be called upon to satisfy the borrower’s obligations.

Entities	Percentage of Total Investments
Assured Guaranty Municipal Corp.	37.7%

(b) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $541,470,000. The net unrealized depreciation was $0 which consisted of aggregate gross unrealized appreciation of $0 and aggregate gross unrealized depreciation of $0.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Discretionary Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Apparel - 15.2%
33,534	Carter’s, Inc.*	$928,892
50,883	Crocs, Inc.*	833,972
42,297	Iconix Brand Group, Inc.*	839,596
15,834	K-Swiss, Inc., Class A*	182,091
13,624	Maidenform Brands, Inc.*	350,682
8,113	Oxford Industries, Inc.	192,035
5,843	Perry Ellis International, Inc.*	164,480
75,534	Quiksilver, Inc.*	337,637
19,721	Skechers U.S.A., Inc., Class A*	405,661
13,429	Steven Madden Ltd.*	512,585
14,848	True Religion Apparel, Inc.*	305,126
9,965	Volcom, Inc.	165,419
28,479	Wolverine World Wide, Inc.	907,056
		6,125,232
	Auto Parts & Equipment - 1.3%
19,006	Spartan Motors, Inc.	118,597
11,363	Standard Motor Products, Inc.	137,606
13,561	Superior Industries International, Inc.	271,220
		527,423
	Beverages - 0.7%
7,468	Peet’s Coffee & Tea, Inc.*	284,979

	Building Materials - 0.7%
11,149	Drew Industries, Inc.	263,339

	Commercial Services - 11.8%
10,478	American Public Education, Inc.*	351,642
15,711	Arbitron, Inc.	654,991
9,644	Capella Education Co.*	552,119
49,212	Corinthian Colleges, Inc.*	259,839
36,324	Hillenbrand, Inc.	784,962
87,054	Live Nation Entertainment, Inc.*	905,362
8,279	Midas, Inc.*	58,864
17,614	Monro Muffler Brake, Inc.	582,671
5,694	Pre-Paid Legal Services, Inc.*	374,893
12,180	Universal Technical Institute, Inc.	222,285
		4,747,628
	Distribution/Wholesale - 1.8%
28,988	Pool Corp.	706,728

	Entertainment - 2.1%
35,818	Pinnacle Entertainment, Inc.*	540,135
31,277	Shuffle Master, Inc.*	323,248
		863,383
	Home Builders - 2.9%
10,803	M/I Homes, Inc.*	158,372
18,736	Meritage Homes Corp.*	430,179
4,013	Skyline Corp.	80,621
57,936	Standard Pacific Corp.*	254,918
16,980	Winnebago Industries, Inc.*	253,002
		1,177,092
	Home Furnishings - 2.3%
10,833	Audiovox Corp., Class A*	77,781
16,755	Ethan Allen Interiors, Inc.	375,312
30,248	La-Z-Boy, Inc.*	251,663
8,656	Universal Electronics, Inc.*	227,913
		932,669
	Household Products/Wares - 1.8%
3,168	Blyth, Inc.	106,508
17,866	Helen of Troy Ltd.*	501,499
12,566	Kid Brands, Inc.*	114,476
		722,483
	Internet - 1.9%
8,390	Blue Nile, Inc.*	476,971
15,585	NutriSystem, Inc.	295,492
		772,463
	Leisure Time - 4.7%
7,122	Arctic Cat, Inc.*	114,094
51,704	Brunswick Corp.*	1,029,944
37,557	Callaway Golf Co.	276,044
23,635	Interval Leisure Group, Inc.*	370,360
16,108	Multimedia Games, Inc.*	85,856
		1,876,298
	Lodging - 0.6%
12,612	Marcus Corp.	149,452
6,588	Monarch Casino & Resort, Inc.*	71,414
		220,866
	Media - 0.4%
17,905	E.W. Scripps Co. (The), Class A*	162,577

	Miscellaneous Manufacturing - 0.8%
10,090	Movado Group, Inc.*	145,397
10,977	Sturm Ruger & Co., Inc.	163,667
		309,064
	Retail - 49.7%
12,725	Big 5 Sporting Goods Corp.	161,353
836	Biglari Holdings, Inc.*	359,480
13,176	BJ’s Restaurants, Inc.*	465,508
25,583	Brown Shoe Co., Inc.	324,137
15,220	Buckle, Inc. (The)	544,115
10,608	Buffalo Wild Wings, Inc.*	464,312
23,365	Cabela’s, Inc., Class A*	581,788
14,333	California Pizza Kitchen, Inc.*	229,471
17,192	Cato Corp. (The), Class A	420,172
11,978	CEC Entertainment, Inc.*	442,587
15,152	Children’s Place Retail Stores, Inc. (The)*	634,717
20,904	Christopher & Banks Corp.	119,362
18,471	Coinstar, Inc.*	764,515
35,027	Coldwater Creek, Inc.*	101,929
13,612	Cracker Barrel Old Country Store, Inc.	700,746
9,039	DineEquity, Inc.*	466,232
31,094	Finish Line, Inc. (The), Class A	478,537
22,870	Fred’s, Inc., Class A	307,144
14,025	Genesco, Inc.*	520,748
13,837	Group 1 Automotive, Inc.	523,592
10,828	Haverty Furniture Cos., Inc.	130,369
16,300	Hibbett Sports, Inc.*	521,926
26,003	Hot Topic, Inc.	141,196
22,567	HSN, Inc.*	635,487
30,854	Jack in the Box, Inc.*	676,937

	Retail (continued)
15,357	Jo-Ann Stores, Inc.*	$926,488
16,109	Jos. A. Bank Clothiers, Inc.*	688,338
9,161	Kirkland’s, Inc.*	121,337
12,666	Lithia Motors, Inc., Class A	170,991
55,098	Liz Claiborne, Inc.*	272,184
13,595	Lumber Liquidators Holdings, Inc.*	379,844
12,917	MarineMax, Inc.*	116,770
30,725	Men’s Wearhouse, Inc. (The)	805,302
11,047	O’Charley’s, Inc.*	76,445
49,588	OfficeMax, Inc.*	796,879
13,393	P.F. Chang’s China Bistro, Inc.	616,614
11,724	Papa John’s International, Inc.*	336,479
30,630	Pep Boys - Manny, Moe & Jack (The)	426,982
13,287	PetMed Express, Inc.	200,501
9,096	Red Robin Gourmet Burgers, Inc.*	187,741
37,822	Ruby Tuesday, Inc.*	509,841
18,041	Ruth’s Hospitality Group, Inc.*	84,071
20,607	Sonic Automotive, Inc., Class A	256,557
35,945	Sonic Corp.*	344,713
21,346	Stage Stores, Inc.	330,863
15,714	Stein Mart, Inc.	123,119
33,902	Texas Roadhouse, Inc.*	563,451
21,333	Tuesday Morning Corp.*	105,598
14,486	Vitamin Shoppe, Inc.*	459,641
13,482	Zale Corp.*	62,961
12,135	Zumiez, Inc.*	281,775
		19,961,845
	Toys/Games/Hobbies - 1.3%
16,106	JAKKS Pacific, Inc.*	278,473
12,624	RC2 Corp.*	256,520
		534,993
	Total Common Stocks (Cost $35,734,835)	40,189,062

	Money Market Fund - 0.0%
4,322	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,322)	4,322

	Total Investments (Cost $35,739,157)(a)-100.0%	40,193,384
	Liabilities in excess of other assets-(0.0%)	(2,916)
	Net Assets-100.0%	$40,190,468

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $35,798,291. The net unrealized appreciation was $4,395,093 which consisted of aggregate gross unrealized appreciation of $5,097,392 and aggregate gross unrealized depreciation of $702,299.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Consumer Staples Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.1%
	Agriculture - 7.4%
75,693	Alliance One International, Inc.*	$289,904
14,233	Andersons, Inc. (The)	551,956
		841,860
	Beverages - 4.9%
6,113	Boston Beer Co., Inc., Class A*	550,231

	Commercial Services - 2.5%
11,662	Medifast, Inc.*	278,955

	Environmental Control - 6.6%
55,564	Darling International, Inc.*	752,892

	Food - 59.3%
10,447	Calavo Growers, Inc.	241,117
11,610	Cal-Maine Foods, Inc.	329,260
10,991	Diamond Foods, Inc.	547,022
30,065	Hain Celestial Group, Inc. (The)*	800,631
10,705	J & J Snack Foods Corp.	454,641
10,576	Nash Finch Co.	398,398
11,857	Sanderson Farms, Inc.	487,441
7,957	Seneca Foods Corp., Class A*	221,205
24,306	Snyders-Lance, Inc.	504,106
19,667	Spartan Stores, Inc.	284,975
24,835	TreeHouse Foods, Inc.*	1,188,355
33,795	United Natural Foods, Inc.*	1,250,415
		6,707,566
	Household Products/Wares - 8.4%
47,713	Central Garden & Pet Co., Class A*	452,319
12,703	WD-40 Co.	500,117
		952,436
	Retail - 10.0%
26,552	Casey’s General Stores, Inc.	1,128,194

	Total Common Stocks (Cost $10,767,625)	11,212,134

	Money Market Fund - 0.1%
5,059	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $5,059)	5,059

	Total Investments (Cost $10,772,684)(a)-99.2%	11,217,193
	Other assets less liabilities-0.8%	93,996
	Net Assets-100.0%	$11,311,189

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $10,786,997. The net unrealized appreciation was $430,196 which consisted of aggregate gross unrealized appreciation of $718,210 and aggregate gross unrealized depreciation of $288,014.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Energy Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.7%
	Oil & Gas - 33.6%
39,165	Contango Oil & Gas Co.*	$2,271,570
96,529	Gulfport Energy Corp.*	2,310,904
66,181	Holly Corp.	3,247,502
138,862	Penn Virginia Corp.	2,413,422
69,190	Petroleum Development Corp.*	3,148,837
169,522	PetroQuest Energy, Inc.*	1,329,052
165,159	Pioneer Drilling Co.*	1,463,309
36,465	Seahawk Drilling, Inc.*	253,249
118,670	Stone Energy Corp.*	2,759,077
67,122	Swift Energy Co.*	2,863,425
		22,060,347
	Oil & Gas Services - 52.2%
70,439	Basic Energy Services, Inc.*	1,286,216
45,218	CARBO Ceramics, Inc.	5,207,305
43,658	Gulf Island Fabrication, Inc.	1,182,259
70,968	Hornbeck Offshore Services, Inc.*	1,684,780
327,458	ION Geophysical Corp.*	3,114,126
71,726	Lufkin Industries, Inc.	4,785,559
80,501	Matrix Service Co.*	906,441
120,623	Oil States International, Inc.*	8,173,414
50,689	SEACOR Holdings, Inc.	5,357,320
232,272	TETRA Technologies, Inc.*	2,636,287
		34,333,707
	Retail - 9.4%
164,900	World Fuel Services Corp.	6,190,346

	Transportation - 4.5%
57,783	Bristow Group, Inc.*	2,975,247

	Total Investments (Cost $58,347,225)(a)-99.7%	65,559,647
	Other assets less liabilities-0.3%	173,429
	Net Assets-100.0%	$65,733,076

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $58,414,613. The net unrealized appreciation was $7,145,034 which consisted of aggregate gross unrealized appreciation of $7,348,604 and aggregate gross unrealized depreciation of $203,570.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Financials Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests- 99.9%
	Banks - 31.3%
28,409	Bank Mutual Corp.	$125,852
8,124	Bank of the Ozarks, Inc.	350,388
47,494	Boston Private Financial Holdings, Inc.	318,685
9,624	City Holding Co.	334,915
24,427	Columbia Banking System, Inc.	490,983
20,599	Community Bank System, Inc.	520,743
13,229	First BanCorp*	66,542
58,588	First Commonwealth Financial Corp.	376,721
36,024	First Financial Bancorp	608,806
12,938	First Financial Bankshares, Inc.	638,102
45,987	First Midwest Bancorp, Inc.	537,588
44,962	Glacier Bancorp, Inc.	634,414
18,311	Hancock Holding Co.	600,601
93,895	Hanmi Financial Corp.*	123,472
13,600	Home BancShares, Inc.	278,256
13,168	Independent Bank Corp.	357,906
23,578	Nara Bancorp, Inc.*	230,121
75,999	National Penn Bancshares, Inc.	620,152
21,406	NBT Bancorp, Inc.	496,191
58,876	Old National Bancorp	631,739
20,903	Pinnacle Financial Partners, Inc.*	287,625
36,350	PrivateBancorp, Inc.	558,699
15,393	S&T Bancorp, Inc.	336,337
25,231	Signature Bank*	1,318,067
10,700	Simmons First National Corp., Class A	297,353
16,668	Sterling Bancorp	163,180
63,314	Sterling Bancshares, Inc.	561,595
81,100	Susquehanna Bancshares, Inc.	775,316
22,839	Texas Capital Bancshares, Inc.*	557,043
5,136	Tompkins Financial Corp.	209,292
47,898	TrustCo Bank Corp. NY	286,670
18,587	UMB Financial Corp.	755,562
71,169	Umpqua Holdings Corp.	780,724
23,989	United Bankshares, Inc.	676,490
58,682	United Community Banks, Inc.*	99,759
60,066	Whitney Holding Corp.	799,478
56,812	Wilmington Trust Corp.	248,837
12,086	Wilshire Bancorp, Inc.	77,592
21,483	Wintrust Financial Corp.	707,005
		17,838,801
	Diversified Financial Services - 9.0%
26,220	Interactive Brokers Group, Inc., Class A	423,977
26,002	Investment Technology Group, Inc.*	479,217
22,368	LaBranche & Co., Inc.*	84,104
27,120	National Financial Partners Corp.*	343,882
26,397	optionsXpress Holdings, Inc.*	392,259
9,926	Piper Jaffray Cos.*	414,907
10,661	Portfolio Recovery Associates, Inc.*	769,084
21,873	Stifel Financial Corp.*	1,403,372
18,169	SWS Group, Inc.*	85,031
24,831	TradeStation Group, Inc.*	173,072
9,718	World Acceptance Corp.*	545,763
		5,114,668
	Insurance - 12.2%
11,448	AMERISAFE, Inc.*	203,889
33,773	Delphi Financial Group, Inc., Class A	971,987
13,784	eHealth, Inc.*	166,786
24,736	Employers Holdings, Inc.	415,317
24,527	Horace Mann Educators Corp.	423,826
7,773	Infinity Property & Casualty Corp.	464,359
7,735	Navigators Group, Inc. (The)*	378,551
13,223	Presidential Life Corp.	125,354
19,119	ProAssurance Corp.*	1,121,712
10,277	RLI Corp.	553,622
9,340	Safety Insurance Group, Inc.	444,491
33,203	Selective Insurance Group, Inc.	590,349
11,410	Stewart Information Services Corp.	130,188
25,766	Tower Group, Inc.	670,947
13,195	United Fire & Casualty Co.	264,494
		6,925,872
	Real Estate - 0.7%
22,002	Forestar Group, Inc.*	410,557

	REITs - 40.9%
24,998	Acadia Realty Trust	461,963
81,349	BioMed Realty Trust, Inc.	1,452,080
29,195	Cedar Shopping Centers, Inc.	176,630
52,188	Colonial Properties Trust	1,001,488
102,925	DiamondRock Hospitality Co.*	1,248,480
16,869	EastGroup Properties, Inc.	735,320
28,927	Entertainment Properties Trust	1,331,510
54,419	Extra Space Storage, Inc.	1,046,477
43,097	Franklin Street Properties Corp.	646,024
40,246	Healthcare Realty Trust, Inc.	845,166
23,350	Home Properties, Inc.	1,300,128
47,047	Inland Real Estate Corp.	436,596
32,546	Kilroy Realty Corp.	1,241,304
39,335	Kite Realty Group Trust	207,689
45,409	LaSalle Hotel Properties	1,261,008
77,187	Lexington Realty Trust	653,774
16,287	LTC Properties, Inc.	445,287
69,147	Medical Properties Trust, Inc.	759,234
21,250	Mid-America Apartment Communities, Inc.	1,354,688
51,798	National Retail Properties, Inc.	1,287,180
13,615	Parkway Properties, Inc.	230,094
34,390	Pennsylvania Real Estate Investment Trust	469,767
30,319	Post Properties, Inc.	1,122,713
11,610	PS Business Parks, Inc.	675,818
7,114	Saul Centers, Inc.	336,848
17,155	Sovran Self Storage, Inc.	659,438
50,330	Tanger Factory Outlet Centers, Inc.	1,314,116
7,758	Universal Health Realty Income Trust	282,003
14,357	Urstadt Biddle Properties, Inc., Class A	278,669
		23,261,492
	Retail - 3.8%
18,384	Cash America International, Inc.	739,588
30,966	EZCORP, Inc., Class A*	832,986
18,803	First Cash Financial Services, Inc.*	620,311
		2,192,885
	Savings & Loans - 2.0%
36,684	Brookline Bancorp, Inc.	397,288
17,181	Dime Community Bancshares	259,089

	Savings & Loans (continued)
32,232	Provident Financial Services, Inc.	$472,199
		1,128,576
	Total Common Stocks and Other Equity Interests (Cost $49,351,541)	56,872,851

	Money Market Fund - 0.0%
7,474	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $7,474)	7,474

	Total Investments (Cost $49,359,015)(a)-99.9%	56,880,325
	Other assets less liabilities-0.1%	40,244
	Net Assets-100.0%	$56,920,569

Investment Abbreviations:

REIT          - Real Estate Investment Trust

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $49,446,495. The net unrealized appreciation was $7,433,830 which consisted of aggregate gross unrealized appreciation of $8,001,698 and aggregate gross unrealized depreciation of $567,868.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Health Care Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Biotechnology - 9.5%
40,401	ArQule, Inc.*	$247,658
27,618	Cambrex Corp.*	125,938
55,658	Cubist Pharmaceuticals, Inc.*	1,221,136
20,204	Emergent Biosolutions, Inc.*	429,133
32,169	Enzo Biochem, Inc.*	159,558
31,426	Martek Biosciences Corp.*	987,091
68,054	Regeneron Pharmaceuticals, Inc.*	2,292,059
		5,462,573
	Commercial Services - 9.8%
36,701	AMN Healthcare Services, Inc.*	212,866
21,392	Chemed Corp.	1,331,224
6,149	CorVel Corp.*	310,402
29,193	Cross Country Healthcare, Inc.*	210,190
25,794	HMS Holdings Corp.*	1,659,586
14,003	Kendle International, Inc.*	159,074
8,825	Landauer, Inc.	512,291
54,587	PAREXEL International Corp.*	1,266,964
		5,662,597
	Distribution/Wholesale - 1.3%
11,689	MWI Veterinary Supply, Inc.*	726,588

	Electronics - 4.4%
12,027	Analogic Corp.	614,219
16,310	Dionex Corp.*	1,924,254
		2,538,473
	Healthcare - Products - 32.3%
20,981	Abaxis, Inc.*	552,849
66,300	Affymetrix, Inc.*	321,555
63,746	Align Technology, Inc.*	1,327,829
71,770	American Medical Systems Holdings, Inc.*	1,400,950
11,995	Cantel Medical Corp.	255,374
26,397	CONMED Corp.*	689,226
42,772	Cooper Cos., Inc. (The)	2,452,547
26,405	CryoLife, Inc.*	133,873
22,614	Cyberonics, Inc.*	740,609
21,847	Greatbatch, Inc.*	514,497
23,227	Haemonetics Corp.*	1,378,290
30,488	Hanger Orthopedic Group, Inc.*	626,528
11,097	ICU Medical, Inc.*	433,449
19,095	Integra LifeSciences Holdings Corp.*	885,626
30,414	Invacare Corp.	840,643
7,976	Kensey Nash Corp.*	193,019
17,557	LCA-Vision, Inc.*	118,861
38,180	Meridian Bioscience, Inc.	837,669
26,576	Merit Medical Systems, Inc.*	392,528
27,135	Natus Medical, Inc.*	408,653
17,431	Palomar Medical Technologies, Inc.*	259,025
51,865	PSS World Medical, Inc.*	1,235,943
16,341	SurModics, Inc.*	192,824
33,734	Symmetry Medical, Inc.*	322,834
31,252	West Pharmaceutical Services, Inc.	1,249,767
20,188	Zoll Medical Corp.*	834,774
		18,599,742
	Healthcare — Services - 23.9%
10,473	Air Methods Corp.*	536,637
7,720	Almost Family, Inc.*	257,771
27,245	Amedisys, Inc.*	928,782
46,424	AMERIGROUP Corp.*	2,431,225
29,033	AmSurg Corp., Class A*	611,725
22,983	Bio-Reference Labs, Inc.*	530,677
46,241	Centene Corp.*	1,281,800
12,286	Ensign Group, Inc. (The)	296,830
16,527	Genoptix, Inc.*	412,514
28,041	Gentiva Health Services, Inc.*	645,504
53,557	Healthspring, Inc.*	1,627,597
32,205	Healthways, Inc.*	385,494
15,262	IPC The Hospitalist Co., Inc.*	566,678
14,724	LHC Group, Inc.*	391,658
31,444	Magellan Health Services, Inc.*	1,522,204
19,212	MedCath Corp.*	257,249
15,894	Molina Healthcare, Inc.*	487,310
23,404	RehabCare Group, Inc.*	574,802
		13,746,457
	Internet - 0.5%
40,520	eResearchTechnology, Inc.*	260,544

	Pharmaceuticals - 14.1%
36,558	Catalyst Health Solutions, Inc.*	1,586,617
9,568	Hi-Tech Pharmacal Co., Inc.*	218,342
21,304	Neogen Corp.*	766,092
33,408	Par Pharmaceutical Cos., Inc.*	1,193,334
27,515	PharMerica Corp.*	311,195
54,258	Salix Pharmaceuticals Ltd.*	2,222,950
65,944	Savient Pharmaceuticals, Inc.*	608,663
73,193	ViroPharma, Inc.*	1,200,365
		8,107,558
	Software - 4.2%
10,290	Computer Programs & Systems, Inc.	534,051
30,946	Omnicell, Inc.*	431,232
17,939	Quality Systems, Inc.	1,432,250
		2,397,533
	Total Investments (Cost $51,199,115)(a)-100.0%	57,502,065
	Liabilities in excess of other assets-(0.0%)	(2,869)
	Net Assets-100.0%	$57,499,196

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $51,281,205. The net unrealized appreciation was $6,220,860 which consisted of aggregate gross unrealized appreciation of $7,472,213 and aggregate gross unrealized depreciation of $1,251,353.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Industrials Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Aerospace/Defense - 17.8%
17,431	AAR Corp.*	$466,977
6,672	Aerovironment, Inc.*	188,150
7,003	Cubic Corp.	341,396
20,466	Curtiss-Wright Corp.	710,170
13,394	Esterline Technologies Corp.*	953,385
26,192	GenCorp, Inc.*	134,365
11,537	Kaman Corp.	339,592
20,226	Moog, Inc., Class A*	862,437
2,316	National Presto Industries, Inc.	296,494
25,747	Orbital Sciences Corp.*	439,244
16,156	Teledyne Technologies, Inc.*	764,340
7,305	Triumph Group, Inc.	701,499
		6,198,049
	Airlines - 1.9%
6,666	Allegiant Travel Co.	310,235
24,434	SkyWest, Inc.	367,732
		677,967
	Building Materials - 5.5%
5,282	AAON, Inc.	142,244
12,476	Apogee Enterprises, Inc.	159,568
16,810	Comfort Systems USA, Inc.	213,991
13,450	Gibraltar Industries, Inc.*	148,354
7,470	NCI Building Systems, Inc.*	99,127
16,697	Quanex Building Products Corp.	325,425
17,554	Simpson Manufacturing Co., Inc.	522,231
8,564	Universal Forest Products, Inc.	314,299
		1,925,239
	Commercial Services - 10.4%
20,864	ABM Industries, Inc.	536,205
9,923	Administaff, Inc.	281,019
5,746	CDI Corp.	92,281
4,520	Consolidated Graphics, Inc.*	226,226
28,610	Geo Group, Inc. (The)*	680,060
29,256	Healthcare Services Group, Inc.	463,415
7,786	Heidrick & Struggles International, Inc.	208,587
12,542	Kelly Services, Inc., Class A*	246,764
16,231	On Assignment, Inc.*	128,225
23,484	SFN Group, Inc.*	227,325
19,557	TrueBlue, Inc.*	333,642
8,963	Viad Corp.	210,899
		3,634,648
	Computers - 1.0%
18,095	Sykes Enterprises, Inc.*	352,491

	Distribution/Wholesale - 2.1%
7,120	School Specialty, Inc.*	92,916
10,276	United Stationers, Inc.*	639,989
		732,905
	Electrical Components & Equipment - 3.4%
20,837	Belden, Inc.	724,294
8,450	Encore Wire Corp.	189,660
3,937	Powell Industries, Inc.*	149,252
8,705	Vicor Corp.	128,225
		1,191,431
	Electronics - 6.9%
3,989	American Science & Engineering, Inc.	347,043
6,674	Badger Meter, Inc.	273,567
23,338	Brady Corp., Class A	764,320
11,273	II-VI, Inc.*	556,661
12,987	Watts Water Technologies, Inc., Class A	467,142
		2,408,733
	Engineering & Construction - 5.7%
15,596	Dycom Industries, Inc.*	250,628
29,600	EMCOR Group, Inc.*	896,288
6,159	Exponent, Inc.*	226,158
17,412	Insituform Technologies, Inc., Class A*	479,004
11,942	Orion Marine Group, Inc.*	139,960
		1,992,038
	Environmental Control - 1.8%
27,417	Tetra Tech, Inc.*	634,566

	Household Products/Wares - 0.1%
5,653	Standard Register Co. (The)	18,090

	Housewares - 2.4%
13,948	Toro Co. (The)	848,317

	Machinery-Construction & Mining - 0.8%
8,838	Astec Industries, Inc.*	266,024

	Machinery-Diversified - 7.6%
12,308	Albany International Corp., Class A	277,545
16,764	Applied Industrial Technologies, Inc.	530,748
22,344	Briggs & Stratton Corp.	446,210
4,087	Cascade Corp.	192,375
5,561	Lindsay Corp.	361,910
20,002	Robbins & Myers, Inc.	830,683
		2,639,471
	Media - 0.5%
13,545	Dolan Co. (The)*	185,702

	Metal Fabricate/Hardware - 4.2%
7,592	CIRCOR International, Inc.	306,641
14,851	Kaydon Corp.	574,882
1,778	Lawson Products, Inc.	41,552
16,797	Mueller Industries, Inc.	549,262
		1,472,337
	Miscellaneous Manufacturing - 15.4%
14,846	A.O. Smith Corp.	635,557
30,366	Actuant Corp., Class A	842,049
5,539	AZZ, Inc.	222,059
20,159	Barnes Group, Inc.	399,551
11,055	Ceradyne, Inc.*	391,679
22,437	CLARCOR, Inc.	968,830
9,142	EnPro Industries, Inc.*	379,484
11,781	ESCO Technologies, Inc.	427,415
27,619	Federal Signal Corp.	192,228
20,681	Griffon Corp.*	240,727
12,536	John Bean Technologies Corp.	226,275
7,581	Lydall, Inc.*	60,648
5,581	Standex International Corp.	186,126

	Miscellaneous Manufacturing (continued)
10,182	Tredegar Corp.	$190,505
		5,363,133
	Office Furnishings - 1.3%
28,535	Interface, Inc., Class A	463,694

	Storage/Warehousing - 0.9%
16,174	Mobile Mini, Inc.*	330,597

	Telecommunications - 0.7%
5,947	Applied Signal Technology, Inc.	226,045

	Textiles - 1.8%
8,296	G&K Services, Inc., Class A	259,914
6,513	UniFirst Corp.	363,165
		623,079
	Transportation - 7.8%
11,240	Arkansas Best Corp.	287,182
12,881	Forward Air Corp.	359,509
22,545	Heartland Express, Inc.	361,284
16,565	Hub Group, Inc., Class A*	576,131
27,483	Knight Transportation, Inc.	523,826
18,621	Old Dominion Freight Line, Inc.*	599,037
		2,706,969
	Total Common Stocks (Cost $29,732,449)	34,891,525

	Money Market Fund - 0.0%
4,354	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $4,354)	4,354

	Total Investments (Cost $29,736,803)(a)-100.0%	34,895,879
	Liabilities in excess of other assets-(0.0%)	(2,766)
	Net Assets-100.0%	$34,893,113

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $29,757,766. The net unrealized appreciation was $5,138,113 which consisted of aggregate gross unrealized appreciation of $5,239,857 and aggregate gross unrealized depreciation of $101,744.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Information Technology Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Commercial Services - 4.9%
10,263	Forrester Research, Inc.	$365,773
26,915	Heartland Payment Systems, Inc.	425,257
12,125	MAXIMUS, Inc.	822,681
8,408	StarTek, Inc.*	46,244
20,404	TeleTech Holdings, Inc.*	436,850
26,958	Wright Express Corp.*	1,275,653
		3,372,458
	Computers - 9.8%
13,793	Agilysys, Inc.*	79,034
21,350	CACI International, Inc., Class A*	1,184,711
49,151	CIBER, Inc.*	224,128
16,378	Compellent Technologies, Inc.*	454,162
16,460	Hutchinson Technology, Inc.*	54,483
20,459	iGATE Corp.	315,069
32,592	Insight Enterprises, Inc.*	453,681
12,374	Integral Systems, Inc.*	150,839
15,436	Manhattan Associates, Inc.*	455,516
17,152	Mercury Computer Systems, Inc.*	323,830
10,772	MTS Systems Corp.	403,034
5,530	NCI, Inc., Class A*	116,130
24,616	NetScout Systems, Inc.*	564,199
23,349	Radiant Systems, Inc.*	426,119
17,106	RadiSys Corp.*	144,717
14,544	Stratasys, Inc.*	480,388
17,670	Super Micro Computer, Inc.*	248,705
24,019	Synaptics, Inc.*	683,581
		6,762,326
	Distribution/Wholesale - 1.6%
47,495	Brightpoint, Inc.*	431,017
18,817	ScanSource, Inc.*	681,364
		1,112,381
	Electrical Components & Equipment - 1.8%
27,146	Advanced Energy Industries, Inc.*	419,270
15,647	Littelfuse, Inc.	802,378
		1,221,648
	Electronics - 13.9%
8,239	Bel Fuse, Inc., Class B	179,693
42,904	Benchmark Electronics, Inc.*	814,747
27,920	Checkpoint Systems, Inc.*	577,106
24,070	CTS Corp.	272,954
20,842	Cymer, Inc.*	1,012,713
24,823	Daktronics, Inc.	379,047
16,801	Electro Scientific Industries, Inc.*	280,073
11,383	FARO Technologies, Inc.*	345,133
26,920	FEI Co.*	733,570
12,882	LoJack Corp.*	81,801
25,923	Methode Electronics, Inc.	306,410
25,884	Newport Corp.*	454,264
13,144	OSI Systems, Inc.*	499,341
14,531	Park Electrochemical Corp.	442,614
28,508	Plexus Corp.*	770,856
29,220	Pulse Electronics Corp.	149,314
20,000	Rofin-Sinar Technologies, Inc.*	782,000
11,141	Rogers Corp.*	476,612
34,375	Sonic Solutions, Inc.*	501,359
30,448	TTM Technologies, Inc.*	484,123
		9,543,730
	Home Furnishings - 0.8%
12,064	DTS, Inc.*	540,708

	Internet - 7.7%
30,410	Blue Coat Systems, Inc.*	876,112
17,928	comScore, Inc.*	429,555
28,598	DealerTrack Holdings, Inc.*	565,240
25,444	InfoSpace, Inc.*	208,132
32,113	j2 Global Communications, Inc.*	886,319
21,542	Knot, Inc. (The)*	238,685
12,094	Liquidity Services, Inc.*	172,581
13,010	PC-Tel, Inc.*	94,323
20,928	Perficient, Inc.*	244,648
19,726	Sourcefire, Inc.*	485,457
8,381	Stamps.com, Inc.*	106,606
60,545	United Online, Inc.	428,053
29,416	Websense, Inc.*	563,611
		5,299,322
	Machinery-Diversified - 2.3%
28,193	Cognex Corp.	883,569
17,698	Gerber Scientific, Inc.*	135,036
33,878	Intermec, Inc.*	384,854
15,807	Intevac, Inc.*	217,346
		1,620,805
	Media - 0.7%
17,104	DG Fastchannel, Inc.*	468,821

	Semiconductors - 27.9%
22,107	ATMI, Inc.*	455,404
45,977	Brooks Automation, Inc.*	539,770
16,152	Cabot Microelectronics Corp.*	728,617
15,497	CEVA, Inc.*	374,563
16,816	Cohu, Inc.	251,231
116,801	Cypress Semiconductor Corp.*	2,528,742
25,308	Diodes, Inc.*	651,428
16,454	DSP Group, Inc.*	123,240
31,182	Exar Corp.*	200,188
17,360	Hittite Microwave Corp.*	1,037,781
45,678	Kopin Corp.*	185,453
49,599	Kulicke & Soffa Industries, Inc.*	483,590
34,992	Micrel, Inc.	468,543
58,827	Microsemi Corp.*	1,323,019
35,449	MKS Instruments, Inc.*	1,017,741
25,242	Monolithic Power Systems, Inc.*	370,300
17,531	Pericom Semiconductor Corp.*	175,836
19,683	Power Integrations, Inc.	726,893
22,114	Rudolph Technologies, Inc.*	222,467
19,447	Sigma Designs, Inc.*	270,897
15,948	Standard Microsystems Corp.*	383,549
9,168	Supertex, Inc.*	210,039
35,540	Tessera Technologies, Inc.*	615,553
112,020	TriQuint Semiconductor, Inc.*	1,474,183
17,199	Ultratech, Inc.*	387,579
52,112	Varian Semiconductor Equipment Associates, Inc.*	2,316,378

	Semiconductors (continued)
28,101	Veeco Instruments, Inc.*	$1,215,649
18,930	Volterra Semiconductor Corp.*	470,411
		19,209,044
	Software - 16.8%
20,413	Avid Technology, Inc.*	339,876
30,907	Blackbaud, Inc.	812,545
22,752	Bottomline Technologies, Inc.*	521,703
30,324	CommVault Systems, Inc.*	936,708
24,005	CSG Systems International, Inc.*	466,897
17,679	Digi International, Inc.*	187,221
24,499	Ebix, Inc.*	552,452
32,570	Epicor Software Corp.*	337,425
22,998	EPIQ Systems, Inc.	295,524
9,414	Interactive Intelligence, Inc.*	308,120
30,818	JDA Software Group, Inc.*	930,087
5,921	MicroStrategy, Inc., Class A*	629,758
45,728	Progress Software Corp.*	1,309,636
16,632	RightNow Technologies, Inc.*	431,268
21,244	Smith Micro Software, Inc.*	268,099
16,883	Synchronoss Technologies, Inc.*	480,490
16,620	SYNNEX Corp.*	554,942
59,840	Take-Two Interactive Software, Inc.*	746,504
28,502	Taleo Corp., Class A*	839,669
47,855	THQ, Inc.*	278,038
17,714	Tyler Technologies, Inc.*	367,566
		11,594,528
	Telecommunications - 11.8%
19,835	Anixter International, Inc.	1,254,961
87,004	Arris Group, Inc.*	1,085,810
12,460	Black Box Corp.	438,467
19,467	Comtech Telecommunications Corp.	546,244
10,777	EMS Technologies, Inc.*	197,542
68,582	Harmonic, Inc.*	578,832
11,505	LogMeIn, Inc.*	443,288
25,240	NETGEAR, Inc.*	874,692
21,164	Network Equipment Technologies, Inc.*	104,550
22,281	Novatel Wireless, Inc.*	160,646
13,781	Oplink Communications, Inc.*	341,493
30,542	Symmetricom, Inc.*	189,666
48,296	Tekelec*	554,197
7,389	Tollgrade Communications, Inc.*	68,570
28,917	ViaSat, Inc.*	1,254,853
		8,093,811
	Total Investments (Cost $58,826,595)(a)-100.0%	68,839,582
	Liabilities in excess of other assets-(0.0%)	(22,999)
	Net Assets-100.0%	$68,816,583

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $58,978,824. The net unrealized appreciation was $9,860,758 which consisted of aggregate gross unrealized appreciation of $10,481,538 and aggregate gross unrealized depreciation of $620,780.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Materials Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Building Materials - 10.8%
11,367	Eagle Materials, Inc.	$329,643
7,155	Texas Industries, Inc.	284,268
		613,911
	Chemicals - 34.4%
8,101	A. Schulman, Inc.	172,956
5,509	American Vanguard Corp.	45,670
6,466	Arch Chemicals, Inc.	234,328
7,339	Balchem Corp.	246,957
12,602	H.B. Fuller Co.	287,200
7,941	OM Group, Inc.*	287,305
24,069	PolyOne Corp.*	316,507
2,927	Quaker Chemical Corp.	112,338
1,990	Stepan Co.	144,315
5,597	Zep, Inc.	101,138
		1,948,714
	Energy-Alternate Sources - 1.4%
15,564	Headwaters, Inc.*	81,867

	Environmental Control - 3.7%
14,491	Calgon Carbon Corp.*	206,642

	Forest Products & Paper - 22.6%
10,161	Buckeye Technologies, Inc.	255,651
2,953	Clearwater Paper Corp.*	233,523
2,764	Deltic Timber Corp.	165,812
9,825	KapStone Paper and Packaging Corp.*	167,320
3,798	Neenah Paper, Inc.	73,149
4,636	Schweitzer-Mauduit International, Inc.	277,975
12,614	Wausau Paper Corp.	108,102
		1,281,532
	Metal Fabricate/Hardware - 6.3%
4,311	A.M. Castle & Co.*	67,639
2,355	Olympic Steel, Inc.	64,456
7,749	RTI International Metals, Inc.*	223,869
		355,964
	Mining - 13.7%
6,484	AMCOL International Corp.	194,001
5,199	Brush Engineered Materials, Inc.*	181,861
14,556	Century Aluminum Co.*	216,448
3,807	Kaiser Aluminum Corp.	181,632
		773,942
	Miscellaneous Manufacturing - 7.1%
4,180	LSB Industries, Inc.*	125,902
9,086	Myers Industries, Inc.	83,046
10,640	STR Holdings, Inc.*	194,499
		403,447
	Total Common Stocks (Cost $5,249,931)	5,666,019

	Money Market Fund - 0.0%
80	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $80)	80

	Total Investments (Cost $5,250,011)(a)-100.0%	5,666,099
	Other assets less liabilities-0.0%	1,362
	Net Assets-100.0%	$5,667,461

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $5,254,912. The net unrealized appreciation was $411,187 which consisted of aggregate gross unrealized appreciation of $492,278 and aggregate gross unrealized depreciation of $81,091.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares S&P SmallCap Utilities Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 99.9%
	Electric - 35.1%
54,490	ALLETE, Inc.	$2,011,226
89,109	Avista Corp.	2,018,319
36,079	Central Vermont Public Service Corp.	774,616
40,482	CH Energy Group, Inc.	1,967,830
72,040	El Paso Electric Co.*	1,941,478
68,302	NorthWestern Corp.	1,928,848
105,051	UIL Holdings Corp.	3,171,490
54,099	Unisource Energy Corp.	1,937,285
		15,751,092
	Gas - 41.4%
53,966	Laclede Group, Inc. (The)	2,050,708
85,931	New Jersey Resources Corp.	3,605,665
42,539	Northwest Natural Gas Co.	1,895,538
150,225	Piedmont Natural Gas Co., Inc.	4,215,314
62,231	South Jersey Industries, Inc.	3,250,947
94,881	Southwest Gas Corp.	3,533,368
		18,551,540
	Telecommunications - 19.5%
24,971	Atlantic Tele-Network, Inc.	932,667
84,830	Cbeyond, Inc.*	1,242,760
420,339	Cincinnati Bell, Inc.*	1,197,966
107,225	General Communication, Inc., Class A*	1,298,495
91,137	Neutral Tandem, Inc.*	1,377,991
81,522	NTELOS Holdings Corp.	1,643,484
60,727	USA Mobility, Inc.	1,037,217
		8,730,580
	Water - 3.9%
51,239	American States Water Co.	1,742,126

	Total Common Stocks (Cost $41,637,096)	44,775,338

	Money Market Fund - 0.0%
17,108	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $17,108)	17,108

	Total Investments (Cost $41,654,204)(a)-99.9%	44,792,446
	Other assets less liabilities-0.1%	27,660
	Net Assets-100.0%	$44,820,106

Notes to Schedule of Investments:

* Non-income producing security.

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $41,684,431. The net unrealized appreciation was $3,108,015 which consisted of aggregate gross unrealized appreciation of $3,560,563 and aggregate gross unrealized depreciation of $452,548.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW High Dividend Yield Financial Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 100.0%
	Banks - 12.6%
2,482	Bank of Hawaii Corp.	$116,331
5,468	Bryn Mawr Bank Corp.	98,315
3,167	City Holding Co.	110,212
14,384	CVB Financial Corp.	119,100
15,332	F.N.B. Corp.	154,853
5,301	FirstMerit Corp.	97,114
2,228	Park National Corp.	145,087
7,193	Renasant Corp.	112,139
4,622	Trustmark Corp.	110,882
		1,064,033
	Diversified Financial Services - 5.2%
23,716	BGC Partners, Inc., Class A	192,100
4,280	Federated Investors, Inc., Class B	115,902
24,833	GFI Group, Inc.	127,145
		435,147
	Insurance - 12.0%
4,536	Arthur J. Gallagher & Co.	134,628
11,390	Fidelity National Financial, Inc., Class A	153,196
3,253	Harleysville Group, Inc.	114,928
14,041	Maiden Holdings Ltd. (Bermuda)	112,328
3,589	Marsh & McLennan Cos., Inc.	100,061
3,939	Mercury General Corp.	167,211
2,825	Safety Insurance Group, Inc.	134,442
2,734	Willis Group Holdings PLC (Ireland)	102,744
		1,019,538
	Investment Companies - 9.7%
27,113	Apollo Investment Corp.	319,798
15,227	Ares Capital Corp.	255,661
20,297	PennantPark Investment Corp.	245,594
		821,053
	REITs - 55.3%
19,853	American Capital Agency Corp.	569,582
25,237	Annaly Capital Management, Inc.	449,976
53,810	Anworth Mortgage Asset Corp.	369,675
30,797	Capstead Mortgage Corp.	391,430
124,555	Chimera Investment Corp.	523,131
13,771	Hatteras Financial Corp.	393,575
11,461	Hospitality Properties Trust	285,035
22,415	Invesco Mortgage Capital, Inc.	501,423
40,458	MFA Financial, Inc.	330,542
16,081	PennyMac Mortgage Investment Trust	297,981
6,765	Sun Communities, Inc.	224,057
19,418	Walter Investment Management Corp.	351,466
		4,687,873
	Savings & Loans - 3.8%
10,276	First Niagara Financial Group, Inc.	142,631
9,850	New York Community Bancorp, Inc.	180,452
		323,083
	Trucking & Leasing - 1.4%
3,767	Textainer Group Holdings Ltd.	116,777

	Total Common Stocks and Other Equity Interests (Cost $8,463,951)	8,467,504

	Money Market Fund - 0.0%
800	Goldman Sachs Financial Square Prime Obligations Institutional Share Class (Cost $800)	800

	Total Investments (Cost $8,464,751)(a)-100.0%	8,468,304
	Other assets less liabilities-0.0%	3,356
	Net Assets-100.0%	$8,471,660

Investment Abbreviations:

REIT     - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $8,464,751. The net unrealized appreciation was $3,553 which consisted of aggregate gross unrealized appreciation of $90,750 and aggregate gross unrealized depreciation of $87,197.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW International Financial Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks and Other Equity Interests - 99.9%
	Argentina - 2.6%
435	Banco Macro SA ADR	$20,071
1,325	BBVA Banco Frances SA ADR	14,482
1,230	Grupo Financiero Galicia SA ADR*	19,250
808	IRSA Inversiones y Representaciones SA ADR	12,847
		66,650
	Australia - 4.5%
1,021	Westpac Banking Corp. ADR	116,894

	Bermuda - 1.6%
507	Alterra Capital Holdings Ltd.	10,926
533	Aspen Insurance Holdings Ltd.	16,017
725	Montpelier Re Holdings Ltd.	14,391
		41,334
	Brazil - 11.4%
3,088	Banco Bradesco SA ADR	58,425
6,554	Banco Santander Brasil SA ADR	76,026
2,165	Gafisa SA ADR	27,106
6,174	Itau Unibanco Holding SA ADR	132,741
		294,298
	Canada - 14.9%
774	Bank of Montreal	44,668
1,241	Bank of Nova Scotia	70,253
924	Brookfield Asset Management, Inc., Class A	30,150
538	Canadian Imperial Bank of Commerce	41,012
1,585	Manulife Financial Corp.	27,642
1,226	Royal Bank of Canada	65,836
936	Sun Life Financial, Inc.	29,484
995	Toronto-Dominion Bank (The)	74,516
		383,561
	Cayman Islands - 0.9%
240	China Real Estate Information Corp. ADR*	1,800
491	CNinsure, Inc. ADR	8,283
837	E-House China Holdings Ltd. ADR	12,003
		22,086
	Chile - 5.8%
445	A.F.P. Provida SA ADR	33,099
429	Banco de Chile ADR	36,212
512	Banco Santander Chile ADR	43,459
476	Corpbanca SA ADR	37,970
		150,740
	China - 2.9%
1,264	China Life Insurance Co. Ltd. ADR	73,679
120	Xinyuan Real Estate Co. Ltd. ADR*	290
		73,969
	Colombia - 2.4%
1,078	Bancolombia SA ADR	62,998

	Germany - 3.3%
1,474	Deutsche Bank AG	86,303

	Greece - 1.2%
15,718	National Bank of Greece SA ADR*	30,021

	India - 4.9%
488	HDFC Bank Ltd. ADR	70,472
1,313	ICICI Bank Ltd. ADR	56,905
		127,377
	Ireland - 0.6%
1,558	Allied Irish Banks PLC ADR*	1,090
2,457	Bank of Ireland ADR*	5,086
414	XL Group PLC	9,489
		15,665
	Japan - 8.8%
15,774	Mitsubishi UFJ Financial Group, Inc. ADR	82,025
2,213	Mizuho Financial Group, Inc. ADR	8,586
5,229	Nomura Holdings, Inc. ADR	31,949
523	ORIX Corp. ADR	26,469
11,587	Sumitomo Mitsui Financial Group, Inc. ADR	78,908
		227,937
	Mexico - 0.7%
554	Desarrolladora Homex SAB de CV ADR*	16,891

	Netherlands - 2.0%
2,614	Aegon NV*	19,344
2,805	ING Groep NV ADR*	31,949
		51,293
	Peru - 0.5%
129	Credicorp Ltd.	13,450

	South Korea - 4.9%
916	KB Financial Group, Inc. ADR	47,696
543	Shinhan Financial Group Co. Ltd. ADR	48,441
798	Woori Finance Holdings Co. Ltd. ADR	30,883
		127,020
	Spain - 8.6%
9,627	Banco Bilbao Vizcaya Argentaria SA ADR	118,123
8,421	Banco Santander SA ADR	103,073
		221,196
	Switzerland - 6.5%
2,072	Credit Suisse Group AG ADR	92,639
4,235	UBS AG*	76,061
		168,700
	United Kingdom - 8.4%
2,288	Aviva PLC ADR	33,153
2,141	Barclays PLC ADR	40,251
1,002	HSBC Holdings PLC ADR	54,749
9,126	Lloyds Banking Group PLC ADR*	36,778
1,955	Prudential PLC ADR	42,345
669	Royal Bank of Scotland Group PLC ADR*	8,945
		216,221
	United States - 2.5%
720	ACE Ltd.	44,345
255	PartnerRe Ltd.	20,879
		65,224
	Total Investments (Cost $2,476,087)(a)-99.9%	2,579,828
	Other assets less liabilities-0.1%	$2,352
	Net Assets-100.0%	$2,582,180

Investment Abbreviations:

ADR     - American Depositary Receipt

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $2,476,087. The net unrealized appreciation was $103,741 which consisted of aggregate gross unrealized appreciation of $190,774 and aggregate gross unrealized depreciation of $87,033.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Premium Yield Equity REIT Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Real Estate Investment Trust, Common Stocks and Other Equity Interests- 100.0%
	Diversified - 16.2%
7,684	Duke Realty Corp.	$105,271
1,674	Entertainment Properties Trust	77,054
9,847	Lexington Realty Trust	83,404
2,752	Washington REIT	84,432
5,514	Winthrop Realty Trust	67,822
		417,983
	Health Care - 30.5%
14,926	Cogdell Spencer, Inc.	90,302
2,364	HCP, Inc.	87,681
1,917	Health Care REIT, Inc.	94,086
3,981	Healthcare Realty Trust, Inc.	83,601
1,083	LTC Properties, Inc.	29,609
10,935	Medical Properties Trust, Inc.	120,066
1,818	National Health Investors, Inc.	83,137
4,727	OMEGA Healthcare Investors, Inc.	105,318
2,562	Universal Health Realty Income Trust	93,129
		786,929
	Hotels - 5.0%
5,172	Hospitality Properties Trust	128,627

	Manufactured Home - 3.9%
3,047	Sun Communities, Inc.	100,917

	Office Property - 15.4%
7,471	Brandywine Realty Trust	86,663
4,728	CommonWealth REIT	126,096
3,350	Government Properties Income Trust	86,765
2,759	Mack-Cali Realty Corp.	96,620
		396,144
	Shopping Centers - 10.6%
4,287	Equity One, Inc.	79,953
3,840	Inland Real Estate Corp.	35,635
6,750	Ramco-Gershenson Properties Trust	86,805
3,693	Urstadt Biddle Properties, Inc., Class A	71,681
		274,074
	Single Tenant - 9.7%
3,744	Agree Realty Corp.	87,048
2,949	Getty Realty Corp.	85,639
3,147	National Retail Properties, Inc.	78,203
		250,890
	Warehouse/Industrial - 8.7%
14,554	DCT Industrial Trust, Inc.	80,629
1,625	EastGroup Properties, Inc.	70,834
4,579	First Potomac Realty Trust	73,722
		225,185
	Total Investments (Cost $2,490,638)(a)-100.0%	2,580,749
	Liabilities in excess of other assets-(0.0%)	(2)
	Net Assets-100.0%	$2,580,747

Investment Abbreviations:

REIT     - Real Estate Investment Trust

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $2,490,638. The net unrealized appreciation was $90,111 which consisted of aggregate gross unrealized appreciation of $124,247 and aggregate gross unrealized depreciation of $34,136.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Schedule of Investments

PowerShares KBW Property & Casualty Insurance Portfolio

January 31, 2011 (Unaudited)

Number of Shares		Value
	Common Stocks - 100.0%
	Multi-line Insurance - 15.4%
15,210	Allstate Corp. (The)	$473,640
5,662	American Financial Group, Inc.	184,185
4,874	Unitrin, Inc.	131,159
		788,984
	Property/Casualty Insurance - 47.6%
2,901	Arch Capital Group Ltd.*	256,013
7,393	Chubb Corp. (The)	428,277
3,680	Hanover Insurance Group, Inc. (The)	174,064
5,590	HCC Insurance Holdings, Inc.	169,265
2,861	Mercury General Corp.	121,450
2,578	ProAssurance Corp.*	151,251
18,713	Progressive Corp. (The)	370,705
706	RLI Corp.	38,032
5,721	Selective Insurance Group, Inc.	101,719
8,100	Travelers Cos., Inc. (The)	455,706
6,157	W.R. Berkley Corp.	173,935
		2,440,417
	Reinsurance - 37.0%
3,680	Allied World Assurance Co. Holdings Ltd. (Switzerland)	222,014
6,085	Aspen Insurance Holdings Ltd. (Bermuda)	182,854
6,015	Axis Capital Holdings Ltd. (Bermuda)	214,014
4,494	Endurance Specialty Holdings Ltd. (Bermuda)	208,926
7,982	Montpelier Re Holdings Ltd. (Bermuda)	158,443
3,043	PartnerRe Ltd.	249,161
3,956	Platinum Underwriters Holdings Ltd. (Bermuda)	174,855
2,831	RenaissanceRe Holdings Ltd. (Bermuda)	185,770
3,680	Transatlantic Holdings, Inc.	189,336
3,567	Validus Holdings Ltd.	108,437
		1,893,810
	Total Investments (Cost $5,035,418)(a)-100.0%	5,123,211
	Liabilities in excess of other assets-(0.0%)	(275)
	Net Assets-100.0%	$5,122,936

Notes to Schedule of Investments:

(a) At January 31, 2011, the aggregate cost of investments for Federal income tax purposes was $5,035,418. The net unrealized appreciation was $87,793 which consisted of aggregate gross unrealized appreciation of $98,583 and aggregate gross unrealized depreciation of $10,790.

This Fund has holdings greater than 10% of net assets in the following country:

Bermuda	22.0%

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of July 31, 2010. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.  During the three-month period ended January 31, 2011, there were no significant transfers between investment levels, unless otherwise noted.

	Investments in Securities
	Level 1	Level 2	Level 3	Total

PowerShares DWA Developed Markets Technical Leaders Portfolio
Equity Securities	$136,857,937	$—	$0	$136,857,937
Money Market Fund	20,639	—	—	20,639
Total Investments	136,878,576	—	0	136,878,576

PowerShares DWA Emerging Markets Technical Leaders Portfolio
Equity Securities	362,727,948	—	—	362,727,948
Money Market Fund	114,287	—	—	114,287
Total Investments	362,842,235	—	—	362,842,235

PowerShares Dynamic Developed International Opportunities Portfolio
Equity Securities	32,238,302	—	0	32,238,302

PowerShares Emerging Markets Infrastructure Portfolio
Equity Securities	204,904,235	—	—	204,904,235
Money Market Fund	381,064	—	—	381,064
Total Investments	205,285,299	—	—	205,285,299

PowerShares FTSE RAFI Asia Pacific ex-Japan Portfolio
Equity Securities	61,447,688	—	0	61,447,688

PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio
Equity Securities	235,351,826	—	0	235,351,826

PowerShares FTSE RAFI Developed Markets ex-U.S. Small-Mid Portfolio
Equity Securities	117,285,353	123,482	0	117,408,835
Money Market Fund	182,364	—	—	182,364
Total Investments	117,467,717	123,482	0	117,591,199

PowerShares FTSE RAFI Emerging Markets Portfolio
Equity Securities	518,212,004	532,067	—	518,744,071

PowerShares Global Agriculture Portfolio
Equity Securities	95,264,641	—	—	95,264,641
Money Market Fund	153,677	—	—	153,677
Total Investments	95,418,318	—	—	95,418,318

PowerShares Global Clean Energy Portfolio
Equity Securities	147,001,188	—	—	147,001,188

PowerShares Global Coal Portfolio
Equity Securities	32,604,620	—	—	32,604,620
Money Market Fund	9,329	—	—	9,329
Total Investments	32,613,949	—	—	32,613,949

PowerShares Global Gold and Precious Metals Portfolio
Equity Securities	59,139,641	—	—	59,139,641
Money Market Fund	23,835	—	—	23,835
Total Investments	59,163,476	—	—	59,163,476

PowerShares Global Nuclear Energy Portfolio
Equity Securities	37,906,644	—	—	37,906,644

PowerShares Global Steel Portfolio
Equity Securities	10,037,516	—	—	10,037,516
Money Market Fund	1,893	—	—	1,893
Total Investments	10,039,409	—	—	10,039,409

PowerShares Global Water Portfolio
Equity Securities	344,408,922	—	—	344,408,922

PowerShares Global Wind Energy Portfolio
Equity Securities	26,236,750	—	—	26,236,750
Money Market Fund	520	—	—	520
Total Investments	26,237,270	—	—	26,237,270

PowerShares MENA Frontier Countries Portfolio
Equity Securities	$21,494,273	$1,635,658	$—	$23,129,931

PowerShares Ibbotson Alternative Completion Portfolio
Equity Securities	9,359,292	—	—	9,359,292
Money Market Fund	1,197	—	—	1,197
Total Investments	9,360,489	—	—	9,360,489

PowerShares RiverFront Tactical Balanced Growth Portfolio
Equity Securities	20,234,055	—	—	20,234,055
Money Market Fund	3,925	—	—	3,925
Total Investments	20,237,980	—	—	20,237,980

PowerShares RiverFront Tactical Growth & Income Portfolio
Equity Securities	18,610,151	—	—	18,610,151
Money Market Fund	14,949	—	—	14,949
Total Investments	18,625,100	—	—	18,625,100

PowerShares 1-30 Laddered Treasury Portfolio
U.S. Treasury Securities	—	278,023,878	—	278,023,878

PowerShares Build America Bond Portfolio
Municipal Obligations	—	597,689,613	—	597,689,613
Money Market Fund	9,632,609	—	—	9,632,609
Total Investments	9,632,609	597,689,613	—	607,322,222

PowerShares CEF Income Composite Portfolio
Equity Securities	184,052,642	—	—	184,052,642

PowerShares Emerging Markets Sovereign Debt Portfolio
Foreign Government Debt Securities	—	854,124,481	—	854,124,481
Money Market Fund	2,127,496	—	—	2,127,496
Total Investments	2,127,496	854,124,481	—	856,251,977

PowerShares Fundamental High Yield® Corporate Bond Portfolio
Corporate Debt Securities	—	408,059,988	—	408,059,988
Money Market Fund	2,055,191	—	—	2,055,191
Total Investments	2,055,191	408,059,988	—	410,115,179

PowerShares Insured California Municipal Bond Portfolio
Municipal Obligations	—	42,908,464	—	42,908,464

PowerShares Insured National Municipal Bond Portfolio
Municipal Obligations	—	464,853,843	—	464,853,843

PowerShares Insured New York Municipal Bond Portfolio
Municipal Obligations	—	37,084,701	—	37,084,701

PowerShares International Corporate Bond Portfolio
Australia	—	1,989,072	—	1,989,072
Austria	—	204,521	—	204,521
Canada	—	2,995,762	—	2,995,762
Denmark	—	196,439	—	196,439
France	—	5,674,292	—	5,674,292
Germany	—	725,059	—	725,059
Italy	—	3,586,450	—	3,586,450
Japan	—	2,122,128	—	2,122,128
Luxembourg	—	1,562,879	—	1,562,879
Netherlands	—	6,036,890	—	6,036,890
Norway	—	342,463	—	342,463
Spain	—	2,413,100	—	2,413,100
Sweden	—	1,083,221	—	1,083,221
Switzerland	—	1,740,890	—	1,740,890
United Kingdom	—	9,850,955	—	9,850,955
United States	—	331,352	—	331,352
Total Investments	—	40,855,473	—	40,855,473

PowerShares Preferred Portfolio
Equity Securities	$1,337,015,736	$27,233,694	$—	$1,364,249,430
Money Market Fund	324,440	—	—	324,440
Total Investments	1,337,340,176	27,233,694	—	1,364,573,870

PowerShares VRDO Tax-Free Weekly Portfolio
Municipal Obligations	—	541,470,000	—	541,470,000

PowerShares S&P SmallCap Consumer Discretionary Portfolio
Equity Securities	40,189,062	—	—	40,189,062
Money Market Fund	4,322	—	—	4,322
Total Investments	40,193,384	—	—	40,193,384

PowerShares S&P SmallCap Consumer Staples Portfolio
Equity Securities	11,212,134	—	—	11,212,134
Money Market Fund	5,059	—	—	5,059
Total Investments	11,217,193	—	—	11,217,193

PowerShares S&P SmallCap Energy Portfolio
Equity Securities	65,559,647	—	—	65,559,647

PowerShares S&P SmallCap Financials Portfolio
Equity Securities	56,872,851	—	—	56,872,851
Money Market Fund	7,474	—	—	7,474
Total Investments	56,880,325	—	—	56,880,325

PowerShares S&P SmallCap Health Care Portfolio
Equity Securities	57,502,065	—	—	57,502,065

PowerShares S&P SmallCap Industrials Portfolio
Equity Securities	34,891,525	—	—	34,891,525
Money Market Fund	4,354	—	—	4,354
Total Investments	34,895,879	—	—	34,895,879

PowerShares S&P SmallCap Information Technology Portfolio
Equity Securities	68,839,582	—	—	68,839,582

PowerShares S&P SmallCap Materials Portfolio
Equity Securities	5,666,019	—	—	5,666,019
Money Market Fund	80	—	—	80
Total Investments	5,666,099	—	—	5,666,099

PowerShares S&P SmallCap Utilities Portfolio
Equity Securities	44,775,338	—	—	44,775,338
Money Market Fund	17,108	—	—	17,108
Total Investments	44,792,446	—	—	44,792,446

PowerShares KBW High Dividend Yield Financial Portfolio
Equity Securities	8,467,504	—	—	8,467,504
Money Market Fund	800	—	—	800
Total Investments	8,468,304	—	—	8,468,304

PowerShares KBW International Financial Portfolio
Equity Securities	2,579,828	—	—	2,579,828

PowerShares KBW Premium Yield Equity REIT Portfolio
Equity Securities	2,580,749	—	—	2,580,749

PowerShares KBW Property & Casualty Insurance Portfolio
Equity Securities	5,123,211	—	—	5,123,211

Item 2.           Controls and Procedures.

(a)          The Registrant’s President and Treasurer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”) (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.           Exhibits.

A separate certification for the President and Treasurer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	PowerShares Exchange-Traded Fund Trust II

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
President

Date:	March 25, 2011

By:	/s/ Bruce T. Duncan
Bruce T. Duncan
Treasurer

Date:	March 25, 2011